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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number  811-4852
                                    --------


                           The Victory Portfolios
                           ----------------------
              (Exact name of registrant as specified in charter)


                  3435 Stelzer Road Columbus, OH        43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)


         BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
         ----------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code:  614-470-8000
                                                     ------------

Date of fiscal year end:  10/31/04
                          --------

Date of reporting period:  4/30/04
                           -------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


April 30, 2004


Semi Annual Report

Institutional Money Market Fund
Federal Money Market Fund

Victory Funds
LOGO(R)

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records

      o Daily share prices

      o The latest fund news

      o Investment resources to help you become a better investor

      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory Portfolios


                              Table of Contents


Shareholder Letter                                                    2


Financial Statements

Schedules of Investments                                              3

Statements of Assets and Liabilities                                  8

Statements of Operations                                              9

Statements of Changes in Net Assets                                  10


Financial Highlights                                                 11


Notes to Financial Statements                                        15


Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Funds. The Victory Funds are distributed by Victory Capital Advisers, Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


                              NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

Letter to our Shareholders

Last fall, as we prepared our annual report, investors had been generally taking conservative positions, favoring bonds over stocks as they awaited an improving economic outlook. Interest rates were low with no near-term indication of change. Now we are at a point of fairly steady improvement in economic news, a slowly improving job market and good response in the equity markets. Both long and short rates have moved upward, and there has been a clear steeping of the yield curve. Along with economic improvement there are some less positive signs, including the increase in gas/oil prices, some initial references to inflation and concern surrounding our political environment.

Most interesting to us is what investors are apparently not worrying about -- the mutual fund market timing scandal. Those of us who work in the industry open our mail and our papers every day to see another fund company under investigation. Executives have departed, fines levied and regulations are in the process of changing. In a classic example of the domino effect, the problem of market timing seems to have exposed other issues both relating to operations of the funds and to the sales processes used by financial advisors. But just as mutual fund investors held their course through several years of negative returns, they have been just as steadfast during these recent events.

Throughout the months of press coverage, shareholders have been moving from the conservatism of cash and bond funds back into equity funds. While some of the complexes have had significant asset outflows, the first quarter 2004 industry sales numbers were impressive. Large company stock funds grew by over 2% just on net new purchases, while mid cap and small cap funds grew by well over 5% on net new purchases. This represents billions of investor dollars.

We would like to highlight the most recent addition to our fund complex. The Victory Focused Growth Fund, which purchases large company growth-oriented stocks, began operations on January 1, 2004. Our Victory NewBridge staff in New York City manages this fund.

We appreciate our shareholders' confidence in the Victory Funds and its management. We are staying true to our belief in the importance of style consistency, well-defined processes and strong compliance oversight.

Please feel free to contact us at 1-800-539-3863 or through our website, www.VictoryConnect.com, if you have any questions or would like further information.

/s/ Kathleen A. Dennis

Kathleen A. Dennis
President
The Victory Portfolios

The Victory Portfolios                                Schedules of Investments
Institutional Money Market Fund                                 April 30, 2004

(Amounts in Thousands)                                             (Unaudited)

                                                         Principal
Security Description                                      Amount       Value


Certificates of Deposit (2.7%)

Canadian Imperial Holdings, 1.03%, 5/5/04                 $ 30,000  $   30,000
Credit Suisse First Boston NY, 1.18%*, 8/6/04               12,000      12,004

Total Certificates of Deposit (Cost $42,004)                            42,004


Commercial Paper (39.2%)

Cafco LLC, 1.04%, 5/28/04 (a)                               50,000      49,961
Canadian Imperial Holdings, 1.05%, 7/1/04                   35,000      34,940
Cemex SA, 1.05%, 5/18/04, LOC Barclay's Bank                30,000      29,985
Delaware Funding Corp., 1.03%, 5/18/04 (a)                  16,325      16,317
Delaware Funding Corp., 1.03%, 5/20/04 (a)                  50,000      49,973
Edison Asset Securitization, 1.02%, 5/18/04 (a)             70,000      69,966
Eureka Securitization, Inc., 1.04%, 5/3/04 (a)              56,050      56,046
Fleet Funding Corp., 1.02%, 5/5/04 (a)                      20,000      19,998
General Electric Capital Corp., 1.25%, 7/12/04              45,000      44,887
Goldman Sachs Group, Inc., 1.15%*, 1/18/05                  60,000      60,000
J.P. Morgan Chase & Co., Inc., 1.05%, 5/3/04                60,000      59,997
National Co-Op Services, 1.05%, 5/13/04 (a)                 32,858      32,847
National Co-Op Services, 1.05%, 5/24/04 (a)                 18,500      18,488
Sheffield Receivables Corp., 1.04%, 5/21/04 (a)             50,000      49,971
Windmill Funding Corp., 1.03%, 5/10/04 (a)                  10,000       9,997

Total Commercial Paper (Cost $603,373)                                 603,373


Corporate Bonds (18.9%)

CIT Group, Inc., 5.63%, 5/17/04                             23,000      23,035
CIT Group, Inc., 2.41%*, 9/20/04, MTN                       20,550      20,644
DAPSCO, Inc., 1.12%*, 2/1/15                                 4,260       4,260
Ellison Surface Technologies, Inc.,
   1.23%*, 8/1/23, LOC US Bank                               4,100       4,100
Ellison Surface Technologies, Inc.,
   1.23%*, 8/1/23, LOC US Bank                               3,785       3,785
Fairfield Christian Church, 1.25%*, 4/1/22,
   LOC Huntington National Bank                              4,990       4,990
Fresh Unlimited, Inc., 1.12%*, 7/1/20                        3,215       3,215
Gardner Publications, Inc., Series 2000,
   1.12%*, 10/1/10, LOC Fifth Third Bank                     5,825       5,825
Huntington National Bank, 1.13%*, 11/5/04                   17,400      17,393
Jackson Tube Service, Inc., Series 2000,
   1.12%*, 7/1/10, LOC Fifth Third Bank                      4,200       4,200
Liberty Light US Capital, 1.14%*, 8/27/04, MTN (a)          25,000      24,999
Liberty Light US Capital, 1.07%*, 4/26/05, MTN (a)          10,000       9,998
Luken-Woodlawn LLC, 1.12%*, 2/1/18                           3,120       3,120
Mega Star Arbor LLC, 1.25%*, 2/1/22                          8,335       8,335
Morgan Stanley, 1.13%*, 6/15/04                             40,000      40,000
National City Bank, 1.09%*, 7/30/04                         10,000      10,000
National Rural Utilities, 1.53%*, 2/7/05                    11,000      11,035
Scott Street Land Co., Series 2000, 1.12%*, 1/3/22           6,690       6,690
SeaRiver Maritime, Inc., 1.10%*, 10/1/11                    23,900      23,900
Sigma Finance, Inc., 1.06%*, 10/14/04, MTN (a)              50,000      49,994

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Institutional Money Market Fund                                 April 30, 2004

(Amounts in Thousands)                                             (Unaudited)

                                                         Principal
Security Description                                      Amount       Value

Texas Disposal Systems, Series 2000,
   1.12%*, 5/1/12, LOC Bank of America                    $  4,000  $    4,000
White Brothers Properties/Auto Mall Drive LLC,
   1.25%*, 11/1/18                                           3,600       3,600
YMCA of Greater Cleveland, Series 2000, 1.12%*, 4/1/25       3,330       3,330

Total Corporate Bonds (Cost $290,448)                                  290,448


Repurchase Agreement (17.1%)

Bear Stearns & Co., 1.04%, 5/3/04
   (Proceeds at maturity $50,004,
   collateralized by $51,001 various
   U.S. Government Securities,
   4.50%-8.00%, 7/1/08-5/1/34, market value $50,769)        50,000      50,000
Deutsche Bank Securities, Inc., 1.03%, 5/3/04
   (Proceeds at maturity $70,006,
   collateralized by $71,400 various
   U.S. Government Securities,
   4.13%-7.50%, 3/1/17-4/1/34, market value $71,098)        70,000      70,000
UBS Warburg, 1.04%, 5/3/04
   (Proceeds at maturity $143,012,
   collateralized by $145,861 various
   U.S. Government Securities,
   0.00%-2.65%, 5/9/05-11/15/28, market value $145,692)    143,000     143,000

Total Repurchase Agreement (Cost $263,000)                             263,000


Tax Exempt Municipal Bonds (14.4%)

California (6.1%):
Infrastructure & Economic Development
   Bank Revenue, Independent
   Systems Operator Corp. Project,
   Series A, 1.09%*, 4/1/08, MBIA                           31,700      31,700
State Department of Water Resources,
   Powersupply Revenue,
   Series C-1, 1.08%*, 5/1/22, LOC Dexia Credit Local       61,000      61,000

                                                                        92,700

Connecticut (1.0%):
State Special Tax Obligation Revenue,
   Second Lien-Transition Infrastructure,
   Series 1, 1.08%*, 12/1/10, FSA,
   SPA Bank of America N.A.                                 15,300      15,300

Florida (0.6%):
Brevard County Educational Facilities
   Authority Revenue, Florida Institute
   of Technology, Series B, 1.10%*, 7/1/32,
   LOC Bank of America N.A.                                  9,200       9,200

Georgia (2.3%):
Dalton Development Authority Revenue,
   Hamilton Health Systems Project,
   Series B, 1.10%*, 8/15/33,
   LOC Bank of America N.A.                                 14,495      14,495
Municipal Electric Authority Revenue,
   Project One, Subseries D,
   1.05%*, 1/1/22, FSA, SPA Dexia Credit Local              20,000      20,000

                                                                        34,495

Kentucky (1.3%):
Louisville & Jefferson County Metro Sewer District,
   Sewer & Drain Systems Revenue,
   Series B, 1.04%*, 5/15/23,
   FSA, SPA Bank One Kentucky N.A.                          20,500      20,499

North Carolina (1.6%):
Capital Facilities Finance Agency Revenue,
   Wolfpack Club Project,
   1.10%*, 4/1/12, LOC Bank of America N.A.                  9,100       9,100
State, GO, Series E, 1.05%*, 6/1/19,
   SPA Bayerische Landesbank                                16,000      16,000

                                                                        25,100

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Institutional Money Market Fund                                 April 30, 2004

(Amounts in Thousands)                                             (Unaudited)

                                                         Principal
Security Description                                      Amount       Value

Ohio (0.6%):
State Air Quality Development
   Authority Revenue, Columbus Southern,
   Series C, 1.05%*, 12/1/38, LOC BNP Paribas             $  9,195  $    9,195

Pennsylvania (0.9%):
Chester County Industrial Development
   Authority Revenue, Archdiocese of Philadelphia,
   1.10%*, 7/1/31, LOC Wachovia Bank N.A.                   14,445      14,445

Total Tax Exempt Municipal Bonds (Cost $220,934)                       220,934


Taxable Municipal Bonds (2.9%)

California (1.2%):
Statewide Communities Development Authority,
   Multifamily Revenue,
   IAC Project, Series W-2, 1.10%*, 9/15/29,
   LOC Bank of America N.A.                                 19,038      19,038

Colorado (0.3%):
County of Arapahoe, IDR, 1.25%*, 8/1/17,
   LOC Huntington National Bank                              4,080       4,080

Georgia (0.5%):
Savannah College of Art & Design,
   Series 2004, 1.10%*, 4/1/24,
   LOC Bank of America N.A.                                  7,000       7,000

Iowa (0.2%):
Woodbury County,
   Healthcare Revenue, 1.15%*, 12/1/14,
   LOC Wells Fargo Bank                                      3,400       3,400

Washington (0.7%):
State Housing Finance Commission,
   Multifamily Revenue,
   1.16%*, 1/1/12, LOC US Bank                              10,640      10,640

Total Taxable Municipal Bonds (Cost $44,158)                            44,158


Time Deposit (4.2%)

Societe Generale Grand Cayman, 1.05%, 5/3/04                65,000      65,000

Total Time Deposit (Cost $65,000)                                       65,000


U.S. Government Agencies (3.3%)

Federal Home Loan Bank (1.4%):
1.65%, 5/17/05, Callable 7/21/04 @ 100                      14,000      14,000
1.77%, 5/27/05, Callable 8/4/04 @ 100                        7,000       6,997

                                                                        20,997

Federal National Mortgage Assoc. (1.9%):
1.40%, 3/29/05, Callable 6/4/04 @100                        15,000      15,000
1.75%, 5/23/05, Callable 7/28/04 @ 100                      14,000      14,000

                                                                        29,000

Total U.S. Government Agencies (Cost $49,997)                           49,997

Total Investments (Cost $1,578,914) -- 102.7%                        1,578,914

Liabilities in excess of other assets -- (2.7)%                       (41,190)

NET ASSETS -- 100.0%                                                $1,537,724

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                                Schedules of Investments
Federal Money Market Fund                                       April 30, 2004

(Amounts in Thousands)                                             (Unaudited)

                                                         Principal
Security Description                                      Amount       Value


U.S. Treasury Obligations (6.1%)

U.S. Treasury Bills (2.2%):
1.13%, 10/21/04                                           $ 30,000  $   29,837

U.S. Treasury Notes (3.9%):
5.88%, 11/15/04                                             50,000      51,279

Total U.S. Treasury Obligations (Cost $81,116)                          81,116


U.S. Government Agencies (41.1%)

Federal Farm Credit Bank (1.9%):
1.25%, 5/13/04, Continuously Callable @100                  25,000      25,000

Federal Home Loan Bank (21.4%):
3.38%, 5/14/04                                              10,000      10,007
4.88%, 5/14/04                                              11,875      11,890
2.25%, 8/13/04                                              18,500      18,558
4.63%, 8/13/04                                              15,315      15,461
3.63%, 10/15/04                                             10,250      10,359
1.30%, 2/23/05, Callable 7/28/04 @100                       16,800      16,800
1.45%, 2/25/05, Callable 5/6/04 @100                        15,000      15,000
1.25%*, 3/9/05, Callable 8/17/04 @100 (b)                   45,000      45,000
1.16%*, 3/29/05, Callable 9/29/04 @100                      50,000      50,001
1.40%, 4/1/05, Callable 6/8/04 @100                         13,000      13,000
1.26%, 4/8/05, Callable 9/15/04 @100                        20,000      20,000
1.24%*, 4/28/05, Callable 10/28/04 @100                     30,000      30,000
1.78%, 5/27/05, Callable 6/10/04 @100                       30,000      30,000

                                                                       286,076

Federal Home Loan Mortgage Corp. (6.8%):
6.25%, 7/15/04                                              24,762      25,017
1.40%, 8/11/04                                              10,000      10,000
1.25%, 9/9/04                                               10,000       9,955
3.25%, 11/15/04                                             25,000      25,243
1.62%, 12/30/04, Callable 6/8/04 @100                       20,000      20,002

                                                                        90,217

Federal National Mortgage Association (8.7%):
1.25%, 8/27/04, Callable 5/4/04 @100                        35,000      35,000
3.50%, 9/15/04                                              24,400      24,617
1.50%, 12/3/04, Callable 5/10/04 @100                       42,000      42,005
1.40%, 3/29/05, Callable 6/4/04 @100                        15,000      15,009

                                                                       116,631

Student Loan Marketing Assoc. (2.3%):
1.04%*, 5/20/04                                             15,000      15,000
1.03%*, 9/16/04                                             15,000      14,998

                                                                        29,998

Total U.S. Government Agencies (Cost $547,922)                         547,922

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Federal Money Market Fund                                       April 30, 2004

(Amounts in Thousands)                                             (Unaudited)

                                                         Principal
Security Description                                      Amount       Value


Repurchase Agreement (54.8%)

ABN Amro Bank, NV, 1.02%, 5/3/04
   (Proceeds at maturity $60,005,
   collateralized by $61,200 various
   U.S. Government Securities,
   7.50%-10.00%, 9/1/21-9/1/31,
   market value $60,797)                                  $ 60,000  $   60,000
Bear Stearns & Co., 1.04%, 5/3/04
   (Proceeds at maturity $220,019,
   collateralized by $224,402 various
   U.S. Government Securities,
   0.00%-7.08%, 3/1/14-8/1/42,
   market value $223,715)                                  220,000     220,000
Deutsche Bank Securities, Inc., 1.03%, 5/3/04
   (Proceeds at maturity $60,005,
   collateralized by $61,200 various
   U.S. Government Securities,
   2.43%-5.00%, 12/1/13-6/1/42,
   market value $61,012)                                    60,000      60,000
Greenwich Partners, LLC, 1.04%, 5/3/04
   (Proceeds at maturity $270,023,
   collateralized by $275,401 various
   U.S. Government Securities,
   0.00%-3.25%, 5/6/04-8/15/08,
   market value $273,853)                                  270,000     270,000
Morgan Stanley & Co., 1.03%, 5/3/04
   (Proceeds at maturity $60,005,
   collateralized by $61,800 various
   U.S. Government Securities,
   5.00%-7.00%, 11/1/22-8/1/33,
   market value $61,510)                                    60,000      60,000
UBS Warburg, LLC, 1.04%, 5/3/04
   (Proceeds at maturity $60,490,
   collateralized by $61,695 various
   U.S. Government Securities,
   0.00%-5.56%, 11/15/09-5/15/30,
   market value $61,603)                                    60,485      60,485

Total Repurchase Agreement (Cost $730,485)                             730,485

Total Investments (Cost $1,359,523) (a) -- 102.0%                    1,359,523

Liabilities in excess of other assets -- (2.0)%                       (26,848)

NET ASSETS -- 100.0%                                                $1,332,675

Notes to Schedules of Investments

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b) Segregated as collateral for securities purchased on a "when-issued" basis.

* Variable rate security. Rate presented represents rate in effect at April 30, 2004. Maturity date reflects actual maturity date.

FSA -- Insured by Financial Security Assurance

FNMA -- Insured by Federal National Mortgage Association

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MTN -- Medium Term Note

SPA -- Standby Purchase Agreement

  See notes to schedules of investments and notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2004

(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                         Institutional     Federal
                                                         Money Market   Money Market
                                                             Fund           Fund

ASSETS:
Investments, at value                                     $1,315,914    $  629,038
Repurchase agreements, at value                              263,000       730,485

     Total                                                 1,578,914     1,359,523

Cash                                                             447            50
Interest receivable                                            1,261         4,146
Prepaid expenses and other assets                                270           155

         Total Assets                                      1,580,892     1,363,874

LIABILITIES:
Dividends payable                                                832           730
Payable to brokers for investments purchased                  41,937        30,000
Accrued expenses and other payables:
     Investment advisory fees                                    231           245
     Administration fees                                          12             8
     Custodian fees                                               38            38
     Accounting fees                                               2            --
     Transfer agent fees                                          36            38
     Shareholder service fees -- Select Shares                    36            92
     Other                                                        44            48

         Total Liabilities                                    43,168        31,199

NET ASSETS:
Capital                                                    1,537,726     1,332,621
Accumulated net investment income                                 --            28
Accumulated net realized gains (losses)
   from investment transactions                                   (2)           26

         Net Assets                                       $1,537,724    $1,332,675

Net Assets
     Investor Shares                                      $1,353,320      $871,812
     Select Shares                                           184,404       460,863

         Total                                            $1,537,724    $1,332,675

Outstanding units of beneficial interest (shares)
     Investor Shares                                       1,353,464       871,773
     Select Shares                                           184,397       460,846

         Total                                             1,537,861     1,332,619

Net asset value
     Offering and redemption price per share --
        Investor Shares                                   $     1.00    $     1.00

     Offering and redemption price per share --
        Select Shares                                     $     1.00    $     1.00


                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                         Institutional     Federal
                                                         Money Market   Money Market
                                                             Fund           Fund

Investment Income:
Interest income                                             $7,956        $8,105

     Total Income                                            7,956         8,105

Expenses:
Investment advisory fees                                     1,411         1,832
Administration fees                                            865           899
Shareholder service fees -- Select Shares                      239           629
Accounting fees                                                 59            58
Custodian fees                                                 142           148
Legal and audit fees                                            85            90
Trustees' fees and expenses                                     36            37
Transfer agent fees                                             74            81
Registration and filing fees                                    17            15
Printing fees                                                    1             6
Other                                                           26            43

     Total Expenses                                          2,955         3,838

Expenses reduced by adviser                                     --          (220)
Expenses reduced by administrator                             (301)         (459)

     Net Expenses                                            2,654         3,159

Net Investment Income                                        5,302         4,946

Realized Gains from Investments:
Net realized gains from investment transactions                  2            26

Change in net assets resulting from operations              $5,304        $4,972


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets

(Amounts in Thousands)


                                               Institutional                        Federal
                                             Money Market Fund                 Money Market Fund

                                            Six                               Six
                                          Months            Year            Months            Year
                                           Ended            Ended            Ended            Ended
                                         April 30,       October 31,       April 30,       October 31,
                                           2004             2003             2004             2003

                                        (Unaudited)                       (Unaudited)

From Investment Activities:
Operations:
     Net investment income              $     5,302      $    15,522      $     4,946      $    13,402
     Net realized gains/(losses)
       from investment transactions               2               (4)              26               63

Change in net assets
   resulting from operations                  5,304           15,518            4,972           13,465

Distributions to Shareholders:
     From net investment income
         Investor Shares                     (4,794)         (13,921)          (3,665)          (9,629)
         Select Shares                         (509)          (1,646)          (1,281)          (3,773)

Change in net assets from
   distributions to shareholders             (5,303)         (15,567)          (4,946)         (13,402)

Change in net assets from
   capital transactions                      91,262         (321,392)        (287,338)          66,180

Change in net assets                         91,263         (321,441)        (287,312)          66,243

Net Assets:
     Beginning of period                  1,446,461        1,767,902        1,619,987        1,553,744

     End of period                      $ 1,537,724      $ 1,446,461      $ 1,332,675      $ 1,619,987

Share Transactions:<F1>
Investor Shares:
     Proceeds from shares issued          3,030,884        4,706,975        1,740,628        3,850,551
     Dividends reinvested                     1,572            4,165            3,074            7,852
     Cost of shares redeemed             (2,918,552)      (5,003,513)      (1,924,320)      (3,854,096)

       Total Investor Shares                113,904         (292,373)        (180,618)           4,307

Select Shares:
     Proceeds from shares issued            476,050        1,109,359        1,637,230        2,151,289
     Dividends reinvested                       532            1,793            1,328            4,109
     Cost of shares redeemed               (499,224)      (1,140,171)      (1,745,278)      (2,093,525)

       Total Select Shares                  (22,642)         (29,019)        (106,720)          61,873

Change from share transactions               91,262         (321,392)        (287,338)          66,180

Accumulated net investment income       $        --      $         1      $        28      $        28



<F1> Share transactions are at net asset value of $1.00 per share.




                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                         Institutional Money Market Fund

                                                                 Investor Shares

                                      Six
                                    Months            Year         Year         Year         Year         Year
                                     Ended            Ended        Ended        Ended        Ended        Ended
                                   April 30,       October 31,  October 31,  October 31,  October 31,  October 31,
                                     2004             2003         2002         2001         2000         1999

                                  (Unaudited)

Net Asset Value,
   Beginning of Period            $    1.000       $    1.000   $    1.000   $    1.000   $    1.000   $    1.000

Investment Activities:
     Net investment income             0.004            0.010        0.017        0.047        0.060        0.049

Distributions
     Net investment income            (0.004)          (0.010)      (0.017)      (0.047)      (0.060)      (0.049)

Net Asset Value,
   End of Period                  $    1.000       $    1.000   $    1.000   $    1.000   $    1.000   $    1.000

Total Return                            0.39%<F2>        1.02%        1.75%        4.78%        6.16%        5.03%

Ratios/Supplemental Data:
Net Assets at end
   of period (000)                $1,353,320       $1,239,415   $1,531,831   $1,621,951   $1,313,929   $1,313,571
Ratio of expenses to
   average net assets                   0.34%<F3>        0.32%        0.32%        0.33%        0.30%        0.27%
Ratio of net investment income
   to average net assets                0.79%<F3>        1.02%        1.73%        4.56%        5.96%        4.91%
Ratio of expenses to
   average net assets<F1>               0.38%<F3>        0.37%        0.37%        0.36%        0.37%        0.41%
Ratio of net investment income
   to average net assets<F1>            0.75%<F3>        0.97%        1.68%        4.53%        5.89%        4.77%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                         Institutional Money Market Fund

                                                                  Select Shares

                                   Six
                                  Months           Year          Year         Year          Year          Year
                                  Ended           Ended         Ended        Ended         Ended         Ended
                                 April 30,      October 31,   October 31,  October 31,   October 31,   October 31,
                                   2004            2003          2002         2001          2000          1999

                                (Unaudited)

Net Asset Value,
   Beginning of Period           $  1.000         $  1.000    $  1.000    $    1.000    $    1.000    $    1.000

Investment Activities:
     Net investment income          0.003            0.008       0.015         0.044         0.057         0.046

Distributions
     Net investment income         (0.003)          (0.008)     (0.015)       (0.044)       (0.057)       (0.046)

Net Asset Value,
   End of Period                 $  1.000         $  1.000    $  1.000    $    1.000    $    1.000    $    1.000

Total Return                         0.26%<F2>        0.77%       1.51%         4.50%         5.88%         4.72%

Ratios/Supplemental Data:
Net Assets at end
   of period (000)               $184,404         $207,046    $236,071    $1,356,608    $2,864,926    $1,116,011
Ratio of expenses to
   average net assets                0.60%<F3>        0.56%       0.55%         0.58%         0.56%         0.57%
Ratio of net investment income
   to average net assets             0.53%<F3>        0.77%       1.63%         4.69%         5.80%         4.63%
Ratio of expenses to
   average net assets<F1>            0.64%<F3>        0.61%       0.60%         0.63%         0.63%         0.71%
Ratio of net investment income
   to average net assets<F1>         0.49%<F3>        0.72%       1.58%         4.64%         5.73%         4.49%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                           Federal Money Market Fund

                                                                 Investor Shares

                                   Six
                                  Months            Year          Year           Year         Year         Year
                                  Ended            Ended         Ended          Ended        Ended        Ended
                                 April 30,       October 31,   October 31,    October 31,  October 31,  October 31,
                                   2004             2003          2002           2001         2000         1999

                                (Unaudited)

Net Asset Value,
   Beginning of Period           $  1.000        $    1.000     $    1.000     $  1.000     $  1.000     $  1.000

Investment Activities:
     Net investment income          0.004             0.010          0.017        0.045        0.058        0.047

Distributions
     Net investment income         (0.004)           (0.010)        (0.017)      (0.045)      (0.058)      (0.047)

Net Asset Value,
   End of Period                 $  1.000        $    1.000     $    1.000     $  1.000     $  1.000     $  1.000

Total Return                         0.38%<F2>         0.98%          1.72%        4.62%        5.95%        4.82%

Ratios/Supplemental Data:
Net Assets at end
   of period (000)               $871,812        $1,052,414     $1,048,065     $930,075     $865,366     $834,054
Ratio of expenses to
   average net assets                0.34%<F3>         0.34%          0.33%        0.32%        0.30%        0.28%
Ratio of net investment income
   to average net assets             0.76%<F3>         0.97%          1.70%        4.42%        5.79%        4.72%
Ratio of expenses to
   average net assets<F1>            0.44%<F3>         0.43%          0.42%        0.42%        0.43%        0.45%
Ratio of net investment income
   to average net assets<F1>         0.66%<F3>         0.88%          1.61%        4.32%        5.66%        4.55%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                         Federal Money Market Fund

                                                               Select Shares

                                   Six
                                  Months           Year         Year         Year         Year         Year
                                  Ended           Ended        Ended        Ended        Ended        Ended
                                 April 30,      October 31,  October 31,  October 31,  October 31,  October 31,
                                   2004            2003         2002         2001         2000         1999

                                (Unaudited)

Net Asset Value,
   Beginning of Period           $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000

Investment Activities:
     Net investment income          0.003           0.007        0.015        0.043        0.055        0.045

Distributions
     Net investment income         (0.003)         (0.007)      (0.015)      (0.043)      (0.055)      (0.045)

Net Asset Value,
   End of Period                 $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000

Total Return                         0.25%<F2>       0.72%        1.48%        4.37%        5.69%        4.56%

Ratios/Supplemental Data:
Net Assets at end
   of period (000)               $460,863        $567,573     $505,679     $554,880     $426,835     $283,625
Ratio of expenses to
   average net assets                0.60%<F3>       0.59%        0.57%        0.56%        0.55%        0.53%
Ratio of net investment income
   to average net assets             0.51%<F3>       0.72%        1.47%        4.21%        5.61%        4.47%
Ratio of expenses to
   average net assets<F1>            0.69%<F3>       0.68%        0.67%        0.67%        0.68%        0.71%
Ratio of net investment income
   to average net assets<F1>         0.42%<F3>       0.63%        1.37%        4.10%        5.48%        4.29%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.



                      See notes to financial statements.

                                                Notes to Financial Statements
The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


1.  Organization:

    The Victory Portfolios (the "Trust") were organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 23 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

    The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

    The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

    Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.



2.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.


    Securities Valuation:

    Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.


    Securities Transactions and Related Income:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


    Securities Purchased on a When-Issued Basis:

    The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund make the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2004, the Federal Money Market Fund had outstanding "when-issued" purchase commitments, with corresponding assets segregated of $45,000,000.


    Repurchase Agreements:

    Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


    Line of Credit:

    The Institutional Money Market Fund participates in a Line of Credit agreement with the Bank of New York. Under the agreement, the Fund is permitted to borrow up to 33 1/3% of the total assets of the Fund at the time of borrowing. The purpose of the agreement is to meet the temporary or emergency cash needs, including but not limited to the funding of shareholder redemptions of the Fund. The Bank of New York receives an annual commitment fee of 4 basis points on $50 million for providing the Line of Credit. The Institutional Money Market Fund and another Fund in the Trust (Gradison Government Reserves Fund) pay a pro-rata portion of this commitment fee.

    There were no loans outstanding as of April 30, 2004.


    Dividends to Shareholders:

    Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in The United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


    Federal Income Taxes:

    It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.


    Other:

    Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or another appropriate basis. Fees paid under the Funds' shareholder servicing plan are borne by the specific class of shares to which they apply.



3.  Related Party Transactions:

    Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows: 0.20% for the Institutional Money Market and 0.25% for the Federal Money Market.
    KeyBank National Association, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

    Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, increased from 0.03% effective April 1, 2004, of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

    BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

    Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership, which had served as the Funds' distributor prior to March 1, 2004.

    The Distributor or financial institutions (directly or through the Distributor) may receive from the Funds, pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Select Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Advisor.

    Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

                                PROXY VOTING:

     The Board of Trustees of the Funds has adopted a proxy voting policy and procedure (the "Funds Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Funds, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

     The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the Adviser or any of its affiliates or any affiliate of the Funds by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Effective August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-539-3863, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                    This page is intentionally left blank.

                    This page is intentionally left blank.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

                                  PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                Cleveland, OH
                               Permit No. 1535

Victory Funds
LOGO(R)

Visit our web site at:
www.VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)

1IMM-SEMI-AR  6/04

April 30, 2004


Semi Annual Report


Gradison Government Reserves Fund
Prime Obligations Fund
Financial Reserves Fund
Tax-Free Money Market Fund
Ohio Municipal Money Market Fund


Victory Funds
LOGO(R)

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records

      o Daily share prices

      o The latest fund news

      o Investment resources to help you become a better investor

      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory
Portfolios


                            Table of Contents


Shareholder Letter                                                    2


Financial Statements

Schedules of Investments                                              3

Statements of Assets and Liabilities                                 30

Statements of Operations                                             32

Statements of Changes in Net Assets                                  34

Financial Highlights                                                 36


Notes to Financial Statements                                        43


Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Funds. The Victory Funds are distributed by Victory Capital Advisers, Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


                              NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

Letter to our Shareholders

Last fall, as we prepared our annual report, investors had been generally taking conservative positions, favoring bonds over stocks as they awaited an improving economic outlook. Interest rates were low with no near-term indication of change. Now we are at a point of fairly steady improvement in economic news, a slowly improving job market and good response in the equity markets. Both long and short rates have moved upward, and there has been a clear steepening of the yield curve. Along with economic improvement there are some less positive signs, including the increase in gas/oil prices, some initial references to inflation and concern surrounding our political environment.

Most interesting to us is what investors are apparently not worrying about -- the mutual fund market timing scandal. Those of us who work in the industry open our mail and our papers every day to see another fund company under investigation. Executives have departed, fines levied and regulations are in the process of changing. In a classic example of the domino effect, the problem of market timing seems to have exposed other issues both relating to operations of the funds and to the sales processes used by financial advisors. But just as mutual fund investors held their course through several years of negative returns, they have been just as steadfast during these recent events.

Throughout the months of press coverage, shareholders have been moving from the conservatism of cash and bond funds back into equity funds. While some of the complexes have had significant asset outflows, the first quarter 2004 industry sales numbers were impressive. Large company stock funds grew by over 2% just on net new purchases, while mid cap and small cap funds grew by well over 5% on net new purchases. This represents billions of investor dollars.

We would like to highlight the most recent addition to our fund complex. The Victory Focused Growth Fund, which purchases large company growth-oriented stocks, began operations on January 1, 2004. Our Victory NewBridge staff in New York City manages this fund.

We appreciate our shareholders' confidence in the Victory Funds and its management. We are staying true to our belief in the importance of style consistency, well-defined processes and strong compliance oversight.

Please feel free to contact us at 1-800-539-3863 or through our website, www.VictoryConnect.com, if you have any questions or would like further information.

/s/ Kathleen A. Dennis

Kathleen A. Dennis
President
The Victory Portfolios

The Victory Portfolios                               Schedules of Investments
Gradison Government Reserves Fund                              April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

U.S. Government Agencies (105.3%)

Federal Farm Credit Bank (18.0%):
0.92%, 5/3/04                                             $ 39,357  $   39,355
0.98%*, 5/6/04                                              50,000      50,000
1.25%, 5/13/04, Continuously Callable @100                  65,000      65,000
1.10%, 5/14/04                                              36,970      36,971
0.99%*, 6/11/04                                             35,000      35,000
0.98%*, 8/24/04                                            110,000     109,987
2.38%, 10/1/04                                              20,000      20,099
1.03%*, 10/6/04                                             50,000      49,997
3.88%, 12/15/04                                             32,150      32,685
1.09%*, 1/27/05                                             25,000      25,000
0.99%*, 2/3/05                                              30,000      29,998
1.00%*, 3/1/05                                              75,000      75,000

                                                                       569,092

Federal Home Loan Bank (65.3%):
0.33%, 5/4/04                                              250,000     249,993
0.94%, 5/5/04                                              315,000     314,967
1.06%, 5/12/04                                             219,120     219,050
1.01%, 5/14/04                                              80,500      80,471
3.38%, 5/14/04                                              25,000      25,019
4.88%, 5/14/04                                              93,000      93,122
1.05%, 6/9/04                                               95,000      94,893
1.06%*, 6/9/04                                              50,000      50,001
1.02%, 6/18/04                                              19,036      19,011
2.25%, 8/13/04                                              44,000      44,139
6.25%, 8/13/04                                              10,000      10,147
1.08%, 9/16/04                                              26,177      26,070
3.91%, 10/27/04                                             10,000      10,137
1.33%*, 12/7/04                                            100,000     100,000
1.51%, 12/8/04                                              50,000      50,091
3.88%, 12/15/04                                             10,050      10,221
1.30%, 2/23/05, Callable 7/28/04 @100                       43,000      43,000
1.45%, 2/25/05, Callable 5/6/04 @100                        35,000      35,000
1.04%*, 3/3/05                                              65,000      65,000
1.25%*, 3/9/05, Callable 8/17/04 @100                      105,000     105,000
1.16%*, 3/29/05, Callable 9/29/04 @100                     100,000     100,000
1.40%, 4/1/05, Callable 6/8/04 @100                         30,000      30,000
1.26%, 4/8/05, Callable 9/15/04 @100                        55,000      55,000
1.24%*, 4/28/05, Callable 10/28/04 @100                     70,000      70,000
1.15%*, 4/29/05, Callable 10/6/04 @100                     100,000     100,000
1.78%, 5/27/05, Callable 6/10/04 @100                       70,000      70,000

                                                                     2,070,332


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Gradison Government Reserves Fund                              April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Student Loan Marketing Assoc. (22.0%):
0.96%, 5/3/04                                             $ 17,850  $   17,849
0.97%, 5/5/04                                              170,730     170,712
0.97%, 5/12/04                                             149,827     149,783
1.04%*, 5/20/04                                             50,000      50,000
1.05%*, 6/17/04                                             50,000      49,998
5.00%, 6/30/04                                              30,000      30,189
1.05%*, 7/15/04                                             50,000      49,997
3.38%, 7/15/04                                             143,785     144,451
1.03%*, 9/16/04                                             35,000      34,996

                                                                       697,975

Total U.S. Government Agencies (Cost $3,337,399)                     3,337,399

U.S. Treasury Obligations (6.1%)

U.S. Treasury Bills (2.2%):
1.15%, 10/21/04                                             70,000      69,620

U.S. Treasury Notes (3.9%):
5.88%, 11/15/04                                            120,000     123,070

Total U.S. Treasury Obligations (Cost $192,690)                        192,690

Total Investments (Cost $3,530,089) -- 111.4%                        3,530,089

Liabilities in excess of other assets -- (11.4)%                     (361,086)

NET ASSETS -- 100.0%                                                $3,169,003


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                                Schedules of Investments
Prime Obligations Fund                                          April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Certificates of Deposit (4.4%)

Canadian Imperial Holdings, 1.03%, 5/5/04               $   40,000  $   40,000
Comerica Bank, 1.12%*, 9/3/04                               10,000      10,001
Credit Suisse First Boston NY, 1.18%*, 8/6/04               13,000      13,004

Total Certificates of Deposit (Cost $63,005)                            63,005


Commercial Paper (32.1%)

Canadian Imperial Holdings, 1.03%, 7/1/04                   25,000      24,957
Delaware Funding Corp., 1.05%, 5/20/04 (a)                  68,000      67,963
Edison Asset Securitization, 1.04%, 5/18/04 (a)             70,000      69,966
Eureka Securitization, Inc., 1.06%, 5/3/04 (a)              50,000      49,997
Fleet Funding Corp., 1.04%, 5/5/04 (a)                      20,000      19,998
General Electric Capital Corp., 1.27%, 7/12/04              50,000      49,875
Goldman Sachs Group, Inc., 1.15%*, 1/18/05                  60,000      60,000
Mississippi Business Finance Corp.,
   1.15%, 6/4/04, LOC BP Amoco                               8,100       8,100
National Co-Op Services, 1.07%, 5/12/04 (a)                 47,044      47,029
Sheffield Receivables Corp., 1.05%, 5/19/04 (a)              9,453       9,448
Sheffield Receivables Corp., 1.06%, 5/21/04 (a)             26,000      25,985
Texas Agriculture Financial, 1.08%, 5/20/04 (a)             26,000      25,985

Total Commercial Paper (Cost $459,303)                                 459,303


Corporate Bonds (25.9%)

215 Jane Investors LLC, 1.17%*, 6/1/27,
  LOC Fleet National Bank                                    2,540       2,540
Anchor Holdings II LLC, 1.23%*, 4/15/26                     14,075      14,075
Bluegrass Paving, Inc., 1.30%*, 3/1/11,
  LOC Firstar Bank                                           1,450       1,450
Carenet Health Systems, 1.12%*, 9/1/25,
  LOC Bank of America                                        5,100       5,100
Champion Brands, Inc., 1.12%*, 12/1/10,
LOC Bank of America                                          5,100       5,100
Chesterwood PPL, 1.23%*, 3/1/19, LOC US Bank NA              2,995       2,995
Cirrus Development Ltd., 1.23%*, 5/1/14,
  LOC US Bank NA (a)                                         2,960       2,960
CIT Group, Inc., 1.76%*, 5/3/04, MTN                         6,300       6,300
CIT Group, Inc., 5.63%, 5/17/04                             28,430      28,475
CIT Group, Inc., 2.41%*, 9/20/04, MTN                       17,900      17,981
Clinic Investment LP, Series 2000, 1.15%*, 6/1/15            5,975       5,975
Concorde Group Ltd., 1.15%*, 10/1/19                         2,825       2,825
Finley Distributing Co., 1.12%*, 5/1/11,
  LOC Bank of America                                        7,765       7,765
Florence Center Association, 1.28%*, 12/1/11,
  LOC Firstar Bank                                           1,500     1,500
Four Flags Properties, Inc., 1.12%*, 10/1/28                 4,750       4,750
General Secretariat Oas, 1.12%*, 3/1/33,
  LOC Bank of America                                       12,700      12,700
Glacier 600 LLC, 1.17%*, 11/1/16, LOC US Bank NA             5,075       5,075
Golden Oval Eggs, 1.22%*, 7/1/15, LOC US Bank Trust NA      13,900      13,900
Goldman Sachs Group LP, 1.48%*, 3/16/05, MTN (a)            10,000      10,035
Harper Co., 1.28%*, 3/1/08, LOC Firstar Bank                 2,050       2,050
Hoseki Homes I, 1.28%*, 6/1/21,
  LOC Huntington National Bank                               4,690       4,690
Huntington National Bank, 1.15%*, 6/17/04                    5,000       5,000
JP Extrusions, Inc., 1.16%*, 12/1/20, LOC Bank One           4,800       4,800
Kissel Holdings, Inc., 1.23%*, 12/1/17, LOC Star Bank        3,215       3,215


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Prime Obligations Fund                                          April 30, 2004

(Amounts in Thousands)                                             (Unaudited)

                                                         Principal
Security Description                                      Amount       Value

Laurel Grocery Co. LLC, 1.23%*, 12/1/14                 $    2,345  $    2,345
Liberty Light US Capital, 1.24%*, 5/4/04, MTN (a)           20,000      20,000
Liberty Light US Capital, 1.07%*, 4/26/05, MTN (a)          10,000       9,998
Merrill Lynch & Co., Inc., 5.35%, 6/15/04, MTN              10,385      10,440
Morgan Stanley, 1.13%*, 6/15/04                             10,000      10,000
National City Bank, 1.09%*, 7/30/04                         15,000      15,000
Neltner Properties LLC, 1.23%*, 12/1/19,
  LOC Firstar Bank                                           3,610       3,610
Orthopaedic Institute, 1.25%*, 11/1/11,
  LOC Huntington Bank                                        8,440       8,440
Pomeroy Investments, 1.23%*, 9/1/15, LOC Firstar Bank        2,850       2,850
Richfield Technology Associates LLC, 1.23%*, 4/1/20,
  LOC Firstar Bank                                           3,950     3,950
RKS LLC, 1.22%*, 5/1/26, LOC AmSouth Bank (a)                8,000       8,000
RMD Corp., 1.12%*, 11/1/11, LOC Fifth Third Bank (a)         5,900       5,900
SeaRiver Maritime, Inc., 1.10%*, 10/1/11                    22,100      22,099
Sigma Finance, Inc., 1.06%*, 10/14/04, MTN (a)              50,000      49,994
Southwestern Ohio Steel, 1.23%*, 4/1/08,
  LOC Firstar Bank                                           3,860       3,860
Stevenson Photo Color Co., 1.23%*, 8/1/19                    5,615       5,615
Summit Country Day School, Series 2003, 1.23%*, 11/1/09     10,500      10,500
Telesis/Autumn Leaves Ltd., 1.12%*, 11/1/04,
  LOC Nationsbank                                            4,575       4,575
Vista Funding Corp., 1.12%*, 8/1/17,
  LOC Fifth Third Bank                                       1,812       1,812

Total Corporate Bonds (Cost $370,244)                                  370,244


Repurchase Agreements (12.2%)

Bear Stearns & Co., 1.04%, 5/3/04
   (Proceeds at maturity $60,005,
   collateralized by $61,204 various
   U.S. Government Securities,
   4.00%-9.00%, 8/1/08-5/1/34,
   market value $60,953)                                    60,000      60,000
Deutsche Bank Securities, Inc., 1.03%, 5/3/04
   (Proceeds at maturity $60,005,
   collateralized by $61,200,
   various U.S. Government Securities,
   3.17%-6.00%, 2/1/18-2/1/34,
   market value $60,956)                                    60,000      60,000
UBS Warburg, 1.04%, 5/3/04
   (Proceeds at maturity $55,505,
   collateralized by $56,610,
   various U.S. Government Securities,
   0.00%-10.70%, 11/2/05-1/15/21,
   market value $56,587)                                    55,500      55,500

Total Repurchase Agreements (Cost $175,500)                            175,500


Tax Exempt Municipal Bonds (14.6%)

California (4.3%):
Metropolitan Water District Waterworks Revenue,
   Series B-1, 1.09%*, 7/1/35,
   SPA Westdeutsche Landesbank                              10,000      10,000
State Department of Water Resources,
   Power Supply Revenue,
   1.08%*, 5/1/22, AMBAC                                    53,700      53,700

                                                                        63,700

Georgia (0.5%):
Gainesville Redevelopment Authority
   Educational Facilities Revenue,
   1.08%*, 7/1/24, LOC Wachovia Bank N.A.                    7,495       7,495


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Prime Obligations Fund                                         April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Kentucky (0.8%):
Breckinridge County Lease Program Revenue,
   Associated County's Leasing Trust,
   Series A, 1.10%*, 2/1/32, LOC U.S. Bank N.A.         $   11,000  $   11,000

Missouri (0.7%):
State Health & Educational
   Facilities Authority Revenue,
   1.10%*, 9/1/30, SPA JP Morgan Chase Bank                  9,600       9,600

New York (1.3%):
Long Island Power Authority Electric Systems Revenue,
   1.09%*, 5/1/33, LOC Bayerische Landesbank                18,550      18,550

North Carolina (0.7%):
Capital Facilities Finance Agency Student Revenue,
   NCUU Real Estate, Series A, 1.08%*, 10/1/34,
   LOC Wachovia Bank N.A.                                    9,375       9,375

Ohio (1.6%):
University of Akron General Receipts,
   1.10%*, 1/1/29, FG                                       22,700      22,700

Pennsylvania (1.7%):
Allentown Commercial & Industrial Development
   Authority, Diocese of Allentown, 1.10%*, 12/1/29,
   LOC First Union National Bank                             9,650       9,650
Chester County Industrial Development Authority,
   Revenue, Archdiocese of Philadelphia, 1.10%*, 7/1/31     14,630      14,630

                                                                        24,280

Tennessee (2.4%):
Clarksville Public Building Authority Revenue,
   Pooled Financing, Tennessee Municipal Bond Fund,
   1.10%*, 10/1/25, LOC Bank of America N.A.                34,720      34,720

Virginia (0.6%):
Williamsburg Industrial Development Authority Revenue,
   Colonial Williamsburg, 1.08%*, 10/1/35,
   LOC First Union National Bank                             8,230       8,230

Total Tax Exempt Municipal Bonds (Cost $209,650)                       209,650


Taxable Municipal Bonds (6.3%)

Florida (1.6%):
Osceola County Housing Finance Authority, Revenue,
   1.20%*, 9/15/35, LOC JP Morgan Chase Bank                 2,900       2,900
Polk County Industrial Development Authority, Revenue,
   Watson Clinic, 1.12%*, 12/1/18, LOC Nationsbank N.A.     20,000      20,000

                                                                        22,900


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Prime Obligations Fund                                         April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Kentucky (1.7%):
Boone County Industrial Building Revenue,
   Hennegan Co. Project,
   Series B, 1.23%*, 4/1/16, LOC Star Bank              $    2,025  $    2,025
Maruga, Series 1999-A, 1.12%*, 2/1/20,
   LOC Fifth Third Bank (a)                                  4,660       4,660
Walton Industrial Building Revenue,
   Clarion Manufacturing Corp. of America Project,
   1.23%*, 8/1/17, LOC Fifth Third Bank                      4,025       4,025
Warren County Industrial Development Authority,
   Revenue, Stupps Brothers, Inc.,
   Series B-2, 1.12%*, 12/1/18, LOC Bank of America         14,200      14,200

                                                                        24,910

Massachusetts (0.1%):
State Industrial Finance Agency Revenue,
   Southcoast Nursing,
   1.17%*, 1/1/28, LOC Fleet National Bank                   1,815       1,815

Missouri (0.4%):
State Development Finance Board,
   Infrastructure Facilities Revenue, St. Louis Center,
   Series B, 1.17%*, 12/1/20, LOC Firstar Bank               5,200       5,200

Ohio (0.6%):
Cleveland-Cuyahoga County Port Authority Revenue,
   PRL Corp. Project, 1.15%*, 12/1/11,
   LOC Fifth Third Bank                                      8,850       8,850

Texas (1.9%):
Dallas-Fort Worth International Airport Facility,
   1.12%*, 1/1/16, LOC Bank of America                       4,345       4,345
State, Veterans Housing, GO, 1.07%*, 12/1/29                21,840      21,840

                                                                        26,185

Total Taxable Municipal Bonds (Cost $89,860)                            89,860


Time Deposit (3.1%)

Societe Generale Grand Cayman, 1.05%, 5/3/04                45,000      45,000

Total Time Deposit (Cost $45,000)                                       45,000


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Prime Obligations Fund                                         April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                      Amount       Value

U.S. Government Agencies (3.6%)

Federal Home Loan Bank (1.5%):
1.65%, 5/17/05, Callable 7/21/04 @ 100                  $   15,000  $   15,000
1.77%, 5/27/05, Callable 8/4/04 @ 100                        7,000       6,997

                                                                       21,997

Federal National Mortgage Assoc. (2.1%):
1.40%, 3/29/05, Callable 6/4/04 @ 100                       15,000      15,000
1.75%, 5/23/05, Callable 7/28/04 @ 100                      15,000      15,000

                                                                        30,000

Total U.S. Government Agencies (Cost $51,997)                           51,997

Total Investments (Cost $1,464,559) -- 102.2%                        1,464,559

Liabilities in excess of other assets -- (2.2)%                       (31,432)

NET ASSETS -- 100.0%                                                $1,433,127


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Financial Reserves Fund                                        April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                          Principal
Security Description                                       Amount       Value

Bankers Acceptance (0.8%)

Rabobank, 1.19%, 6/2/04                                    $ 4,000    $  3,996

Total Bankers Acceptance (Cost $3,996)                                   3,996


Certificates of Deposit (2.8%)

Canadian Imperial Holdings, 1.03%, 5/5/04                   15,000      15,000

Total Certificates of Deposit (Cost $15,000)                            15,000


Commercial Paper (26.3%)

Canadian Imperial Holdings, 1.03%, 7/1/04                   10,000       9,983
Cemex SA, 1.03%, 5/25/04                                    20,000      19,986
Delaware Funding Corp., 1.05%, 5/20/04 (a)                  20,000      19,989
Edison Asset Securitization, 1.04%, 5/18/04 (a)             20,000      19,990
Fuji Photo Finance, 1.04%, 5/25/04                          16,500      16,489
General Electric Capital Corp., 1.27%, 7/12/04              10,000       9,975
Sheffield Receivables Corp., 1.06%, 5/21/04 (a)             24,000      23,986
Windmill Funding Corp., 1.05%, 5/11/04                      19,000      18,995

Total Commercial Paper (Cost $139,393)                                 139,393


Corporate Bonds (36.3%)

2 Franks LLC, 1.30%*, 11/1/22                                1,800       1,800
BF FT Myers/BF South, Inc., 1.12%*, 11/1/17,
  LOC Fifth Third Bank                                       2,900       2,900
Burgess & Niple, 1.15%*, 9/1/14, LOC National City Bank      2,625       2,625
Centerville Capital, 1.20%*, 10/1/26                         5,715       5,715
Cincinnati Hills Christian Academy, Inc.,
   1.12%*, 4/1/22, LOC Fifth Third Bank                      5,210       5,210
CIT Group, Inc., 5.63%, 5/17/04                              5,256       5,265
CIT Group, Inc., 2.41%*, 9/20/04, MTN                       10,000      10,045
EZFlow LP, 1.12%*, 6/1/08, LOC Bank of America               6,500       6,500
International Business Machines Corp., 1.24%*, 9/10/04       9,400       9,406
JL Capital One LLC, Series 2002, 1.25%*, 11/1/12,
    LOC Old National Bank & Wells Fargo                      2,900       2,900
John E. Staten Properties, 1.15%*, 10/1/21,
  LOC National City Bank                                     3,370       3,370
Karmann Technical Development LLC/
   Pilot Drive Properties LLC,
   Series 2002, 1.30%*, 12/1/32                              1,280       1,280
Liberty Light US Capital, 1.14%*, 8/27/04, MTN (a)          25,000      24,999
Mark-Lynn Foods, Inc., 1.12%*, 6/1/11,
   LOC Bank of America                                       3,100       3,100
Merrill Lynch & Co., Inc., 5.55%*, 5/21/04, MTN              2,000       2,005
Morgan Stanley, 1.42%*, 5/14/04, MTN                         5,000       5,001
Morgan Stanley, 1.13%*, 6/15/04                             15,000      15,000
Newcourt Credit Group, Inc., 6.88%, 2/16/05                  1,000       1,042
Newport Investment Co. LLC, 1.23%*, 12/1/22                  3,290       3,290
Oak Crest Homes, Inc., 1.18%*, 11/1/26                       1,525       1,525
QC Reprographics, Inc., 1.28%*, 2/1/21, LOC Firstar Bank     1,835       1,835
Redbank Professional Office Building,
   1.23%*, 5/1/21, LOC Firstar Bank                          3,040       3,040
Rogers, Inc., 1.13%*, 10/1/37, LOC Fifth Third Bank          1,250       1,250


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Financial Reserves Fund                                        April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Salomon Smith Barney Holdings, Inc., 6.38%, 10/1/04        $ 4,000    $  4,082
SeaRiver Maritime, Inc., 1.10%*, 10/1/11                    15,700      15,699
Second & Main Ltd., 1.15%*, 8/1/11                             580         580
SGM Funding Corp., 1.23%*, 7/1/16, LOC Firstar Bank          2,618       2,618
SGM Funding Corp., 1.23%*, 6/1/22, LOC Firstar Bank          3,575       3,575
Sharp Electronics, 1.12%*, 12/1/12, LOC Fifth Third Bank     2,810       2,810
Sigma Finance, Inc., 1.06%*, 10/14/04, MTN (a)              25,000      24,997
Telesis/Autumn Leaves Ltd., 1.12%*, 11/1/04,
   LOC Nationsbank                                           5,860       5,860
Tisdel Holdings, Inc., 1.23%*, 9/1/20,
   LOC Firstar Bank                                          2,210       2,210
Wagner Moving & Storage, 1.12%*, 7/1/22,
   LOC Fifth Third Bank                                      2,480       2,480
White Brothers Properties, 1.25%*, 12/1/18 (a)               3,300       3,300
Yeager-Kreutzjan Partners, 1.25%*, 5/1/22,
   LOC Huntington National Bank                              5,635       5,635

Total Corporate Bonds (Cost $192,949)                                  192,949


Repurchase Agreements (12.1%)

Bear Stearns & Co., 1.04%, 5/3/04
   (Proceeds at maturity $20,002
   collateralized by $20,400
   various U.S. Government Securities,
   4.50%-7.50%, 5/1/13-4/1/34 market value $20,311)         20,000      20,000
Deutsche Bank Securities, Inc., 1.03%, 5/3/04
   (Proceeds at maturity $20,002
   collateralized by $20,400
   various U.S. Government Securities,
   3.34%-6.00%, 8/1/17-5/1/34, market value $20,305)        20,000      20,000
UBS Warburg, 1.04%, 5/3/04
   (Proceeds at maturity $24,102
   collateralized by $86,929 RFCSP Strip Principal
   0.00%, 1/15/21 market value $86,929)                     24,100      24,100

Total Repurchase Agreements (Cost $64,100)                              64,100


Tax Exempt Municipal Bonds (13.1%)

California (4.4%):
Los Angeles Multifamily Revenue,
   Series K, 1.07%*, 7/1/10, FNMA                            5,210       5,210
Sacramento County Housing Authority,
   Multifamily Housing Revenue,
   Bent Tree Apartments,
   Series A, 1.07%*, 2/15/31, FNMA                           4,100       4,100
State Department of Water Resources,
   Power Supply Revenue,
   Series B-4, 1.08%*, 5/1/22,
   LOC Bayerische Landesbank                                14,125      14,125

                                                                        23,435

Kansas (2.5%):
State Department of Transportation, Highway Revenue,
   Series B-1, 1.05%*, 9/1/20                               13,340      13,340

New York (5.3%):
New York City Municipal Water & Sewer System Revenue,
   Series G, 1.09%*, 6/15/24, FGIC                          14,630      14,630
New York, Sub Series J3, 1.07%*, 2/15/16,
   LOC JP Morgan Chase Bank                                 13,000      13,000

                                                                        27,630

Ohio (0.9%):
Hamilton, Electric Revenue, Series B, 1.10%*, 10/1/25, FSA   5,000       5,000

Total Tax Exempt Municipal Bonds (Cost $69,405)                         69,405


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Financial Reserves Fund                                         April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Taxable Municipal Bonds (7.6%)

Arizona (1.2%):
Tucson Airport Authority, Inc.,
   1.12%*, 10/1/28, LOC Bank of America                   $ 6,600     $  6,600

Florida (3.0%):
Polk County Industrial Development
   Authority, Revenue,
   Watson Clinic, 1.12%*, 12/1/18,
   LOC Nationsbank N.A.                                     8,700       8,700
Watson Clinic, 1.12%*, 12/1/18, LOC Bank of America         7,300       7,300

                                                                       16,000

Kentucky (1.0%):
Maruga, Series 1999b, 1.33%*, 9/1/16,
   LOC Firstar Bank (a)                                     1,155       1,155
Warren County Industrial Development
   Authority, Revenue,
   Stupps Brothers, Inc.,
   Series B-2, 1.12%*, 12/1/18,
   LOC Bank of America                                      4,100       4,100

                                                                        5,255

New Mexico (0.4%):
Albuquerque Industrial Revenue, Ktech Corp. Project,
   1.15%*, 11/1/22, LOC Wells Fargo Bank                    2,000       2,000

Texas (2.0%):
Dallas-Fort Worth International Airport Facility,
   1.12%*, 1/1/16, LOC Bank of America                      7,745       7,745
Splendora Higher Education Facilities Corp.,
   Series B, 1.15%*, 12/1/26, LOC Wells Fargo Bank          2,830       2,830

                                                                       10,575

Total Taxable Municipal Bonds (Cost $40,430)                           40,430

U.S. Government Agencies (3.2%)

Federal Home Loan Bank (1.3%):
1.65%, 5/17/05, Callable 7/21/04 @100                       5,000       5,000
1.77%, 5/27/05, Callable 8/4/04 @100                        2,000       1,999

                                                                        6,999

Federal National Mortgage Assoc. (1.9%):
1.40%, 3/29/05, Callable 6/4/04 @100                        5,000       5,000
1.75%, 5/23/05, Callable 7/28/04 @100                       5,000       5,000

                                                                       10,000

Total U.S. Government Agencies (Cost $16,999)                          16,999

Total Investments (Cost $542,272) -- 102.2%                           542,272

Liabilities in excess of other assets -- (2.2)%                      (11,809)

NET ASSETS -- 100.0%                                                 $530,463


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                                Schedules of Investments
Tax-Free Money Market Fund                                      April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                           Principal
Security Description                                        Amount       Value

Municipal Bonds (99.8%)

Alabama (5.0%):
Housing Finance Authority Revenue, Multifamily Housing,
   Hillwood Project, Series H, 1.12%*, 12/15/30, FNMA     $  3,330    $  3,330
Housing Finance Authority Revenue, Multifamily Housing,
   Inverness Project, Series G, 1.12%*, 12/15/30, FNMA       4,000       4,000
Housing Finance Authority Revenue, Multifamily Housing,
   Rocky Ridge Project, Series F, 1.12%*, 12/15/30, FNMA     6,000       6,000
Montgomery Hospital, Series B, 1.12%*, 12/1/30, AMBAC        5,400       5,400
Montgomery Hospital, Series D, 1.10%*, 12/1/30,
   AMBAC, SPA Bank of New York                               5,000       5,000
Montgomery Hospital, Series G, 1.12%*, 12/1/30, AMBAC        5,915       5,915

                                                                        29,645

Arizona (0.7%):
Phoenix Industrial Development Authority Revenue,
   Sunrise Vista Apartments, Series A, 1.22%*, 6/1/31,
   LOC Wells Fargo Bank N.A.                                 2,600       2,600
Pima County, Industrial Development Authority,
   IDR, Brush Wellman, Inc. Project, 1.16%*, 9/1/09          1,500       1,500

                                                                         4,100

District of Columbia (0.2%):
Washington Metropolitan Area Transit Authority Revenue,
   Series B, 2.00%*, 7/1/04, MBIA                            1,215       1,217

Florida (1.2%):
St. Lucie County Industrial Revenue,
   Savannahs Hospital Project,
   1.15%*, 11/1/15, LOC CIBC                                 4,545       4,545
State Board of Education, GO,
   Series J, 3.00%, 6/1/04                                   1,495       1,497
State Department of Transportation,
   Right of Way, GO, Series A, 4.40%, 7/1/04                 1,000       1,006

                                                                         7,048

Georgia (0.4%):
De Kalb County Development Authority, IDR,
   Design Packaging Project,
   Series A, 1.20%*, 9/1/13, LOC Bank of America N.A. AMT    2,500       2,500

Illinois (13.6%):
Chicago Revenue, Noble Street Charter School,
   1.23%*, 6/1/24, LOC Bank One N.A.                         2,300       2,300
Development Finance Authority Revenue, IDR,
   Haskris Co. Project,
   1.49%*, 8/1/21, LOC Bank One N.A. AMT                     1,440       1,440
Development Financial Authority Revenue,
   Derby Industries, Inc. Project,
   1.28%*, 12/1/11, LOC Fifth Third Bank AMT                 1,800       1,800
Development Financial Authority Revenue,
   Museum of Contemporary
   Arts Project, 1.11%*, 2/1/29, LOC Bank One N.A.           6,300       6,300
Development Financial Authority Revenue,
   Providence St. Mellon School
   Project, 1.11%*, 6/1/37, LOC Bank One N.A.                4,900       4,900
Development Financial Authority Revenue,
   Radiological Society Project,
   1.11%*, 6/1/17, LOC Bank One N.A.                         2,100       2,100


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Tax-Free Money Market Fund                                     April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Development Financial Authority Revenue,
   Solid Waste Disposal,
   Develgroup LLC Project,
   Series A, 1.28%*, 1/1/21,
   LOC Bank One N.A. AMT                                 $  2,125    $  2,125
Development Financial Authority Revenue,
   Teachers Academy for Math,
   1.11%*, 2/1/21, LOC American National Bank & Trust       3,325       3,325
Development Financial Authority Revenue,
   WDC Partners LLC Project,
   1.49%*, 7/1/21, LOC Bank One N.A. AMT                    1,680       1,680
Development Financial Authority, EDR,
   CPL/Downers Grove Partnership,
   1.25%*, 12/1/05, LOC LaSalle National Bank N.A.          4,500       4,500
Development Financial Authority, IDR,
   Industrial Steel Construction, Inc.
   Project, 1.28%*, 7/15/23, LOC Bank One N.A. AMT          4,210       4,210
Development Financial Authority, IDR,
   Technifast Industries, Inc.,
   Series A, 1.44%*, 8/1/26, LOC Bank One N.A. AMT          4,000       4,000
East St. Louis Tax Increment,
   Public Library Project,
   1.20%*, 12/1/09, LOC Bank of America                     2,715       2,715
Educational Facilities Authority Revenue,
   Chicago Historical Society,
   1.08%*, 12/1/25, LOC Northern Trust Co.                  2,200       2,200
Educational Facilities Authority Revenue,
   Museum of Natural History,
   1.11%*, 11/1/34, LOC Bank One N.A.                       2,250       2,250
Educational Facilities Authority Revenue,
   National Louis University,
   Series B, 1.11%*, 6/1/29,
   LOC American National Bank & Trust                       7,100       7,100
Galesburg, Knox College Project, 1.20%*, 3/1/31,
   LOC LaSalle National Bank                                5,000       5,000
Glendale Heights, IDR,
   Hudapack Metal Project,
   1.33%*, 9/1/18, LOC Bank One Wisconsin AMT               2,870       2,870
Hanover Park, IDR, Spectra-Tech, Inc. Project,
   1.30%*, 8/1/17, LOC Harris Trust & Savings Bank AMT      1,235       1,235
Health Facilities Authority Revenue, Lifelink Corp.,
   Series A, 1.08%*, 2/15/16,
   LOC American National Bank & Trust                       1,900       1,900
Health Facilities Authority Revenue,
   Washington & Jane Smith Home,
   1.13%*, 7/1/26, LOC Comerica Bank                        3,000       3,000
International Port District Revenue,
   1.11%*, 1/1/23,
   LOC LaSalle National Bank N.A.                           2,000       2,000
Naperville Revenue,
   Dupage Childrens Museum Project,
   1.11%*, 6/1/30, LOC American National Bank & Trust       2,000       2,000
Quad Cities Regional Economic Development Authority,
   Steel Warehouse,
   1.26%*, 12/1/12,
   LOC National City Bank of Indiana AMT                    2,675       2,675
Savanna, IDR, Metform Corp. Project, Series B,
   1.11%*, 6/1/04, LOC Bank One N.A.                        3,000       3,000
Upper Illinois River Valley
   Development Authority Revenue
   Advanced Flexible Project, 1.22%*, 6/1/25,
   LOC LaSalle Bank N.A. AMT                                2,000       2,000
West Chicago, IDR, Liquid Container Project,
   1.10%*, 3/1/15, LOC Bank of America                      1,000       1,000
Yorkville, IDR, Wheaton & Co. Inc. Project,
   1.28%*, 4/1/16,
   LOC American National Bank & Trust AMT                   1,400       1,400

                                                                       81,025

    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Tax-Free Money Market Fund                                     April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                          Principal
Security Description                                       Amount       Value

Indiana (10.9%):
Bedford, EDR, White River Lodge Project,
   Series A, 1.17%*, 7/1/16, FHLB                         $  1,625    $  1,625
Bond Bank Revenue, Series A, 2.00%, 1/25/05,
   LOC Bank of New York                                     10,000      10,065
Bond Bank, Special Project, Tri County, Series D,
   1.20%*, 1/1/17, LOC Huntington National Bank              5,750       5,750
Elkhart County, EDR, Hinsdale Farms Ltd. Project,
   1.28%*, 10/1/17, LOC Bank One N.A. AMT                    2,595       2,595
Fort Wayne, EDR, PHD, Inc. Project, 1.28%*, 5/1/15,
   LOC Wells Fargo Bank N.A. AMT                             2,600       2,600
Greenwood, IDR, Jacks Investments LLC Project,
   1.28%*, 2/1/16, LOC Bank One Indianapolis AMT             1,390       1,390
Hendricks County Industrial Redevelopment Commission
   Tax Increment Revenue, Heartland Crossings Project,
   Series A, 1.20%*, 1/1/25, LOC Huntington National Bank    1,560       1,560
Indianapolis, EDR, White Arts, Inc. Project,
   1.23%*, 6/1/06, LOC General Electric Capital Corp.        4,300       4,300
LaGrange County, EDR, LA West, Inc. Project,
   1.28%*, 8/1/13, LOC Bank One Indiana N.A. AMT             1,600       1,600
Lawrence, EDR, Southwark Metal Manufacturing Co. Project,
   1.40%*, 9/1/16, LOC Mellon Bank N.A. AMT                  1,320       1,320
Mooresville Viking Air Tools,
   1.28%*, 3/1/19, LOC Wells Fargo Bank N.A. AMT             2,910       2,910
Noblesville, Rivers Edge Apartments Project,
   1.23%*, 7/1/22, LOC Bank One Indianapolis                 2,655       2,655
Plymouth, EDR, Witt Co. Project, 1.23%*, 5/1/12              3,125       3,125
State Development Financial Authority Revenue,
   Custom Lights, Inc. Project,
   1.28%*, 12/1/15, LOC Bank One Indiana N.A. AMT            2,600       2,600
State Development Financial Authority Revenue, EDR,
   Bhar Associates, Inc. Project,
   1.44%*, 8/1/16, LOC Bank One Indiana N.A. AMT             1,835       1,835
State Development Financial Authority Revenue,
   Educational Facilities, Indiana Historical,
   1.11%*, 8/1/31, LOC Bank One Indiana N.A.                 2,210       2,210
State Development Financial Authority Revenue,
   Educational Facilities, Model Aeronautics,
   1.23%*, 1/1/21, LOC Bank One Indiana N.A.                 3,800       3,800
State Development Financial Authority Revenue,
   Educational Facilities, Youth Opportunity Center,
   1.11%*, 1/1/24, LOC Bank One Indiana N.A.                 5,300       5,300
State Development Financial Authority, EDR,
   Daubert VCI, Inc. Project, 1.28%*, 8/1/13,
   LOC Bank One N.A. AMT                                     1,985       1,985
State Development Financial Authority, EDR,
   I Corp Haulin Trailers Project, 1.28%*, 12/1/17,
   LOC Bank One Indiana N.A. AMT                             1,600       1,600
State Educational Facilities Authority Revenue,
   University of Evansville, Series B, 1.23%*, 12/1/29,
   LOC Fifth Third Bank                                      4,335       4,335

                                                                        65,160


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Tax-Free Money Market Fund                                      April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                          Principal
Security Description                                        Amount       Value

Kentucky (5.5%):
Breckinridge County Lease Program Revenue,
   Associated County's Leasing Trust,
   Series A, 1.10%*, 2/1/32, LOC U.S.Bank N.A.            $  7,865    $  7,865
Covington, Industrial Building Revenue,
   St. Charles Center, Inc.,
   1.18%*, 11/1/13, LOC U.S. Bank N.A.                       2,615       2,615
Crestview Hill Industrial Building Revenue,
   Thomas Moore College Project,
   1.18%*, 11/1/26, LOC Fifth Third Bank                     7,015       7,015
Dayton Industrial Building Revenue,
   Woodcraft Manufacturing Co., Inc. Project,
   1.43%*, 5/1/17, LOC Fifth Third Bank                        515         515
Economic Development Financial Authority,
   Hospital Facilities Revenue,
   Highland Regional Project,
   Series A, 1.20%*, 8/1/13, LOC U.S. Bank N.A.              5,600       5,600
Kenton County Industrial Building Revenue,
   Baptist Convalescent Center,
   1.12%*, 7/1/18, LOC Fifth Third Bank                      2,400       2,400
Lexington-Fayette Urban County
   Government Industrial Building Revenue,
   LTS Housing Corp., Inc. Project, 1.16%*, 11/1/28          3,350       3,350
Mayfield Multi-City Lease Revenue,
   League of Cities Funding,
   1.17%*, 7/1/26, LOC PNC Bank N.A.                         2,200       2,200
Somerset, Industrial Building Revenue,
   Glen Oak Lumber & Mining,
   1.28%*, 4/1/11, LOC Bank One Milwaukee N.A. AMT           1,305       1,305

                                                                        32,865

Maine (1.1%):
Portland, Series A, GO, BAN, 2.00%, 11/1/04                  1,125       1,131
State Health & Higher Educational
   Facility Authority Revenue,
   VHA New England, Inc.,
   Series F, 1.12%*, 12/1/25, AMBAC                          5,300       5,300

                                                                         6,431

Michigan (2.9%):
Farmington Hills Economic Development Corp.,
   Limited Obligation Revenue,
Brookfield Building Association,
   1.13%*, 11/1/10, LOC Comerica Bank                        1,160       1,160
Grand Valley State University Revenue,
   5.00%, 12/1/04, FGIC       1,070       1,095
Jackson County Economic Development Corp.,
   Melling Tool Co. Project,
   1.25%*, 8/1/18, LOC Comerica Bank AMT                     5,000       5,000
State Strategic Fund Limited Obligation Revenue,
   Agape Plastics, Inc.
   Project, 1.28%*, 11/1/28,
   LOC Bank One Michigan AMT                                 1,600       1,600
State Strategic Fund Limited Obligation Revenue,
   Dawnbreakers LLC Project, 1.18%*, 5/1/18,
   LOC Fifth Third Bank AMT                                  4,170       4,170
State Strategic Fund Limited Obligation Revenue,
   Diagnostic Real Estate LLC,
   1.28%*, 8/1/19, LOC Bank One Michigan AMT                 1,200       1,200
State Strategic Fund Limited Obligation Revenue,
   Michigan Metal Technologies Project,
   1.28%*, 7/1/19, LOC Bank One Michigan AMT                 1,700       1,700


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Tax-Free Money Market Fund                                      April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                           Principal
Security Description                                        Amount       Value

State Strategic Fund Limited Obligation Revenue,
   Non-Ferrous Cast Alloys Project, 1.28%*, 3/1/19,
   LOC Bank One Michigan AMT                              $  1,500    $  1,500

                                                                        17,425

Mississippi (0.3%):
Blue Mountain, IDR,
   Blue Mountain Production Co. Project,
   1.30%*, 10/1/08,
   LOC Harris Trust & Savings Bank AMT                      1,500       1,500

Missouri (2.5%):
Kansas City, IDR, Century Avenue Association,
   1.18%*, 12/1/11, LOC Bank of America AMT                 4,900       4,900
St. Charles County Industrial
   Development Authority Revenue,
   Cedar Ridge Project, 1.13%*, 5/15/31, FNMA               5,500       5,500
St. Louis County Industrial
   Development Authority Revenue,
   Friendship Village, Series B, 1.08%*, 9/1/16,
   LOC LaSalle National Bank                                4,725       4,725

                                                                       15,125

Nebraska (0.3%):
American Public Energy Agency Revenue,
   National Public Gas Agency Project,
   Series A, 1.12%*, 2/1/14, SPA Societe Generale             245         245
Lincoln Sanitary Sewer Revenue, 2.00%, 6/15/04, MBIA        1,750       1,752

                                                                        1,997

Nevada (0.7%):
Clark County School District,
   Series F, 5.00%, 6/15/04, FSA                            3,000       3,015
State, GO, Series A, 5.40%, 7/15/04                         1,000       1,009

                                                                        4,024

New Hampshire (4.1%):
Higher Educational & Health
   Facilities Authority Revenue,
   VHA New England, Inc.,
   Series D, 1.10%*, 12/1/25,
   AMBAC, SPA Bank of New York                              7,050       7,050
Higher Educational & Health
   Facilities Authority Revenue,
   VHA New England, Inc.,
   Series E, 1.12%*, 12/1/25, AMBAC                         1,500       1,500
Manchester Airport Revenue,
   Series C, 1.11%*, 1/1/32,
   FSA, SPA Dexia Credit Local                             16,000      16,000

                                                                       24,550

New Mexico (0.7%):
State Housing Authority Region,
   Multifamily Housing Revenue,
   Enchanted Vista Apartments Project,
   1.15%*, 7/1/45, AMT                                      4,000       4,000

North Carolina (0.3%):
Moore County Industrial Facilities
   & Pollution Control Authority
   Revenue, Perdue Farms, Inc. Project,
   1.10%*, 6/1/10,
   LOC Rabobank Nederland                                   2,050       2,050


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Tax-Free Money Market Fund                                      April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                          Principal
Security Description                                       Amount       Value

Ohio (17.3%):
Akron Bath Copley Joint Township
   Hospital District Revenue,
   Children's Hospital, 2.00%, 11/15/04, FSA              $  1,885    $  1,893
Allen East Local School District,
   Lafayette, GO, BAN,
   1.75%, 10/27/04                                           8,500       8,525
Belmont County, GO, BAN, 1.36%, 3/16/05                      1,000       1,002
Clark County, GO, 1.17%, 7/16/04                             2,180       2,181
Clark County, Series B, GO, BAN, 1.56%, 4/14/05              1,595       1,599
Clinton Massie Local School District, 1.84%, 2/24/05         1,000       1,004
Coshocton County, Hospital Facilities Revenue,
   Memorial Hospital Project, 1.11%*, 3/1/19,
   LOC Bank One Chicago N.A.                                 4,640       4,640
Cuyahoga County, Hospital Facilities Revenue,
   Sisters Charity Health Systems,
   1.13%*, 11/1/30, LOC National City Bank                   5,960       5,960
Cuyahoga Falls, GO, 2.00%, 12/16/04                          8,000       8,042
Darke County, GO, BAN, 1.35%, 7/14/04                        2,200       2,202
Darke County, GO, BAN, 1.35%, 7/14/04                        1,000       1,001
Dayton, GO, BAN, 2.00%, 8/25/04                              1,285       1,289
Erie County, GO, BAN, 2.00%, 4/13/05                         2,350       2,369
Green Healthcare Revenue,
   Greater Akron-Canton Project,
   1.21%*, 7/1/19, LOC National City Bank                    1,525       1,525
Green, GO, BAN, 2.00%, 12/16/04                              2,000       2,011
Hamilton County, Hospital Facilities Revenue,
   Children's Hospital Medical Center, Series A,
   1.10%*, 5/15/17, LOC PNC Bank Ohio N.A.                   1,195       1,195
Henry County, GO, BAN, 1.75%, 3/24/05                        2,285       2,298
Jefferson Local School District, Madison County,
   GO, BAN, 1.80%, 5/6/04                                    3,700       3,700
Kirtland, GO, BAN, 1.35%, 7/29/04                            1,178       1,179
Lake County, GO, BAN, 2.00%, 4/14/05                         1,000       1,008
Logan County, GO, BAN, 1.40%, 3/1/05                         1,200       1,202
Oregon City, GO, BAN, 1.63%, 4/28/05                         1,040       1,043
Pike County, GO, BAN, 1.47%, 3/11/05                         1,245       1,248
Salem, GO, BAN, 1.35%, 4/14/05                               1,165       1,167
Springboro Community City School District,
   GO, BAN, 1.75%, 10/12/04                                 12,300      12,334
St. Bernard, GO, BAN, 1.43%, 7/15/04                         2,110       2,110
State Higher Educational Facility
   Commission Revenue,
   Malone College, 1.16%*, 4/1/09,
   LOC National City Bank                                    3,850       3,850
State Higher Educational Facility
   Commission Revenue,
   Pooled Financing, 1.18%*, 9/1/18,
   LOC Fifth Third Bank                                      5,515       5,515
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Cleveland Electric Illuminating Co.,
   Series B, 1.08%*, 8/1/20,
   LOC Barclays Bank New York                                2,625       2,625
Talawanda City School District, GO, BAN, 1.75%, 8/3/04       3,115       3,120
Warren City School District, GO, BAN, 2.00%, 7/15/04         8,200       8,215
Youngstown City School District, GO, BAN, 2.00%, 7/7/04      5,435       5,444

                                                                       102,496


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Tax-Free Money Market Fund                                      April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                          Principal
Security Description                                       Amount       Value

Oklahoma (1.3%):
Housing Development Authority,
   Multifamily Housing Revenue,
   Affordable Housing Acquisition,
   Series B, 1.28%*, 2/1/37,
   LOC Trinity Funding                                    $  5,000    $  5,000
Muskogee Medical Center Authority Revenue,
   1.15%*, 10/1/32, LOC Bank of America N.A.                 2,500       2,500

                                                                         7,500

Pennsylvania (5.9%):
Allegheny County Hospital
   Development Authority Revenue,
   Jefferson Regional Medical Center, 1.10%*, 4/1/08,
   Mandatory Put 4/1/05 @ 100, LOC PNC Bank N.A.             1,000       1,000
Benzinger Township Hospital Authority,
   Elk Regional Health System,
   1.10%*, 12/1/30, LOC PNC Bank N.A.                        1,400       1,400
Clinton County, IDR, Mellon Bank
   National Association Project,
   1.25%*, 9/1/05, LOC Mellon Bank N.A.                      3,500       3,500
College Township Industrial Authority, IDR,
   Ball Corp. Project,
   1.11%*, 11/1/11, LOC Bank One N.A.                        4,500       4,500
Emmaus General Authority Revenue,
   1.08%*, 12/1/28, FSA, SPA Wachovia Bank N.A.             10,715      10,715
Erie County Hospital Authority, Mercy Terrace Project,
   1.12%*, 8/1/18, LOC Chase Bank of Texas N.A.              1,845       1,845
Lancaster County Hospital Authority Revenue,
   Health Center, Masonic Homes,
   1.08%*, 7/1/34, AMBAC                                     3,080       3,080
Luzerne County, IDR, YMCA Wilkes-Barre Project,
   1.12%*, 10/1/31, LOC PNC Bank N.A.                        4,940       4,940
State Higher Educational Facilities Authority Revenue,
   Association of Independent Colleges & Universities,
   Series G3, 1.13%, 11/1/20,
   Mandatory Put 11/1/04 @ 100, LOC PNC Bank N.A.            2,000       2,000
State Higher Educational Facilities Authority Revenue,
   Association of Independent Colleges & Universities,
   Series G4, 1.13%, 11/1/12, Mandatory Put 11/1/04 @ 100,
   LOC PNC Bank N.A.                                           900         900
State Higher Educational Facilities
   Authority Revenue,
   Association of Independent Colleges & Universities,
   Series C1, 1.13%, 11/1/17,
   Mandatory Put 11/1/04 @ 100, LOC PNC Bank N.A.            1,400       1,400

                                                                        35,280

Rhode Island (1.9%):
State Health & Educational Building Corp. Revenue,
   Hospital Financing, Care New England,
   Series A, 1.12%*, 9/1/32, LOC Fleet National Bank        11,300      11,300

South Carolina (0.7%):
Educational Facilities Authority Revenue,
   Private Nonprofit Institutions,
   Erskine College Project,
   1.15%*, 10/1/23, LOC Bank of America N.A.                 2,800       2,800


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Tax-Free Money Market Fund                                      April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                         Principal
Security Description                                      Amount       Value


Jobs Economic Development Authority Revenue,
   Sister of Charity Hospitals, 1.13%*, 11/1/32,
   LOC Wachovia Bank N.A.                                 $  1,100    $  1,100

                                                                         3,900

Tennessee (2.1%):
Clarksville Public Building Authority Revenue,
   Tennessee Municipal Building Fund, 1.11%*, 1/1/33,
   LOC Bank of America N.A.                                  1,540       1,540
Montgomery County Public Building Authority Revenue,
   Pooled Financing, 1.10%*, 11/1/27,
   LOC Bank of America N.A.                                  2,890       2,890
Montgomery County Public Building Authority Revenue,
   Pooled Financing, 1.10%*, 9/1/29,
   LOC Bank of America N.A.                                  1,700       1,700
Montgomery County Public Building Authority Revenue,
   Pooled Financing, 1.11%*, 4/1/32,
   LOC Bank of America N.A.                                  3,230       3,230
Wilson County, Industrial Development Board,
   Perma-Pipe, Inc. Project,
   1.20%*, 9/1/07, LOC Fleet National Bank AMT               3,050       3,050

                                                                        12,410

Texas (4.1%):
Lower Colorado River Authority Revenue,
   4.00%, 5/15/04, MBIA                                      1,000       1,001
State, TRAN, 2.00%, 8/31/04                                 23,220      23,287

                                                                        24,288

Vermont (1.0%):
Education & Health Buildings, VHA New England,
   Series F, 1.12%*, 12/1/25, AMBAC                          6,200       6,200

Virginia (1.2%):
Lynchburg Industrial Development Authority,
   Hospital Facilities Revenue, VHA Mid Atlantic,
   Series G, 1.12%*, 12/1/25, AMBAC                          6,050       6,050
Winchester, Industrial Development Authority Revenue,
   Midwesco Filter, 1.20%*, 8/1/07,
   LOC Fleet National Bank AMT                               1,350       1,350

                                                                         7,400

Washington (2.2%):
Everett Water and Sewer Revenue, 2.00%, 7/1/04, MBIA         1,850       1,853
Port Seattle, IDR, Douglas Management Co. Project,
   1.15%*, 12/1/05, LOC Bank of America N.A.                 3,200       3,200
State Higher Educational Facilities Authority Revenue,
   Seattle Pacific University Project,
   Series A, 1.12%*, 10/1/30,
   LOC Bank of America N.A.                                  6,100       6,100
State Housing Finance Community Nonprofit Revenue,
   Overlake School Project, 1.12%*, 10/1/29,
   LOC Wells Fargo Bank N.A.                                 2,000       2,000

                                                                        13,153

Wisconsin (11.7%):
Beaver Dam, IDR, Apache Stainless Equipment,
   Series A, 1.28%*, 12/1/10, LOC Bank One Wisconsin AMT     1,620       1,620
Brodhead, IDR, Stoughton Trailers, Inc. Project,
   1.28%*, 8/1/20, LOC Bank One Wisconsin AMT                6,800       6,800


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Tax-Free Money Market Fund                                      April 30, 2004

(Amounts in Thousands, Except Shares)                              (Unaudited)


                                                         Shares or
                                                         Principal
Security Description                                      Amount       Value

Clayton School District, TRAN, 1.32%, 9/29/04             $  1,060    $  1,060
Evansville, IDR, Stoughton Trailers, Inc.,
   1.28%*, 12/1/08, LOC Bank One Milwaukee N.A. AMT          5,980       5,980
Fitchburg, IDR, 1.28%*, 12/1/18,
   LOC Bank One Wisconsin AMT                                2,200       2,200
Fort Atkinson, IDR, Lorman Iron & Metal,
   1.33%*, 12/1/11,
   LOC Bank One N.A. AMT                                     1,125       1,125
Grafton School District, TRAN, 1.35%, 9/23/04                2,400       2,401
Kenosha County, GO, Series A, 3.75%, 2/1/05, FGIC            1,000       1,020
Kenosha, IDR, Metalmen Building LLC Project,
   1.28%*, 9/1/14, LOC Bank One Milwaukee N.A. AMT           2,615       2,615
Kenosha, IDR, Metalmen Building LLC Project,
   1.28%*, 9/1/19, LOC Bank One Wisconsin AMT                2,000       2,000
Lawrence, IDR, R. Lewis & R. Lewis LLC Project,
   1.38%*, 8/1/27, LOC Bank One N.A. AMT                     1,000       1,000
Lomira School District, TRAN, 1.25%, 8/27/04                 1,000       1,000
Manitowoc Community Development Authority Revenue,
   Multifamily Housing, Great Lakes Training,
   Series A, 1.34%*, 8/1/37, LOC Bayerische Landesbank 22,000 22,000 Neenah Joint School District Revenue, TRAN,
   1.25%, 8/30/04                                            5,800       5,802
Port Washington-Saukville School District, TRAN,
   1.13%, 10/29/04                                           4,000       4,001
Pulaski, IDR, MCL Industries, Inc.,
   1.28%*, 8/1/14, LOC Bank One Wisconsin AMT                1,100       1,100
Rolling, IDR, Kretz Lumberg, Inc. Project,
   1.28%*, 11/1/11, LOC Bank One Wisconsin AMT               2,825       2,825
State Health & Educational
   Facilities Authority Revenue,
   Valley Packaging Industries Project,
   1.23%*, 7/1/21,
   LOC Bank One Wisconsin N.A.                               2,160       2,160
Waukesha, IDR, Bahl/Weldall Manufacturing,
   Inc. Project, 1.28%*, 10/1/18,
   LOC Bank One Wisconsin AMT                                3,000       3,000

                                                                        69,709

Total Municipal Bonds (Cost $594,298)                                  594,298


Investment Companies (0.0%)

Federated Tax-Free Money Market Fund                            79          79

Total Investment Companies (Cost $79)                                       79

Total Investments (Cost $594,377) -- 99.8%                             594,377

Other assets in excess of liabilities -- 0.2%                              908

NET ASSETS -- 100.0%                                                  $595,285


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Ohio Municipal Money Market Fund                               April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                          Principal
Security Description                                        Amount       Value

Ohio Municipal Bonds (99.8%)

Archbold, GO, BAN, 1.60%, 8/12/04                         $  1,570    $  1,572
Ashtabula County Medical Center Project Revenue,
   Hospital & Nursing Home Improvements,
   1.12%*, 12/1/07, LOC Bank One N.A.                        1,710       1,710
Athens County Port Authority, Ohio, Inc. Project,
   1.17%*, 6/1/32, LOC Wachovia Bank N.A.                   15,825      15,825
Austintown Local School District,
   School Improvements, GO, BAN, 1.62%, 8/31/04             11,000      11,019
Barberton, GO, BAN, 1.40%, 9/16/04                           2,050       2,052
Bellefontaine, GO, BAN, 1.52%, 7/29/04, AMT                  1,900       1,901
Belmont County, GO, BAN, 1.50%, 11/17/04                     2,050       2,053
Blue Ash, Recreational Facilities, GO, BAN,
   1.25%, 2/4/05                                             2,100       2,100
Bowling Green, IDR, Lamson & Sessions Project,
   1.18%*, 8/1/09, LOC Harris Trust & Savings Bank AMT       1,300       1,300
Butler County Health Care Facilities Revenue,
   Lifesphere Project,
   1.08%*, 5/1/27, LOC U.S. Bank N.A.                        4,935       4,935
Butler County, Health Care Facilities Revenue,
   1.11%*, 9/1/22, LOC Fifth Third Bank                      3,700       3,700
Butler County, Hospital Facilities Revenue,
   1.18%*, 11/1/10, LOC Fifth Third Bank                     1,400       1,400
Butler County, Hospital Facilities Revenue,
   1.10%*, 11/1/17, LOC U.S. Bank N.A.                       3,400       3,400
Butler County, Lakota Family YMCA,
   1.10%*, 5/1/27, LOC PNC Bank N.A.                         2,900       2,900
Cambridge Hospital Facilities,
   Regional Medical Center Project,
   1.13%*, 12/1/21, LOC National City Bank                   4,500       4,500
Celina, Series A, GO, BAN, 1.40%, 11/17/04                   2,200       2,203
Centerville Health Care Revenue, Bethany Lutheran,
   1.13%*, 11/1/13, LOC National City Bank                   3,950       3,950
Cincinnati & Hamilton County Port Authority, IDR,
   4th Star Ltd. Partnership Project,
   1.05%*, 5/1/15, LOC U.S. Bank Trust N.A.                  5,100       5,100
Clark County, GO, BAN, 1.49%, 6/4/04                         1,975       1,976
Clark County, GO, BAN, 1.44%, 11/19/04                       1,000       1,001
Clermont County Sewer Systems Revenue,
   2.00%, 8/1/04, AMBAC                                      1,785       1,789
Clinton County Hospital Revenue,
   McCullough-Hyde Project,
   Series B-1, 1.22%*, 11/1/20, LOC Fifth Third Bank         6,545       6,545
Clinton County, Airport Facilities Revenue,
   1.08%*, 6/1/11, LOC Wachovia Bank N.A.                   11,800      11,800
Clinton County, GO, BAN, 1.67%, 5/14/04                      1,081       1,081
Clinton County, GO, BAN, 1.67%, 5/14/04                      2,727       2,727
Clinton County, Hospital Revenue,
   Series D-1, 1.22%*, 12/1/15, LOC Fifth Third Bank         8,000       8,000
Clinton Massie Local School District,
   School Construction, BAN, 1.49%, 11/23/04                 6,539       6,550
Columbiana County, IDR, C & S Land Co. Project,
   1.28%*, 8/1/13, LOC Bank One N.A. AMT                     1,930       1,930


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Ohio Municipal Money Market Fund                                April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Coshocton County, Health Care Facilities Revenue,
   Hartville Homes, Inc. Project,
   1.23%*, 9/1/20, LOC Bank One N.A.                      $  2,640    $  2,640
Coshocton County, Hospital Facilities Revenue,
   Memorial Hospital Project,
   1.11%*, 3/1/19, LOC Bank One Chicago N.A.                 2,260       2,260
Coshocton County,
   Memorial Hospital Project Revenue,
   1.23%*, 3/1/17, LOC Bank One Columbus N.A.                2,610       2,610
Cuyahoga County, Civic Facilities Revenue,
   700 Prospect Corporate Project,
   1.11%*, 3/1/22, LOC Fifth Third Bank                      1,220       1,220
Cuyahoga County, Continuing Care Facilities Revenue,
   1.09%*, 2/1/29, LOC Lasalle National Bank                 7,100       7,100
Cuyahoga County, EDR, Gilmore Academy Project,
   1.11%*, 2/1/22, LOC Fifth Third Bank                      2,190       2,190
Cuyahoga County, Health Care Facilities Revenue,
   Applewood Centers, Inc. Project,
   1.11%*, 11/1/14, LOC Fifth Third Bank                     1,850       1,850
Cuyahoga County, Health Care Facilities Revenue,
   Judson Retirement Community Project,
   1.12%*, 11/15/19, LOC National City Bank                  7,835       7,835
Cuyahoga County, Hospital Facilities Revenue,
   Sisters Charity Health Systems,
   1.13%*, 11/1/30, LOC National City Bank                   1,230       1,230
Cuyahoga County, IDR, Horizon Activities Centers Project,
   1.21%*, 7/1/25                                            1,120       1,120
Cuyahoga County, IDR, Landerhaven Executive Project,
   1.39%*, 12/1/08, LOC U.S. Bank N.A. AMT                   1,545       1,545
Cuyahoga County, IDR, Progressive Plastics Project,
   1.28%*, 11/1/13, LOC Bank One Columbus N.A. AMT             865         865
Cuyahoga County, IDR, Watt Printing Co. Project,
   1.21%*, 4/1/16, LOC National City Bank AMT                2,120       2,120
Cuyahoga Falls, Hospital Facilities Revenue,
   Portage Trail Care Center Project, 1.19%*, 9/1/14         1,695       1,695
Cuyahoga Falls, Hospital Facilities Revenue,
   Portage Trail Care Center Project, 1.19%*, 5/1/15         2,500       2,500
Delaware, GO, BAN, 2.00%, 8/5/04                             9,000       9,022
Elyria, GO, BAN, 2.00%, 10/21/04                             2,500       2,511
Englewood, GO, BAN, 1.43%, 8/31/04                           3,500       3,503
Englewood, IDR, YMCA Dayton Project,
   Series A, 1.23%*, 3/1/27, LOC Bank One N.A.               3,895       3,895
Erie County, GO, BAN, 2.00%, 6/10/04                         5,425       5,430
Erie County, Health Care Facilities Revenue,
   Series B, 1.19%*, 10/1/21, LOC Bank One N.A.              4,485       4,485
Fairborn, EDR, 1.45%*, 5/1/06, LOC U.S. Bank N.A.              220         220
Fairfield, GO, BAN, 1.30%, 11/5/04                           1,500       1,502
Franklin County, EDR, Columbus Electric Funded Project,
   1.13%*, 4/1/21, LOC Bank One N.A.                         1,600       1,600
Franklin County, GO, 5.00%, 6/1/04                           2,240       2,247


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Ohio Municipal Money Market Fund                                April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                          Principal
Security Description                                       Amount       Value

Franklin County, Health Care Facilities Revenue,
   1.16%*, 11/1/19, LOC National City Bank                $  2,015   $   2,015
Franklin County, Health Care Facilities Revenue,
   Presbyterian, Series B, 1.12%*, 7/1/33,
   LOC National City Bank                                    4,900       4,900
Franklin County, Health Care Facilities Revenue,
   Wexner Heritage House Project,
   1.19%*, 8/1/20, LOC Huntington National Bank              2,800       2,800
Franklin County, Hospital Revenue,
   Children's Hospital Project,
   Series B, 1.22%*, 12/1/14, SPA Bank One Columbus N.A.     8,000       8,000
Franklin County, Multifamily Revenue,
    Golf Pointe Apartments Project,
   Series A, 1.18%*, 1/1/34,
   LOC Lasalle National Bank N.A. AMT                        2,300       2,300
Geauga County, GO, BAN, 1.30%, 10/7/04                       1,000       1,001
Geauga County, Health Care Facilities Revenue,
   Heather Hill, Inc. Project,
   Series B, 1.19%*, 7/1/23,
   LOC Bank One Columbus N.A.                                9,240       9,240
Green, GO, BAN, 1.42%, 10/21/04                              1,690       1,693
Grove City, EDR, Cross Country Inns, Inc.,
   1.23%*, 6/1/06, LOC Bank One Columbus N.A.                  650         650
Grove City, Multifamily Revenue,
   Regency Arms Apartments,
   1.14%*, 6/15/30, FNMA AMT                                 5,400       5,400
Hamilton County, EDR, Boys/Girls Club, Inc. Project,
   1.12%*, 12/1/28, LOC PNC Bank Ohio N.A.                   2,500       2,500
Hamilton County, EDR, Samuel W. Bell Home Project,
   1.13%*, 4/1/22, LOC U.S. Bank N.A.                        3,025       3,025
Hamilton County, Health Care Facilities Revenue,
   Sisters of Charity Senior Care,
   1.12%*, 8/1/27, LOC Fifth Third Bank                      4,250       4,250
Hamilton County, Health Care Facilities Revenue,
   Ronald McDonald House Project,
   1.11%*, 5/1/15, LOC Fifth Third Bank                      3,150       3,150
Hamilton County, Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   1.10%*, 5/15/28, LOC U.S. Bank N.A.                      10,170      10,170
Hamilton County, Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   Series A, 1.10%*, 5/15/17, LOC PNC Bank Ohio N.A.        16,355      16,355
Hamilton County, Hospital Revenue,
   Beechwood Home Project,
   1.13%*, 7/1/22, LOC U.S. Bank N.A.                        5,900       5,900
Hamilton, Electric Revenue,
   Series B, 1.10%*, 10/1/25,
   FSA, SPA Dexia Credit Local                               2,080       2,080
Hamilton, Multifamily Housing Revenue,
   Series A, 1.12%*, 1/1/30, LOC Bank One Indiana N.A.       6,796       6,796
Hancock County, BAN, 2.05%, 11/15/04                         1,675       1,683
Highland Heights, GO, BAN, 2.00%, 10/8/04                    1,000       1,004
Hilliard, IDR, National Sign,
   1.28%*, 12/1/19, LOC Bank One N.A. AMT                    2,850       2,850
Huber Heights, Old Troy Pike,
   Series VII, GO, BAN, 1.45%, 11/18/04                      1,200       1,202
Huron County, IDR, American Baler Project,
   1.28%*, 4/1/11, LOC Bank One Indianapolis AMT             1,100       1,100
Independence, GO, BAN, 1.75%, 7/1/04                         2,150       2,152


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Ohio Municipal Money Market Fund                                April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Jackson Local School District,
   Stark & Summit Counties,
   GO, BAN, 2.00%, 8/12/04                                $ 10,000    $ 10,027
Jefferson Local School District, Madison County,
   GO, BAN, 2.77%, 5/6/04                                    2,300       2,300
Keystone Local School District, Lorain County,
   GO, BAN, 1.81%, 8/4/04                                    1,500       1,503
Lake County, GO, 1.37%, 7/29/04                              2,420       2,422
Lancaster, GO, BAN, 1.46%, 9/10/04                           3,525       3,529
Lebanon, GO, BAN, 2.00%, 9/22/04                             2,000       2,007
Leipsic, IDR, Patrick Products, Inc. Project,
   1.28%*, 6/1/11, LOC Bank One N.A. AMT                     5,710       5,710
Licking County, Health Care Facilities Revenue,
   1.09%*, 11/1/33, LOC Bank of Scotland                     5,000       5,000
Lima, Hospital Revenue,
   Lima Memorial Hospital Project,
   1.23%*, 6/1/33, LOC Bank One N.A.                         2,500       2,500
Lorain County, IDR, Malt Properties Ltd Project,
   1.28%*, 4/1/34, LOC Bank One N.A. AMT                     5,500       5,500
Lorain County, Independent Living Facilities Revenue,
   Elyria United Methodist Project,
   Series A, 1.11%*, 6/1/22, LOC Bank One N.A.              11,155      11,155
Loveland, GO, BAN, 1.30%, 9/3/04                             2,225       2,226
Lucas County, IDR, American Capital Properties,
   1.21%*, 10/1/18, LOC National City Bank AMT               3,405       3,405
Lucas County, IDR, Bunting Bearings Corp. Project,
   1.26%*, 8/1/11, AMT                                       1,815       1,815
Lucas County, IDR, Lott Industries, Inc. Project,
   1.16%*, 8/1/21, LOC National City Bank                    4,050       4,050
Mahoning County, EDR, Family YMCA, St Elizabeth,
   1.16%*, 5/1/21, LOC National City Bank                    5,600       5,600
Marion County, Hospital Revenue,
   Pooled Leasing Program,
   1.12%*, 8/1/20, LOC Bank One N.A.                         1,890       1,890
Marysville Exempt Village School District,
   GO, BAN, 1.45%, 5/27/04                                   1,700       1,700
Mason City School District, GO, BAN, 2.00%, 2/10/05          1,000       1,007
Massillon, IDR, ARE, Inc. Project,
   1.28%*, 12/1/07, LOC Bank One N.A. AMT                      800         800
Mechanicsburg Exempt Village School District,
   GO, BAN, 1.73%, 6/22/04                                   7,775       7,781
Miami East Local School District, GO, BAN,
   1.43%, 6/10/04                                            2,000       2,001
Monroe County, Income Tax Corridor 75,
   1.18%*, 12/1/18,
   LOC Bank of Montreal & Provident Bank                     2,000       2,000
Montgomery County, EDR, Benjamin & Marian Project,
   Series A, 1.16%*, 4/1/11, LOC National City Bank          2,600       2,600
Montgomery County, Health Care Facilities Revenue,
   Kettering Affiliated Project,
   1.23%*, 5/1/22, LOC Bank One N.A.                         2,700       2,700
Montgomery County, IDR,
   Citywide Development Corp. Project,
   1.28%*, 12/1/13, LOC Bank One Dayton N.A. AMT             1,790       1,790
Montgomery County, IDR,
   Town Centers Ltd. Partner Project,
   1.55%*, 11/15/16                                          1,940       1,940


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Ohio Municipal Money Market Fund                                April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                          Principal
Security Description                                        Amount       Value

Montgomery, IDR, Bethesda Two Ltd.,
   1.29%*, 5/2/05                                         $  2,110    $  2,110
Morrow County, Court House Renovation Notes, GO,
   1.55%, 1/27/05                                            2,500       2,507
Mount Gilead Exempt Village School District, GO, BAN,
   1.75%, 9/21/04                                            2,000       2,004
Muskingham Watershed Conservancy District,
   1.11%*, 5/1/23, LOC Fifth Third Bank                      1,095       1,095
North Baltimore Local School District, GO, BAN,
   1.75%, 12/16/04                                           2,675       2,684
Ohio State University, TECP, 1.00%, 9/10/04                 10,000      10,000
Orrville, Electric Systems Improvements, BAN,
   1.49%, 9/29/04                                            1,000       1,001
Oxford, Limited Obligations Revenue,
   UHI Acquisition, Inc. Project,
   1.49%*, 9/1/16, LOC Bank One N.A. AMT                     5,585       5,585
Painesville, GO, BAN, 1.60%, 11/18/04                        3,425       3,433
Parma City School District, TAN,
   3.50%*, 12/1/04, MBIA                                     1,200       1,217
Parma, IDR, FDC Realty Project,
   1.29%*, 12/1/19, LOC Bank One N.A. AMT                    2,325       2,325
Perrysburg, GO, BAN, 1.50%, 11/11/04                         5,785       5,798
Perrysburg, Limited Tax, GO, BAN, 1.50%, 11/11/04            1,883       1,887
Portage County, GO, BAN, 1.75%, 10/29/04                     3,297       3,308
Portage County, Health Care Facilities Revenue,
   Coleman Professional Services,
   1.28%*, 12/1/22, LOC Bank One N.A.                        4,360       4,360
Portage County, IDR,
   NCSP Limited Partnership Project,
   1.28%*, 8/1/29, LOC Huntington National Bank AMT          2,810       2,810
Reading, IDR, General Tool Co. Project,
   1.23%*, 3/1/08,
   LOC Bank of Montreal & Provident Bank AMT                 2,240       2,240
Richland County, IDR, Mansfield Motel Partnership,
   1.28%*, 12/1/16, LOC Huntington National Bank AMT         2,550       2,550
Rickenbacker Port Authority Revenue,
   1.23%*, 12/1/10, LOC Bank One N.A.                        1,900       1,900
Salem, Hospital Revenue, Community Hospital Project,
   1.10%*, 11/1/11, LOC Marine Bank                          1,200       1,200
Salem, Hospital Revenue, Community Hospital Project,
   1.20%*, 11/1/30, LOC PNC Bank N.A.                        1,900       1,900
Seneca County, County Building Improvements,
   GO, BAN, 1.52%, 12/2/04                                   1,280       1,282
Seneca County, Hospital Facilities Revenue,
   St. Francis Home, Inc. Project,
   1.13%*, 12/15/13, LOC National City Bank                  1,400       1,400
Solon, IDR, JTM Products, Inc. Project,
   1.21%*, 6/1/21, LOC National City Bank AMT                3,260       3,260
St. Clairsville, GO, BAN, 1.57%, 4/28/05                     2,272       2,277
Stark County, IDR, Polymer Packaging Project,
   1.26%*, 7/1/21, LOC National City Bank AMT                1,065       1,065
State Air Quality Development Authority Revenue,
   Pollution Control, Ohio Edison Co.,
   Series C, 1.10%*, 9/1/18, LOC Wachovia Bank N.A. AMT      4,750       4,750


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Ohio Municipal Money Market Fund                                April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                          Principal
Security Description                                       Amount       Value

State Air Quality Development Authority Revenue,
   Pollution Control, PA Power Co.,
   1.08%*, 6/1/27, LOC First National Bank AMT            $  3,050    $  3,050
State EDR, YMCA Greater Cincinnati Project,
   1.11%*, 11/1/21, LOC Bank One N.A.                        3,905       3,905
State Environmental Improvement Revenue,
   Newark Group Industries, Inc. Project,
   1.12%*, 12/1/26, AMT                                      10,655     10,655
State Higher Educational Facility
   Commission Revenue,
   Columbus College Art Project,
   Series B, 1.15%*, 9/1/23,
   LOC Huntington National Bank                              9,700       9,700
State Higher Educational Facility
   Commission Revenue,
   Malone College, 1.16%*, 4/1/09,
   LOC National City Bank                                    2,150       2,150
State Higher Educational Facility
   Commission Revenue,
   Pooled Financing, 1.18%*, 12/1/16,
   LOC Fifth Third Bank                                      1,355       1,355
State Higher Educational Facility
   Commission Revenue,
   Pooled Financing, 1.18%*, 9/1/18,
   LOC Fifth Third Bank                                      1,970       1,970
State Higher Educational Facility
   Commission Revenue,
   Pooled Financing, Series C, 1.18%*, 9/1/25,
   LOC Fifth Third Bank                                      2,935       2,935
State Higher Educational Facility
   Commission Revenue,
   Wilmington College, 1.23%*, 10/1/11,
   LOC Fifth Third Bank                                      1,910       1,910
State Highway Capital Improvements,
   Series G, GO, 1.60%, 5/1/04                                 500         500
State Housing Finance Agency,
   Multifamily Revenue,
   Chambrel at Montrose,
   Series F, 1.08%*, 11/15/32, FNMA                         11,451      11,451
State Solid Waste Revenue,
   BP Products North America,
   1.13%*, 8/1/34, AMT                                       1,500       1,500
State Solid Waste Revenue,
   BP Products North America,
   1.13%*, 8/1/34, AMT                                       1,750       1,750
State Solid Waste Revenue,
   BP Products North America,
   Series B, 1.13%*, 8/1/34, AMT                             1,900       1,900
State University, General Receipts,
   1.08%*, 12/1/26, FSA, SPA Dexia Bank                      3,400       3,400
State Water Development Authority Revenue,
   Environmental Facilities, Premcor Refining Group,
   1.20%*, 12/1/31, LOC Fleet National Bank                 10,000      10,000
State Water Development Authority Revenue,
   PA Power Co. Project, 1.08%*, 6/1/27,
   LOC Bank One Trust Co. AMT                                5,800       5,800
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Cleveland Electric Illuminating Co.,
   Series B, 1.08%*, 8/1/20, LOC Barclays Bank New York      2,890       2,890
Summit County, Cuyahoga Falls General Hospital,
   Series B, 1.20%*, 7/1/04, LOC Bank One N.A.                 780         780
Summit County, IDR, Atlas Steel Project,
   1.21%*, 6/1/10, LOC National City Bank AMT                2,450       2,450
Summit County, IDR, Delco Corp. Project,
   1.26%*, 6/1/16, AMT                                         625         625
Summit County, IDR, Fiocca, Inc. Project,
   1.23%*, 6/1/16, LOC Fifth Third Bank AMT                  1,780       1,780
Summit County, IDR, GO-JO Industries, Inc. Project,
   1.23%*, 9/1/05, LOC Bank One N.A.                           730         730


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Ohio Municipal Money Market Fund                                April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                          Principal
Security Description                                        Amount      Value

Summit County, IDR,
   Rogers Industrial Products Project,
   1.80%*, 11/1/09, LOC Fifth Third Bank AMT               $   665    $    665
Summit County, IDR, Summit Plastic Co. Project,
   1.26%*, 6/1/10, LOC National City Bank AMT                1,605       1,605
Summit County, IDR, VMS Development Project,
   1.21%*, 7/1/18, LOC National City Bank AMT                2,440       2,440
Tecumseh Local School District, GO, BAN,
   1.65%, 7/20/04                                           10,000      10,011
Tecumseh Local School District, GO, BAN,
   1.67%, 7/20/04                                           10,616      10,629
Toledo City Services Special Assessment,
   1.11%*, 6/1/04, LOC Bank One N.A.                         6,400       6,400
Toledo, Lucas County, 1.13%*, 12/1/06,
   LOC Wachovia Bank N.A.                                    2,800       2,800
Trumbull County, IDR, 1.28%*, 10/1/19,
   LOC Bank One Columbus N.A. AMT                            2,975       2,975
Union County, Memorial Hospital Improvements,
   GO, Ltd. Tax Notes, 2.00%, 4/14/05                        2,255       2,274
University General Receipts, Athens, Series A, BAN,
   1.45%, 1/20/05                                            2,360       2,366
University General Receipts, Athens, Series B, BAN,
   1.50%, 1/20/05                                            1,725       1,730
Upper Arlington, Street Improvements, BAN,
   2.00%, 1/12/05                                            1,500       1,509
Van Wert County, IDR, Kennedy Manufacturing Co.,
   1.28%*, 11/1/17, LOC Bank One N.A. AMT                    1,200       1,200
Warren County, EDR, Ralph J. Stolle Countryside,
   1.11%*, 8/1/20, LOC Fifth Third Bank                        900         900
Warren County, IDR, Lindsey Steel Processing,
   1.23%*, 8/1/07, LOC Firstar Bank N.A. AMT                 1,705       1,705
Washington County, GO, BAN, 1.46%, 5/27/04                   4,433       4,434
Washington County, Hospital Revenue,
   Marietta Area Health,
   1.11%*, 12/1/26, LOC Fifth Third Bank                     4,475       4,475
Wayne County, Health Care Facilities Revenue,
   West View Manor Project,
   1.17%*, 9/1/21, LOC Fifth Third Bank                      4,315       4,315
Wayne County, IDR, 1.28%*, 6/1/08,
   LOC Bank One N.A. AMT                                       915         915
Westerville, EDR, American Ceramic Society,
   1.39%*, 12/1/11                                           1,480       1,480
Westlake, IDR, Logan Westlake Project,
   1.23%*, 6/1/16, LOC Fifth Third Bank AMT                  1,295       1,295
Williams County, IDR, Letts Industries, Inc. Project,
   1.32%*, 11/1/08, AMT                                      1,260       1,260
Wood County, EDR, Cast Masters, Inc. Acquisition,
   1.30%*, 2/1/12,
   LOC MidAmerican National Bank & Trust AMT                 1,385       1,385
Wood County, IDR, Jerl Machine Project,
   1.18%*, 9/1/16, LOC Fifth Third Bank AMT                    970         970
Wood County, IDR, Principle Bus Project,
   Series A, 1.18%*, 8/1/08, LOC Fifth Third Bank AMT        2,495       2,495
Woodlawn, EDR, Goodwill Industrial Project,
   1.13%*, 10/1/20, LOC U.S. Bank N.A.                       5,455       5,455


    See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Ohio Municipal Money Market Fund                                April 30, 2004

(Amounts in Thousands)                                             (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Woodlawn, EDR, Goodwill Industrial Project,
   1.13%*, 11/1/20, LOC U.S. Bank N.A.                    $  3,000    $  3,000
Woodlawn, IDR, Southland Properties LLP Project,
   1.23%*, 6/1/08,
   LOC Bank of Montreal & Provident Bank AMT                 1,140       1,140

                                                                       626,350

Total Ohio Municipal Bonds (Cost $626,350)                             626,350

Total Investments (Cost $626,350) -- 99.8%                             626,350

Other assets in excess of liabilities -- 0.2%                            1,154

NET ASSETS -- 100.0%                                                  $627,504


Notes to Schedules of Investments

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

* Variable rate security. Rate presented represents rate in effect at April 30, 2004. Maturity date reflects actual maturity date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FGIC -- Insured by Financial Guaranty Insurance Co.

FHLB -- Insured by Federal Home Loan Bank

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

MTN -- Medium Term Note

SPA -- Standby Purchase Agreement

TAN -- Tax Anticipation Note

TECP -- Tax-Exempt Commercial Paper

TRAN -- Tax and Revenue Anticipation Note

VHA -- Voluntary Hospitals of America


    See notes to schedules of investments and notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2004

(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)

                                                        Gradison        Prime        Financial
                                                       Government    Obligations     Reserves
                                                      Reserves Fund     Fund           Fund

ASSETS:
Investments, at value                                 $3,530,089     $1,289,059      $478,172
Repurchase agreements, at value                               --        175,500        64,100

     Total Investments                                 3,530,089      1,464,559       542,272

Cash                                                          50            123            70
Interest receivable                                       11,683          1,725           562
Receivable from affiliates                                     1             --            --
Prepaid expenses and other assets                             32             37            22

         Total Assets                                  3,541,855      1,466,444       542,926

LIABILITIES:
Dividends payable                                            768            371           171
Payable to brokers for investments purchased             369,990         31,953        11,982
Accrued expenses and other payables:
     Investment advisory fees                              1,062            424           211
     Administration fees                                      33             19             7
     Custodian fees                                           56             39            18
     Accounting fees                                           2              2             1
     Transfer agent fees                                     124             76            12
     Shareholder service fees -- Class A Shares               --            303            --
     Shareholder service fees -- Select Shares               620             --            --
     12b-1 fees -- Class C Shares                             --<F1>         --            --
     Other                                                   197            130            61

         Total Liabilities                               372,852         33,317        12,463

NET ASSETS:
Capital                                                3,168,841      1,433,155       530,463
Accumulated net investment income                             29            (29)           --
Accumulated net realized gains
   from investment transactions                              133              1            --

         Net Assets                                   $3,169,003     $1,433,127      $530,463

Net Assets
     Class A Shares                                           --      1,433,127       530,463
     Trust Shares                                        187,552             --            --
     Class C Shares                                          202             --            --
     Select Shares                                     2,981,249             --            --

         Total                                        $3,169,003     $1,433,127      $530,463

Outstanding units of beneficial interest (shares)
     Class A Shares                                           --      1,433,179       530,356
     Trust Shares                                        187,490             --            --
     Class C Shares                                          202             --            --
     Select Shares                                     2,980,959             --            --

         Total                                         3,168,651      1,433,179       530,356

Net asset value
     Offering and redemption price
       per share -- Class A Shares                            --     $     1.00      $   1.00
     Offering and redemption price
       per share -- Trust Shares                      $     1.00             --            --
     Offering and redemption price
       per share -- Class C Shares <F2>               $     1.00             --            --
     Offering and redemption price
       per share -- Select Shares                     $     1.00             --            --


<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.


                      See notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2004

(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)

                                                                Tax-Free     Ohio Municipal
                                                              Money Market    Money Market
                                                                  Fund            Fund

ASSETS:
Investments, at value                                            $594,377       $626,350
Cash                                                                   53             26
Interest receivable                                                 1,448          1,729
Prepaid expenses and other assets                                      25              9

         Total Assets                                             595,903        628,114

LIABILITIES:
Dividends payable                                                     197            130
Accrued expenses and other payables:
     Investment advisory fees                                         207            270
     Administration fees                                                8              5
     Custodian fees                                                    14             12
     Accounting Fees                                                    1              1
     Transfer agent fees                                               14             18
     Shareholder service fees -- Class A Shares                       148            135
     Other                                                             29             39

         Total Liabilities                                            618            610

NET ASSETS:
Capital                                                           595,444        627,534
Accumulated net investment income                                     (54)           (25)
Accumulated net realized losses from investment transactions         (105)            (5)

         Net Assets                                              $595,285       $627,504

Outstanding units of beneficial interest (shares)                 595,441        627,534

Net asset value
     Offering and redemption price per share -- Class A Shares   $   1.00       $   1.00

                      See notes to financial statements.

                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2004

(Amounts in Thousands)                                            (Unaudited)

                                                  Gradison          Prime       Financial
                                                 Government      Obligations    Reserves
                                                Reserves Fund       Fund          Fund

Investment Income:
Interest income                                   $18,075         $8,784         $2,882

     Total Income                                  18,075          8,784          2,882

Expenses:
Investment advisory fees                            6,711          2,700          1,279
Administration fees                                 2,057            947            314
Shareholder service fees -- Class A Shares             --          1,929             --
Shareholder service fees -- Select Shares           3,904             --             --
12b-1 fees -- Class C Shares                            1             --             --
Accounting fees                                        54             58             57
Custodian fees                                        310            153             57
Legal and audit fees                                  202             95             30
Trustees' fees and expenses                            82             38             13
Transfer agent fees                                   241            158             26
Registration and filing fees                           20              9              9
Printing fees                                         119             48              1
Other                                                  48             72             13

     Total Expenses                                13,749          6,207          1,799

Expenses reduced by administrator                    (582)            --             --
Expenses before reimbursement
   from administrator                              13,167          6,207          1,799
Expenses reimbursed by administrator                   (4)            --             --

     Net Expenses                                  13,163          6,207          1,799

Net Investment Income                               4,912          2,577          1,083

Realized Gains from Investments:
Net realized gains from investment transactions       133              2              1

Change in net assets resulting from operations    $ 5,045         $2,579         $1,084

                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2004

(Amounts in Thousands)                                            (Unaudited)

                                                          Tax-Free      Ohio Municipal
                                                         Money Market    Money Market
                                                            Fund            Fund

Investment Income:
Interest income                                             $3,682        $3,798
Dividend income                                                  5            --

     Total Income                                            3,687         3,798

Expenses:
Investment advisory fees                                     1,168         1,727
Administration fees                                            410           424
Shareholder service fees -- Class A Shares                     835           863
Accounting fees                                                 57            57
Custodian fees                                                  68            69
Legal and audit fees                                            39            44
Trustees' fees and expenses                                     16            17
Transfer agent fees                                             31            35
Registration and filing fees                                     8             9
Printing fees                                                    7             8
Other                                                           72            45

     Total Expenses                                          2,711         3,298

Expenses reduced by administrator                               --           (81)

     Net Expenses                                            2,711         3,217

Net Investment Income                                          976           581

                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets

(Amounts in Thousands)

                                                Gradison Government                 Prime                     Financial
                                                  Reserves Fund                Obligations Fund             Reserves Fund

                                              Six                            Six                         Six
                                             Months          Year           Months          Year        Months         Year
                                             Ended          Ended           Ended          Ended         Ended         Ended
                                            April 30,     October 31,      April 30,     October 31,   April 30,    October 31,
                                              2004           2003            2004           2003          2004         2003

                                           (Unaudited)                   (Unaudited)                  (Unaudited)

From Investment Activities:
Operations:
     Net investment income                $     4,912    $     19,250    $     2,577    $    10,481    $   1,083    $   3,917
     Net realized gains (losses) from
       investment transactions                    133             184              2             (1)           1           (1)

Change in net assets
   resulting from operations                    5,045          19,434          2,579         10,480        1,084        3,916

Distributions to Shareholders:
     From net investment income
         Class A Shares                            --              --         (2,606)       (10,500)      (1,083)      (3,937)
         Trust Shares                            (639)         (2,375)            --             --           --           --
         Class C Shares                            --<F2>          --<F2>         --             --           --           --
         Select Shares                         (4,637)        (17,153)            --             --           --           --

Change in net assets from
   distributions to shareholders               (5,276)        (19,528)        (2,606)       (10,500)      (1,083)      (3,937)

Change in net assets from
   capital transactions                      (334,520)       (323,120)      (199,020)      (553,724)      (3,151)    (124,791)

Change in net assets                         (334,751)       (323,214)      (199,047)      (553,744)      (3,150)    (124,812)

Net Assets:
     Beginning of period                    3,503,754       3,826,968      1,632,174      2,185,918      533,613      658,425

     End of period                        $ 3,169,003    $  3,503,754    $ 1,433,127    $ 1,632,174    $ 530,463    $ 533,613

Share Transactions:<F1>
Class A Shares:
     Proceeds from shares issued                   --              --      3,301,708      6,077,309      507,457      874,970
     Dividends reinvested                          --              --          2,502         11,430           24          160
     Cost of shares redeemed                       --              --     (3,503,206)    (6,642,463)    (510,631)    (999,920)

       Total Class A Shares                        --              --       (198,996)      (553,724)      (3,150)    (124,790)

Trust Shares:
     Proceeds from shares issued              784,033       3,411,213             --             --           --           --
     Dividends reinvested                           1               4             --             --           --           --
     Cost of shares redeemed                 (856,568)     (3,422,714)            --             --           --           --

       Total Trust Shares                     (72,534)        (11,497)            --             --           --           --

Class C Shares:
     Proceeds from shares issued                  200             283             --             --           --           --
     Dividends reinvested                          --<F2>          --<F2>         --             --           --           --
     Cost of shares redeemed                       --            (281)            --             --           --           --

       Total Class C Shares                       200               2             --             --           --           --

Select Shares:
     Proceeds from shares issued            7,763,128      14,658,325             --             --           --           --
     Dividends reinvested                       4,418          18,298             --             --           --           --
     Cost of shares redeemed               (8,029,732)    (14,988,223)            --             --           --           --

       Total Select Shares                   (262,186)       (311,600)            --             --           --           --

Change from share transaction                (334,520)       (323,095)      (198,996)      (553,724)      (3,150)   $(124,790)

Accumulated net investment income         $        29    $        393    $       (29)    $       --     $     --     $     --


<F1> Share transactions are at par value of $1.00 per share.

<F2> Rounds to less than $1,000.


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets

(Amounts in Thousands)

                                                 Tax-Free                  Ohio Municipal
                                              Money Market Fund           Money Market Fund

                                               Six                        Six
                                             Months        Year         Months          Year
                                              Ended        Ended         Ended          Ended
                                            April 30,   October 31,    April 30,     October 31,
                                              2004         2003          2004           2003

                                           (Unaudited)                (Unaudited)

From Investment Activities:
Operations:
     Net investment income                $       976  $     2,878    $     581    $     2,513

Distributions to Shareholders:
     From net investment income
         Class A Shares                        (1,030)      (2,878)        (606)        (2,513)

Change in net assets from
   distributions to shareholders               (1,030)      (2,878)        (606)        (2,513)

Change in net assets from
   capital transactions                       (25,672)     (33,000)     (60,850)      (162,658)

Change in net assets                          (25,726)     (33,000)     (60,875)      (162,658)

Net Assets:
     Beginning of period                      621,011      654,011      688,379        851,037

     End of period                        $   595,285  $   621,011    $ 627,504    $   688,379

Share Transactions:<F1>
     Proceeds from shares issued            1,166,730    1,619,362      721,197      1,357,178
     Dividends reinvested                         827        2,685          505          2,573
     Cost of shares redeemed               (1,193,230)  (1,655,047)    (782,552)   $(1,522,405)

Change from share transaction                 (25,673)     (33,000)     (60,850)      (162,654)

Accumulated net investment income         $       (54) $        --    $     (25)   $        --


<F1> Share transactions are at par value of $1.00 per share.


                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period

                                                         Gradison Government Reserves Fund

                                                       Trust Shares                           Class C Shares

                                       Six                                   October 15,     Six         March 1,
                                      Months         Year        Year          2001         Months         2003
                                      Ended         Ended        Ended        through       Ended        through
                                    April 30,     October 31,   October 31,  October 31,   April 30,    October 31,
                                       2004          2003         2002         2001<F2>     2004          2003<F2>

                                    (Unaudited)                                           (Unaudited)

Net Asset Value,
   Beginning of Period              $  1.000       $  1.000     $  1.000    $  1.000        $ 1.000      $1.000

Investment Activities
     Net investment income             0.003          0.008        0.015       0.001          0.001       0.002

Distributions
     Net investment income            (0.003)        (0.008)      (0.015)     (0.001)        (0.001)     (0.002)

Net Asset Value,
   End of Period                    $  1.000       $  1.000     $  1.000    $  1.000        $ 1.000      $1.000

Total Return                            0.28%<F3>      0.76%        1.48%       0.11%<F3>      0.13%<F3>   0.24%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)   $187,552       $260,102     $271,606    $290,861        $   202      $    2
Ratio of expenses to
   average net assets                   0.54%<F4>      0.53%        0.50%       0.42%<F4>      0.80%<F4>   0.82%<F4>
Ratio of net investment income
   to average net assets                0.53%<F4>      0.75%        1.46%       2.30%<F4>      0.28%<F4>   0.27%<F4>
Ratio of expenses to
   average net assets<F1>               0.58%<F4>      0.57%        0.56%      10.12%<F4>      6.36%<F4>   8.77%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>     0.49%<F4>      0.71%        1.40%      (7.40)%<F4>    (5.28)%<F4> (7.68)%<F4>


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.


                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period

                                                Gradison Government Reserves Fund

                                                          Select Shares

                                                Six
                                               Months             Year           Year
                                                Ended            Ended          Ended
                                              April 30,        October 31,    October 31,
                                                2004              2003           2002

                                             (Unaudited)

Net Asset Value, Beginning of Period         $    1.000       $    1.000     $    1.000

Investment Activities
     Net investment income                        0.001            0.005          0.012

Distributions
     Net investment income                       (0.001)          (0.005)        (0.012)

Net Asset Value, End of Period               $    1.000       $    1.000     $    1.000

Total Return                                       0.15%<F2>        0.50%          1.21%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $2,981,249       $3,243,650     $3,555,362
Ratio of expenses to
   average net assets                              0.80%<F3>        0.79%          0.77%
Ratio of net investment income
   to average net assets                           0.28%<F3>        0.50%          1.21%
Ratio of expenses to
   average net assets<F1>                          0.84%<F3>        0.83%          0.82%
Ratio of net investment income
   to average net assets<F1>                       0.24%<F3>        0.46%          1.16%


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.


                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period

                                                 Gradison Government Reserves Fund

                                                         Select Shares

                                         Year          Year          Year            Year
                                         Ended         Ended         Ended           Ended
                                      October 31,   October 31,    October 31,    September 30,
                                         2001          2000           1999           1999<F2>

Net Asset Value,
   Beginning of Period               $    1.000    $    1.000    $    1.000       $    1.000

Investment Activities
     Net investment income                0.041         0.054         0.004            0.044

Distributions
     Net investment income               (0.041)       (0.054)       (0.004)          (0.044)

Net Asset Value,
   End of Period                     $    1.000    $    1.000    $    1.000       $    1.000

Total Return                               4.20%         5.56%         0.39%<F3>        4.46%

Ratios/Supplemental Data:
Net Assets at end of period (000)    $4,103,267    $2,135,527    $2,028,020       $2,018,755
Ratio of expenses to
   average net assets                      0.77%         0.72%         0.72%<F4>        0.71%
Ratio of net investment income
   to average net assets                   4.04%         5.42%         4.61%<F4>        4.34%
Ratio of expenses to
   average net assets<F1>                  0.82%         0.90%         0.84%<F4>        0.77%
Ratio of net investment income
   to average net assets<F1>               3.99%         5.24%         4.49%<F4>        4.28%


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison U.S. Government Reserves became the
     Victory Gradison Government Reserves Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F3> Not annualized.

<F4> Annualized.


                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period

                                                               Prime Obligations Fund

                                    Six
                                  Months           Year           Year         Year        Year         Year
                                   Ended           Ended         Ended        Ended       Ended        Ended
                                  April 30,      October 31,   October 31,  October 31,  October 31,  October 31,
                                    2004           2003           2002         2001        2000         1999

                                (Unaudited)

Net Asset Value,
   Beginning of Period          $    1.000      $    1.000    $    1.000   $    1.000   $    1.000   $    1.000

Investment Activities
     Net investment income           0.002           0.006         0.013        0.042        0.055        0.044

Distributions
     Net investment income          (0.002)         (0.006)       (0.013)      (0.042)      (0.055)      (0.044)

Net Asset Value,
   End of Period                $    1.000      $    1.000    $    1.000   $    1.000   $    1.000   $    1.000

Total Return                          0.17%<F1>       0.56%         1.27%        4.31%        5.67%        4.52%

Ratios/Supplemental Data:
Net Assets at end
   of period (000)              $1,433,127      $1,632,174    $2,185,918   $3,046,490   $2,553,015   $2,060,039
Ratio of expenses to
   average net assets                 0.80%<F2>       0.79%         0.77%        0.76%        0.78%        0.79%
Ratio of net investment income
   to average net assets              0.33%<F2>       0.57%         1.27%        4.17%        5.55%        4.43%


<F1> Not annualized.

<F2> Annualized.


                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                        Financial Reserves Fund

                                  Six
                                 Months        Year        Year        Year        Year        Year
                                 Ended        Ended       Ended       Ended        Ended      Ended
                               April 30,    October 31,  October 31, October 31, October 31, October 31,
                                 2004          2003        2002        2001         2000       1999

                              (Unaudited)

Net Asset Value,
   Beginning of Period         $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000

Investment Activities
     Net investment income        0.002          0.007       0.014       0.043       0.056       0.045

Distributions
     Net investment income       (0.002)        (0.007)     (0.014)     (0.043)     (0.056)     (0.045)

Net Asset Value,
   End of Period               $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000

Total Return                       0.21%<F1>      0.67%       1.39%       4.44%       5.75%       4.62%

Ratios/Supplemental Data:
Net Assets at end
   of period (000)             $530,463       $533,613    $658,425    $754,612    $737,512    $818,452
Ratio of expenses to
   average net assets              0.70%<F2>      0.69%       0.68%       0.68%       0.70%       0.68%
Ratio of net investment income
   to average net assets           0.42%<F2>      0.67%       1.38%       4.36%       5.58%       4.52%


<F1> Not annualized.

<F2> Annualized.


                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights

For a Share Outstanding Throughout Each Period

                                                            Tax-Free Money Market Fund

                                     Six
                                    Months          Year        Year       Year         Year        Year
                                    Ended          Ended       Ended       Ended        Ended       Ended
                                   April 30,     October 31, October 31,  October 31, October 31,  October 31,
                                     2004           2003        2002        2001        2000         1999

                                  (Unaudited)

Net Asset Value,
   Beginning of Period             $  1.000       $  1.000    $  1.000    $  1.000   $  1.000    $  1.000

Investment Activities
     Net investment income            0.002          0.004       0.009       0.026      0.033       0.025

Distributions
     Net investment income           (0.002)        (0.004)     (0.009)     (0.026)    (0.033)     (0.025)

Net Asset Value,
   End of Period                   $  1.000       $  1.000    $  1.000    $  1.000   $  1.000    $  1.000

Total Return                           0.15%<F1>      0.43%       0.92%       2.59%      3.38%       2.55%

Ratios/Supplemental Data:
Net Assets at end of period (000)  $595,285       $621,011    $654,011    $774,555   $675,324    $697,633
Ratio of expenses to
   average net assets                  0.81%<F2>      0.79%       0.78%       0.78%      0.80%       0.79%
Ratio of net investment income
   to average net assets               0.29%<F2>      0.43%       0.92%       2.54%      3.32%       2.51%


<F1> Not annualized.

<F2> Annualized.


                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period

                                                          Ohio Municipal Money Market Fund

                                        Six
                                       Months        Year          Year       Year        Year        Year
                                        Ended       Ended         Ended       Ended       Ended       Ended
                                      April 30,   October 31,   October 31, October 31, October 31,  October 31,
                                        2004          2003         2002       2001         2000        1999

                                    (Unaudited)

Net Asset Value,
   Beginning of Period               $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000

Investment Activities
     Net investment income              0.001          0.003       0.008       0.025       0.032       0.025

Distributions
     Net investment income             (0.001)        (0.003)     (0.008)     (0.025)     (0.032)     (0.025)

Net Asset Value,
   End of Period                     $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000

Total Return                             0.09%<F2>      0.29%       0.78%       2.52%       3.27%       2.49%

Ratios/Supplemental Data:
Net Assets at end
   of period (000)                   $627,504       $688,379    $851,037    $935,207    $884,369    $934,744
Ratio of expenses to
   average net assets                    0.93%<F3>      0.93%       0.93%       0.93%       0.87%       0.82%
Ratio of net investment income
   to average net assets                 0.17%<F3>      0.30%       0.78%       2.50%       3.22%       2.45%
Ratio of expenses to
   average net assets<F1>                0.95%<F3>      <F4>        <F4>        <F4>        0.93%       0.93%
Ratio of net investment income
   to average net assets<F1>             0.15%<F3>      <F4>        <F4>        <F4>        3.16%       2.34%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no voluntary fee reductions during the period.


                     See notes to financial statements.

                                                Notes to Financial Statements
The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


1.  Organization:

    The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 23 active funds. The accompanying financial statements and financial highlights are those of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund (collectively, the "Funds").

    The Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund are authorized to issue one class of shares: Class A Shares. The Gradison Government Reserves Fund is authorized to issue three classes of shares: Trust Shares, Class C Shares and Select Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

    The Gradison Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

    Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.


2.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    Securities Valuation:

    Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.


                                  Continued

The Victory Portfolios                                      April 30, 2004

                                                               (Unaudited)


    Securities Transactions and Related Income:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    Securities Purchased on a When-Issued Basis:

    The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2004, there were no outstanding "when-issued" purchase commitments.

    Repurchase Agreements:

    Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

    Line of Credit:

    The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee. The Gradison Government Reserves Fund does not participate in this Line of Credit and does not pay a pro-rata portion of the commitment fee to KeyCorp. The Fund does participate in a Line of Credit agreement with the Bank of New York. Under the agreement, the Fund is permitted to borrow up to 15% of the total assets of the Fund at the time of borrowing. The purpose of the agreement is to meet the temporary or emergency cash needs, including but not limited to the funding of shareholder redemptions of the Fund. The Bank of New York receives an annual commitment fee of 4 basis points on $50 million for providing the Line of Credit. The Gradison Government Reserves Fund and another Fund in the Trust (Institutional Money Market Fund) pay a pro-rata portion of this commitment fee.

    There were no loans outstanding as of April 30, 2004,


                                  Continued

The Victory Portfolios                                        April 30, 2004

                                                                 (Unaudited)


    Dividends to Shareholders:

    Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in The United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    Federal Income Taxes:

    It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    Other:

    Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another appropriate basis. Fees paid under a Fund's shareholder servicing plan are borne by the specific class of shares to which they apply.


3.  Related Party Transactions:

    Investment advisory services are provided to all the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

    Under terms of the Investment Advisory Agreement, the investment advisory fee of the Gradison Government Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $1 billion, 0.40% of the Fund's average daily net assets between $1 billion and $2 billion, and 0.35% of the Fund's average daily net assets greater than $2 billion; the investment advisory fees of the Prime Obligations Fund and the Tax-Free Money Market Fund are computed at an annual rate of 0.35% of each Fund's average daily net assets; the investment advisory fees of the Financial Reserves Fund and the Ohio Municipal Money Market Fund are computed at an annual rate of 0.50% of each Fund's average daily net assets.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers receive no direct payments or fees from the Trust for serving as officers.

    Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, increased from 0.03% effective April 1, 2004, of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.


                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


    BISYS Ohio also serves the Trust as Fund Accountant and as the Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

    Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership, which had served as the Funds' distributor prior to March 1, 2004.

    Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee at an annual rate of up to 1.00% of the average daily net assets of the Class C Shares of the Gradison Government Reserves Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

    The Distributor or financial institutions (directly or through the Distributor) may receive from all the funds except the Trust Shares and Class C Shares of the Gradison Government Reserves Fund, and shares of the Financial Reserves Fund, pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

    Fees may be voluntarily reduced or reimbursed to assist the funds in maintaining competitive expense ratios.


4.  Concentration of Credit Risk:

    The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within the state of Ohio, than are other types of funds, which are not geographically concentrated to the same extent.

                                PROXY VOTING:

     The Board of Trustees of the Funds has adopted a proxy voting policy and procedure (the "Funds Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Funds, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

     The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the Adviser or any of its affiliates or any affiliate of the Funds by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Effective August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-539-3863, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                    This page is intentionally left blank.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593


                                  PRSRT STD
                                U.S. POSTAGE
                                    PAID
                                Cleveland, OH
                               Permit No. 1535

Victory Funds
LOGO(R)

Visit our web site at:
www.VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)

1RMM-SEMI-AR  6/04

April 30, 2004


Semi Annual Report


Value Fund
Diversified Stock Fund
Stock Index Fund
Growth Fund
Established Value Fund
Special Value Fund
Small Company Opportunity Fund
Focused Growth Fund
Balanced Fund
Convertible Fund
Real Estate Fund
Intermediate Income Fund
Fund for Income
National Municipal Bond Fund
New York Municipal Bond Fund
Ohio Municipal Bond Fund


Victory Funds
LOGO(R)

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records

      o Daily share prices

      o The latest fund news

      o Investment resources to help you become a better investor

      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory
Portfolios


                       Table of Contents


Shareholder Letter                                        4


Financial Statements                                      5


The Victory Equity Funds

   Value Fund
     Schedules of Investments                             5
     Statement of Assets and Liabilities                 30
     Statement of Operations                             31
     Statements of Changes in Net Assets                 32
     Financial Highlights34-36

   Diversified Stock Fund
     Schedules of Investments                             7
     Statement of Assets and Liabilities                 30
     Statement of Operations                             31
     Statements of Changes in Net Assets                 32
     Financial Highlights                             37-39

   Stock Index Fund
     Schedules of Investments                            10
     Statement of Assets and Liabilities                 30
     Statement of Operations                             31
     Statements of Changes in Net Assets                 33
     Financial Highlights                             40-41

   Growth Fund
     Schedules of Investments                            26
     Statement of Assets and Liabilities                 30
     Statement of Operations                             31
     Statements of Changes in Net Assets                 33
     Financial Highlights                             42-44

   Established Value Fund
     Schedules of Investments                            45
     Statement of Assets and Liabilities                 62
     Statement of Operations                             63
     Statements of Changes in Net Assets                 64
     Financial Highlights                             66-69

   Special Value Fund
     Schedules of Investments                            50
     Statement of Assets and Liabilities                 62
     Statement of Operations                             63
     Statements of Changes in Net Assets                 64
     Financial Highlights                             70-72

   Small Company Opportunity Fund
     Schedules of Investments                            54
     Statement of Assets and Liabilities                 62
     Statement of Operations                             63
     Statements of Changes in Net Assets                 65
     Financial Highlights                             73-77

   Focused Growth Fund
     Schedules of Investments                            60
     Statement of Assets and Liabilities                 62
     Statement of Operations                             63
     Statements of Changes in Net Assets                 65
     Financial Highlights                                78


The Victory Specialty Funds

   Balanced Fund
     Schedules of Investments                            79
     Statement of Assets and Liabilities                 98
     Statement of Operations                             99
     Statements of Changes in Net Assets                100
     Financial Highlights                           101-103

   Convertible Fund
     Schedules of Investments                            88
     Statement of Assets and Liabilities                 98
     Statement of Operations                             99
     Statements of Changes in Net Assets                100
     Financial Highlights                           104-105

   Real Estate Fund
     Schedules of Investments                            95
     Statement of Assets and Liabilities                 98
     Statement of Operations                             99
     Statements of Changes in Net Assets                100
     Financial Highlights                           106-108


The Victory Taxable Fixed Income Funds

   Intermediate Income Fund
     Schedules of Investments                           109
     Statement of Assets and Liabilities                118
     Statement of Operations                            119
     Statements of Changes in Net Assets                120
     Financial Highlights                               121

   Fund for Income
     Schedules of Investments                           115
     Statement of Assets and Liabilities                118
     Statement of Operations                            119
     Statements of Changes in Net Assets                120
     Financial Highlights                           122-125


The Victory Tax-Exempt Fixed Income Funds

   National Municipal Bond Fund
     Schedules of Investments                           126
     Statement of Assets and Liabilities                139
     Statement of Operations                            140
     Statements of Changes in Net Assets                141
     Financial Highlights                           142-143

   New York Municipal Bond Fund
     Schedules of Investments                           130
     Statement of Assets and Liabilities                139
     Statement of Operations                            140
     Statements of Changes in Net Assets                141
     Financial Highlights                               144

   Ohio Municipal Bond Fund
     Schedules of Investments                           132
     Statement of Assets and Liabilities                139
     Statement of Operations                            140
     Statements of Changes in Net Assets                141
     Financial Highlights                           145-146


Notes to Financial Statements                           147



Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Funds. The Victory Funds are distributed by BISYS Fund Services, Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.


                               NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

Letter to our Shareholders

Last fall, as we prepared our annual report, investors had been generally taking conservative positions, favoring bonds over stocks as they awaited an improving economic outlook. Interest rates were low with no near-term indication of change. Now we are at a point of fairly steady improvement in economic news, a slowly improving job market and good response in the equity markets. Both long and short rates have moved upward, and there has been a clear steeping of the yield curve. Along with economic improvement there are some less positive signs, including the increase in gas/oil prices, some initial references to inflation and concern surrounding our political environment.

Most interesting to us is what investors are apparently not worrying about -- the mutual fund market timing scandal. Those of us who work in the industry open our mail and our papers every day to see another fund company under investigation. Executives have departed, fines levied and regulations are in the process of changing. In a classic example of the domino effect, the problem of market timing seems to have exposed other issues both relating to operations of the funds and to the sales processes used by financial advisors. But just as mutual fund investors held their course through several years of negative returns, they have been just as steadfast during these recent events.

Throughout the months of press coverage, shareholders have been moving from the conservatism of cash and bond funds back into equity funds. While some of the complexes have had significant asset outflows, the first quarter 2004 industry sales numbers were impressive. Large company stock funds grew by over 2% just on net new purchases, while mid cap and small cap funds grew by well over 5% on net new purchases. This represents billions of investor dollars.

We would like to highlight the most recent addition to our fund complex. The Victory Focused Growth Fund, which purchases large company growth-oriented stocks, began operations on January 1, 2004. Our Victory NewBridge staff in New York City manages this fund.

We appreciate our shareholders' confidence in the Victory Funds and its management. We are staying true to our belief in the importance of style consistency, well-defined processes and strong compliance oversight.

Please feel free to contact us at 1-800-539-3863 or through our website, www.VictoryConnect.com, if you have any questions or would like further information.

/s/ Kathleen A. Dennis

Kathleen A. Dennis
President
The Victory Portfolios

The Victory Portfolios                               Schedules of Investments
Value Fund                                                     April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (3.7%)

General Electric Capital Corp., 1.02%, 5/3/04            $  8,646    $  8,646

Total Commercial Paper (Cost $8,646)                                    8,646


Common Stocks (95.5%)

Aerospace/Defense (2.9%):
United Technologies Corp.                                  77,000       6,642

Aluminum (1.2%):
Alcoa, Inc.                                                90,000       2,768

Apparel/Footwear (2.0%):
Nike, Inc., Class B                                        63,000       4,533

Banks (13.6%):
Bank of America Corp.                                      82,300       6,624
Bank of New York Co., Inc.                                247,600       7,215
J.P. Morgan Chase & Co.                                   203,000       7,634
SunTrust Banks, Inc.                                       47,500       3,232
Wells Fargo Co.                                           114,300       6,453

                                                                       31,158

Biotechnology (0.9%):
Genzyme Corp. (b)                                          50,000       2,178

Building Materials (3.6%):
Masco Corp.                                               300,000       8,403

Cable Television (3.1%):
Comcast Corp., Class A Special Shares (b)                 250,000       7,248

Computers & Peripherals (3.0%):
Cisco Systems, Inc. (b)                                   180,000       3,757
Hewlett-Packard Co.                                       157,000       3,093

                                                                        6,850

Electronic & Electrical -- General (3.8%):
General Electric Co.                                      294,100       8,808

Financial Services (4.9%):
Citigroup, Inc.                                           188,900       9,084
MBNA Corp.                                                 90,000       2,194

                                                                       11,278

Food Processing & Packaging (3.2%):
Tyson Foods, Inc., Class A                                399,000       7,477

Forest Products -- Lumber & Paper (4.7%):
Smurfit-Stone Container Corp. (b)                         300,000       5,157
Weyerhauser Co.                                            94,700       5,606

                                                                       10,763

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Value Fund                                                     April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Insurance -- Multi-Line (8.8%):
ACE Ltd.                                                  135,000    $  5,918
American International Group, Inc.                        137,700       9,867
Safeco Corp.                                              100,000       4,379

                                                                       20,164

Oil & Gas Exploration,
  Production & Services (5.8%):
GlobalSantaFe Corp.                                       245,000       6,461
Transocean, Inc. (b)                                      250,000       6,942

                                                                       13,403

Oil -- Integrated Companies (3.1%):
BP PLC, ADR                                               135,000       7,142
Pharmaceuticals (7.5%):
Pfizer, Inc.                                              241,790       8,646
Wyeth                                                     228,000       8,680

                                                                       17,326

Railroads (5.4%):
Burlington Northern/Santa Fe, Inc.                        284,400       9,299
Norfolk Southern Corp.                                    130,000       3,097

                                                                       12,396

Retail -- Department Stores (3.0%):
Federated Department Stores, Inc.                         141,000       6,909

Retail -- Drug Stores (3.9%):
CVS Corp.                                                 232,000       8,962

Retail -- Specialty Stores (3.3%):
Home Depot, Inc.                                          217,500       7,654

Software & Computer Services (7.8%):
Automatic Data Processing, Inc.                           125,000       5,476
Microsoft Corp.                                           338,400       8,788
Peoplesoft, Inc. (b)                                      225,000       3,798

                                                                       18,062

Total Common Stocks (Cost $188,699)                                   220,124

Total Investments (Cost $197,345) (a) -- 99.2%                        228,770

Other assets in excess of liabilities -- 0.8%                           1,886

NET ASSETS -- 100.0%                                                 $230,656

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Diversified Stock Fund                                         April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (5.3%)

General Electric Capital Corp., 1.02%, 5/3/04          $   87,783  $   87,783

Total Commercial Paper (Cost $87,783)                                  87,783


Common Stocks (93.1%)

Aerospace/Defense (6.3%):
Boeing Co.                                              1,667,000      71,164
Honeywell International, Inc.                             700,000      24,206
Northrop Grumman Corp.                                     89,000       8,833

                                                                      104,203

Aluminum (1.0%):
Alcoa, Inc.                                               530,032      16,298

Automotive Parts (0.7%):
Delphi Corp.                                            1,081,000      11,026

Banks (3.8%):
PNC Financial Services Group, Inc.                        807,000      42,852
U.S. Bancorp                                              827,000      21,204

                                                                       64,056

Beverages (0.6%):
Anheuser-Busch Cos., Inc.                                 206,000      10,555

Chemicals -- General (1.2%):
Air Products & Chemicals, Inc.                            400,000      19,924

Computers & Peripherals (4.4%):
Apple Computer, Inc. (b)                                1,742,000      44,822
EMC Corp. (b)                                           1,212,000      13,526
International Business Machines Corp.                     166,000      14,636

                                                                       72,984

E-Commerce & Services (1.8%):
Amazon.com, Inc. (b)                                      701,000      30,465

Electronic & Electrical -- General (4.5%):
General Electric Co.                                    2,508,000      75,115

Entertainment (2.7%):
Walt Disney Co.                                         1,981,000      45,622

Environmental Control (2.3%):
Waste Management, Inc.                                  1,323,400      37,585

Financial Services (3.6%):
Citigroup, Inc.                                         1,031,000      49,581
MBNA Corp.                                                427,900      10,432

                                                                       60,013

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Diversified Stock Fund                                         April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Food Distributors,
  Supermarkets & Wholesalers (1.3%):
Kroger Co. (b)                                          1,211,000  $   21,193

Food Processing & Packaging (1.6%):
Sara Lee Corp.                                          1,124,000      25,942

Forest Products -- Lumber & Paper (0.7%):
International Paper Co.                                   291,000      11,733

Health Care (1.7%):
Medtronic, Inc.                                           555,000      28,005

Insurance -- Multi-Line (4.6%):
American International Group, Inc.                        764,609      54,785
XL Capital Ltd.                                           281,000      21,454

                                                                       76,239

Internet Service Provider (1.6%):
Yahoo, Inc. (b)                                           521,000      26,290

Media (3.2%):
Time Warner, Inc. (b)                                   2,623,000      44,119
Viacom, Inc., Class B                                     236,000       9,121

                                                                       53,240

Oil & Gas Exploration,
  Production & Services (2.5%):
Transocean, Inc. (b)                                      462,059      12,831
Unocal Corp.                                              805,000      29,013

                                                                       41,844

Oil -- Integrated Companies (4.4%):
BP PLC, ADR                                             1,400,000      74,060

Oilfield Services & Equipment (3.4%):
Halliburton Co.                                           372,000      11,086
Schlumberger Ltd.                                         767,000      44,892

                                                                       55,978

Pharmaceuticals (9.9%):
Bristol-Myers Squibb Co.                                1,706,000      42,821
Gilead Sciences, Inc. (b)                                 461,000      28,043
Johnson & Johnson                                         804,000      43,439
Merck & Co., Inc.                                         651,000      30,597
Pfizer, Inc.                                              564,000      20,169

                                                                      165,069

Pipelines (0.5%):
El Paso Corp.                                           1,302,000       9,127

Radio & Television (1.9%):
Comcast Corp., Class A Special Shares (b)               1,069,288      32,186

Real Estate Investment Trusts (1.8%):
Equity Office Properties Trust                          1,179,000      29,675

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Diversified Stock Fund                                         April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Retail -- Department Stores (1.1%):
Kohl's Corp. (b)                                          421,267  $   17,605

Semiconductors (4.6%):
Intel Corp.                                             1,137,000      29,255
Micron Technology, Inc. (b)                             1,053,000      14,342
Texas Instruments, Inc.                                 1,308,000      32,831

                                                                       76,428

Software & Computer Services (7.6%):
Automatic Data Processing, Inc.                         1,082,000      47,402
First Data Corp.                                          812,000      36,857
Microsoft Corp.                                         1,641,400      42,627

                                                                      126,886

Telecommunications -- Cellular (1.8%):
Vodafone Group PLC, ADR                                 1,205,000      29,571

Telecommunications -- Equipment (1.7%):
Motorola, Inc.                                          1,559,000      28,452

Transportation Services (1.7%):
FedEx Corp.                                               404,000      29,051

Utilities -- Electric (1.3%):
Dominion Resources, Inc.                                  221,000      14,102
Duke Energy Corp.                                         374,900       7,895

                                                                       21,997

Utilities -- Telecommunications (1.3%):
SBC Communications, Inc.                                  874,000      21,763

Total Common Stocks (Cost $1,473,044)                               1,550,180

Total Investments (Cost $1,560,827) (a) -- 98.4%                    1,637,963

Other assets in excess of liabilities -- 1.6%                          26,517

NET ASSETS -- 100.0%                                               $1,664,480

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (6.9%)

General Electric Capital Corp., 1.02%, 5/3/04            $  7,685    $  7,685

Total Commercial Paper (Cost $7,685)                                    7,685


Common Stocks (91.1%)

Advertising (0.2%):
Interpublic Group of Cos., Inc. (b)                         4,113          65
Omnicom Group, Inc.                                         1,881         149

                                                                          214

Aerospace/Defense (1.7%):
B.F. Goodrich Co.                                           1,189          34
Boeing Co.                                                  8,292         354
General Dynamics Corp.                                      1,922         180
Honeywell International, Inc.                               8,454         292
Lockheed Martin Corp.                                       4,425         211
Northrop Grumman Corp.                                      1,830         182
Raytheon Co., Class B                                       4,086         132
Rockwell Collins, Inc.                                      1,769          57
United Technologies Corp.                                   5,121         442

                                                                        1,884

Airlines (0.1%):
Delta Air Lines, Inc.                                       1,264           8
Southwest Airlines Co.                                      7,817         111

                                                                          119

Aluminum (0.2%):
Alcoa, Inc.                                                 8,564         263
Apparel (0.1%):
Jones Apparel Group, Inc.                                   1,251          46
Liz Claiborne, Inc.                                         1,068          37
VF Corp.                                                    1,081          50

                                                                          133

Apparel/Footwear (0.2%):
Nike, Inc., Class B                                         2,562         184
Reebok International Ltd.                                     573          21

                                                                          205

Automotive (0.6%):
AutoNation, Inc. (b)                                        2,717          46
Ford Motor Co.                                             18,058         277
General Motors Corp.                                        5,539         263
Navistar International Corp. (b)                              674          30
PACCAR, Inc.                                                1,713          97

                                                                          713

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)

Security Description                                     Shares       Value

Automotive Parts (0.2%):
Dana Corp.                                                  1,464    $     30
Delphi Corp.                                                5,633          57
Eaton Corp.                                                 1,601          95
Genuine Parts Co.                                           1,732          62
Visteon Corp.                                               1,303          14

                                                                          258

Banks (6.9%):
AmSouth Bankcorp                                            3,476          77
Bank of America Corp.                                      20,137       1,622
Bank of New York Co., Inc.                                  7,669         223
Bank One Corp.                                             11,050         546
BB & T Corp.                                                5,405         186
Comerica, Inc.                                              1,726          89
Fifth Third Bancorp                                         5,539         297
First Horizon National Corp.                                1,225          54
Huntington Bancshares, Inc.                                 2,262          48
J.P. Morgan Chase & Co.                                    20,343         765
KeyCorp (d)                                                 4,156         123
M&T Bank Corp.                                              1,183         101
Marshall & Ilsley Corp.                                     2,212          81
Mellon Financial Corp.                                      4,237         126
National City Corp.                                         5,974         207
North Fork Bancorporation, Inc.                             1,493          55
Northern Trust Corp.                                        2,195          93
PNC Financial Services Group, Inc.                          2,749         146
Regions Financial Corp.                                     2,167          75
SouthTrust Corp.                                            3,238         101
State Street Corp.                                          3,300         161
SunTrust Banks, Inc.                                        2,782         189
Synovus Financial Corp.                                     2,968          71
U.S. Bancorp                                               18,980         487
Union Planters Corp.                                        1,853          52
Wachovia Corp.                                             12,970         593
Wells Fargo Co.                                            16,638         939
Zions Bancorporation                                          879          50

                                                                        7,557

Beverages (2.5%):
Anheuser-Busch Cos., Inc.                                   8,058         413
Brown-Forman Corp., Class B                                 1,199          56
Coca Cola Enterprises, Inc.                                 4,409         119
Coca-Cola Co.                                              23,942       1,211
Coors (Adolph) Co.                                            360          24
Pepsi Bottling Group, Inc.                                  2,542          74
PepsiCo, Inc.                                              16,800         915
                                                                        2,812

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Biotechnology (1.0%):
Amgen, Inc. (b)                                            12,696    $    715
Biogen, Inc. (b)                                            3,258         192
Chiron Corp. (b)                                            1,851          86
Genzyme Corp. (b)                                           2,216          97
MedImmune, Inc. (b)                                         2,412          58

                                                                        1,148

Brokerage Services (1.3%):
Charles Schwab Corp.                                       13,419         138
Lehman Brothers Holdings, Inc.                              2,717         199
Merrill Lynch & Co., Inc.                                   9,511         516
Morgan Stanley Dean Witter & Co.                           10,875         559

                                                                        1,412

Building Materials (0.3%):
American Standard Cos., Inc. (b)                              720          76
Centex Corp.                                                1,212          58
KB Home                                                       462          32
Masco Corp.                                                 4,338         122
Vulcan Materials Co.                                        1,005          46

                                                                          334

Chemicals -- General (1.3%):
Air Products & Chemicals, Inc.                              2,246         112
Ashland, Inc.                                                 681          33
Dow Chemical Co.                                            9,138         363
E.I. Du Pont de Nemours                                     9,890         424
Eastman Chemical Co.                                          771          33
Englehard Corp.                                             1,235          36
Great Lakes Chemical Corp.                                    502          13
Hercules, Inc. (b)                                          1,087          12
Monsanto Co.                                                2,641          91
PPG Industries, Inc.                                        1,704         101
Praxair, Inc.                                               3,199         117
Rohm & Haas Co.                                             2,203          85
Sigma-Aldrich Corp.                                           693          39

                                                                        1,459

Commercial Services (0.6%):
Cendant Corp.                                               9,924         235
Cintas Corp.                                                1,695          76
Convergys Corp. (b)                                         1,435          21
Ecolab, Inc.                                                2,551          76
Moody's Corp.                                               1,427          92
Paychex, Inc.                                               3,765         140

                                                                          640

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Computers & Peripherals (4.9%):
Apple Computer, Inc. (b)                                    3,706    $     95
Cisco Systems, Inc. (b)                                    68,475       1,429
Computer Sciences Corp. (b)                                 1,829          75
Dell Computer Corp. (b)                                    25,054         870
Electronic Data Systems Corp.                               4,719          86
EMC Corp. (b)                                              23,885         267
Gateway, Inc. (b)                                           3,767          18
Hewlett-Packard Co.                                        30,036         592
International Business Machines Corp.                      16,791       1,480
Lexmark International Group, Inc. (b)                       1,264         114
NCR Corp. (b)                                                 935          42
Network Appliance, Inc. (b)                                 3,468          65
Sun Microsystems, Inc. (b)                                 33,220         130
Symbol Technologies, Inc.                                   2,300          28
Unisys Corp. (b)                                            3,300          43

                                                                        5,334

Construction (0.0%):
Fluor Corp.                                                   812          31

Consumer Products (1.7%):
Clorox Co.                                                  2,059         107
Colgate-Palmolive Co.                                       5,232         303
Fortune Brands, Inc.                                        1,362         104
Newell Rubbermaid, Inc.                                     2,764          65
Procter & Gamble Co.                                       12,670       1,339

                                                                        1,918

Containers & Packaging (0.1%):
Ball Corp.                                                    559          37
Bemis, Inc.                                                 1,054          28
Pactiv Corp. (b)                                            1,537          35
Sealed Air Corp. (b)                                          826          41

                                                                          141

Cosmetics & Toiletries (0.9%):
Alberto Culver Co.                                            885          42
Avon Products, Inc.                                         2,308         194
Gillette Co.                                                9,849         403
International Flavor & Fragrance, Inc.                        918          33
Kimberly-Clark Corp.                                        4,932         323

                                                                          995

Distribution/Wholesale (0.2%):
Costco Wholesale Corp. (b)                                  4,491         168

E-Commerce & Services (0.0%):
Monster Worldwide, Inc. (b)                                 1,096          28

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Electrical Equipment (0.3%):
Emerson Electric Co.                                        4,190    $    253
W.W. Grainger, Inc.                                           903          47

                                                                          300

Electronic & Electrical -- General (2.7%):
General Electric Co.                                      100,309       3,004

Electronics (0.5%):
American Power Conversion Corp.                             1,957          37
Applied Biosystems Group                                    2,013          37
JDS Uniphase Corp. (b)                                     14,419          44
Johnson Controls, Inc.                                      1,877         103
Millipore Corp. (b)                                           479          25
Molex, Inc.                                                 1,891          56
Parker-Hannifin Corp.                                       1,168          65
PerkinElmer, Inc.                                           1,266          24
Power-One, Inc. (b)                                           815           7
Sanmina Corp. (b)                                           5,202          52
Solectron Corp. (b)                                         8,176          40
Tektronix, Inc.                                               816          24
Thermo Electron Corp. (b)                                   1,635          48
Thomas & Betts Corp.                                          576          14

                                                                          576

Entertainment (0.6%):
Brunswick Corp.                                               923          38
International Game Technology                               3,408         129
Walt Disney Co.                                            20,169         464

                                                                          631

Environmental Control (0.2%):
Allied Waste Industries, Inc. (b)                           3,156          40
Waste Management, Inc.                                      5,697         162

                                                                          202

Financial & Insurance (0.1%):
AMBAC Financial Group, Inc.                                 1,035          71
MBIA, Inc.                                                  1,417          84

                                                                          155

Financial Services (5.4%):
American Express Co.                                       12,498         612
Bear Stearns Cos., Inc.                                     1,030          83
Capital One Financial Corp.                                 2,253         148
Citigroup, Inc.                                            50,144       2,412
Countrywide Credit Industries, Inc.                         2,721         161
Deluxe Corp.                                                  494          20
E*TRADE Financial Corp. (b)                                 3,915          44
Equifax, Inc.                                               1,351          33
Fannie Mae                                                  9,596         660

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Federal Home Loan Mortgage Corp.                            6,831    $    399
Federated Investors, Inc., Class B                          1,077          32
Franklin Resources, Inc.                                    2,465         135
Goldman Sachs Group, Inc.                                   4,762         460
H&R Block, Inc.                                             1,760          79
Janus Capital Group, Inc.                                   2,403          37
MBNA Corp.                                                 12,658         309
Providian Financial Corp. (b)                               2,813          34
SLM Corp.                                                   4,421         169
T. Rowe Price Group, Inc.                                   1,252          64

                                                                        5,891

Food Distributors, Supermarkets
  & Wholesalers (0.5%):
Albertsons, Inc.                                            3,631          85
Kroger Co. (b)                                              7,236         127
Safeway, Inc. (b)                                           4,330          99
SUPERVALU, Inc.                                             1,316          41
Sysco Corp.                                                 6,421         245
Winn-Dixie Stores, Inc.                                     1,393          11

                                                                          608

Food Processing & Packaging (1.2%):
Archer Daniels Midland Co.                                  6,373         112
Campbell Soup Co.                                           4,071         112
ConAgra, Inc.                                               5,288         153
General Mills, Inc.                                         3,675         179
H.J. Heinz Co.                                              3,473         133
Hershey Foods Corp.                                         1,274         113
Kellogg Co.                                                 4,050         174
McCormick & Co., Inc.                                       1,352          46
Sara Lee Corp.                                              7,875         182
Wm. Wrigley Jr. Co.                                         2,215         137

                                                                        1,341

Forest Products -- Lumber & Paper (0.5%):
Boise Cascade Corp.                                           863          29
Georgia Pacific Corp.                                       2,491          87
International Paper Co.                                     4,727         190
Louisiana Pacific Corp.                                     1,048          25
MeadWestvaco Corp.                                          1,984          52
Temple-Inland, Inc.                                           537          33
Weyerhauser Co.                                             2,306         137

                                                                          553

Health Care (1.2%):
Anthem, Inc. (b)                                            1,357         120
HCA, Inc.                                                   4,884         198
Health Management Associates, Inc., Class A                 2,386          55
Humana, Inc. (b)                                            1,586          26
Manor Care, Inc.                                              874          28
McKesson HBOC, Inc.                                         2,857          94

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Medtronic, Inc.                                            12,208    $    617
Wellpoint Health Networks, Inc. (b)                         1,519         170

                                                                        1,308

Heavy Machinery (0.5%):
Caterpillar, Inc.                                           3,412         265
Deere & Co.                                                 2,404         164
Ingersoll-Rand Co.                                          1,721         111

                                                                          540

Homebuilders (0.1%):
Pulte Homes, Inc.                                           1,231          61

Hotels & Motels (0.2%):
Hilton Hotels Corp.                                         3,720          65
Marriott International, Inc., Class A                       2,287         107
Starwood Hotels & Resorts Worldwide, Inc.                   1,999          80

                                                                          252

Household Goods -- Appliances,
  Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.                                       1,891          43
Maytag Corp.                                                  781          22
Whirlpool Corp.                                               689          45

                                                                          110

Instruments -- Scientific (0.0%):
Waters Corp. (b)                                            1,175          51

Insurance -- Multi-Line (4.1%):
ACE Ltd.                                                    2,775         122
Aetna, Inc.                                                 1,517         126
Aflac, Inc.                                                 5,000         211
Allstate Corp.                                              6,876         315
American International Group, Inc.                         25,489       1,825
AON Corp.                                                   3,073          80
CIGNA Corp.                                                 1,376          89
Cincinnati Financial Corp.                                  1,657          68
Hartford Financial Services Group, Inc.                     2,827         173
Jefferson-Pilot Corp.                                       1,372          68
Lincoln National Corp.                                      1,734          78
Loews Corp.                                                 1,808         105
Marsh & McLennan Cos., Inc.                                 5,200         235
MetLife, Inc.                                               7,321         253
MGIC Investment Corp.                                         969          71
Principal Financial Group                                   3,122         110
Progressive Corp.                                           2,115         185
Prudential Financial, Inc.                                  5,185         228
Safeco Corp.                                                1,350          59
Torchmark Corp.                                             1,111          58
UnumProvident Corp.                                         2,844          44
XL Capital Ltd.                                             1,349         103

                                                                        4,606

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Insurance -- Property,
  Casualty, Health (0.4%):
Chubb Corp.                                                 1,842    $    127
St. Paul Cos., Inc.                                         6,528         266

                                                                          393

Internet Business Services (0.6%):
eBay, Inc. (b)                                              6,370         509
Symantec Corp. (b)                                          3,052         137

                                                                          646

Internet Service Provider (0.3%):
Yahoo, Inc. (b)                                             6,505         328

Leisure -- Recreation, Gaming (0.3%):
Carnival Corp.                                              6,181         264
Harrah's Entertainment, Inc.                                1,099          58

                                                                          322

Machine -- Diversified (0.1%):
Cummins Engine, Inc.                                          411          25
Dover Corp.                                                 2,025          80
Rockwell International Corp.                                1,852          61

                                                                          166

Manufacturing -- Capital Goods (0.3%):
Cooper Industries Ltd.                                        905          50
Illinois Tool Works, Inc.                                   3,039         262

                                                                          312

Manufacturing -- Miscellaneous (1.5%):
3M Co.                                                      7,667         664
Corning, Inc. (b)                                          13,338         147
Crane Co.                                                     585          18
Danaher Corp.                                               1,506         139
ITT Industries, Inc.                                          912          72
Pall Corp.                                                  1,235          29
Textron, Inc.                                               1,334          74
Tyco International Ltd.                                    19,625         539

                                                                        1,682

Media (1.4%):
Time Warner, Inc. (b)                                      45,126         758
Univision Communications, Inc. (b)                          3,156         107
Viacom, Inc., Class B                                      17,067         660

                                                                        1,525

Medical Services (0.7%):
Caremark Rx, Inc. (b)                                       4,385         148
Express Scripts, Inc. (b)                                     766          59
Medco Health Solutions, Inc. (b)                            2,631          93
Quest Diagnostics, Inc.                                     1,008          85

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Tenet Healthcare Corp. (b)                                  4,411    $     52
UnitedHealth Group, Inc.                                    6,076         374

                                                                          811

Medical Supplies (1.4%):
Bausch & Lomb, Inc.                                           522          33
Baxter International, Inc.                                  5,908         187
Becton Dickinson & Co.                                      2,475         125
Biomet, Inc.                                                2,517          99
Boston Scientific Corp. (b)                                 8,205         339
C.R. Bard, Inc.                                               516          55
Guidant Corp.                                               3,132         197
St. Jude Medical, Inc. (b)                                  1,719         131
Stryker Corp.                                               1,975         195
Zimmer Holdings, Inc. (b)                                   2,415         193

                                                                        1,554

Medical -- Information Systems (0.1%):
IMS Health, Inc.                                            2,351          59

Metals -- Fabrication (0.0%):
Worthington Industries, Inc.                                  850          15

Mining (0.1%):
Newmont Mining Corp.                                        4,125         154

Motorcycles (0.2%):
Harley-Davidson, Inc.                                       2,971         167

Newspapers (0.5%):
Gannett Co., Inc.                                           2,652         230
Knight-Ridder, Inc.                                           782          61
New York Times Co., Class A                                 1,462          67
Tribune Co.                                                 3,243         155

                                                                          513

Office Equipment & Supplies (0.4%):
Avery Dennison Corp.                                        1,062          68
Office Depot, Inc. (b)                                      3,022          53
Pitney Bowes, Inc.                                          2,300         101
Staples, Inc.                                               4,833         124
Xerox Corp. (b)                                             7,759         104

                                                                          450

Oil & Gas Exploration, Production & Services (0.9%):
Anadarko Petroleum Corp.                                    2,455         132
Apache Corp.                                                3,161         131
Burlington Resource, Inc.                                   1,927         130
Devon Energy Corp.                                          2,283         139
EOG Resources, Inc.                                         1,133          56
Kerr-McGee Corp.                                              992          49
Nabors Industries Ltd. (b)                                  1,426          63
Noble Corp. (b)                                             1,310          49

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Rowan Cos., Inc. (b)                                        1,025    $     23
Transocean, Inc. (b)                                        3,120          87
Unocal Corp.                                                2,525          91

                                                                          950

Oil Marketing & Refining (0.1%):
Sunoco, Inc.                                                  748          47
Valero Energy Corp.                                         1,250          80

                                                                          127

Oil -- Integrated Companies (4.0%):
Amerada Hess Corp.                                            876          62
ChevronTexaco Corp.                                        10,411         953
ConocoPhillips                                              6,582         469
Exxon Mobil Corp.                                          64,083       2,727
Marathon Oil Corp.                                          3,334         112
Occidental Petroleum Corp.                                  3,779         178

                                                                        4,501

Oilfield Services & Equipment (0.6%):
Baker Hughes, Inc.                                          3,227         118
BJ Services Co. (b)                                         1,535          68
Halliburton Co.                                             4,286         128
Schlumberger Ltd.                                           5,764         338

                                                                          652

Paint, Varnishes, Enamels (0.0%):
Sherwin-Williams Co.                                        1,437          55

Pharmaceuticals (8.1%):
Abbott Laboratories                                        15,566         685
Allergan, Inc.                                              1,298         114
AmerisourceBergen Corp.                                     1,100          64
Bristol-Myers Squibb Co.                                   19,090         479
Cardinal Health, Inc.                                       4,280         314
Eli Lilly & Co.                                            11,040         815
Forest Laboratories, Inc. (b)                               3,589         231
Johnson & Johnson                                          29,097       1,572
King Pharmaceuticals, Inc. (b)                              2,350          41
Merck & Co., Inc.                                          21,762       1,023
Mylan Laboratories, Inc.                                    2,640          60
Pfizer, Inc.                                               75,335       2,695
Schering-Plough Corp.                                      14,469         242
Watson Pharmaceuticals, Inc. (b)                            1,057          38
Wyeth                                                      13,083         498

                                                                        8,871

Photography (0.1%):
Eastman Kodak Co.                                           2,846          73

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Pipelines (0.2%):
El Paso Corp.                                               6,209    $     44
Kinder Morgan, Inc.                                         1,212          72
Williams Cos., Inc.                                         5,022          52

                                                                          168

Primary Metal & Mineral Production (0.1%):
Freeport-McMoRan Copper & Gold, Inc., Class B               1,694          52
Phelps Dodge Corp. (b)                                        908          59

                                                                          111

Publishing (0.2%):
Dow Jones & Co., Inc.                                         792          37
McGraw-Hill Cos., Inc.                                      1,859         147
Meredith Corp.                                                497          25
R.R. Donnelley & Sons Co.                                   2,115          62

                                                                          271

Radio & Television (0.8%):
Clear Channel Communications, Inc.                          5,988         248
Comcast Corp., Class A Special Shares (b)                  22,188         668

                                                                          916

Railroads (0.4%):
Burlington Northern/Santa Fe, Inc.                          3,658         120
CSX Corp.                                                   2,102          65
Norfolk Southern Corp.                                      3,857          92
Union Pacific Corp.                                         2,542         149

                                                                          426

Real Estate Investment Trusts (0.4%):
Apartment Investment & Management Co., Class A                930          26
Equity Office Properties Trust                              3,930          99
Equity Residential Properties Trust                         2,763          76
Plum Creek Timber Co., Inc.                                 1,797          53
ProLogis                                                    1,750          51
Simon Property Group, Inc.                                  2,007          97

                                                                          402

Restaurants (0.6%):
Darden Restaurants, Inc.                                    1,668          38
McDonald's Corp.                                           12,695         346
Starbucks Corp. (b)                                         3,923         152
Wendy's International, Inc.                                 1,128          44
Yum! Brands, Inc. (b)                                       2,920         113

                                                                          693

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Retail (2.7%):
Best Buy Co., Inc.                                          3,223    $    175
Dollar General Corp.                                        3,321          62
Target Corp.                                                8,976         389
Wal-Mart Stores, Inc.                                      42,088       2,399

                                                                        3,025

Retail -- Discount (0.1%):
Big Lots, Inc. (b)                                          1,136          16
Family Dollar Stores, Inc.                                  1,709          55

                                                                           71

Retail -- Department Stores (0.5%):
Dillard's, Inc., Class A                                      824          14
Federated Department Stores, Inc.                           1,804          88
J.C. Penney Co., Inc.                                       2,597          88
Kohl's Corp. (b)                                            3,363         141
May Department Stores Co.                                   2,818          87
Nordstrom, Inc.                                             1,352          48
Sears, Roebuck & Co.                                        2,221          89

                                                                          555

Retail -- Drug Stores (0.4%):
CVS Corp.                                                   3,873         150
Walgreen Co.                                               10,158         350

                                                                          500

Retail -- Specialty Stores (1.7%):
AutoZone, Inc. (b)                                            850          74
Bed Bath & Beyond, Inc. (b)                                 2,926         109
Circuit City Stores, Inc.                                   2,024          24
Gap, Inc.                                                   8,686         191
Home Depot, Inc.                                           22,054         775
Limited, Inc.                                               4,572          94
Lowe's Cos., Inc.                                           7,564         394
Radioshack Corp.                                            1,622          50
Tiffany & Co.                                               1,453          57
TJX Cos., Inc.                                              4,952         122
Toys "R" Us, Inc. (b)                                       2,069          32

                                                                        1,922

Rubber & Rubber Products (0.0%):
Cooper Tire & Rubber Co.                                      735          16
Goodyear Tire & Rubber Co. (b)                              1,760          15

                                                                           31

Savings & Loans (0.5%):
Charter One Financial, Inc.                                 2,192          73
Golden West Financial Corp.                                 1,488         156
Washington Mutual, Inc.                                     8,855         349

                                                                          578

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)                                      1,727    $    157

Semiconductors (3.3%):
Advanced Micro Devices, Inc. (b)                            3,424          49
Altera Corp. (b)                                            3,795          76
Analog Devices, Inc.                                        3,755         160
Applied Materials, Inc. (b)                                16,666         304
Applied Micro Circuits Corp. (b)                            3,089          14
Broadcom Corp. (b)                                          3,045         115
Intel Corp.                                                65,076       1,673
KLA-Tencor Corp. (b)                                        1,949          81
Linear Technology Corp.                                     3,103         111
LSI Logic Corp. (b)                                         3,830          28
Maxim Integrated Products, Inc.                             3,273         151
Micron Technology, Inc. (b)                                 5,857          80
National Semiconductor Corp. (b)                            1,765          72
Novellus Systems, Inc. (b)                                  1,517          44
NVIDIA Corp. (b)                                            1,575          32
PMC-Sierra, Inc. (b)                                        1,768          21
QLogic Corp. (b)                                              933          25
Teradyne, Inc. (b)                                          1,915          39
Texas Instruments, Inc.                                    17,285         434
Xilinx, Inc. (b)                                            3,495         118

                                                                        3,627

Software & Computer Services (4.6%):
Adobe Systems, Inc.                                         2,340          97
Affiliated Computer Services, Inc., Class A (b)             1,315          64
Autodesk, Inc.                                              1,095          37
Automatic Data Processing, Inc.                             5,814         255
BMC Software, Inc. (b)                                      2,241          39
Citrix Systems, Inc. (b)                                    1,575          30
Computer Associates International, Inc.                     5,663         152
Compuware Corp. (b)                                         3,786          29
Electronic Arts, Inc. (b)                                   2,919         148
First Data Corp.                                            8,642         392
Fiserv, Inc. (b)                                            1,932          71
Intuit, Inc. (b)                                            1,979          84
Mercury Interactive Corp. (b)                                 890          38
Microsoft Corp.                                           107,059       2,779
Novell, Inc. (b)                                            3,633          35
Oracle Corp. (b)                                           52,414         588
Parametric Technology Corp. (b)                             2,793          13
Peoplesoft, Inc. (b)                                        3,583          60
Siebel Systems, Inc. (b)                                    4,898          50
SunGard Data Systems, Inc. (b)                              2,813          73
VERITAS Software Corp. (b)                                  4,221         113

                                                                        5,147

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Staffing (0.0%):
Robert Half International, Inc. (b)                         1,708    $     47

Steel (0.1%):
Allegheny Technologies, Inc.                                  791           8
Nucor Corp.                                                   770          46
United States Steel Corp.                                   1,124          32

                                                                           86

Telecommunications (0.2%):
AT&T Corp.                                                  7,703         131
Citizens Communications Co. (b)                             2,801          37
Qwest Communications International, Inc. (b)               17,350          70

                                                                          238

Telecommunications -- Cellular (0.3%):
AT&T Wireless Services, Inc. (b)                           26,723         369

Telecommunications -- Equipment (1.3%):
ADC Telecommunications, Inc. (b)                            7,777          19
Agilent Technologies, Inc. (b)                              4,828         130
Andrew Corp. (b)                                            1,593          27
Avaya, Inc. (b)                                             4,174          57
Comverse Technology, Inc. (b)                               1,936          32
Jabil Circuit, Inc. (b)                                     1,979          52
Lucent Technologies, Inc. (b)                              40,707         137
Motorola, Inc.                                             23,236         425
QUALCOMM, Inc.                                              7,895         494
Scientific-Atlanta, Inc.                                    1,515          49
Tellabs, Inc. (b)                                           4,167          36

                                                                        1,458

Telecommunications -- Services & Equipment (0.0%):
CIENA Corp. (b)                                             4,703          19

Tobacco & Tobacco Products (1.1%):
Altria Group, Inc.                                         20,010       1,108
R.J. Reynolds Tobacco Holdings, Inc.                          837          54
UST, Inc.                                                   1,634          61

                                                                        1,223

Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.                                          759          45
Snap-on, Inc.                                                 576          19
Stanley Works                                                 786          33

                                                                           97

Toys (0.1%):
Hasbro, Inc.                                                1,717          32
Mattel, Inc.                                                4,244          72

                                                                          104

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Transportation Services (0.9%):
FedEx Corp.                                                 2,915    $    210
United Parcel Service, Inc.                                11,048         775

                                                                          985

Travel Services (0.0%):
Sabre Holdings Corp.                                        1,363          32

Trucking & Leasing (0.0%):
Ryder Systems, Inc.                                           654          24

Utilities -- Electric (2.3%):
AES Corp. (b)                                               6,209          54
Allegheny Energy, Inc. (b)                                  1,251          17
Ameren Corp.                                                1,793          78
American Electric Power Co.                                 3,887         118
Calpine Corp. (b)                                           3,988          17
CenterPoint Energy, Inc.                                    2,990          32
Cinergy Corp.                                               1,762          67
CMS Energy Corp. (b)                                        1,581          13
Consolidated Edison Co. of New York, Inc.                   2,242          92
Constellation Energy Group, Inc.                            1,654          64
Dominion Resources, Inc.                                    3,210         205
DTE Energy Co.                                              1,691          66
Duke Energy Corp.                                           8,919         188
Dynergy, Inc. (b)                                           3,752          15
Edison International                                        3,192          75
Entergy Corp.                                               2,257         123
Exelon Corp.                                                3,255         218
FirstEnergy Corp.                                           3,245         127
FPL Group, Inc.                                             1,821         116
NiSource, Inc.                                              2,553          51
PG&E Corp. (b)                                              4,160         114
Pinnacle West Capital Corp.                                   898          35
PPL Corp.                                                   1,749          75
Progress Energy, Inc.                                       2,423         104
Public Service Enterprise Group                             2,329         100
Southern Co.                                                7,289         210
TECO Energy, Inc.                                           1,874          24
TXU Corp.                                                   3,136         107
Xcel Energy, Inc.                                           3,935          66

                                                                        2,571

Utilities -- Natural Gas (0.1%):
KeySpan Corp.                                               1,567          57
NICOR, Inc.                                                   436          15
Peoples Energy Corp.                                          374          16
Sempra Energy                                               2,296          72

                                                                          160

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Utilities -- Telecommunications (2.5%):
Alltel Corp.                                                3,040    $    153
BellSouth Corp.                                            18,057         466
CenturyTel, Inc.                                            1,427          41
SBC Communications, Inc.                                   32,269         803
Sprint FON Group                                           14,088         252
Verizon Communications                                     27,106       1,024

                                                                        2,739

Wireless Communications (0.2%):
Nextel Communications, Inc., Class A (b)                   10,877         260

Total Common Stocks (Cost $47,291)                                    101,293


U.S. Treasury Obligations (2.0%)

U.S. Treasury Bills (2.0%):
0.91%, 6/17/04 (c)                                       $  2,200       2,197

Total U.S. Treasury Obligations (Cost $2,197)                           2,197

Total Investments (Cost $57,173) (e) -- 100.0%                        111,175

Other assets in excess of liabilities -- 0.0%                               6

NET ASSETS -- 100.0%                                                 $111,181


                                                          Number of
Security Description                                      Contracts     Value

Futures Contracts
S & P 500 Index, expiring June 18, 2004                        38     $10,508

Total Futures (Cost $10,543)                                          $10,508

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Growth Fund                                                    April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (1.9%)
General Electric Capital Corp., 1.02%, 5/3/04            $  6,254    $  6,254

Total Commercial Paper (Cost $6,254)                                    6,254

Common Stocks (98.2%)
Aerospace/Defense (2.5%):
Boeing Co.                                                110,400       4,712
United Technologies Corp.                                  38,900       3,356

                                                                        8,068

Automotive Parts (0.4%):
Eaton Corp.                                                22,000       1,306

Banks (1.9%):
U.S. Bancorp                                               93,000       2,385
Wachovia Corp.                                             86,800       3,971

                                                                        6,356

Beverages (5.7%):
Anheuser-Busch Cos., Inc.                                  90,100       4,617
Coca-Cola Co.                                             145,200       7,342
PepsiCo, Inc.                                             121,300       6,610

                                                                       18,569

Biotechnology (2.5%):
Amgen, Inc. (b)                                           147,800       8,317

Chemicals -- General (2.1%):
E.I. Du Pont de Nemours                                   122,800       5,274
Praxair, Inc.                                              43,800       1,601

                                                                        6,875

Computers & Peripherals (8.8%):
Cisco Systems, Inc. (b)                                   496,600      10,364
Dell Computer Corp. (b)                                   203,000       7,046
International Business Machines Corp.                     129,500      11,418

                                                                       28,828

Consumer Products (2.7%):
Colgate-Palmolive Co.                                      30,300       1,754
Procter & Gamble Co.                                       67,000       7,085

                                                                        8,839

Cosmetics & Toiletries (1.4%):
Avon Products, Inc.                                        53,500       4,494

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Growth Fund                                                    April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Electrical Equipment (1.8%):
Emerson Electric Co.                                       95,900    $  5,775

Electronic & Electrical -- General (4.8%):
General Electric Co.                                      522,000      15,634

Financial Services (5.1%):
American Express Co.                                      138,000       6,755
Citigroup, Inc.                                            68,400       3,289
Fannie Mae                                                 34,200       2,350
Goldman Sachs Group, Inc.                                  45,000       4,343

                                                                       16,737

Food Processing & Packaging (0.3%):
Wm. Wrigley Jr. Co.                                        14,700         907

Forest Products -- Lumber & Paper (0.5%):
International Paper Co.                                    42,500       1,714

Health Care (1.8%):
Medtronic, Inc.                                           115,800       5,843

Insurance -- Multi-Line (2.0%):
American International Group, Inc.                         70,700       5,065
Marsh & McLennan Cos., Inc.                                36,200       1,633

                                                                        6,698

Manufacturing -- Miscellaneous (2.0%):
3M Co.                                                     75,900       6,564

Media (1.4%):
Viacom, Inc., Class B                                     119,900       4,634

Medical Supplies (1.3%):
Becton Dickinson & Co.                                     33,900       1,714
Zimmer Holdings, Inc. (b)                                  33,900       2,707

                                                                        4,421

Office Equipment & Supplies (1.3%):
Pitney Bowes, Inc.                                         23,800       1,041
Staples, Inc.                                             126,300       3,254

                                                                        4,295

Oilfield Services & Equipment (2.2%):
Schlumberger Ltd.                                         123,100       7,205

Pharmaceuticals (15.9%):
Abbott Laboratories                                       147,800       6,505
Bristol-Myers Squibb Co.                                   63,300       1,589
Cardinal Health, Inc.                                      55,000       4,029

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Growth Fund                                                    April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Eli Lilly & Co.                                            77,201    $  5,698
Forest Laboratories, Inc. (b)                              24,000       1,548
Gilead Sciences, Inc. (b)                                  18,100       1,101
Johnson & Johnson                                         190,000      10,265
Pfizer, Inc.                                              440,900      15,766
Wyeth                                                     148,400       5,650

                                                                       52,151

Radio & Television (1.0%):
Clear Channel Communications, Inc.                         77,000       3,195

Restaurants (1.3%):
McDonald's Corp.                                          156,900       4,272

Retail (2.7%):
Wal-Mart Stores, Inc.                                     156,600       8,926

Retail -- Department Stores (1.3%):
Kohl's Corp. (b)                                           98,700       4,125

Retail -- Drug Stores (1.2%):
Walgreen Co.                                              116,900       4,031

Retail -- Specialty Stores (1.0%):
Home Depot, Inc.                                           91,900       3,234

Semiconductors (6.9%):
Altera Corp. (b)                                           57,600       1,153
Analog Devices, Inc.                                       63,500       2,705
Intel Corp.                                               480,200      12,356
Maxim Integrated Products, Inc.                            23,100       1,062
Texas Instruments, Inc.                                   134,100       3,366
Xilinx, Inc. (b)                                           56,200       1,890

                                                                       22,532

Software & Computer Services (9.5%):
Affiliated Computer Services, Inc., Class A (b)            51,800       2,512
First Data Corp.                                          166,400       7,553
Microsoft Corp.                                           625,300      16,239
Oracle Corp. (b)                                          415,900       4,666

                                                                       30,970

Telecommunications -- Equipment (0.5%):
QUALCOMM, Inc.                                             28,000       1,749

Transportation Services (1.6%):
United Parcel Service, Inc.                                73,700       5,170

Utilities -- Telecommunications (1.8%):
Verizon Communications                                    160,300       6,050

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Growth Fund                                                    April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Wireless Communications (1.0%):
Nextel Communications, Inc., Class A (b)                  136,400    $  3,255

Total Common Stocks (Cost $276,396)                                   321,739

Total Investments (Cost $282,650) (a) -- 100.1%                       327,993

Liabilities in excess of other assets -- (0.1)%                         (398)

NET ASSETS -- 100.0%                                                 $327,595



Notes to Schedules of Investments

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

                                    Gross           Gross             Net
                                 Unrealized      Unrealized       Unrealized
                                Appreciation    Depreciation     Appreciation

Value Fund                        $ 36,516        $ (5,091)        $31,425
Diversified Stock Fund             141,127         (63,991)         77,136
Growth Fund                         59,647         (14,304)         45,343


(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) Investment in affiliate.

(e) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $16,565. Cost for federal income tax purposes differs from value by net unrealized appreciation of $37,402, which is composed of $56,366 appreciation and $18,964 depreciation at April 30, 2004.

ADR -- American Depositary Receipts

    See notes to schedules of investments and notes to financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2004

(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                                        Diversified    Stock
                                                             Value       Stock         Index       Growth
                                                             Fund        Fund          Fund        Fund

ASSETS:
Investments, at value (Cost $197,345;
   $1,560,827; $57,173; $282,650)                           $228,770    $1,637,963     $111,175    $327,993
Cash                                                              50            50           50          50
Collateral received for securities on loan                    62,009       368,312           --      49,074
Interest and dividends receivable                                246         1,378          113         291
Receivable for capital shares issued                              --           492           --          --
Receivable from brokers for investments sold                   2,433        42,553          137          --
Receivable from affiliates                                         3             4            3           4
Prepaid expenses and other assets                                 24            35           13          28

         Total Assets                                        293,535     2,050,787      111,491     377,440

LIABILITIES:
Payable to brokers for investments purchased                     628        16,293           89         437
Payable for capital shares redeemed                               --            41           --          --
Net payable for variation margin on futures contracts             --            --           76          --
Payable for return of collateral received                     62,009       368,312           --      49,074
Accrued expenses and other payables:
     Investment advisory fees                                    147           863           24         206
     Administration fees                                           3            23           --           4
     Custodian fees                                               10            31           31           9
     Accounting fees                                               2            --<F1>       21          --<F1>
     Transfer agent fees                                          26           289           46          33
     Shareholder service fees -- Class A Shares                   47           292           12          68
     Shareholder service fees -- Class R Shares                   --            --            4          --
     12b-1 fees -- Class C Shares                                 --<F1>        30           --          --<F1>
     12b-1 fees -- Class R Shares                                  4            90           --           2
     Other                                                         3            43            7          12

         Total Liabilities                                    62,879       386,307          310      49,845

NET ASSETS:
Capital                                                      248,627     1,631,301      143,763     356,860
Accumulated net investment income                                183           639           71         (92)
Net unrealized appreciation from investments and futures      31,425        77,136       53,967      45,343
Accumulated net realized losses from
   investment transactions and futures                       (49,579)      (44,596)     (86,620)    (74,516)

         Net Assets                                         $230,656    $1,664,480     $111,181    $327,595

Net Assets
     Class A Shares                                         $222,091    $1,403,076     $ 92,108    $322,032
     Class C Shares                                              242        43,435           --         112
     Class R Shares                                            8,323       217,969       19,073       5,451

         Total                                              $230,656    $1,664,480     $111,181    $327,595

Outstanding units of beneficial interest (shares)
     Class A Shares                                           18,488        95,848        5,605      19,544
     Class C Shares                                               20         2,988           --           7
     Class R Shares                                              694        15,000        1,162         335

         Total                                                19,202       113,836        6,767      19,886

Net asset value
     Redemption price per share -- Class A Shares           $  12.01    $    14.64     $  16.43    $  16.48
     Offering and redemption price per share --
       Class C Shares <F2>                                  $  11.99    $    14.54           --    $  16.37
     Offering and redemption price per share --
       Class R Shares                                       $  12.00    $    14.53     $  16.41    $  16.29

Maximum sales charge -- Class A Shares                          5.75%         5.75%        5.75%       5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset
   value adjusted to nearest cent) -- Class A Shares        $  12.74    $    15.53     $  17.43    $  17.49


<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2004

(Amounts in Thousands)                                            (Unaudited)

                                                               Diversified    Stock
                                                  Value        Stock          Index       Growth
                                                   Fund        Fund           Fund        Fund

Investment Income:
Interest income                                   $    38      $    371       $   68      $   17
Dividend income                                     2,253        12,830          837       2,114
Income from securities lending                         15            73           --          12

     Total Income                                   2,306        13,274          905       2,143

Expenses:
Investment advisory fees                              904         4,820          238       1,267
Administration fees                                   148           945           70         207
Shareholder service fees -- Class A Shares            289         1,619           24         415
Shareholder service fees -- Class R Shares             --            --           25          --
12b-1 fees -- Class C Shares                            1           128           --          --<F1>
12b-1 fees -- Class R Shares                           23           550           --          15
Accounting fees                                        45            47           60          45
Custodian fees                                         29           152           47          38
Legal and audit fees                                   16            97            7          22
Trustees' fees and expenses                             6            36            3           8
Transfer agent fees                                    42           559           83          63
Registration and filing fees                           15            30           17          16
Printing fees                                           4            41            5           3
Other                                                  10            37           16          10

     Total Expenses                                 1,532         9,061          595       2,109

Expenses reduced by administrator                      --            --          (70)         --

     Expenses before reimbursement
       from administrator                           1,532         9,061          525       2,109
     Expenses reimbursed by administrator             (20)          (23)         (85)        (29)

     Net Expenses                                   1,512         9,038          440       2,080

Net Investment Income                                 794         4,236          465          63

Realized/Unrealized Gains (Losses)
   from Investments and Futures:
Net realized gains from investment transactions    21,902       121,116          395       6,216
Net realized gains from futures transactions           --            --        1,172          --
Net change in unrealized appreciation/
   depreciation from investment
   transactions and futures                        (8,980)      (37,189)       4,411       1,869

Net realized/unrealized gains
   from investments and futures                    12,922        83,927        5,978       8,085

Change in net assets resulting
   from operations                                $13,716      $ 88,163       $6,443      $8,148


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets

(Amounts in Thousands)

                                                       Value                Diversified Stock
                                                        Fund                      Fund

                                                   Six                       Six
                                                  Months      Year          Months        Year
                                                  Ended       Ended         Ended         Ended
                                                 April 30,   October 31,   April 30,     October 31,
                                                  2004        2003          2004          2003

                                                 (Unaudited)              (Unaudited)

From Investment Activities:
Operations:
     Net investment income                       $    794    $   2,320    $    4,236    $    6,791
     Net realized gains (losses) from
       investment transactions                     21,902      (29,596)      121,116       (18,005)
     Net change in unrealized appreciation/
       depreciation from investments               (8,980)      66,011       (37,189)      262,219

Change in net assets resulting
   from operations                                 13,716       38,735        88,163       251,005

Distributions to Shareholders:
     From net investment income by class:
         Class A Shares                              (886)      (2,197)       (4,076)       (6,088)
         Class C Shares                                (1)          --<F1>       (29)          (17)
         Class R Shares                               (24)         (69)         (301)         (604)

Change in net assets from
   distributions to shareholders                     (911)      (2,266)       (4,406)       (6,709)

Capital Transactions:
     Proceeds from shares issued                    8,693       47,413       414,429       491,227
     Proceeds from shares
       exchanged from Class B                          --           --            --        37,579
     Dividends reinvested                             810        2,017         3,166         5,535
     Cost of shares exchanged to Class A               --           --            --       (37,579)
     Cost of shares redeemed                      (28,728)    (179,213)     (201,767)     (479,418)

Change in net assets from
   capital transactions                           (19,225)    (129,783)      215,828        17,344

Change in net assets                               (6,420)     (93,314)      299,585       261,640

Net Assets:
     Beginning of period                          237,076      330,390     1,364,895     1,103,255

     End of period                               $230,656    $ 237,076    $1,664,480    $1,364,895

Share Transactions:
     Issued                                           716        4,781        28,076        39,793
     Issued in connection with
       exchange from Class B                           --           --            --         3,340
     Reinvested                                        67          203           217           475
     Redeemed in connection with
       exchange to Class A                             --           --            --        (3,556)
     Redeemed                                      (2,366)     (18,433)      (13,931)      (41,752)

Change in Shares                                   (1,583)     (13,449)       14,362        (1,700)

Accumulated net investment income                $    183    $     300    $      639    $      809


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets

(Amounts in Thousands)

                                                  Stock Index                   Growth
                                                     Fund                        Fund

                                              Six                          Six
                                             Months        Year           Months        Year
                                             Ended         Ended          Ended         Ended
                                            April 30,     October 31,    April 30,     October 31,
                                              2004          2003           2004          2003

                                            (Unaudited)                  (Unaudited)

From Investment Activities:
Operations:
     Net investment income                  $    465      $   1,429      $     63       $    534
     Net realized gains (losses) from
       investment transactions                   395         (6,686)        6,216        (28,345)
     Net realized gains from
       futures transactions                    1,172          2,993            --             --
     Net change in unrealized
       appreciation/depreciation
       from investments and futures            4,411         20,005         1,869         67,862

Change in net assets resulting
   from operations                             6,443         17,741         8,148         40,051

Distributions to Shareholders:
     From net investment income by class:
         Class A Shares                         (431)        (1,506)         (232)          (451)
         Class C Shares                           --             --            --             --<F1>
         Class R Shares                          (69)          (187)           --             (6)

Change in net assets from
   distributions to shareholders                (500)        (1,693)         (232)          (457)

Capital Transactions:
     Proceeds from shares issued              11,569         34,926        10,949         75,232
     Dividends reinvested                        356          1,347           206            420
     Cost of shares redeemed                 (16,832)      (299,632)      (26,812)       (75,959)

Change in net assets from
   capital transactions                       (4,907)      (263,359)      (15,657)          (307)

Change in net assets                           1,036       (247,311)       (7,741)        39,287

Net Assets:
     Beginning of period                     110,145        357,456       335,336        296,049

     End of period                          $111,181      $ 110,145      $327,595       $335,336

Share Transactions:
     Issued                                      699          2,573           659          5,142
     Reinvested                                   22            101            12             30
     Redeemed                                 (1,022)       (22,841)       (1,609)        (5,277)

Change in Shares                                (301)       (20,167)         (938)          (105)

Accumulated net investment income           $     71      $     106      $    (92)      $     77


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period

                                                                   Value Fund

                                                                 Class A Shares

                                          Six
                                         Months        Year        Year        Year        Year        Year
                                         Ended        Ended       Ended       Ended       Ended       Ended
                                        April 30,    October 31, October 31, October 31, October 31, October 31,
                                          2004         2003        2002        2001        2000        1999

                                        (Unaudited)

Net Asset Value,
   Beginning of Period                  $  11.41      $   9.65   $  12.93    $  18.06    $  18.84    $  18.81

Investment Activities:
     Net investment income                  0.04          0.10       0.10        0.10        0.09        0.04
     Net realized and unrealized
       gain (loss) on investments           0.61          1.75      (2.04)      (2.58)       1.37        3.16

         Total from
           Investment Activities            0.65          1.85      (1.94)      (2.48)       1.46        3.20

Distributions
     Net investment income                 (0.05)        (0.09)     (0.09)      (0.09)      (0.09)      (0.04)
     Net realized gains                       --            --      (1.25)      (2.56)      (2.15)      (3.13)

         Total Distributions               (0.05)        (0.09)     (1.34)      (2.65)      (2.24)      (3.17)

Net Asset Value, End of Period          $  12.01      $  11.41   $   9.65    $  12.93    $  18.06    $  18.84

Total Return (excludes sales charge)        5.76%<F2>    19.23%    (17.21)%    (15.61)%      8.33%      20.02%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $222,091      $227,586   $319,613    $451,545    $564,111    $611,483
Ratio of expenses to
   average net assets                       1.25%<F3>     1.25%      1.17%       1.15%       1.19%       1.40%
Ratio of net investment income
   to average net assets                    0.67%<F3>     0.95%      0.84%       0.66%       0.49%       0.20%
Ratio of expenses to
   average net assets<F1>                   <F5>          <F5>       1.20%       1.21%       1.24%       1.45%
Ratio of net investment income
   to average net assets<F1>                <F5>          <F5>       0.81%       0.60%       0.44%       0.15%
Portfolio turnover <F4>                       50%           97%        40%         51%         34%         36%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                         Value Fund

                                                                       Class C Shares

                                                                    Six             March 1,
                                                                   Months            2003
                                                                   Ended             through
                                                                  April 30,         October 31,
                                                                   2004              2003<F2>

                                                                  (Unaudited)

Net Asset Value, Beginning of Period                              $11.40            $ 9.13

Investment Activities:
     Net investment income                                          0.02              0.06
     Net realized and unrealized gains on investments               0.60              2.27

         Total from Investment Activities                           0.62              2.33

Distributions
     Net investment income                                         (0.03)            (0.06)
     Net realized gains                                               --                --

         Total Distributions                                       (0.03)            (0.06)

Net Asset Value, End of Period                                    $11.99            $11.40

Total Return (excludes contingent deferred sales charge)            5.45%<F3>        25.65%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                                 $  242            $   92
Ratio of expenses to average net assets <F5>                        1.75%<F4>         1.72%<F4>
Ratio of net investment income to average net assets <F5>           0.17%<F4>         0.32%<F4>
Ratio of expenses to average net assets<F1>                         4.49%<F4>         3.74%<F4>
Ratio of net investment income (loss) to average net assets<F1>    (2.57)%<F4>       (1.70)%<F4>
Portfolio turnover <F6>                                               50%               97%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2003, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expense of Class C Shares of the Fund do not exceed 2.00% until at least February 28, 2014.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period

                                                                     Value Fund

                                                                   Class R Shares

                                                Six                                                December 15,
                                               Months           Year        Year         Year        1999
                                                Ended          Ended       Ended        Ended        through
                                              April 30,      October 31, October 31,  October 31,  October 31,
                                                2004           2003        2002         2001         2000<F2>

                                              (Unaudited)

Net Asset Value, Beginning of Period           $11.39        $ 9.64     $ 12.93      $ 18.06      $16.73

Investment Activities:
     Net investment income                       0.02          0.06        0.06         0.05        0.04
     Net realized and unrealized
       gains (losses) on investments             0.62          1.76       (2.04)       (2.57)       1.35

         Total from Investment Activities        0.64          1.82       (1.98)       (2.52)       1.39

Distributions
     Net investment income                      (0.03)        (0.07)      (0.06)       (0.05)      (0.06)
     Net realized gains                            --            --       (1.25)       (2.56)         --

         Total Distributions                    (0.03)        (0.07)      (1.31)       (2.61)      (0.06)

Net Asset Value, End of Period                 $12.00        $11.39     $  9.64      $ 12.93      $18.06

Total Return                                     5.63%<F3>    19.00%     (17.50)%     (15.87)%      8.34%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $8,323        $9,398     $10,777      $ 4,981      $2,923
Ratio of expenses to average net assets          1.50%<F4>     1.50%       1.50%        1.49%       1.44%<F4>
Ratio of net investment income
   to average net assets                         0.42%<F4>     0.70%       0.57%        0.32%       0.14%<F4>
Ratio of expenses to average net assets<F1>      1.88%<F4>     1.89%       1.91%        1.89%       2.27%<F4>
Ratio of net investment income (loss)
   to average net assets<F1>                     0.04%<F4>     0.31%       0.16%       (0.08)%     (0.69)%<F4>
Portfolio turnover <F5>                            50%           97%         40%          51%         34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period

                                                                     Diversified Stock Fund

                                                                         Class A Shares

                                          Six
                                         Months            Year          Year           Year           Year         Year
                                          Ended           Ended          Ended         Ended          Ended        Ended
                                        April 30,       October 31,    October 31,   October 31,    October 31,  October 31,
                                          2004             2003           2002          2001           2000         1999

                                        (Unaudited)

Net Asset Value,
   Beginning of Period                  $    13.74      $    10.94      $  13.56     $    17.85      $  17.96     $  18.85

Investment Activities:
     Net investment income                    0.04            0.08          0.05           0.04          0.03         0.06
     Net realized and unrealized
       gain (loss) on investments             0.91            2.80         (2.22)         (1.87)         2.71         2.92

         Total from
           Investment Activities              0.95            2.88         (2.17)         (1.83)         2.74         2.98

Distributions
     Net investment income                   (0.05)          (0.08)        (0.04)         (0.03)        (0.02)       (0.06)
     Net realized gains                         --              --         (0.41)         (2.43)        (2.83)       (3.81)

         Total Distributions                 (0.05)          (0.08)        (0.45)         (2.46)        (2.85)       (3.87)

Net Asset Value, End of Period          $    14.64      $    13.74      $  10.94     $    13.56      $  17.85     $  17.96

Total Return (excludes sales charge)          6.89%<F2>      26.48%       (16.76)%       (11.43)%       16.88%       19.39%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $1,403,076      $1,149,997      $905,116     $1,005,730      $993,383     $957,001
Ratio of expenses to
   average net assets                         1.10%<F3>       1.16%         1.12%          1.09%         1.10%        1.06%
Ratio of net investment income
   to average net assets                      0.62%<F3>       0.45%         0.39%          0.28%         0.19%        0.34%
Ratio of expenses to
   average net assets<F1>                     <F5>            <F5>          <F5>           1.11%         1.11%        1.10%
Ratio of net investment income
   to average net assets<F1>                  <F5>            <F5>          <F5>           0.26%         0.18%        0.30%
Portfolio turnover <F4>                         48%             95%           85%            88%           94%          83%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period

                                                              Diversified Stock Fund

                                                                  Class C Shares

                                                      Six                            March 1,
                                                     Months            Year           2002
                                                     Ended            Ended          through
                                                    April 30,       October 31,     October 31,
                                                      2004             2003           2002<F2>

                                                   (Unaudited)

Net Asset Value, Beginning of Period                $ 13.66         $ 10.90        $ 14.31

Investment Activities:
     Net investment income                             0.02            0.03             --<F3>
     Net realized and unrealized
       gain (loss) on investments                      0.88            2.77          (3.40)

         Total from Investment Activities              0.90            2.80          (3.40)

Distributions
     Net investment income                            (0.02)          (0.04)         (0.01)
     Net realized gains                                  --              --             --

         Total Distributions                          (0.02)          (0.04)         (0.01)

Net Asset Value, End of Period                      $ 14.54         $ 13.66        $ 10.90

Total Return (excludes contingent
   deferred sales charge)                              6.61%<F4>      25.71%        (23.76)%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                   $43,435         $11,068        $ 2,193
Ratio of expenses to average net assets <F6>           1.75%<F5>       1.75%          1.90%<F5>
Ratio of net investment income (loss)
   to average net assets <F6>                         (0.11)%<F5>      0.08%         (0.16)%<F5>
Ratio of expenses to average net assets<F1>            1.89%<F5>       2.13%          2.25%<F5>
Ratio of net investment loss
   to average net assets<F1>                          (0.25)%<F5>     (0.30)%        (0.51)%<F5>
Portfolio turnover <F7>                                  48%             95%            85%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Rounds to less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective March 1, 2002, the Adviser agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 1.90%, until at least February 28, 2006 and 2.00% until at least February 28, 2014.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period

                                                               Diversified Stock Fund

                                                                  Class R Shares

                                        Six                                                             March 26,
                                       Months         Year        Year         Year         Year         1999
                                       Ended         Ended        Ended       Ended         Ended        through
                                       April 30,   October 31,  October 31,  October 31,   October 31,  October 31,
                                        2004          2003         2002        2001          2000         1999<F2>

                                     (Unaudited)

Net Asset Value,
   Beginning of Period               $  13.64       $  10.86    $  13.51     $  17.83      $  17.95      $  17.14

Investment Activities:
     Net investment income (loss)        0.02           0.04       (0.01)       (0.02)        (0.01)        (0.01)
     Net realized and unrealized
       gain (loss) on investments        0.89           2.78       (2.23)       (1.87)         2.72          0.82

         Total from
           Investment Activities         0.91           2.82       (2.24)       (1.89)         2.71          0.81

Distributions
     Net investment income              (0.02)         (0.04)         --<F3>       --<F3>        --<F3>        --
     Net realized gains                    --             --       (0.41)       (2.43)        (2.83)           --

         Total Distributions            (0.02)         (0.04)      (0.41)       (2.43)        (2.83)           --

Net Asset Value, End of Period       $  14.53       $  13.64    $  10.86     $  13.51      $  17.83      $  17.95

Total Return                             6.67%<F4>     26.04%     (17.30)%     (11.81)%       16.65%         4.73%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)    $217,969       $203,830    $158,742     $140,794      $136,831      $106,592
Ratio of expenses to
   average net assets                    1.51%<F5>      1.57%       1.69%        1.51%         1.33%         1.35%<F5>
Ratio of net investment income
   (loss) to average net assets          0.22%<F5>      0.31%      (0.16)%      (0.14)%       (0.05)%       (0.07)%<F5>
Ratio of expenses to
   average net assets<F1>                1.52%<F5>      1.67%       <F7>         1.51%         1.35%         1.38%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>      0.21%<F5>      0.21%       <F7>        (0.14)%       (0.07)%       (0.10)%<F5>
Portfolio turnover <F6>                    48%            95%         85%          88%           94%           83%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Rounds to less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period

                                                                Stock Index Fund

                                                                 Class A Shares

                                         Six
                                        Months       Year       Year         Year        Year        Year
                                        Ended       Ended       Ended        Ended       Ended       Ended
                                       April 30,   October 31, October 31, October 31, October 31, October 31,
                                         2004        2003       2002         2001        2000        1999

                                       (Unaudited)

Net Asset Value,
   Beginning of Period                  $ 15.59      $ 13.12   $  17.10   $  23.72    $  23.46    $  21.03

Investment Activities:
     Net investment income                 0.07         0.13       0.14       0.14        0.21        0.28
     Net realized and unrealized
       gain (loss) on investments          0.85         2.49      (2.49)     (6.08)       1.05        4.47

         Total from
           Investment Activities           0.92         2.62      (2.35)     (5.94)       1.26        4.75

Distributions
     Net investment income                (0.08)       (0.15)     (0.14)     (0.14)      (0.22)      (0.29)
     Net realized gains                      --           --      (1.49)     (0.54)      (0.78)      (2.03)

         Total Distributions              (0.08)       (0.15)     (1.63)     (0.68)      (1.00)      (2.32)

Net Asset Value, End of Period          $ 16.43      $ 15.59   $  13.12   $  17.10    $  23.72    $  23.46

Total Return (excludes sales charge)       5.88%<F2>   20.11%    (15.75)%   (25.57)%      5.38%      24.91%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $92,108      $89,619   $338,588   $521,754    $854,203    $858,235
Ratio of expenses to
   average net assets                      0.72%<F3>    0.79%      0.66%      0.62%       0.59%       0.58%
Ratio of net investment income
   to average net assets                   0.86%<F3>    0.98%      0.90%      0.72%       0.87%       1.28%
Ratio of expenses to
   average net assets<F1>                  0.93%<F3>    0.96%      0.81%      0.84%       0.81%       0.81%
Ratio of net investment income
   to average net assets<F1>               0.65%<F3>    0.81%      0.75%      0.50%       0.65%       1.05%
Portfolio turnover <F4>                       1%          12%         8%        10%         11%          3%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period

                                                                    Stock Index Fund

                                                                      Class R Shares

                                         Six                                                            July 2,
                                       Months         Year          Year          Year       Year        1999
                                        Ended        Ended          Ended        Ended       Ended      through
                                       April 30,   October 31,     October 31,  October 31, October 31, October 31,
                                         2004         2003           2002         2001        2000       1999<F2>

                                      (Unaudited)

Net Asset Value,
   Beginning of Period                 $ 15.57       $ 13.12       $ 17.09     $ 23.72      $ 23.46      $23.96

Investment Activities:
     Net investment income                0.04          0.09          0.11        0.10         0.15        0.06
     Net realized and unrealized
       gain (loss) on investments         0.86          2.49         (2.49)      (6.09)        1.06       (0.50)

         Total from
           Investment Activities          0.90          2.58         (2.38)      (5.99)        1.21       (0.44)

Distributions
     Net investment income               (0.06)        (0.13)        (0.10)      (0.10)       (0.17)      (0.06)
     Net realized gains                     --            --         (1.49)      (0.54)       (0.78)         --

         Total Distributions             (0.06)        (0.13)        (1.59)      (0.64)       (0.95)      (0.06)

Net Asset Value, End of Period         $ 16.41       $ 15.57       $ 13.12     $ 17.09      $ 23.72      $23.46

Total Return                              5.75%<F3>    19.82%       (15.88)%    (25.79)%       5.17%      (1.83)%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)      $19,073       $20,526       $18,868     $24,831      $28,537      $9,382
Ratio of expenses to
   average net assets                     0.98%<F4>     0.98%         0.86%       0.84%        0.82%       0.80%<F4>
Ratio of net investment income
   to average net assets                  0.60%<F4>     0.71%         0.70%       0.50%        0.59%       0.85%<F4>
Ratio of expenses to
   average net assets<F1>                 1.53%<F4>     1.71%         1.58%       1.31%        1.18%       1.02%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>       0.05%<F4>    (0.02)%       (0.02)%      0.03%        0.23%       0.63%<F4>
Portfolio turnover <F5>                      1%           12%            8%         10%          11%          3%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period

                                                                       Growth Fund

                                                                      Class A Shares

                                        Six
                                       Months           Year         Year        Year        Year         Year
                                        Ended          Ended        Ended       Ended       Ended        Ended
                                       April 30,     October 31,  October 31,  October 31, October 31,  October 31,
                                        2004            2003         2002       2001         2000        1999

                                      (Unaudited)

Net Asset Value,
   Beginning of Period                $  16.11       $  14.15     $  17.00    $  24.83     $  24.71     $  21.62

Investment Activities:
     Net investment income (loss)           --<F2>       0.03         0.01       (0.04)       (0.09)       (0.04)
     Net realized and unrealized
       gain (loss) on investments         0.38           1.95        (2.77)      (6.45)        1.44         4.90

         Total from
           Investment Activities          0.38           1.98        (2.76)      (6.49)        1.35         4.86

Distributions
     Net investment income               (0.01)         (0.02)       (0.01)         --           --           --
     Net realized gains                     --             --        (0.08)      (1.34)       (1.23)       (1.77)

         Total Distributions             (0.01)         (0.02)       (0.09)      (1.34)       (1.23)       (1.77)

Net Asset Value, End of Period        $  16.48       $  16.11     $  14.15    $  17.00     $  24.83     $  24.71

Total Return (excludes sales charge)      2.37%<F3>     14.04%      (16.36)%    (27.47)%       5.52%       24.25%

Ratios/Supplemental Data:
Net Assets at end of period (000)     $322,032       $328,991     $288,983    $373,901     $400,813     $417,417
Ratio of expenses to
   average net assets                     1.23%<F4>      1.23%        1.21%       1.20%        1.22%        1.41%
Ratio of net investment income
   (loss) to average net assets           0.04%<F4>      0.18%        0.06%      (0.21)%      (0.33)%      (0.21)%
Ratio of expenses to
   average net assets<F1>                 <F6>           <F6>         1.23%       1.22%        1.25%        1.49%
Ratio of net investment income
   (loss) to average net assets<F1>       <F6>           <F6>         0.04%      (0.23)%      (0.36)%      (0.29)%
Portfolio turnover <F5>                     17%            36%          34%         50%          34%          33%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Rounds to less than $0.01 per share.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period

                                                                       Growth Fund

                                                                     Class C Shares

                                                                 Six              March 1,
                                                                Months              2003
                                                                Ended             through
                                                               April 30,         October 31,
                                                                 2004              2003<F3>

                                                              (Unaudited)

Net Asset Value, Beginning of Period                            $16.04            $13.38

Investment Activities:
     Net investment income (loss)                                (0.05)<F2>         0.01
     Net realized and unrealized gain (loss) on investments       0.38              2.67

         Total from Investment Activities                         0.33              2.68

Distributions
     Net investment income                                          --             (0.02)
     Net realized gains                                             --                --

         Total Distributions                                        --             (0.02)

Net Asset Value, End of Period                                  $16.37            $16.04

Total Return (excludes contingent deferred sales charge)          2.06%<F4>        20.07%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                               $  112            $   26
Ratio of expenses to average net assets                           1.85%<F5>         1.85%<F5>
Ratio of net investment income (loss) to average net assets      (0.64)%<F5>       (0.43)%<F5>
Ratio of expenses to average net assets<F1>                      10.12%<F5>         6.08%<F5>
Ratio of net investment loss to average net assets<F1>           (8.91)%<F5>       (4.66)%<F5>
Portfolio turnover <F6>                                             17%               36%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                  Growth Fund

                                                                 Class R Shares

                                             Six                                             December 15,
                                            Months       Year         Year          Year        1999
                                            Ended        Ended       Ended         Ended        through
                                           April 30,   October 31,  October 31,   October 31,  October 31,
                                             2004         2003        2002         2001         2000<F2>

                                         (Unaudited)

Net Asset Value, Beginning of Period        $15.93        $13.99      $ 16.88      $ 24.77       $24.53

Investment Activities:
     Net investment income (loss)            (0.04)        (0.03)       (0.04)       (0.09)       (0.09)
     Net realized and unrealized
       gain (loss) on investments             0.40          1.98        (2.77)       (6.46)        0.33

         Total from Investment Activities     0.36          1.95        (2.81)       (6.55)        0.24

Distributions
     Net investment income                      --         (0.01)          --           --           --
     Net realized gains                         --            --        (0.08)       (1.34)          --

         Total Distributions                    --         (0.01)       (0.08)       (1.34)          --

Net Asset Value, End of Period              $16.29        $15.93      $ 13.99      $ 16.88       $24.77

Total Return                                  2.26%<F3>    13.98%      (16.77)%     (27.80)%       0.98%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)           $5,451        $6,319      $ 7,066      $ 7,207       $8,595
Ratio of expenses to average net assets       1.52%<F4>     1.50%        1.50%        1.48%        1.45%<F4>
Ratio of net investment income (loss)
   to average net assets                     (0.23)%<F4>   (0.06)%      (0.22)%      (0.49)%      (0.63)%<F4>
Ratio of expenses to average net assets<F1>   2.43%<F4>     2.29%        2.47%        1.94%        1.76%<F4>
Ratio of net investment loss
   to average net assets<F1>                 (1.14)%<F4>   (0.85)%      (1.19)%      (0.95)%      (0.94)%<F4>
Portfolio turnover <F5>                         17%           36%          34%          50%          34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Established Value Fund                                         April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (0.9%)

General Electric Capital Corp., 1.02%, 5/3/04            $  2,998    $  2,998
Total Commercial Paper (Cost $2,998)                                    2,998


Common Stocks (99.1%)

Aerospace/Defense (1.1%):
General Dynamics Corp.                                     36,000       3,370

Apparel (2.1%):
Jones Apparel Group, Inc.                                 120,000       4,392
Liz Claiborne, Inc.                                        68,000       2,387
                                                                        6,779

Automotive Parts (3.0%):
American Axle & Manufacturing Holdings, Inc. (b)           69,000       2,654
BorgWarner, Inc.                                           52,000       4,261
Eaton Corp.                                                45,400       2,696

                                                                        9,611

Banks (4.4%):
Cullen/Frost Bankers, Inc.                                104,900       4,543
First Horizon National Corp.                              100,000       4,396
Hibernia Corp., Class A                                   151,000       3,290
Mercantile Bankshares Corp.                                36,600       1,571

                                                                       13,800

Brokerage Services (1.0%):
Lehman Brothers Holdings, Inc.                             41,885       3,074

Building Materials (1.2%):
Lafarge North America, Inc.                                87,000       3,850

Chemicals -- General (2.7%):
Englehard Corp.                                           187,000       5,431
PPG Industries, Inc.                                       52,000       3,084

                                                                        8,515

Chemicals -- Specialty (1.2%):
Lubrizol Corp.                                            116,000       3,689

Coal (0.6%):
Peabody Energy Corp.                                       41,000       1,922

Commercial Services (0.5%):
ARAMARK Corp., Class B                                     60,000       1,716

Computers & Peripherals (2.5%):
Computer Sciences Corp. (b)                                70,000       2,864
Lexmark International Group, Inc. (b)                      54,000       4,885

                                                                        7,749

Consumer Products (0.5%):
Fortune Brands, Inc.                                       22,600       1,723

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                         April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Containers & Packaging (0.9%):
Pactiv Corp. (b)                                          124,800    $  2,864

Electronics (3.5%):
Johnson Controls, Inc.                                     68,200       3,741
Sanmina Corp. (b)                                         185,000       1,854
Thermo Electron Corp. (b)                                 185,000       5,402

                                                                       10,997

Financial & Insurance (2.0%):
AMBAC Financial Group, Inc.                                46,000       3,174
PMI Group, Inc.                                            74,000       3,184

                                                                        6,358

Financial Services (0.5%):
Citigroup, Inc.                                            36,000       1,731

Food Distributors, Supermarkets & Wholesalers (2.2%):
Safeway, Inc. (b)                                         109,000       2,502
SUPERVALU, Inc.                                           140,000       4,310
                                                                        6,812

Food Processing & Packaging (3.8%):
Archer Daniels Midland Co.                                207,000       3,636
ConAgra, Inc.                                              61,000       1,762
H.J. Heinz Co.                                             92,000       3,513
Tyson Foods, Inc., Class A                                161,000       3,017

                                                                       11,928

Health Care (3.0%):
Manor Care, Inc.                                          123,000       3,990
Oxford Health Plans, Inc.                                  28,500       1,552
Wellpoint Health Networks, Inc. (b)                        36,000       4,021

                                                                        9,563

Heavy Machinery (0.5%):
Ingersoll-Rand Co.                                         25,000       1,614

Homebuilders (0.9%):
Pulte Homes, Inc.                                          57,000       2,803

Insurance -- Multi-Line (8.2%):
ACE Ltd.                                                   62,000       2,718
Hartford Financial Services Group, Inc.                    68,000       4,154
Jefferson-Pilot Corp.                                      52,800       2,618
Old Republic International Corp.                          170,500       3,960
PartnerRe Ltd.                                             52,000       2,980
RenaissanceRe Holdings Ltd.                                51,000       2,687
Transatlantic Holdings, Inc.                               42,000       3,759
XL Capital Ltd.                                            41,000       3,130

                                                                       26,006

Internet Business Services (0.9%):
Earthlink, Inc. (b)                                       298,000       2,745

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                         April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                      Shares       Value

Manufacturing -- Miscellaneous (2.6%):
ITT Industries, Inc.                                       45,000    $  3,568
Textron, Inc.                                              85,800       4,734

                                                                        8,302

Media (2.2%):
Hearst-Argyle Television, Inc.                            121,000       3,176
Media General, Inc., Class A                               51,304       3,688

                                                                        6,864

Medical Services (1.4%):
Express Scripts, Inc. (b)                                  57,000       4,408

Medical Supplies (5.9%):
Bausch & Lomb, Inc.                                        80,300       5,045
Becton Dickinson & Co.                                    104,100       5,263
C.R. Bard, Inc.                                            34,000       3,613
Dade Behring Holdings, Inc. (b)                            54,000       2,484
Respironics, Inc. (b)                                      43,000       2,254

                                                                       18,659

Office Equipment & Supplies (0.9%):
Office Depot, Inc. (b)                                    167,000       2,924

Oil & Gas Exploration, Production & Services (2.8%):
Devon Energy Corp.                                         55,059       3,370
Newfield Exploration Co. (b)                               71,700       3,776
Pogo Producing Co.                                         36,000       1,776

                                                                        8,922

Oil Marketing & Refining (1.7%):
Valero Energy Corp.                                        85,000       5,420

Oil -- Integrated Companies (2.0%):
Occidental Petroleum Corp.                                132,777       6,267

Paint, Varnishes, Enamels (1.4%):
Sherwin-Williams Co.                                      117,000       4,452

Pharmaceuticals (1.3%):
King Pharmaceuticals, Inc. (b)                            138,000       2,381
Mylan Laboratories, Inc.                                   72,650       1,664

                                                                        4,045

Photography (0.7%):
Eastman Kodak Co.                                          80,000       2,063

Primary Metal & Mineral Production (1.1%):
Freeport-McMoRan Copper & Gold, Inc., Class B              39,000       1,190
Phelps Dodge Corp. (b)                                     33,000       2,172

                                                                        3,362

Publishing (0.5%):
R.R. Donnelley & Sons Co.                                  54,500       1,603

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                         April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Real Estate Investment Trusts (2.8%):
AMB Property Corp.                                         76,000    $  2,303
CBL & Associates Properties, Inc.                          45,000       2,261
Duke Realty Corp.                                          75,100       2,190
Equity Residential Properties Trust                        81,800       2,246

                                                                        9,000

Restaurants (2.4%):
Wendy's International, Inc.                                95,000       3,705
Yum! Brands, Inc. (b)                                      98,000       3,801

                                                                        7,506

Retail -- Apparel/Shoe (1.8%):
Abercrombie & Fitch Co.                                    98,800       3,107
Talbots, Inc.                                              78,000       2,726

                                                                        5,833

Retail -- Specialty Stores (1.4%):
Barnes & Noble, Inc. (b)                                  103,000       3,076
Blockbuster, Inc.                                          87,100       1,442

                                                                        4,518

Savings & Loans (0.5%):
Charter One Financial, Inc.                                44,715       1,492

Semiconductors (1.2%):
Emulex Corp. (b)                                           70,000       1,167
Fairchild Semiconductor International, Inc. (b)           131,500       2,560

                                                                        3,727

Software & Computer Services (6.4%):
BMC Software, Inc. (b)                                    238,000       4,117
First Data Corp.                                           99,700       4,526
Intuit, Inc. (b)                                           44,400       1,886
Reynolds & Reynolds Co., Class A                          100,800       2,879
Storage Technology Corp. (b)                              142,100       3,733
Sybase, Inc. (b)                                          177,000       3,027

                                                                       20,168

Telecommunications (0.9%):
PanAmSat Corp. (b)                                        118,000       2,723

Telecommunications -- Equipment (1.7%):
Harris Corp.                                              122,000       5,496

Telecommunications -- Services & Equipment (1.2%):
Amdocs Ltd. (b)                                           142,000       3,770

Tools & Hardware Manufacturing (1.0%):
Black & Decker Corp.                                       54,000       3,124

Transportation Services (0.5%):
CNF, Inc.                                                  47,000       1,718

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                         April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Utilities -- Electric (3.8%):
Energy East Corp.                                         151,100    $  3,558
Exelon Corp.                                               75,100       5,028
FPL Group, Inc.                                            27,400       1,743
Xcel Energy, Inc.                                          95,000       1,589

                                                                       11,918

Utilities -- Natural Gas (1.3%):
Sempra Energy                                             128,000       4,064

Utilities -- Telecommunications (0.5%):
CenturyTel, Inc.                                           55,000       1,588

Total Common Stocks (Cost $224,235)                                   313,155

Total Investments (Cost $227,233) (a) -- 100.0%                       316,153

Liabilities in excess of other assets -- 0.0%                            (50)

NET ASSETS -- 100.0%                                                 $316,103

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Special Value Fund                                             April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (9.7%)

General Electric Capital Corp., 1.02%, 5/3/04            $ 19,340    $ 19,340

Total Commercial Paper (Cost $19,340)                                  19,340


Common Stocks (84.9%)

Apparel (1.7%):
Jones Apparel Group, Inc.                                  90,881       3,326
Automotive Parts (3.1%):
BorgWarner, Inc.                                           25,866       2,119
Lear Corp.                                                 65,975       4,000

                                                                        6,119

Banks (6.5%):
Banknorth Group, Inc.                                      39,858       1,221
Colonial BancGroup, Inc.                                   90,443       1,558
Compass Bancshares, Inc.                                   99,015       3,798
Hibernia Corp., Class A                                   222,316       4,845
North Fork Bancorporation, Inc.                            41,912       1,556

                                                                       12,978

Chemicals (2.3%):
Crompton Corp.                                             83,124         517
Minerals Technologies, Inc.                                61,645       3,616
RPM International, Inc.                                    29,717         448

                                                                        4,581

Coal (0.3%):
Peabody Energy Corp.                                       14,312         671

Commercial Services (1.9%):
Plexus Corp. (b)                                          146,812       2,111
ServiceMaster Co.                                         139,840       1,696

                                                                        3,807

Electronic & Electrical -- General (1.8%):
Vishay Intertechnology, Inc. (b)                          211,090       3,673

Entertainment (0.4%):
Brunswick Corp.                                            18,595         764

Financial & Insurance (3.4%):
AMBAC Financial Group, Inc.                                28,358       1,957
PMI Group, Inc.                                           110,627       4,760

                                                                        6,717

Food Processing & Packaging (3.3%):
Dean Foods Co. (b)                                         43,571       1,463
J.M. Smucker Co.                                           17,414         911
McCormick & Co., Inc.                                      62,248       2,126

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Special Value Fund                                             April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Smithfield Foods, Inc. (b)                                 38,154    $  1,015
Tyson Foods, Inc., Class A                                 56,410       1,057

                                                                        6,572

Forest Products -- Lumber & Paper (0.7%):
Rayonier, Inc.                                             35,310       1,377

Health Care (1.8%):
Omnicare, Inc.                                             37,859       1,570
Pacificare Health Systems, Inc. (b)                        43,438       1,553
Steris Corp. (b)                                           16,857         374

                                                                        3,497

Heavy Machinery (1.5%):
AGCO Corp. (b)                                             75,659       1,456
NACCO Industries, Inc., Class A                            18,272       1,555

                                                                        3,011

Home Furnishings (0.6%):
Furniture Brands International, Inc.                       43,642       1,228

Homebuilders (1.6%):
Hovnanian Enterprises, Inc., Class A (b)                   38,914       1,400
Lennar Corp., Class A                                      37,773       1,769

                                                                        3,169

Insurance (2.0%):
AmerUs Group Co.                                          104,681       4,041

Insurance -- Multi-Line (4.4%):
AON Corp.                                                 136,775       3,564
Horace Mann Educators Corp.                                62,620         977
Protective Life Corp.                                     118,706       4,270

                                                                        8,811

Manufacturing -- Miscellaneous (1.9%):
Harsco Corp.                                               52,203       2,272
Pentair, Inc.                                              16,881       1,006
Trinity Industries, Inc.                                   16,789         509

                                                                        3,787

Media (2.4%):
Belo Corp.                                                119,922       3,413
Journal Communications, Inc., Class A                      82,741       1,461

                                                                        4,874

Medical Equipment & Supplies (3.1%):
Dentsply International, Inc.                               38,189       1,851
Henry Schein, Inc. (b)                                     61,367       4,324

                                                                        6,175

Metals -- Fabrication (0.5%):
Kennametal, Inc.                                           21,622         933

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Special Value Fund                                             April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Mining (1.0%):
Bema Gold Corp. (b)                                       374,817    $    948
Pan American Silver Corp. (b)                              81,145       1,071

                                                                        2,019

Oil & Gas Exploration, Production & Services (5.1%):
Apache Corp.                                              114,629       4,800
Canadian Natural Resources Ltd.                            95,635       5,268
Pioneer Natural Resources Co.                               3,932         129

                                                                       10,197

Oil Marketing & Refining (0.7%):
Valero Energy Corp.                                        21,243       1,354

Oilfield Services & Equipment (3.8%):
Precision Drilling Corp. (b)                               26,352       1,262
Tidewater, Inc.                                           226,297       6,384

                                                                        7,646

Pipelines (2.1%):
Questar Corp.                                             119,920       4,254

Primary Metal & Mineral Production (1.7%):
Phelps Dodge Corp. (b)                                     50,631       3,333

Railroads (0.5%):
Norfolk Southern Corp.                                     42,176       1,005

Real Estate Investment Trusts (1.7%):
Duke Realty Corp.                                         113,481       3,309

Restaurants (2.9%):
Brinker International, Inc. (b)                            84,932       3,267
CBRL Group, Inc.                                           29,293       1,100
Darden Restaurants, Inc.                                   63,213       1,432

                                                                        5,799

Retail -- Discount (1.8%):
Dollar Tree Stores, Inc. (b)                              135,034       3,639

Retail -- Department Stores (0.5%):
Dillard's, Inc., Class A                                   56,230         946

Savings & Loans (1.8%):
Sovereign Bancorp, Inc.                                   178,380       3,564
Semiconductors (5.3%):
Credence Systems Corp. (b)                                282,585       3,149
Integrated Circuit Systems, Inc. (b)                       90,107       2,135
Integrated Device Technology, Inc. (b)                    192,285       2,586
Intersil Corp., Class A                                   137,628       2,718

                                                                       10,588

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Special Value Fund                                             April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Software & Computer Services (1.8%):
BMC Software, Inc. (b)                                    151,913    $  2,628
Jack Henry & Associates, Inc.                              50,232         914

                                                                        3,542

Staffing (0.2%):
Manpower, Inc.                                              9,426         442

Steel (0.9%):
Cleveland-Cliffs, Inc. (b)                                 37,569       1,780

Telecommunications -- Equipment (2.1%):
ADC Telecommunications, Inc. (b)                          591,457       1,479
Advanced Fibre Communications, Inc. (b)                    49,723         830
Harris Corp.                                               40,209       1,811

                                                                        4,120

Textiles (0.5%):
Mohawk Industries, Inc. (b)                                12,566         969

Transportation Services (3.3%):
GATX Corp.                                                187,370       4,403
Overnite Corp.                                             25,613         615
Overseas Shipholding Group, Inc.                           44,633       1,463

                                                                        6,481

Utilities -- Electric (1.2%):
Ameren Corp.                                               22,315         976
SCANA Corp.                                                41,093       1,413

                                                                        2,389

Utilities -- Natural Gas (0.8%):
Energen Corp.                                              37,409       1,547

Total Common Stocks (Cost $145,258)                                   169,034


Depositary Receipts (2.1%)

Biotech HOLDRs Trust                                       11,683       1,752
Midcap SPDR Trust Series 1                                 22,796       2,429

Total Depositary Receipts (Cost $3,580)                                 4,181


Mutual Funds (0.9%)

iShares S&P Midcap 400/BARRA Value Index Fund              15,724       1,749

Total Mutual Funds (Cost $1,780)                                        1,749

Total Investments (Cost $169,958) (a) -- 97.6%                        194,304

Other assets in excess of liabilities -- 2.4%                           4,690

NET ASSETS -- 100.0%                                                 $198,994

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Small Company Opportunity Fund                                 April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (5.7%)

General Electric Capital Corp., 1.02%, 5/3/04            $  3,899    $  3,899
Household Finance, 1.02%, 5/3/04                            4,000       4,000

Total Commercial Paper (Cost $7,899)                                    7,899


Common Stocks (94.4%)

Aerospace/Defense Equipment (0.7%):
Teledyne Technologies, Inc. (b)                            53,700       1,019

Apparel (1.4%):
Warnaco Group, Inc. (b)                                    98,800       1,890

Apparel & Footwear (1.3%):
Timberland Co. (b)                                         28,248       1,772

Automotive (0.7%):
Oshkosh Truck Corp.                                        19,300         988

Automotive Parts (0.4%):
BorgWarner, Inc.                                            7,500         615

Banks (4.9%):
Chemical Financial Corp.                                   46,606       1,596
Chittenden Corp.                                           41,300       1,256
Corus Bankshares, Inc.                                     18,700         706
R&G Financial Corp.                                        32,700       1,012
Texas Regional Bancshares, Inc., Class A                   18,000         760
UMB Financial Corp.                                        28,900       1,451

                                                                        6,781

Beverages (0.6%):
Boston Beer Co., Inc., Class A (b)                         40,339         769

Building Materials (3.3%):
ABM Industries, Inc.                                      103,800       1,916
Ameron International Corp.                                 21,000         629
Genlyte Group, Inc. (b)                                    26,600       1,525
USG Corp. (b)                                              36,100         514

                                                                        4,584

Chemicals (2.2%):
Albemarle Corp.                                            22,300         652
Arch Chemicals, Inc.                                       39,787       1,162
Cabot Corp.                                                22,000         744
Olin Corp.                                                 27,000         466

                                                                        3,024

Coal (0.6%):
Peabody Energy Corp.                                       17,500         821

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                                 April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Commercial Services (1.5%):
Discovery Partners International, Inc. (b)                117,100    $    689
National Processing, Inc. (b)                              28,000         694
PRG-Schultz International, Inc. (b)                       163,700         769

                                                                        2,152

Computers & Peripherals (1.3%):
Avocent Corp. (b)                                          23,762         763
Imation Corp.                                              27,700       1,079

                                                                        1,842

Construction (0.9%):
Granite Construction, Inc.                                 59,900       1,189

Consulting Services (1.5%):
FTI Consulting, Inc. (b)                                   21,400         352
Maximus, Inc. (b)                                          50,550       1,769

                                                                        2,121

Consumer Products (0.8%):
American Greetings Corp., Class A (b)                      53,764       1,102

Distribution/Wholesale (1.7%):
Owens & Minor, Inc.                                        20,000         486
United Stationers, Inc. (b)                                31,800       1,208
Watsco, Inc.                                               24,700         720

                                                                        2,414

Electronics (3.0%):
Methode Electronics, Inc., Class A                        104,218       1,182
Planar Systems, Inc. (b)                                   45,200         551
Stoneridge, Inc. (b)                                       39,100         596
Technitrol, Inc. (b)                                       55,400       1,178
Woodhead Industries, Inc.                                  47,900         707

                                                                        4,214

Energy (0.5%):
Headwaters, Inc. (b)                                       32,000         736

Entertainment (1.0%):
Argosy Gaming Co. (b)                                      38,600       1,436

Food Distributors, Supermarkets & Wholesalers (1.8%):
Pathmark Stores, Inc. (b)                                 124,200       1,062
Ruddick Corp.                                              71,600       1,461

                                                                        2,523

Food Processing & Packaging (2.7%):
Corn Products International, Inc.                          30,191       1,283
J & J Snack Foods Corp. (b)                                38,400       1,469
M & F Worldwide Corp. (b)                                  81,600       1,013

                                                                        3,765

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                                 April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Health Care (1.0%):
Coventry Health Care, Inc. (b)                             17,209    $    720
Sunrise Senior Living, Inc. (b)                            21,300         673

                                                                        1,393

Heavy Machinery (1.8%):
Joy Global, Inc.                                           49,500       1,299
Terex Corp. (b)                                            37,500       1,232

                                                                        2,531

Home Building (0.5%):
Meritage Corp. (b)                                          9,900         672

Hotels & Motels (0.7%):
Marcus Corp.                                               61,500         996

Instruments -- Scientific (2.1%):
Analogic Corp.                                             32,987       1,562
Varian, Inc. (b)                                           32,300       1,326

                                                                        2,888

Insurance (9.6%):
Alfa Corp.                                                116,400       1,579
AmerUs Group Co.                                           39,300       1,517
Commerce Group, Inc.                                       29,200       1,348
Delphi Financial Group, Inc.                               45,025       1,807
Max Re Capital Ltd.                                        33,600         739
Odyssey Re Holdings Corp.                                  60,800       1,443
PXRE Group Ltd.                                            28,600         676
State Auto Financial Corp.                                 47,758       1,340
Triad Guaranty, Inc. (b)                                   12,799         700
UICI (b)                                                   75,500       1,307
United Fire & Casualty Co.                                 10,128         444
Universal American Financial Corp. (b)                     62,619         689

                                                                       13,589

Machine -- Diversified (4.0%):
Briggs & Stratton Corp.                                    15,600       1,092
Flowserve Corp. (b)                                        49,400       1,056
Gardner Denver, Inc. (b)                                   65,400       1,715
Global Power Equipment Group, Inc. (b)                     88,700         642
Manitowoc Co., Inc.                                        33,900       1,031

                                                                        5,536

Manufacturing -- Miscellaneous (3.0%):
Acuity Brands, Inc.                                        55,000       1,346
ESCO Technologies, Inc. (b)                                15,900         768
Griffon Corp. (b)                                          30,756         675
Matthews International Corp.                               46,833       1,428

                                                                        4,217

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                                 April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Media (2.2%):
Liberty Corp.                                              22,500    $  1,010
Macrovision Corp. (b)                                      27,000         455
Media General, Inc., Class A                               21,603       1,553

                                                                        3,018

Medical Equipment & Supplies (2.3%):
Haemonetics Corp. (b)                                      58,581       1,653
IDEXX Laboratories, Inc. (b)                               14,200         870
Osteotech, Inc. (b)                                       107,200         712

                                                                        3,235

Metals -- Fabrication (2.5%):
CIRCOR International, Inc.                                 72,165       1,412
Kaydon Corp.                                               40,500       1,133
Quanex Corp.                                               24,300         991

                                                                        3,536

Networking Products (1.3%):
Anixter International, Inc.                                35,500       1,041
Hypercom Corp. (b)                                        121,100         811

                                                                        1,852

Office Equipment & Supplies (2.8%):
Global Imaging Systems, Inc. (b)                           42,700       1,478
John H. Harland Co.                                        55,900       1,723
New England Business Service, Inc.                         18,650         647

                                                                        3,848

Oil & Gas Exploration, Production & Services (5.9%):
Cabot Oil & Gas Corp.                                      46,400       1,655
Denbury Resources, Inc. (b)                                83,500       1,525
Houston Exploration Co. (b)                                28,200       1,262
Oceaneering International, Inc. (b)                        42,000       1,176
Remington Oil & Gas Corp. (b)                              24,000         526
St. Mary Land & Exploration Co.                            14,000         506
Stone Energy Corp. (b)                                     30,900       1,520

                                                                        8,170

Oilfield Services & Equipment (1.4%):
RPC, Inc.                                                  65,000         838
Tetra Technologies, Inc. (b)                               20,000         478
Veritas DGC, Inc. (b)                                      32,623         666

                                                                        1,982

Packaging & Containers (0.9%):
Chesapeake Corp.                                           56,703       1,288

Pharmaceuticals (1.4%):
Perrigo Co.                                                89,800       1,937

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                                 April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Real Estate Investment Trusts (4.6%):
Brandywine Realty Trust                                    41,300    $  1,047
CBL & Associates Properties, Inc.                          22,400       1,125
LaSalle Hotel Properties                                   36,400         801
LTC Properties, Inc.                                       51,100         795
National Health Investors, Inc.                            28,600         686
Parkway Properties, Inc.                                   25,050         994
PS Business Parks, Inc.                                    25,801         979

                                                                        6,427

Retail -- Department Stores (0.5%):
Stage Stores, Inc. (b)                                     18,100         711

Retail -- Discount (0.7%):
ShopKo Stores, Inc. (b)                                    70,300         932

Retail -- Specialty Stores (0.8%):
Party City Corp. (b)                                       66,300       1,103

Rubber & Rubber Products (1.0%):
Bandag, Inc.                                               31,400       1,367

Savings & Loans (0.6%):
ITLA Capital Corp. (b)                                     20,400         877

Semiconductors (0.8%):
DSP Group, Inc. (b)                                        26,700         661
Standard Microsystems Corp. (b)                            20,000         477

                                                                        1,138

Software & Computer Services (3.3%):
Inter-Tel, Inc.                                            35,808         857
JDA Software Group, Inc. (b)                               31,000         407
MRO Software, Inc. (b)                                     31,000         413
TALX Corp.                                                 42,393         984
THQ, Inc. (b)                                              25,000         464
Tier Technologies, Inc. (b)                                93,050         957
Transaction Systems Architects, Inc. (b)                   26,000         552

                                                                        4,634

Telecommunications (0.5%):
Commonwealth Telephone Enterprises, Inc. (b)               17,300         721

Telecommunications -- Equipment (0.6%):
Tollgrade Communications, Inc. (b)                         64,300         783

Transportation Services (1.2%):
SCS Transportation, Inc. (b)                               55,736       1,276
Stelmar Shipping Ltd.                                      17,459         430

                                                                        1,706

Trucking & Leasing (0.5%):
Landstar System, Inc. (b)                                  14,700         661

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                                 April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Utilities -- Electric (2.0%):
Black Hills Corp.                                          56,281    $  1,722
Cleco Corp.                                                61,000       1,095

                                                                        2,817

Utilities -- Natural Gas (1.1%):
Energen Corp.                                              35,550       1,470

Total Common Stocks (Cost $106,644)                                   131,792

Total Investments (Cost $114,543) (a) -- 100.1%                       139,691

Liabilities in excess of other assets -- (0.1)%                         (159)

NET ASSETS -- 100.0%                                                 $139,532

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Focused Growth Fund                                            April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (5.6%)

General Electric Capital Corp., 1.02%, 5/3/04              $   28        $ 28

Total Commercial Paper (Cost $28)                                          28


Common Stocks (97.4%)

Advertising (2.2%):
Getty Images, Inc. (b)                                        210          11

Biotechnology (4.2%):
Amgen, Inc. (b)                                               380          21

Brokerage Services (4.4%):
Merrill Lynch & Co., Inc.                                     405          22

Computers & Peripherals (4.2%):
Cisco Systems, Inc. (b)                                     1,000          21

Financial Services (13.0%):
Chicago Mercantile Exchange                                   230          28
Citigroup, Inc.                                               340          16
SLM Corp.                                                     525          20

                                                                           64

Health Care (4.2%):
Medtronic, Inc.                                               425          21

Homebuilders (2.6%):
Toll Brothers, Inc. (b)                                       320          13

Internet Business Services (11.0%):
eBay, Inc. (b)                                                360          29
Symantec Corp. (b)                                            550          25

                                                                           54

Medical Supplies (5.2%):
Zimmer Holdings, Inc. (b)                                     325          26

Pharmaceuticals (22.9%):
Allergan, Inc.                                                290          25
American Pharmaceutical Partners, Inc. (b)                    300          13
Forest Laboratories, Inc. (b)                                 355          23
Gilead Sciences, Inc. (b)                                     175          11
Pfizer, Inc.                                                  450          16
Teva Pharmaceutical Industries Ltd.                           400          25

                                                                          113

Retail -- Department Stores (1.6%):
Kohl's Corp. (b)                                              200           8

Retail -- Specialty Stores (1.8%):
Bed Bath & Beyond, Inc. (b)                                   245           9

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Focused Growth Fund                                            April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Schools & Educational Services (9.9%):
Apollo Group, Inc. (b)                                        275        $ 25
Career Education Corp. (b)                                    380          24

                                                                           49

Semiconductors (4.8%):
Texas Instruments, Inc.                                       425          11
Xilinx, Inc. (b)                                              400          13

                                                                           24

Software & Computer Services (2.4%):
Siebel Systems, Inc. (b)                                    1,200          12

Telecommunications -- Equipment (3.0%):
QUALCOMM, Inc.                                                235          15

Total Common Stocks (Cost $492)                                           483

Total Investments (Cost $520) (a) -- 103.0%                               511

Liabilities in excess of other assets -- (3.0)%                          (15)

NET ASSETS -- 100.0%                                                     $496


Notes to Schedules of Investments

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

                                                                  Net
                                     Gross         Gross       Unrealized
                                  Unrealized    Unrealized    Appreciation/
                                 Appreciation  Depreciation  (Depreciation)

Established Value Fund              $92,195      $(3,275)       $88,920
Special Value Fund                   31,087       (6,741)        24,346
Small Company Opportunity Fund       27,158       (2,010)        25,148
Focused Growth Fund                      17          (26)            (9)

(b) Non-income producing securities.


   See notes to schedules of investments and notes to financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2004

(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)

                                                                                        Small
                                                      Established      Special         Company         Focused
                                                        Value           Value         Opportunity       Growth
                                                        Fund            Fund             Fund            Fund

ASSETS:
Investments, at value (Cost $227,233;
   $169,958; $114,543; $520)                          $316,153        $194,304         $139,691        $  511
Collateral received for securities on loan              64,383          52,738           22,782            --
Cash                                                        50              50               50             3
Interest and dividends receivable                          150             157               89            --<F1>
Receivable for capital shares issued                        --               2               --            --
Receivable from brokers for investments sold                --           7,814               --            --
Receivable from affiliates                                   1               3               11             1
Prepaid expenses and other assets                           32              18               36            --

         Total Assets                                  380,769         255,086          162,659           515

LIABILITIES:
Payable to brokers for investments purchased                --           3,135              140            13
Payable for return of collateral received               64,383          52,738           22,782            --
Accrued expenses and other payables
     Investment advisory fees                              145             129               67            --
     Administration fees                                     3               3                2            --<F1>
     Custodian fees                                          5               7                4             6
     Accounting fees                                        --              --                4            --
     Transfer agent fees                                    87              19               48            --<F1>
     Shareholder service fees -- Class A Shares              5              42               10            --<F1>
     12b-1 fees -- Class C Shares                           --<F1>          --<F1>           --<F1>        --<F1>
     12b-1 fees -- Class R Shares                            8               1               65            --<F1>
     Other                                                  30              18                5            --<F1>

         Total Liabilities                              64,666          56,092           23,127            19

NET ASSETS:
Capital                                                195,638         150,980           96,017           506
Accumulated net investment income                         (379)            (48)             (27)          (1)
Net unrealized appreciation (depreciation)
   from investments                                     88,920          24,346           25,148           (9)
Accumulated net realized gains from
   investment transactions                              31,924          23,716           18,394            --

         Net Assets                                   $316,103        $198,994         $139,532        $  496

Net Assets
     Class A Shares                                   $ 23,581        $196,419         $ 47,413        $  426
     Class C Shares                                        435             406              292            34
     Class R Shares                                    292,087           2,169           91,827            36

         Total                                        $316,103        $198,994         $139,532        $  496

Outstanding units of beneficial interest (shares)
     Class A Shares                                        883          12,994            1,708            42
     Class C Shares                                         16              27               11             3
     Class R Shares                                     10,972             145            3,353             3

         Total                                          11,871          13,166            5,072            48

Net Asset Value
     Redemption price per share -- Class A Shares     $  26.70        $  15.12         $  27.76        $10.24
     Offering and redemption price
       per share -- Class C Shares <F2>               $  26.48        $  15.03         $  27.18        $10.21
     Offering and redemption price
       per share -- Class R Shares                    $  26.62        $  15.00         $  27.38        $10.23

Maximum sales charge -- Class A Shares                    5.75%           5.75%            5.75%         5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset
   value adjusted to nearest cent) -- Class A Shares  $  28.33        $  16.04         $  29.45        $10.86


<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2004

(Amounts in Thousands)                                            (Unaudited)

                                                                       Small
                                             Established   Special    Company     Focused
                                                Value       Value   Opportunity   Growth
                                                Fund        Fund        Fund       Fund<F1>

Investment Income:
Interest income                                $    26    $     19    $    28   $    --<F2>
Dividend income                                  2,167       1,536        967        --<F2>
Income from securities lending                      16          17         12        --

     Total Income                                2,209       1,572      1,007        --

Expenses:
Investment advisory fees                           865         760        426         1
Administration fees                                195         124         84        --<F2>
Shareholder service fees -- Class A Shares          28         250         58        --<F2>
12b-1 fees -- Class C Shares                         2           2          1        --<F2>
12b-1 fees -- Class R Shares                       738           5        226        --<F2>
Accounting fees                                     46          47         35        18
Custodian fees                                      36          37         24         6
Legal and audit fees                                20          13          9        --
Trustees' fees and expenses                          8           5          3        --<F2>
Transfer agent fees                                172          35         90        --<F2>
Registration and filing fees                        14          14         14         3
Printing fees                                       15           2          4         1
Other                                                7           7          5         2

     Total Expenses                              2,146       1,301        979        31

Expenses reduced by adviser                         --          --        (36)       (1)
Expenses reduced by administrator                  (52)         --         --        --

     Expenses before reimbursement
       from administrator                        2,094       1,301        943        30
     Expenses reimbursed by administrator           (5)        (17)       (66)      (29)

     Net Expenses                                2,089       1,284        877         1

Net Investment Income (Loss)                       120         288        130        (1)

Realized/Unrealized Gains
   (Losses) from Investments:
Net realized gains from
   investment transactions                      31,924      26,469     18,601        --<F2>
Net change in unrealized appreciation/
   depreciation from investments                (4,409)    (12,873)    (4,662)       (9)

Net realized/unrealized gains
   (losses) from investments                    27,515      13,596     13,939        (9)

Change in net assets resulting
   from operations                             $27,635    $ 13,884    $14,069      $(10)


<F1> Reflects operations for the period from January 1, 2004 (date of commencement of operations) to April 30, 2004.

<F2> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets

(Amounts in Thousands)

                                                    Established Value                  Special Value
                                                          Fund                             Fund

                                                  Six                              Six
                                                 Months            Year           Months            Year
                                                 Ended            Ended            Ended           Ended
                                                April 30,        October 31,      April 30,      October 31,
                                                  2004             2003             2004            2003

                                              (Unaudited)                       (Unaudited)

From Investment Activities:
Operations:
     Net investment income                     $     120        $     850        $     288       $     748
     Net realized gains from
       investment transactions                    31,924           29,527           26,469           3,041
     Net change in unrealized appreciation/
       depreciation from investments              (4,409)          33,806          (12,873)         34,560

Change in net assets resulting
   from operations                                27,635           64,183           13,884          38,349

Distributions to Shareholders:
     From net investment income:
         Class A Shares                              (46)            (100)            (506)           (643)
         Class C Shares                               --<F1>           --<F1>           --<F1>          --<F1>
         Class R Shares                             (453)            (799)              (4)             (3)
     From net realized gains from
       investment transactions                   (25,368)              --               --              --

Change in net assets from
   distributions to shareholders                 (25,867)            (899)            (510)           (646)

Capital Transactions:
     Proceeds from shares issued                  10,164           26,582           10,501         113,781
     Dividends reinvested                         24,121              836              417             525
     Cost of shares redeemed                     (27,262)         (65,176)         (15,291)       (168,209)

Change in net assets from
   capital transactions                            7,023          (37,758)          (4,373)        (53,903)


Change in net assets                               8,791           25,526            9,001         (16,200)

Net Assets:
     Beginning of period                         307,312          281,786          189,993         206,193

     End of period                              $316,103         $307,312         $198,994       $ 189,993

Share Transactions:
     Issued                                          386            1,206              691           9,506
     Reinvested                                      972               38               28              43
     Redeemed                                     (1,033)          (2,960)          (1,005)        (14,120)

Change in Shares                                     325           (1,716)            (286)         (4,571)

Accumulated net investment income               $   (379)        $     --         $    (48)      $     174


<F1> Rounds to less than $1,000.


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets

(Amounts in Thousands)


                                                                 Small Company                 Focused
                                                                Opportunity Fund             Growth Fund

                                                           Six
                                                           Months            Year               Period
                                                           Ended            Ended               Ended
                                                          April 30,       October 31,          April 30,
                                                           2004             2003                2004<F1>

                                                        (Unaudited)                           (Unaudited)

From Investment Activities:
Operations:
     Net investment income (loss)                        $    130          $     (1)            $  (1)
     Net realized gains from investment transactions       18,601             8,615                --<F2>
     Net change in unrealized appreciation/
       depreciation from investments                       (4,662)           17,997                (9)

Change in net assets resulting from operations             14,069            26,611               (10)

Distributions to Shareholders:
     From net investment income:
         Class A Shares                                       (82)              (48)               --
         Class C Shares                                        --                --<F2>            --
         Class R Shares                                       (75)              (67)               --
     From net realized gains from
       investment transactions                             (6,829)               --                --

Change in net assets from
   distributions to shareholders                           (6,986)             (115)               --

Capital Transactions:
     Proceeds from shares issued                           10,713            23,070               517
     Dividends reinvested                                   5,723                92                --
     Cost of shares redeemed                              (12,048)          (35,847)              (11)

Change in net assets from
   capital transactions                                     4,388           (12,685)              506

Change in net assets                                       11,471            13,811               496

Net Assets:
     Beginning of period                                  128,061           114,250                --

     End of period                                       $139,532          $128,061              $496

Share Transactions:
     Issued                                                   395             1,027                49
     Reinvested                                               227                 4                --
     Redeemed                                                (444)           (1,615)               (1)

Change in Shares                                              178              (584)               48

Accumulated net investment income                        $    (27)         $     --              $ (1)


<F1> Reflects operations for the period from January 1, 2004 (date of commencement of operations) to April 30, 2004.

<F2> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                    Established Value Fund

                                                                       Class A Shares

                                                 Six                                                  May 5,
                                                Months         Year        Year           Year        2000
                                                Ended         Ended        Ended         Ended       through
                                               April 30,    October 31,  October 31,   October 31,  October 31,
                                                 2004          2003         2002          2001        2000<F2>

                                              (Unaudited)

Net Asset Value, Beginning of Period           $ 26.67       $ 21.28      $ 26.84       $ 33.65      $ 30.54

Investment Activities:
     Net investment income                        0.04          0.12         0.16          0.17         0.07
     Net realized and unrealized
       gains (losses) on investments              2.24          5.37         0.07         (4.25)        3.11

         Total from Investment Activities         2.28          5.49         0.23         (4.08)        3.18

Distributions
     Net investment income                       (0.05)        (0.10)       (0.17)        (0.18)       (0.06)
     In excess of net investment income             --            --           --            --        (0.01)
     Net realized gains                          (2.20)           --        (5.62)        (2.55)          --

         Total Distributions                     (2.25)        (0.10)       (5.79)        (2.73)       (0.07)

Net Asset Value, End of Period                 $ 26.70       $ 26.67      $ 21.28       $ 26.84      $ 33.65

Total Return (excludes sales charge)              9.22%<F3>    25.90%       (0.32)%      (13.07)%      10.44%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $23,581       $21,370      $35,586       $30,931      $15,005
Ratio of expenses to average net assets           1.10%<F4>     1.12%        0.99%         0.99%        0.87%<F4>
Ratio of net investment income
   to average net assets                          0.28%<F4>     0.57%        0.66%         0.45%        0.43%<F4>
Ratio of expenses to average net assets<F1>       1.13%<F4>     1.16%        1.06%         1.14%        1.46%<F4>
Ratio of net investment income (loss)
   to average net assets<F1>                      0.25%<F4>     0.53%        0.59%         0.30%       (0.16)%<F4>
Portfolio turnover <F5>                             28%           43%          74%           58%          28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                Established Value Fund

                                                                   Class C Shares

                                                                Six             March 1,
                                                               Months              2003
                                                               Ended             through
                                                              April 30,         October 31,
                                                                2004              2003<F2>

                                                             (Unaudited)

Net Asset Value, Beginning of Period                           $26.51            $20.60

Investment Activities:
     Net investment income (loss)                               (0.04)             0.02
     Net realized and unrealized gains on investments            2.23              5.94

         Total from Investment Activities                        2.19              5.96

Distributions
     Net investment income                                      (0.02)            (0.05)
     Net realized gains                                         (2.20)               --

         Total Distributions                                    (2.22)            (0.05)

Net Asset Value, End of Period                                 $26.48            $26.51

Total Return (excludes contingent deferred sales charge)         8.87%<F3>        28.97%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                              $  435            $  195
Ratio of expenses to average net assets <F5>                     1.90%<F4>         1.87%<F4>
Ratio of net investment loss to average net assets <F4>         (0.61)%<F4>       (0.30)%<F4>
Ratio of expenses to average net assets<F1>                      3.52%<F4>         2.38%<F4>
Ratio of net investment loss to average net assets<F1>          (2.23)%<F4>       (0.81)%><F4>
Portfolio turnover <F6>                                            28%               43%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2003, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least February 28, 2014.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                            Established Value Fund

                                                                Class R Shares

                                                      Six
                                                     Months           Year             Year
                                                     Ended           Ended             Ended
                                                    April 30,      October 31,       October 31,
                                                      2004            2003              2002

                                                  (Unaudited)

Net Asset Value, Beginning of Period              $  26.61         $  21.24          $  26.80

Investment Activities:
     Net investment income                            0.01             0.06              0.07
     Net realized and unrealized
       gains on investments                           2.24             5.38              0.07

         Total from Investment Activities             2.25             5.44              0.14

Distributions
     Net investment income                           (0.04)           (0.07)            (0.08)
     Net realized gains                              (2.20)              --             (5.62)

         Total Distributions                         (2.24)           (0.07)            (5.70)

Net Asset Value, End of Period                    $  26.62         $  26.61          $  21.24

Total Return                                          9.10%<F2>       25.69%            (0.67)%

Ratios/Supplemental Data:
Net Assets at end of period (000)                 $292,087         $285,747          $246,200
Ratio of expenses to average net assets               1.33%<F3>        1.35%             1.33%
Ratio of net investment income
   to average net assets                              0.06%<F3>        0.29%             0.33%
Ratio of expenses to average net assets<F1>           1.36%<F3>        1.43%             1.46%
Ratio of net investment income
   to average net assets<F1>                          0.03%<F3>        0.21%             0.20%
Portfolio turnover <F4>                                 28%              43%               74%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period

                                                             Established Value Fund

                                                                 Class R Shares

                                                                           April 1,
                                                  Year        Year           1999            Year
                                                 Ended        Ended           to            Ended
                                              October 31,   October 31,   October 31,     March 31,
                                                 2001         2000          1999<F2>         1999

Net Asset Value, Beginning of Period          $  33.63      $  34.31       $  31.34       $  33.94

Investment Activities:
     Net investment income                        0.09          0.06           0.02           0.29
     Net realized and unrealized
       gains (losses) on investments             (4.26)         3.43           2.98          (0.71)

         Total from Investment Activities        (4.17)         3.49           3.00          (0.42)

Distributions
     Net investment income                       (0.11)        (0.06)         (0.03)         (0.30)
     In excess of net investment income             --         (0.01)            --             --
     Net realized gains                          (2.55)        (4.10)            --          (1.88)

         Total Distributions                     (2.66)        (4.17)         (0.03)         (2.18)

Net Asset Value, End of Period                $  26.80      $  33.63       $  34.31       $  31.34

Total Return                                    (13.35)%       11.26%          9.59%<F3>     (1.01)%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $301,103      $399,953       $469,288       $478,984
Ratio of expenses to average net assets           1.19%         1.10%          1.10%<F4>      1.09%
Ratio of net investment income
   to average net assets                          0.32%         0.20%          0.03%<F4>      0.92%
Ratio of expenses to average net assets<F1>       1.35%         1.26%          1.27%<F4>      <F5>
Ratio of net investment income
   (loss) to average net assets<F1>               0.16%         0.04%         (0.14)%<F4>     <F5>
Portfolio turnover <F6>                             58%           28%            11%            37%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison Established Value Fund became the
     Victory Established Value Fund. Financial highlights prior to April 1, 1999 represent the Gradison Established Value Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no fee reductions during the period.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                            Special Value Fund

                                                                              Class A Shares

                                               Six
                                              Months         Year             Year           Year        Year         Year
                                              Ended          Ended           Ended          Ended        Ended        Ended
                                             April 30,    October 31,      October 31,   October 31,   October 31,  October 31,
                                               2004          2003             2002          2001          2000         1999

                                            (Unaudited)

Net Asset Value, Beginning of Period         $  14.12       $  11.44        $  12.98      $  16.02      $  13.09     $  13.64

Investment Activities:
     Net investment income                       0.02           0.06            0.02          0.03          0.06         0.07
     Net realized and unrealized
       gains (losses) on investments             1.02           2.67           (0.13)        (0.60)         3.68         0.04

         Total from
           Investment Activities                 1.04           2.73           (0.11)        (0.57)         3.74         0.11

Distributions
     Net investment income                      (0.04)         (0.05)          (0.02)        (0.04)        (0.06)       (0.08)
     Net realized gains                            --             --           (1.41)        (2.43)        (0.75)       (0.58)
     Tax return of capital                         --             --              --<F2>        --            --           --

         Total Distributions                    (0.04)         (0.05)          (1.43)        (2.47)        (0.81)       (0.66)

Net Asset Value, End of Period               $  15.12       $  14.12        $  11.44      $  12.98      $  16.02     $  13.09

Total Return
   (excludes sales charge)                       7.36%<F3>     23.90%          (1.57)%       (3.79)%       29.94%        0.80%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $196,419       $187,640        $204,547      $201,734      $214,293     $232,272
Ratio of expenses to
   average net assets                            1.26%<F4>      1.24%           1.26%         1.30%         1.32%        1.43%
Ratio of net investment income
   to average net assets                         0.29%<F4>      0.43%           0.15%         0.22%         0.43%        0.51%
Ratio of expenses to
   average net assets<F1>                        <F6>           <F6>            <F6>          <F6>          1.38%        1.53%
Ratio of net investment income
   to average net assets<F1>                     <F6>           <F6>            <F6>          <F6>          0.37%        0.41%
Portfolio turnover <F5>                            67%            94%             82%           89%           65%          43%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Rounds to less than $0.01 per share.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> There were no voluntary fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                  Special Value Fund

                                                                    Class C Shares

                                                                Six                March 1,
                                                              Months                 2003
                                                               Ended                through
                                                             April 30,            October 31,
                                                                2004                2003<F2>

                                                            (Unaudited)

Net Asset Value, Beginning of Period                           $14.08               $11.21

Investment Activities:
     Net investment income (loss)                               (0.02)                0.01
     Net realized and unrealized gains on investments            0.99                 2.88

         Total from Investment Activities                        0.97                 2.89

Distributions
     Net investment income                                      (0.02)               (0.02)

         Total Distributions                                    (0.02)               (0.02)

Net Asset Value, End of Period                                 $15.03               $14.08

Total Return (excludes contingent deferred sales charge)         6.87%<F4>           25.84%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                              $  406               $  314
Ratio of expenses to average net assets <F3>                     1.95%<F5>            1.95%<F5>
Ratio of net investment loss to average net assets <F3>         (0.42)%<F5>          (0.26)%<F5>
Ratio of expenses to average net assets<F1>                      3.78%<F5>            2.60%<F5>
Ratio of net investment loss to average net assets<F1>          (2.25)%<F5>          (0.91)%<F5>
Portfolio turnover <F6>                                            67%                  94%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 1, 2003, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least February 28, 2014.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                     Special Value Fund

                                                                       Class R Shares

                                               Six                                                       December 21,
                                             Months          Year             Year            Year          1999
                                              Ended          Ended           Ended           Ended         through
                                            April 30,      October 31,     October 31,     October 31,   October 31,
                                               2004           2003            2002           2001         2000<F3>

                                            (Unaudited)

Net Asset Value, Beginning of Period          $14.02          $11.37          $12.93        $15.97         $12.48

Investment Activities:
     Net investment income (loss)                 --<F5>        0.01           (0.01)        (0.02)<F2>      0.02
     Net realized and unrealized
       gains (losses) on investments            1.00            2.66           (0.14)        (0.58)          3.51

         Total from Investment Activities       1.00            2.67           (0.15)        (0.60)          3.53

Distributions
     Net investment income                     (0.02)          (0.02)             --<F5>     (0.01)         (0.04)
     Net realized gains                           --              --           (1.41)        (2.43)            --

         Total Distributions                   (0.02)          (0.02)          (1.41)        (2.44)         (0.04)

Net Asset Value, End of Period                $15.00          $14.02          $11.37        $12.93         $15.97

Total Return                                    7.17%<F6>      23.50%          (1.90)%       (3.99)%        28.34%<F6>

Ratios/Supplemental Data:
Net Assets at end of period (000)             $2,169          $2,039          $1,646        $  674         $  133
Ratio of expenses
   to average net assets <F4>                   1.60%<F7>       1.60%           1.60%         1.60%          1.59%<F7>
Ratio of net investment income
   (loss) to average net assets <F4>           (0.04)%<F7>      0.05%          (0.19)%       (0.16)%         0.08%<F7>
Ratio of expenses to
   average net assets<F1>                       2.86%<F7>       3.16%           3.67%         5.34%         23.11%<F7>
Ratio of net investment loss
   to average net assets<F1>                   (1.30)%<F7>     (1.51)%         (2.26)%       (3.90)%       (21.44)%<F7>
Portfolio turnover <F8>                           67%             94%             82%           89%            65%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Effective March 1, 2002, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class R Shares of the Fund do not exceed 2.00% until at least February 28, 2012.

<F5> Rounds to less than $0.01 per share.

<F6> Not annualized.

<F7> Annualized.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                   Small Company Opportunity Fund

                                                          Class A Shares

                                                  Six
                                                Months         Year            Year
                                                 Ended         Ended           Ended
                                               April 30,    October 31,     October 31,
                                                 2004          2003            2002

                                              (Unaudited)

Net Asset Value, Beginning of Period            $ 26.39       $ 20.99        $ 22.92

Investment Activities:
     Net investment income                         0.04          0.04           0.09
     Net realized and unrealized
       gains on investments                        2.78          5.39           0.04

         Total from Investment Activities          2.82          5.43           0.13

Distributions
     Net investment income                        (0.05)        (0.03)         (0.01)
     Net realized gains                           (1.40)        --             (2.05)

         Total Distributions                      (1.45)        (0.03)         (2.06)

Net Asset Value, End of Period                  $ 27.76       $ 26.39        $ 20.99

Total Return (excludes sales charge)              11.17%<F2>    25.91%          0.29%

Ratios/Supplemental Data:
Net Assets at end of period (000)               $47,413       $42,933        $43,769
Ratio of expenses to
   average net assets                              1.14%<F3>     1.14%          1.09%
Ratio of net investment income
   to average net assets                           0.33%<F3>     0.16%          0.34%
Ratio of expenses to
   average net assets<F1>                          1.20%<F3>     1.22%          1.17%
Ratio of net investment income
   to average net assets<F1>                       0.27%<F3>     0.08%          0.26%
Portfolio turnover <F4>                              42%           49%            60%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                             Small Company Opportunity Fund

                                                                    Class A Shares

                                                                               April 1,      March 26,
                                                  Year           Year            1999          1999
                                                 Ended          Ended         through        through
                                               October 31,    October 31,     October 31,     March 31,
                                                  2001           2000            1999        1999<F2><F3>

Net Asset Value, Beginning of Period            $ 26.34        $ 21.08         $ 20.71        $ 20.23

Investment Activities:
     Net investment income (loss)                  0.07          (0.03)          (0.01)            --
     Net realized and unrealized
       gains (losses) on investments              (2.09)          5.29            0.38           0.48

         Total from Investment Activities         (2.02)          5.26            0.37           0.48

Distributions
     Net investment income                        (0.03)            --              --             --
     Net realized gains                           (1.37)            --              --             --

         Total Distributions                      (1.40)            --              --             --

Net Asset Value, End of Period                  $ 22.92        $ 26.34         $ 21.08        $ 20.71

Total Return (excludes sales charge)              (8.01)%        24.95%           1.79%<F4>      2.37%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)               $36,312        $28,545         $51,599        $64,587
Ratio of expenses
   to average net assets                           0.96%          1.15%           0.98%<F5>      0.98%<F5>
Ratio of net investment income
   (loss) to average net assets                    0.30%         (0.14)%          0.09%<F5>      1.50%<F5>
Ratio of expenses
   to average net assets<F1>                       1.18%          1.25%           1.17%<F5>      1.19%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>                0.08%         (0.24)%         (0.28)%<F5>     1.29%<F5>
Portfolio turnover <F6>                              58%            28%             16%            30%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                             Small Company Opportunity Fund

                                                                    Class C Shares

                                                                Six              March 1,
                                                               Months              2003
                                                               Ended             through
                                                             April 30,          October 31,
                                                                2004              2003<F2>

                                                            (Unaudited)

Net Asset Value, Beginning of Period                           $25.93            $20.07

Investment Activities:
     Net investment income (loss)                               (0.04)             0.01
     Net realized and unrealized gains on investments            2.69              5.88

         Total from Investment Activities                        2.65              5.89

Distributions
     Net investment income                                         --             (0.03)
     Net realized gains                                         (1.40)               --

         Total Distributions                                    (1.40)            (0.03)

Net Asset Value, End of Period                                 $27.18            $25.93

Total Return (excludes contingent deferred sales charge)        10.69%<F3>        29.42%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                              $  292            $   91
Ratio of expenses to average net assets <F5>                     1.95%<F4>         1.84%<F4>
Ratio of net investment loss to average net assets <F5>         (0.47)%<F4>       (0.59)%<F4>
Ratio of expenses to average net assets<F1>                      4.60%<F4>         3.67%<F4>
Ratio of net investment loss to average net assets<F1>          (3.12)%<F4>       (2.42)%<F4>
Portfolio turnover <F6>                                            42%               49%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2003, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least February 28, 2014.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                   Small Company Opportunity Fund

                                                          Class R Shares

                                                  Six
                                                Months         Year            Year
                                                 Ended         Ended           Ended
                                               April 30,    October 31,     October 31,
                                                 2004          2003            2002

                                              (Unaudited)

Net Asset Value, Beginning of Period            $ 26.06       $ 20.77        $ 22.80

Investment Activities:
     Net investment income (loss)                  0.02         (0.02)         (0.05)
     Net realized and unrealized
       gains on investments                        2.72          5.33           0.07

         Total from Investment Activities          2.74          5.31           0.02
Distributions
     Net investment income                        (0.02)        (0.02)            --
     Net realized gains                           (1.40)           --          (2.05)

         Total Distributions                      (1.42)        (0.02)         (2.05)

Net Asset Value, End of Period                  $ 27.38       $ 26.06        $ 20.77

Total Return                                      11.01%<F2>    25.59%         (0.21)%

Ratios/Supplemental Data:
Net Assets at end of period (000)               $91,827       $85,037        $70,481
Ratio of expenses
   to average net assets                           1.35%<F3>     1.38%          1.61%
Ratio of net investment income
   (loss) to average net assets                    0.12%<F3>    (0.09)%        (0.20)%
Ratio of expenses
   to average net assets<F1>                       1.54%<F3>     1.64%          1.70%
Ratio of net investment
   loss to average net assets<F1>                 (0.07)%<F3>   (0.35)%        (0.29)%
Portfolio turnover <F4>                              42%           49%            60%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                              Small Company Opportunity Fund

                                                                      Class R Shares

                                                                                  April 1,
                                                 Year             Year              1999             Year
                                                Ended            Ended            through           Ended
                                              October 31,     October 31,        October 31,      March 31,
                                                2001              2000              1999           1999<F2>

Net Asset Value, Beginning of Period          $ 26.26           $ 21.04         $  20.71          $  27.89

Investment Activities:
     Net investment income (loss)               (0.01)            (0.08)           (0.06)             0.10
     Net realized and unrealized gains
       (losses) on investments                  (2.08)             5.30             0.39             (6.06)

         Total from Investment Activities       (2.09)             5.22             0.33             (5.96)

Distributions
     Net investment income                         --<F3>            --               --             (0.14)
     Net realized gains                         (1.37)               --               --             (1.08)

         Total Distributions                    (1.37)               --               --             (1.22)

Net Asset Value, End of Period                $ 22.80           $ 26.26         $  21.04          $  20.71

Total Return                                    (8.32)%           24.81%            1.59%<F4>       (22.08)%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $81,815           $95,399         $105,415          $125,761
Ratio of expenses
   to average net assets                         1.31%             1.30%            1.29%<F5>         1.30%
Ratio of net investment income
   (loss) to average net assets                 (0.05)%           (0.29)%           0.39%<F5>         0.41%
Ratio of expenses
   to average net assets<F1>                     1.52%             1.40%            1.47%<F5>         <F7>
Ratio of net investment
   loss to average net assets<F1>               (0.26)%           (0.39)%          (0.58)%<F5>        <F7>
Portfolio turnover <F6>                            58%               28%              16%               30%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.

<F3> Rounds to less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                              Focused Growth

                                               Class A          Class C             Class R
                                                Shares           Shares              Shares

                                               January 1,       January 1,          January 1,
                                                 2004             2004                2004
                                                through          through             through
                                               April 30,        April 30,           April 30,
                                                2004<F2>          2004<F2>            2004<F2>

                                             (Unaudited)        (Unaudited)         (Unaudited)

Net Asset Value, Beginning of Period          $ 10.00             $ 10.00              $ 10.00

Investment Activities:
     Net investment loss                        (0.01)              (0.05)               (0.03)
     Net realized and unrealized
       gains on investments                      0.25                0.26                 0.26

         Total from Investment Activities        0.24                0.21                 0.23

Distributions
     Net investment income                         --                  --                   --
     Net realized gains                            --                  --                   --

         Total Distributions                       --                  --                   --

Net Asset Value, End of Period                $ 10.24             $ 10.21              $ 10.23

Total Return (excludes sales charge
   and contingent deferred sales charge)         2.40%<F4>           2.10%<F4>            2.30%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)             $   426             $    34              $    36
Ratio of expenses to
   average net assets <F3>                       1.15%<F5>           1.90%<F5>            1.40%<F5>
Ratio of net investment loss
   to average net assets <F3>                   (0.60)%<F5>         (1.41)%<F5>          (0.91)%<F5>
Ratio of expenses to
   average net assets<F1>                       37.26%<F5>          54.58%<F5>           53.74%<F5>
Ratio of net investment loss
   to average net assets<F1>                   (36.71)%<F5>        (54.10)%<F5>         (53.26)%<F5>
Portfolio turnover <F6>                            12%                 12%                  12%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 1, 2004, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class A, Class C and Class R Shares of the Fund do not exceed 1.15%, 1.90% and 1.40%, respectively, until at least February 28, 2005.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Balanced Fund                                                  April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Asset Backed Securities (0.5%)

Citibank Credit Card Issuance Trust,
   Series 2002-A1, Class A1,
   4.95%, 2/9/09                             $    100     $    105
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE2, Class A4,
   3.65%, 10/25/33                                313          300
Harley-Davidson Motorcycle Trust,
   Series 2002-1, Class A2,
   4.50%, 1/15/10                                  45           46
Harley-Davidson Motorcycle Trust,
   Series 2002-2, Class A2,
   3.09%, 6/15/10                                  40           41
Honda Auto Receivables Owner Trust,
   Series 2003-3, Class A4,
   2.77%, 11/21/08                                120          120
WFS Financial Owner Trust,
   Series 2003-4, Class A4,
   3.15%, 5/20/11                                  70           70

Total Asset Backed Securities (Cost $689)                      682


Collateralized Mortgage Obligations (2.7%)

Bank of America-First Union National
   Bank Commercial Mortgage,
   Series 2001-3, Class A2,
   5.46%, 4/11/37                                 180          188
Fannie Mae Whole Loan,
   Series 2003-W10, Class 3A3,
   2.98%, 6/25/40                                 312          296
Fannie Mae Whole Loan,
   Series 2003-W12, Class 1A6,
   4.50%, 6/25/43                                 852          859
Fannie Mae Whole Loan,
   Series 2003-W15, Class 2A4,
   4.25%, 8/25/43                                 695          690
Fannie Mae Whole Loan,
   Series 2003-W18, Class 1A5,
   4.61%, 8/25/43                                 357          358
Federal Home Loan Mortgage Corp.,
   Structured Pass Through Securities,
   Series T-42, Class A5,
   7.50%, 2/25/42                                 327          352
Federal National Mortgage Association,
   Grantor Trust, Series 2002-T16,
   Class A3, 7.50%, 7/25/42                       343          369
First Union National Bank
   Commercial Mortgage,
   Series 2001-C2, Class A1,
   6.20%, 1/12/43                                 288          308
Government National
   Mortgage Association,
   Series 2001-12, Class B,
   6.14%*, 6/16/21                                340          367

Total Collateralized Mortgage
Obligations (Cost $3,782)                                    3,787


Commercial Paper (2.5%)

General Electric Capital Corp.,
   1.02%, 5/3/04                                3,466        3,466

Total Commercial Paper (Cost $3,466)                         3,466

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                          Shares       Value


Common Stocks (63.1%)

Aerospace/Defense (3.3%):
Boeing Co.                                     93,500     $  3,991
Northrop Grumman Corp.                          5,500          546

                                                             4,537

Aluminum (0.7%):
Alcoa, Inc.                                    30,800          947

Automotive Parts (0.5%):
Delphi Corp.                                   63,000          643

Banks (2.6%):
PNC Financial Services Group, Inc.             45,400        2,411
U.S. Bancorp                                   48,300        1,238

                                                             3,649

Beverages (0.3%):
Anheuser-Busch Cos., Inc.                       7,500          384

Chemicals -- General (0.8%):
Air Products & Chemicals, Inc.                 23,400        1,166

Computers & Peripherals (2.9%):
Apple Computer, Inc. (b)                       96,500        2,483
EMC Corp. (b)                                  69,100          771
International Business Machines Corp.           9,500          838

                                                             4,092

E-Commerce (1.3%):
Amazon.com, Inc. (b)                           41,000        1,782

Electronic & Electrical -- General (3.0%):
General Electric Co.                          141,600        4,241

Entertainment (1.4%):
Walt Disney Co. (d)                            87,000        2,004

Environmental Control (1.5%):
Waste Management, Inc.                         74,100        2,104

Financial Services (2.4%):
Citigroup, Inc.                                57,333        2,757
MBNA Corp.                                     25,000          610

                                                             3,367

Food Distributors, Supermarkets
   & Wholesalers (0.9%):
Kroger Co. (b)                                 70,800        1,239

Food Processing & Packaging (1.1%):
Sara Lee Corp.                                 65,600        1,514

Forest Products -- Lumber & Paper (0.5%):
International Paper Co.                        17,000          685

Health Care (1.1%):
Medtronic, Inc.                                31,600        1,595

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                          Shares       Value


Insurance -- Multi-Line (3.1%):
American International Group, Inc.             43,930     $  3,147
XL Capital Ltd., Class A                       16,200        1,237

                                                             4,384

Internet Service Provider (1.1%):
Yahoo, Inc. (b)                                30,500        1,539

Manufacturing -- Miscellaneous (1.0%):
Honeywell International, Inc.                  40,900        1,414

Media (2.2%):
Time Warner, Inc. (b)                         150,300        2,528
Viacom, Inc., Class B                          13,400          518

                                                             3,046

Oil & Gas Exploration,
   Production & Services (1.7%):
Transocean, Inc. (b)                           26,400          733
Unocal Corp.                                   44,000        1,586

                                                             2,319

Oil -- Integrated Companies (3.1%):
BP PLC                                         81,400        4,306

Oilfield Services & Equipment (2.3%):
Halliburton Co.                                21,800          650
Schlumberger Ltd.                              44,200        2,587

                                                             3,237

Pharmaceuticals (6.9%):
Bristol-Myers Squibb Co.                       99,500        2,497
Gilead Sciences, Inc. (b)                      26,600        1,618
Johnson & Johnson, Inc.                        46,900        2,534
Merck & Co., Inc.                              38,000        1,786
Pfizer, Inc.                                   32,720        1,170

                                                             9,605

Pipelines (0.4%):
El Paso Corp.                                  74,800          524

Radio & Television (1.3%):
Comcast Corp., Class A Special Shares (b)      61,000        1,836

Real Estate Investment Trust (1.2%):
Equity Office Properties Trust                 68,200        1,717

Retail -- Department Stores (0.7%):
Kohl's Corp. (b)                               24,673        1,031

Semiconductors (3.1%):
Intel Corp.                                    64,600        1,662
Micron Technology, Inc. (b)                    60,000          817
Texas Instruments, Inc.                        74,600        1,873

                                                             4,352

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                             Shares or
                                             Principal
Security Description                          Amount       Value


Software & Computer Services (5.3%):
Automatic Data Processing, Inc.                62,300     $  2,730
First Data Corp.                               47,000        2,133
Microsoft Corp.                                95,500        2,480

                                                             7,343

Telecommunications -- Cellular (1.2%):
Vodafone Group PLC, ADR                        70,300        1,725

Telecommunications -- Equipment (1.2%):
Motorola, Inc.                                 89,000        1,624

Transportation Services (1.2%):
FedEx Corp.                                    23,400        1,683

Utilities -- Electric (0.9%):
Dominion Resources, Inc.                       11,700          747
Duke Energy Corp.                              21,900          461

                                                             1,208

Utilities -- Telecommunications (0.9%):
SBC Communications, Inc.                       50,856        1,266

Total Common Stocks (Cost $83,210)                          88,108


Corporate Bonds (10.7%)

Airlines (0.1%):
Southwest Airlines Co., 6.50%, 3/1/12        $     50           53

Aluminum (0.1%):
Alcoa, Inc., 5.38%, 1/15/13                       107          109

Automotive (0.1%):
DaimlerChrysler NA Holding Corp.,
   7.38%, 9/15/06, MTN                             93          101
DaimlerChrysler NA Holding Corp.,
   8.50%, 1/18/31                                  39           45

                                                               146

Banks (1.4%):
Bank of America Corp., 7.80%, 2/15/10             196          228
Bank One Corp., 6.88%, 8/1/06                     258          281
European Investment Bank, 7.13%, 9/18/06          243          269
First Union National Bank, 7.80%, 8/18/10          82           97
Inter-American Development Bank,
   7.00%, 6/15/25                                  61           71
International Bank for
   Reconstruction & Development,
   4.13%, 8/12/09                                 373          377
J.P. Morgan Chase & Co., 5.75%, 1/2/13            167          173
Korea Development Bank, 3.88%, 3/2/09              89           87
Marshall & Ilsley Bank, 4.13%, 9/4/07             102          105
Southtrust Bank NA, 4.75%, 3/1/13                 111          108
Wells Fargo & Co., 4.95%, 10/16/13                183          179

                                                             1,975

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Beverages (0.1%):
Anheuser-Busch Cos., Inc., 4.95%, 1/15/14    $    110     $    109
Coca-Cola Enterprises, Inc., 5.75%, 11/1/08        25           27

                                                               136

Chemicals (0.1%):
Dow Chemical, 6.00%, 10/1/12                       51           54
Rohm & Haas Co., 7.40%, 7/15/09                   101          115

                                                               169

Computers & Peripherals (0.2%):
Hewlett-Packard Co., 7.15%, 6/15/05                48           51
Hewlett-Packard Co., 6.50%, 7/1/12                 59           65
International Business Machines Corp.,
   8.38%, 11/1/19                                 177          226

                                                               342

Consumer Products (0.1%):
Proctor & Gamble Co.,
   4.30%, 8/15/08                                 112          115

Financial Services (3.3%):
Boeing Capital Corp., 6.50%, 2/15/12              168          183
Caterpillar Financial Services Corp.,
   2.59%, 7/15/06                                 228          227
CIT Group, Inc., 6.50%, 2/7/06                    233          248
Citigroup, Inc., 5.75%, 5/10/06                   181          192
Citigroup, Inc., 5.63%, 8/27/12                   150          156
Ford Motor Credit Co., 6.50%, 1/25/07             183          194
Ford Motor Credit Co., 7.25%, 10/25/11            109          116
General Electric Capital Corp.,
   5.38%, 3/15/07, MTN                            242          256
General Electric Capital Corp.,
   6.75%, 3/15/32, MTN                            187          201
General Motors Acceptance Corp.,
   6.13%, 1/22/08                                 127          134
General Motors Acceptance Corp.,
   6.88%, 9/15/11                                 384          404
Goldman Sachs Group, Inc.,
   5.70%, 9/1/12                                  233          240
Goldman Sachs Group, Inc.,
   5.15%, 1/15/14                                  59           57
Household Finance Corp.,
   4.13%, 12/15/08                                272          273
International Lease Finance Corp.,
   5.88%, 5/1/13                                  252          263
John Deere BV, 5.88%, 4/6/06                      180          191
Lehman Brothers Holdings, Inc.,
   7.88%, 8/15/10                                 107          125
Merrill Lynch & Co., Inc., 6.00%, 2/17/09         184          198
Morgan Stanley Group, Inc., 6.88%, 3/1/07         165          182
National Rural Utilities
   Cooperative Finance Corp.,
   5.75%, 8/28/09                                  50           53
National Rural Utilities
   Cooperative Finance Corp.,
   8.00%, 3/1/32, MTN                             225          278
SLM Corp., 4.00%, 1/15/09, MTN                    175          174
Toyota Motor Credit Corp., 4.35%, 12/15/10         50           50
Verizon Global Funding Corp.,
   7.75%, 12/1/30                                  86           98

                                                             4,493

Food Processing & Packaging (0.1%):
Conagra Foods, Inc., 8.25%, 9/15/30                40           49
Kellogg Co., 6.60%, 4/1/11                         91          101

                                                               150

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Food -- Distributors, Supermarkets,
   & Wholesalers (0.3%):
Albertson's, Inc., 6.55%, 8/1/04             $    163     $    165
Kroger Co., 6.80%, 4/1/11                         130          143
Safeway, Inc., 4.80%, 7/16/07                      44           45

                                                               353

Forest Products -- Lumber & Paper (0.5%):
International Paper Co., 5.50%, 1/15/14           361          357
Weyerhaeuser Co., 6.00%, 8/1/06                   193          205
Weyerhaeuser Co., 7.38%, 3/15/32                   90           99

                                                               661

Governments -- Foreign (0.9%):
Italy, Government International Bond,
   2.75%, 12/15/06                                185          183
Province of Manitoba, 4.25%, 11/20/06             361          373
Province of Ontario, 3.50%, 9/17/07                99           99
Province of Ontario, 5.50%, 10/1/08               219          234
United Mexican States, 4.63%, 10/8/08             167          166
United Mexican States, 6.38%, 1/16/13, MTN        184          187

                                                             1,242

Health Care (0.0%):
UnitedHealth Group, Inc., 4.75%, 2/10/14           45           43

Heavy Machinery (0.1%):
Deere & Co., 6.95%, 4/25/14                        91          103

Insurance -- Property, Casualty, Health (0.3%):
Allstate Corp., 7.20%, 12/1/09                    105          121
Chubb Corp., 6.00%, 11/15/11                      114          121
St. Paul Cos., Inc., 5.75%, 3/15/07               154          164

                                                               406

Media (0.1%):
News America, Inc., 6.63%, 1/9/08                  45           49
Time Warner, Inc., 8.11%, 8/15/06                  10           11
Time Warner, Inc., 6.88%, 5/1/12                   22           24
Time Warner, Inc., 7.70%, 5/1/32                   25           28

                                                               112

Medical Supplies (0.0%):
Baxter International, Inc., 5.25%, 5/1/07          45           47

Oil & Gas -- Exploration & Production (0.2%):
Anadarko Petroleum Corp., 3.25%, 5/1/08            93           91
Devon Financing Corp. ULC, 7.88%, 9/30/31          48           55
Union Oil Co. of California, 7.50%, 2/15/29        99          113
Valero Energy Corp., 7.50%, 4/15/32                63           71

                                                               330

Oil -- Integrated Companies (0.1%):
ConocoPhillips, 4.75%, 10/15/12                   144          142

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Pharmaceuticals (0.1%):
Wyeth, 5.50%, 3/15/13                        $    128     $    128

Pipelines (0.5%):
Consolidated Natural Gas, 6.25%, 11/1/11          109          118
Duke Energy Field Services, 7.88%, 8/16/10         87          101
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                                 443          463

                                                               682

Radio & Television (0.1%):
Clear Channel Communications, Inc.,
   5.75%, 1/15/13                                  45           46
Comcast Cable Communications,
   6.38%, 1/30/06                                  64           68
Cox Communications, Inc.,
   7.75%, 8/15/06                                  21           23

                                                               137

Railroads (0.2%):
Norfolk Southern Corp., 7.25%, 2/15/31            161          178
Union Pacific Co., 6.65%, 1/15/11                  84           93

                                                               271

Real Estate (0.1%):
EOP Operating LP, 7.00%, 7/15/11                   47           52
ERP Operating LP, 5.20%, 4/1/13                    88           88

                                                               140

Restaurants (0.0%):
McDonald's Corp., 6.00%, 4/15/11                   55           59

Retail (0.1%):
Wal-Mart Stores, Inc., 6.88%, 8/10/09             174          196

Telecommunications -- Cellular (0.2%):
360 Communications Co., 7.50%, 3/1/06              97          105
AT&T Wireless Services, Inc., 7.88%, 3/1/11        99          114
Vodafone Group Plc, 7.75%, 2/15/10                 55           64

                                                               283

Telecommunications -- Equipment (0.0%):
Motorola, Inc., 7.63%, 11/15/10                    48           54

Utilities -- Electric (0.8%):
Constellation Energy Group, Inc.,
   7.00%, 4/1/12                                   40           44
Constellation Energy Group, Inc.,
   7.60%, 4/1/32                                  102          114
Dominion Resources, Inc., 6.25%, 6/30/12           44           47
Exelon Generation Co. LLC, 6.95%, 6/15/11         148          165
Hydro-Quebec, 8.40%, 1/15/22                       77          100
Pacific Gas & Electric Co., 6.05%, 3/1/34         201          190
Wisconsin Energy Corp., 5.88%, 4/1/06             473          500

                                                             1,160

Utilities -- Telecommunications (0.5%):
Alltel Corp., 7.88%, 7/1/32                        43           51
Ameritech Capital Funding, 6.15%, 1/15/08          89           97
AT&T Corp., 8.05%, 11/15/11                        56           61

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Bellsouth Corp., 6.88%, 10/15/31             $     45     $     48
Deutsche Telekom International Finance BV,
   8.75%, 6/15/30                                 145          179
France Telecom, 8.75%, 3/1/11                      92          109
Sprint Capital Corp., 8.38%, 3/15/12              124          146

                                                               691

Total Corporate Bonds (Cost $14,868)                        14,928


U.S. Government Agencies (3.4%)

Federal Home Loan Bank (0.9%):
2.10%, 10/13/06, Callable 4/13/05 @ 100           320          315
3.63%, 11/14/08                                   110          109
5.25%, 8/15/22                                    895          865

                                                             1,289

Federal Home Loan Mortgage Corp. (1.1%):
2.38%, 2/15/07                                    255          251
3.00%, 3/28/08, Callable 3/30/05 @ 100, MTN       500          484
3.63%, 9/15/08                                    400          397
4.25%, 5/4/09, Callable 5/4/05 @ 100              405          404

                                                             1,536

Federal National Mortgage Association (1.2%):
4.75%, 1/2/07                                     410          427
4.00%, 9/2/08                                     227          227
3.75%, 9/15/08, Callable 9/15/05 @ 100            248          245
3.65%, 10/15/08, Callable 10/15/04 @ 100          165          164
6.25%, 2/1/11                                     100          108
5.13%, 1/2/14                                     489          482

                                                             1,653

U.S. Government Loan Trust (0.2%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                      258          275

Total U.S. Government Agencies (Cost $4,795)                 4,753


U.S. Government Mortgage Backed (13.8%)

Federal Home Loan Mortgage Corp. (2.1%):
4.50%, 9/1/18-12/1/18                             452          446
5.00%, 7/1/18                                     262          264
5.50%, 10/1/17-12/1/18                          1,202        1,233
6.50%, 5/1/26-7/1/32                              576          602
7.00%, 10/1/28-4/1/32                             209          220
8.00%, 6/1/30                                      56           61
8.50%, 7/1/21-4/1/29                               92          101

                                                             2,927

Federal National Mortgage
   Association (10.7%):
4.50%, 6/1/18-1/1/19                            1,291        1,273
5.00%, 6/1/18-4/1/34                            2,871        2,830

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


5.50%, 5/1/18-1/1/34                        $   4,035     $  4,052
5.92%, 2/1/12                                     489          526
6.00%, 5/15/09-1/1/34                           3,039        3,137
6.50%, 3/1/29-8/1/33                            1,461        1,521
7.00%, 5/1/22-3/1/32                              234          247
7.50%, 3/1/27                                      79           85
8.00%, 6/1/12-3/1/30                              668          726
8.50%, 11/1/17                                     22           24
9.50%, 10/1/21                                     71           80
10.00%, 11/1/13                                    99          110
10.50%, 11/1/13                                   112          125
11.00%, 11/1/13                                   129          145

                                                            14,881

Government National Mortgage
   Assoc. (1.0%):
6.00%, 7/15/29                                    417          428
6.50%, 7/15/28                                     18           19
7.00%, 12/15/25-4/15/28                           249          267
7.50%, 8/15/29                                    120          128
8.50%, 12/15/17                                   266          294
9.50%, 7/15/09-7/15/25                            233          262

                                                             1,398

Total U.S. Government
Mortgage Backed (Cost $19,236)                              19,206


U.S. Treasury Obligations (2.0%)

U.S. Treasury Bonds (0.7%):
8.00%, 11/15/21                                   229          302
7.13%, 2/15/23                                     14           17
5.38%, 2/15/31                                    650          658

                                                               977

U.S. Treasury Inflation
   Protected Bonds (0.7%):
1.88%, 7/15/13                                  1,020        1,020

U.S. Treasury Notes (0.6%):
1.25%, 5/31/05                                    130          129
3.13%, 10/15/08                                   147          145
4.25%, 8/15/13                                    382          376
4.00%, 2/15/14                                    206          198
                                                               848

Total U.S. Treasury Obligations (Cost $2,921)                2,845

Total Investments (Cost $132,967) (a) -- 98.7%             137,775

Other assets in excess of liabilities -- 1.3%                1,875

NET ASSETS -- 100.00%                                     $139,650

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Convertible Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)

                                             Shares or
                                             Principal
Security Description                          Amount       Value


Commercial Paper (1.1%)

General Electric Capital Corp.,
   1.02%, 5/3/04                              $   993      $   993

Total Commercial Paper (Cost $993)                             993


Common Stocks (0.7%)

Insurance (0.6%):
First American Corp. (b)                       19,109          518

Pipelines (0.1%):
Western Gas Resources, Inc. (b)                 1,984          108

Total Common Stocks (Cost $604)                                626


Convertible Bonds (63.0%)

Advertising (1.5%):
Lamar Advertising Co.,
   Convertible Subordinated Notes,
   2.88%, 12/31/10                              1,250        1,353

Aerospace/Defense (1.0%):
Gencorp, Inc.,
   Convertible Subordinated Notes,
   5.75%, 4/15/07                                 830          837

Agriculture (1.4%):
Bunge Ltd. Finance Corp.,
   Convertible Subordinated Notes,
   3.75%, 11/15/22,
   Callable 11/22/05 @ 101.50 9 (c)               740          955
Bunge Ltd. Finance Corp.,
   Convertible Subordinated Notes,
   3.75%, 11/15/22,
   Callable 11/22/05 @ 101.50                     225          290

                                                             1,245

Apparel/Footwear (1.8%):
Reebok International Ltd.,
   Convertible Subordinated Notes,
   4.25%, 3/1/21,
   Continuously Callable @ 102.13                 925          939
Reebok International Ltd.,
   Convertible Subordinated Notes,
   2.00%, 5/1/24,
   Callable 5/1/09 @ 100 (c)                      665          667

                                                             1,606

Automotive (2.6%):
Navistar International,
   Convertible Subordinated Notes,
   2.50%, 12/15/07 (c)                            950        1,408
Navistar International,
   Convertible Subordinated Notes,
   2.50%, 12/15/07                                600          890

                                                             2,298

Biotechnology (1.2%):
Gilead Sciences, Inc.,
   Convertible Subordinated Notes,
   2.00%, 12/15/07,
   Callable 12/20/05 @ 100.80                     750        1,043

Broadcasting/Cable (3.5%):
Liberty Media Corp.,
   Convertible Subordinated Notes,
   0.75%, 3/30/23,
   Callable 4/5/08 @ 100                          300          338
Liberty Media Corp.,
   Convertible Subordinated Notes,
   0.75%, 3/30/23,
   Callable 4/5/08 @ 100 (c)                      810          911

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                               April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Liberty Media Corp.,
   Convertible Subordinated Notes,
   3.50%, 1/15/31,
   Callable 1/15/06 @ 100 (c)                 $ 1,055      $   963
Liberty Media Corp.,
   Convertible Subordinated Notes,
   3.25%, 3/15/31,
   Callable 3/15/06 @ 100                         780          730

                                                             2,942

Brokerage Services (1.2%):
Lehman Brothers Holdings, Inc.,
   Convertible Subordinated Notes,
   0.75%, 2/11/11,
   Callable 9/25/06 @ 100                       1,000        1,089

Computer -- Peripherals (0.9%):
EMC Corp.,
   Convertible Subordinated Notes,
   4.50%, 4/1/07,
   Callable 4/5/05 @ 101.80                       725          796

Construction (1.7%):
Fluor Corp.,
   Convertible Subordinated Notes,
   1.50%, 2/15/24,
   Callable 2/16/09 @ 100                       1,480        1,467

Electronics (2.1%):
Agilent Technologies, Inc.,
   Convertible Subordinated Notes,
   3.00%, 12/1/21,
   Callable 12/6/04 @ 100                         800          839
Agilent Technologies, Inc.,
   Convertible Subordinated Notes,
   3.00%, 12/1/21,
   Callable 12/6/04 @ 100 (c)                     325          341
Artesyn Technologies,
   Convertible Subordinated Notes,
   5.50%, 8/15/10,
   Callable 8/15/08 @ 100 (c)                     250          368
Cymer, Inc.,
   Convertible Subordinated Notes,
   3.50%, 2/15/09,
   Callable 2/20/05 @ 101.75                      300          302

                                                             1,850

Entertainment (2.6%):
Carnival Corp.,
   Convertible Subordinated Notes,
   2.00%, 4/15/21,
   Callable 4/15/08 @ 100                         705          871
GTECH Holdings Corp.,
   Convertible Subordinated Notes,
   1.75%, 12/15/21,
   Callable 12/15/06 @ 100                        160          357
Walt Disney Co.,
   Convertible Subordinated Notes,
   2.13%, 4/15/23,
   Callable 4/15/08 @ 100                       1,015        1,063

                                                             2,291

Health Care (1.3%):
Medtronic, Inc.,
   Convertible Subordinated Notes,
   1.25%, 9/15/21,
   Callable 9/15/06 @ 100.62                    1,120        1,166

Heavy Machinery (2.3%):
AGCO Corp.,
   Convertible Subordinated Notes,
   1.75%, 12/31/33,
   Callable 12/31/10 @ 100 (c)                    450          506
Tyco International Group SA,
   Convertible Subordinated Notes,
   3.13%, 1/15/23,
   Callable 1/20/08 @ 101.82                    1,100        1,536

                                                             2,042

Hotels & Motels (0.6%):
Hilton Hotels Corp.,
   Convertible Subordinated Notes,
   3.38%, 4/15/23,
   Callable 4/15/08 @ 100 (c)                     491          528

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                               April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Insurance -- Life (1.9%):
AON Corp.,
   Convertible Subordinated Notes,
   3.50%, 11/15/12,
   Callable 11/19/07 @ 101 (c)                $   350      $   461
AON Corp.,
   Convertible Subordinated Notes,
   3.50%, 11/15/12,
   Callable 11/19/07 @ 101                        920        1,211

                                                             1,672

Insurance -- Multi-Line (2.6%):
American International Group,
   Convertible Subordinated Notes,
   0.50%, 5/15/07,
   Continuously Callable @ 100                    450          437
Loews Corp.,
   Convertible Subordinated Notes,
   3.13%, 9/15/07,
   Callable 9/15/04 @ 100.94                      875          848
Ohio Casualty Corp.,
   Convertible Subordinated Notes,
   5.00%, 3/19/22,
   Callable 3/23/05 @ 102                         750          796
Ohio Casualty Corp.,
   Convertible Subordinated Notes,
   5.00%, 3/19/22,
   Callable 3/23/05 @ 102 (c)                     170          180

                                                             2,261
Mining (1.7%):
Inco Ltd.,
   Convertible Subordinated Notes,
   1.00%, 3/14/23,
   Callable 3/19/10 @ 94.12 (c)                   250          280
Inco Ltd.,
   Convertible Subordinated Notes,
   1.00%, 3/14/23,
   Callable 3/19/10 @ 94.12                       475          532
Placer Dome, Inc.,
   Convertible Subordinated Notes,
   2.75%, 10/15/23,
   Callable 10/20/10 @ 100.83 (c)                 645          693

                                                             1,505

Oil & Gas Exploration,
   Production & Services (1.4%):
Kerr-McGee Corp.,
   Convertible Subordinated Notes,
   5.25%, 2/15/10,
   Callable 2/15/05 @ 102.63                    1,150        1,209

Oilfield Services & Equipment (2.7%):
Halliburton Co.,
   Convertible Subordinated Notes,
   3.13%, 7/15/23,
   Callable 7/15/08 @ 100 (c)                   1,025        1,116
Schlumberger Ltd.,
   Convertible Subordinated Notes,
   2.13%, 6/1/23,
   Callable 6/6/10 @ 100 (c)                      825          846
Schlumberger Ltd.,
   Convertible Subordinated Notes,
   2.13%, 6/1/23,
   Callable 6/6/10 @ 100                          400          410

                                                             2,372

Pharmaceuticals (5.6%):
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/04 @ 62.10                     1,270          956
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/04 @ 62.10 (c)                   250          188
Cephalon, Inc.,
   Convertible Subordinated Notes,
   0.00%, 6/15/33,
   Callable 6/15/10 @ 100.25 (c)                  500          568
Teva Pharmaceutical Financial,
   Convertible Subordinated Notes,
   0.38%, 11/15/22,
   Callable 11/18/07 @ 100                      1,210        1,777
Watson Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   1.75%, 3/15/23,
   Callable 3/20/08 @ 100 (c)                     935        1,026

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                               April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Watson Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   1.75%, 3/15/23,
   Callable 3/20/08 @ 100                     $   300      $   329

                                                             4,844

Photography (0.8%):
Eastman Kodak Co.,
   Convertible Subordinated Notes,
   3.38%, 10/15/33,
   Callable 10/15/10 @ 100 (c)                    665          736

Pipelines (0.7%):
Noram Energy,
   Convertible Subordinated Notes,
   6.00%, 3/15/12,
   Continuously Callable @ 100                    577          571

Real Estate (0.6%):
EOP Operating LP,
   Convertible Subordinated Notes,
   7.25%, 11/15/08,
   Callable 11/15/04 @ 100 (c)                    500          516

Restaurants (2.1%):
Brinker International, Inc.,
   Convertible Subordinated Notes,
   0.00%, 10/10/21,
   Callable 10/10/04 @ 62.86                    1,410        1,015
Triarc Cos.,
   Convertible Subordinated Notes,
   5.00%, 5/15/23,
   Callable 5/20/10 @ 100                         800          823

                                                             1,838

Retail -- Discount (1.0%):
Costco Wholesale Corp.,
   Convertible Subordinated Notes,
   0.00%, 8/19/17,
   Callable 8/19/04 @ 63.70                     1,000          849

Retail -- Specialty Stores (2.8%):
Lowes Cos., Inc.,
   Convertible Subordinated Notes,
   0.86%, 10/19/21,
   Callable 10/19/06 @ 86.10                    1,495        1,515
TJX Cos., Inc.,
   Convertible Subordinated Notes,
   0.00%, 2/13/21,
   Callable 2/13/07 @ 75.68                     1,045          916

                                                             2,431

Semiconductor Equipment (1.9%):
Credence Systems Corp.,
   Convertible Subordinated Notes,
   1.50%, 5/15/08 (c)                             550          687
Credence Systems Corp.,
   Convertible Subordinated Notes,
   1.50%, 5/15/08                                 300          375
Veeco Instruments, Inc.,
   Convertible Subordinated Notes,
   4.13%, 12/21/08,
   Callable 12/21/04 @ 102.36 (c)                 600          602

                                                             1,664

Semiconductors (2.2%):
Cypress Semiconductor,
   Convertible Subordinated Notes,
   1.25%, 6/15/08,
   Callable 6/20/06 @ 100 (c)                     200          236
Fairchild Semiconductor,
   Convertible Subordinated Notes,
   5.00%, 11/1/08,
   Callable 11/5/04 @ 102.25                      900          923
Micron Technology, Inc.,
   Convertible Subordinated Notes,
   2.50%, 2/1/10,
   Callable 2/6/06 @ 101.43 (c)                   400          523
Micron Technology, Inc.,
   Convertible Subordinated Notes,
   2.50%, 2/1/10,
   Callable 2/6/06 @ 101.43                       200          262

                                                             1,944

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                             Shares or
                                             Principal
Security Description                          Amount       Value


Software & Computer Services (2.2%):
ASML Holding NV,
   Convertible Subordinated Notes,
   5.75%, 10/15/06 (c)                        $   500      $   583
Fair Isaac Corp.,
   Convertible Subordinated Notes,
   1.50%, 8/15/23,
   Callable 8/15/08 @ 100 (c)                     200          207
Fair Isaac Corp.,
   Convertible Subordinated Notes,
   1.50%, 8/15/23,
   Callable 8/15/08 @ 100                         500          518
Network Associates, Inc.,
   Convertible Subordinated Notes,
   5.25%, 8/15/06,
   Callable 8/20/04 @ 101.31                      550          580

                                                             1,888

Steel (0.6%):
Steel Dynamics, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/12,
   Callable 12/18/07 @ 101.14 (c)                 350          566

Telecommunications --
   Services & Equipment (3.1%):
ADC Telecommunications,
   Convertible Subordinated Notes,
   1.00%, 6/15/08 (c)                             500          488
Harris Corp.,
   Convertible Subordinated Notes,
   3.50%, 8/15/22,
   Callable 8/18/07 @ 100                         750          919
Lucent Technologies, Inc.,
   Convertible Subordinated Notes,
   2.75%, 6/15/25,
   Callable 6/20/13 @ 100                         970        1,309

                                                             2,716

Transportation Services (2.7%):
GATX Corp.,
   Convertible Subordinated Notes,
   7.50%, 2/1/07 (c)                              410          466
GATX Corp.,
   Convertible Subordinated Notes,
   7.50%, 2/1/07                                  550          625
GATX Corp.,
   Convertible Subordinated Notes,
   5.00%, 8/15/23,
   Callable 8/15/08 @ 100 (c)                     300          368
Yellow Roadway Corp., 3.38%, 11/25/23,
   Callable 11/30/12 @ 100 (c)                    850          948

                                                             2,407

Utilities -- Telecommunications (0.7%):
CenturyTel, Inc.,
   Convertible Subordinated Notes,
   4.75%, 8/1/32,
   Callable 8/5/06 @ 102.85                       600          655

Total Convertible Bonds (Cost $52,644)                      55,197


Convertible Preferred Stock (35.0%)

Advertising (1.3%):
Interpublic Group of Cos., Inc., 5.38%         20,000        1,151

Aerospace/Defense (1.8%):
Northrop Grumman Corp., 7.25%                  12,595        1,318
Northrop Grumman Corp., Series B, 7.00%         2,400          304

                                                             1,622

Automotive (4.7%):
Ford Motor Co. Capital Trust II, 6.50%         26,835        1,514
General Motors Corp., Series C, 6.25%          83,688        2,551

                                                             4,065

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                          Shares       Value


Banks (1.5%):
Commerce Capital Trust II, 5.95%                7,000      $   444
Commerce Capital Trust II, 5.95% (c)            7,500          475
Washington Mutual, Inc., 5.38%                  7,400          406

                                                             1,325

Commercial Services (1.8%):
Cendant Corp., 7.75%                           31,000        1,544

Household Goods -- Appliances,
   Furnishings & Electronics (2.1%):
Newell Financial Trust I, 5.25%                41,200        1,864

Insurance -- Multi-Line (2.3%):
PMI Group, Inc., 5.88%                         38,300        1,063
Travelers Property Casualty Corp., 4.50%       39,000          961

                                                             2,024

Insurance -- Property, Casualty,
   Health (1.8%):
Chubb Corp., 7.00%                             27,000          757
Chubb Corp., 7.00%                              5,760          163
XL Capital Ltd., 6.50%                         25,000          634

                                                             1,554

Machinery (0.7%):
Cummins Capital Trust I, 7.00%                  8,000          571

Medical Equipment & Supplies (0.9%):
Baxter International, Inc., 7.00%              13,900          753

Office Equipment & Supplies
   (Non-Computer Related) (0.6%):
Xerox Corp, 6.25%                               4,000          502

Oil -- Integrated Companies (3.1%):
Amerada Hess Corp., 7.00%                      16,972        1,139
Unocal Capital Trust, 6.25%                    30,000        1,563

                                                             2,702

Paper & Forest Products (1.7%):
International Paper Capital Trust, 5.25%       29,400        1,488

Pharmaceuticals (1.3%):
Omnicare, Inc., 4.00%                          19,000        1,178

Real Estate Investment Trusts (0.5%):
Equity Residential Properties,
   Series E, 7.00%                             15,310          475

Retail -- Specialty Stores (0.5%):
Toys "R" Us, Inc., 6.25%                        9,800          434

Steel (1.4%):
United States Steel Corp., 7.00%               12,999        1,267

Telecommunications (4.2%):
Alltel Corp., 7.75%                            21,800        1,087
Citizens Communications Co., 6.75%             40,200        1,026
Motorola, Inc., 7.00%                          32,089        1,608

                                                             3,721

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                          Shares       Value


Transportation Services (0.5%):
CNF Trust I, Series A, 5.00%                    8,775      $   451

Utilities -- Electric (2.3%):
American Electric Power, 9.25%                 20,000          891
FPL Group, Inc., 8.50%                         19,625        1,096

                                                             1,987

Total Convertible Preferred Stock (Cost $27,379)            30,678

Total Investments (Cost $81,620) (a) -- 99.8%               87,494

Other assets in excess of liabilities -- 0.2%                  204

NET ASSETS -- 100.0%                                       $87,698

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Real Estate Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                          Shares       Value


Common Stocks (67.1%)

Hotels (2.9%):
Hilton Hotels Corp.                            37,400      $   654
Starwood Hotels & Resorts Worldwide, Inc.       9,800          390

                                                             1,044

Real Estate Development (2.4%):
Brookfield Properties Corp.                    18,800          523
St. Joe Co.                                     8,700          341

                                                               864

Real Estate Investment Trusts (61.8%):

Apartments (10.9%):
Amli Residential Properties Trust               7,600          192
Archstone-Smith Trust                          15,200          417
Associated Estates Realty Corp.                60,400          492
Avalonbay Communities, Inc.                    11,300          561
Camden Property Trust                           9,800          415
Gables Residential Trust                        9,300          296
Home Properties of New York, Inc.              18,800          702
Post Properties, Inc.                          26,500          712
Summit Properties, Inc.                         7,600          172

                                                             3,959

Diversified (9.1%):
Alexander's, Inc. (b)                           3,800          593
Cousins Properties, Inc.                       22,200          624
Crescent Real Estate Equities Co.              49,900          772
Keystone Property Trust                        12,600          256
Liberty Property Trust                         18,900          691
Vornado Realty Trust                            7,300          368

                                                             3,304

Health Care (5.3%):
Health Care Property Investors, Inc.           11,400          272
Healthcare Realty Trust, Inc.                   6,500          233
Nationwide Health Properties, Inc.             34,000          617
OMEGA Healthcare Investors, Inc.               15,200          141
Senior Housing Properties Trust                15,200          227
Ventas, Inc.                                   20,000          442

                                                             1,932

Hotels (1.1%):
FelCor Lodging Trust, Inc. (b)                  7,600           76
Host Marriott Corp. (b)                        13,200          157
MeriStar Hospitality Corp. (b)                 30,300          176

                                                               409

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Real Estate Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                          Shares       Value


Industrial Development (4.9%):
AMB Property Corp.                             18,900      $   573
Duke Realty Corp.                               7,300          213
EastGroup Properties, Inc.                     11,100          321
ProLogis                                       22,700          668

                                                             1,775

Office (14.9%):
AmeriVest Properties, Inc.                    100,700          594
Arden Realty, Inc.                             12,600          356
Boston Properties, Inc.                        15,600          733
Brandywine Realty Trust                         9,300          236
Corporate Office Properties Trust              22,400          456
Equity Office Properties Trust                 41,600        1,046
Glenborough Realty Trust, Inc.                 11,300          212
Mack-Cali Realty Corp.                         13,400          500
Reckson Associates Realty Corp.                11,300          269
SL Green Realty Corp.                          13,400          547
Trizec Properties, Inc.                        34,000          487

                                                             5,436

Shopping Centers (14.7%):
Commercial Net Lease Realty                     7,600          126
Developers Diversified Realty Corp.             7,500          246
Equity One, Inc.                               18,800          308
Federal Realty Investment Trust                 7,500          278
Kimco Realty Corp.                              9,300          397
Macerich Co.                                   11,300          473
Mills Corp.                                    22,700          923
New Plan Excel Realty Trust                     7,900          177
Rouse Co.                                      11,300          489
Simon Property Group, Inc.                     11,300          545
Tanger Factory Outlet Centers, Inc.             3,900          149
Taubman Centers, Inc.                          45,800          893
Urstadt Biddle Properties                         600            8
Urstadt Biddle Properties, Class A             10,400          144
Weingarten Realty Investors                     5,600          162

                                                             5,318

Storage (0.9%):
Public Storage, Inc.                            7,500          313

                                                            22,446

Total Common Stocks (Cost $21,604)                          24,354

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Real Estate Fund                                               April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                             Shares or
                                             Principal
Security Description                          Amount       Value


Convertible Preferred Stock (0.9%)

Real Estate Investment Trusts (0.9%):

Diversified (0.9%):
Reckson Associates Realty Corp.,
   Series A, 7.63%                             13,000      $   327

Total Convertible Preferred Stock (Cost $300)                  327


Preferred Stocks (2.2%)

Real Estate Investment Trusts (2.2%):

Diversified (0.7%):
Entertainment Properties Trust,
   Series A, 9.50%                             10,000          260

Hotels (1.1%):
Host Marriott Corp., 10.00%                     5,000          129
Host Marriott Corp., 10.00%                    10,800          288

                                                               417

Office (0.4%):
HRPT Properties Trust, Series A, 9.88%          5,000          132

Total Preferred Stocks (Cost $802)                             809


U.S. Government Agencies (11.3%)

Federal Home Loan Bank (11.3%):
0.81%, 5/3/04                                $  4,091        4,091

Total U.S. Government Agencies (Cost $4,091)                 4,091

Total Investments (Cost $26,797) (a) -- 81.5%               29,581

Other assets in excess of liabilities -- 18.5%               6,701

NET ASSETS -- 100.0%                                       $36,282


Notes to Schedules of Investments

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

                                    Gross           Gross            Net
                                 Unrealized      Unrealized      Unrealized
                                Appreciation    Depreciation    Appreciation

Balanced Fund                      $9,219         $(4,411)         $4,808
Convertible Fund                    7,290          (1,416)          5,874
Real Estate Fund                    3,397            (613)          2,784

(b)  Non-income producing securities.

(c) Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

* Variable rate security. Rate presented represents rate in effect at April 30, 2004. Maturity date reflects actual maturity date.

ADR -- American Depositary Receipts

MTN -- Medium Term Note

   See notes to schedules of investments and notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2004

(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                          Balanced    Convertible   Real Estate
                                                            Fund         Fund          Fund

ASSETS:
Investments, at value
   (Cost $132,967; $81,620; $26,797)                      $137,775      $87,494      $29,581
Collateral received for securities on loan                  34,588           --           --
Cash                                                            50           50          335
Interest and dividends receivable                              455          473           84
Receivable for capital shares issued                            --           50           --
Receivable from brokers for investments sold                 2,629           --        6,571
Receivable from affiliates                                      --           --<F1>        2
Prepaid expenses and other assets                               21            2           33

         Total Assets                                      175,518       88,069       36,606

LIABILITIES:
Payable to brokers for investments purchased                 1,123          284          275
Payable for return of collateral received                   34,588           --           --
Accrued expenses and other payables:
     Investment advisory fees                                   83           56           22
     Administration fees                                         2            1            1
     Custodian fees                                             12            4            3
     Transfer agent fees                                        21            7           10
     Shareholder service fees -- Class A Shares                 28           19            7
     12b-1 fees -- Class C Shares                               --<F1>       --<F1>       --<F1>
     12b-1 fees -- Class R Shares                                2           --            3
     Other                                                       9           --            3

         Total Liabilities                                  35,868          371          324

NET ASSETS:
Capital                                                    150,669       87,300       31,598
Accumulated net investment income                             (226)        (136)        (186)
Net unrealized appreciation from investments                 4,808        5,874        2,784
Accumulated net realized gains (losses)
   from investment transactions                            (15,601)      (5,340)       2,086

         Net Assets                                       $139,650      $87,698      $36,282

Net Assets
     Class A Shares                                       $134,348      $87,691      $29,372
     Class C Shares                                            378            7          421
     Class R Shares                                          4,924           --        6,489

         Total                                            $139,650      $87,698      $36,282

Outstanding units of beneficial interest (shares)
     Class A Shares                                         11,545        7,347        1,966
     Class C Shares                                             33            1           28
     Class R Shares                                            423           --          436

         Total                                              12,001        7,348        2,430

Net asset value
     Redemption price per share -- Class A Shares         $  11.64      $ 11.93      $ 14.94
     Offering and redemption price per
       share -- Class C Shares <F2>                       $  11.62      $ 11.92      $ 14.89
     Offering and redemption price per
       share -- Class R Shares                            $  11.65           --      $ 14.89

Maximum sales charge -- Class A Shares                        5.75%        2.00%        5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset
   value adjusted to nearest cent) -- Class A Shares      $  12.35      $ 12.17      $ 15.85


<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                Balanced    Convertible  Real Estate
                                                  Fund         Fund         Fund

Investment Income:
Interest income                                  $ 1,060      $  625      $    13
Dividend income                                      829         932          309
Income from securities lending                         9          --           --

     Total Income                                  1,898       1,557          322

Expenses:
Investment advisory fees                             500         348          153
Administration fees                                   88          57           24
Shareholder service fees -- Class A Shares           172         116           39
12b-1 fees -- Class C Shares                           1          --<F1>        2
12b-1 fees -- Class R Shares                          12          --           17
Accounting fees                                       51          35           31
Custodian fees                                        35          15            8
Legal and audit fees                                  10           6            3
Trustees' fees and expenses                            3           2            1
Transfer agent fees                                   40          15           15
Registration and filing fees                          16           9           17
Printing fees                                          6           2            2
Other                                                  4           2            2

     Total Expenses                                  938         607          314

Expenses reduced by adviser                           --          --          (26)
Expenses reduced by administrator                     (2)         --           --

     Expenses before reimbursement
        from administrator                           936         607          288
     Expenses reimbursed by administrator            (17)         --<F1>      (14)

     Net Expenses                                    919         607          274

Net Investment Income                                979         950           48

Realized/Unrealized Gains (Losses)
   from Investments:
Net realized gains from
   investment transactions                        14,659       1,960        2,439
Net change in unrealized
   appreciation/depreciation
   from investments                               (9,324)      1,949       (1,955)

Net realized/unrealized gains
   from investments                                5,335       3,909          484

Change in net assets resulting
   from operations                               $ 6,314      $4,859      $   532


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets

(Amounts in Thousands)


                                              Balanced                  Convertible             Real Estate
                                                Fund                       Fund                     Fund

                                         Six                       Six                        Six
                                        Months       Year         Months          Year       Months        Year
                                         Ended       Ended         Ended          Ended       Ended        Ended
                                       April 30,  October 31,    April 30,     October 31,  April 30,   October 31,
                                         2004        2003          2004           2003        2004         2003

                                      (Unaudited)               (Unaudited)                (Unaudited)

From Investment Activities:
Operations:
     Net investment income              $    979   $   3,144      $    950      $  2,106     $     48    $  1,085
     Net realized gains (losses) from
       investment transactions            14,659     (11,728)        1,960          (261)       2,439         548
     Net change in unrealized
       appreciation/depreciation
       from investments                   (9,324)     21,518         1,949         9,884       (1,955)      5,406

Change in net assets resulting
   from operations                         6,314      12,934         4,859        11,729          532       7,039

Distributions to Shareholders:
     From net investment income:
         Class A Shares                   (1,236)     (3,680)       (1,130)       (2,145)        (366)       (967)
         Class C Shares                       (2)         --<F1>        --<F1>        --           (4)        (10)
         Class R Shares                      (38)        (71)           --           (13)         (65)       (181)

Change in net assets from
   distributions to shareholders          (1,276)     (3,751)       (1,130)       (2,158)        (435)     (1,158)

Capital Transactions:
     Proceeds from shares issued          14,832      38,772        11,778        52,151       13,708      24,778
     Proceeds from shares exchanged
       from Class G Shares                    --          --            --         1,777           --          --
     Dividends reinvested                  1,044       3,269           479         1,124          170         371
     Cost of shares redeemed             (19,697)   (214,975)      (22,784)      (27,982)     (10,017)    (26,743)
     Cost of shares exchanged
       to Class A Shares                      --          --            --        (1,777)          --          --

Change in net assets from
   capital transactions                   (3,821)   (172,934)      (10,527)       25,293        3,861      (1,594)

Change in net assets                       1,217    (163,751)       (6,798)       34,864        3,958       4,287

Net Assets:
     Beginning of period                 138,433     302,184        94,496        59,632       32,324      28,037

     End of period                      $139,650   $ 138,433      $ 87,698      $ 94,496     $ 36,282    $ 32,324

Share Transactions:
     Issued                                1,267       3,718           969         4,803          854       1,923
     Issued in connection with
       exchange from Class G Shares           --          --            --           168           --          --
     Reinvested                               89         309            40           105           10          29
     Redeemed                             (1,674)    (20,535)       (1,890)       (2,618)        (636)     (2,103)
     Redeemed in connection with
       exchange to Class A Shares             --          --            --          (168)          --          --

Change in Shares                            (318)    (16,508)         (881)        2,290          228        (151)

Accumulated net investment income       $   (226)  $      71      $   (136)     $     44     $   (186)   $    201


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                    Balanced Fund

                                                                    Class A Shares

                                      Six
                                     Months            Year          Year          Year          Year          Year
                                      Ended            Ended         Ended         Ended         Ended         Ended
                                    April 30,       October 31,   October 31,   October 31,   October 31,   October 31,
                                      2004             2003          2002          2001          2000          1999

                                   (Unaudited)

Net Asset Value,
   Beginning of Period              $  11.24         $  10.48      $  12.35      $  14.47      $  15.10      $  14.67

Investment Activities:
     Net investment income              0.08             0.17          0.26          0.30          0.33          0.32
     Net realized and unrealized
       gains (losses)
       on investments                   0.43             0.81         (1.17)        (1.17)         0.62          1.34

         Total from
           Investment Activities        0.51             0.98         (0.91)        (0.87)         0.95          1.66

Distributions
     Net investment income             (0.11)           (0.22)        (0.28)        (0.30)        (0.34)        (0.31)
     In excess of net
       investment income                  --               --            --            --         (0.01)           --
     Net realized gains                   --               --         (0.68)        (0.95)        (1.23)        (0.92)

         Total Distributions           (0.11)           (0.22)        (0.96)        (1.25)        (1.58)        (1.23)

Net Asset Value,
   End of Period                    $  11.64         $  11.24      $  10.48      $  12.35      $  14.47      $  15.10

Total Return (excludes
   sales charge)                        4.50%<F2>        9.45%        (8.05)%       (6.50)%        6.74%        11.73%

Ratios/Supplemental Data:
Net Assets at end
   of period (000)                  $134,348         $133,959      $298,643      $386,284      $412,606      $422,586
Ratio of expenses to
   average net assets                   1.28%<F3>        1.23%         1.17%         1.25%         1.27%         1.27%
Ratio of net investment income
   to average net assets                1.38%<F3>        1.82%         2.25%         2.30%         2.36%         2.13%
Ratio of expenses to
   average net assets<F1>               1.28%<F3>        1.24%         1.24%         1.32%         1.35%         1.50%
Ratio of net investment income
   to average net assets<F1>            1.38%<F3>        1.81%         2.18%         2.23%         2.28%         1.90%
Portfolio turnover <F4>                   80%             112%          103%          116%          140%          177%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                    Balanced Fund

                                                                   Class C Shares

                                                               Six              March 1,
                                                              Months              2003
                                                               Ended             through
                                                             April 30,         October 31,
                                                               2004             2003<F3>

                                                           (Unaudited)

Net Asset Value, Beginning of Period                          $11.22            $10.12

Investment Activities:
     Net investment income                                      0.05<F2>          0.09
     Net realized and unrealized gains on investments           0.44              1.10

         Total from Investment Activities                       0.49              1.19

Distributions
     Net investment income                                     (0.09)            (0.09)

         Total Distributions                                   (0.09)            (0.09)

Net Asset Value, End of Period                                $11.62            $11.22

Total Return (excludes contingent deferred sales charge)        4.24%<F4>        11.89%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                             $  378            $   49
Ratio of expenses to average net assets <F6>                    1.70%<F5>         1.69%<F5>
Ratio of net investment income to average net assets <F6>       0.86%<F5>         1.04%<F5>
Ratio of expenses to average net assets<F1>                     4.39%<F5>         3.64%<F5>
Ratio of net investment loss to average net assets<F1>         (1.83)%<F5>       (0.91)%<F5>
Portfolio turnover <F7>                                           80%              112%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective March 1, 2003, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund will not exceed 2.00% until at least February 28, 2014.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                     Balanced Fund

                                                                     Class R Shares

                                               Six                                                  December 15,
                                              Months          Year         Year          Year          1999
                                               Ended          Ended        Ended         Ended        through
                                             April 30,     October 31,  October 31,   October 31,   October 31,
                                               2004           2003         2002          2001         2000<F2>
                                            (Unaudited)

Net Asset Value,
   Beginning of Period                        $11.25         $10.49       $12.36        $14.49       $13.92

Investment Activities:
     Net investment income                      0.07           0.16         0.20          0.26         0.30
     Net realized and unrealized
       gains (losses) on investments            0.42           0.79        (1.15)        (1.18)        0.57

         Total from Investment Activities       0.49           0.95        (0.95)        (0.92)        0.87

Distributions
     Net investment income                     (0.09)         (0.19)       (0.24)        (0.26)       (0.30)
     In excess of net investment income           --             --           --            --           --<F3>
     Net realized gains                           --             --        (0.68)        (0.95)          --

         Total Distributions                   (0.09)         (0.19)       (0.92)        (1.21)       (0.30)

Net Asset Value, End of Period                $11.65         $11.25       $10.49        $12.36       $14.49

Total Return                                    4.37%<F4>      9.17%       (8.40)%       (6.86)%       6.32%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)             $4,924         $4,425       $3,541        $2,195       $1,141
Ratio of expenses to average
   net assets <F6>                              1.50%<F5>      1.50%        1.58%         1.59%        1.57%<F5>
Ratio of net investment income

   to average net assets <F6>                   1.16%<F5>      1.48%        1.87%         1.95%        2.04%<F5>
Ratio of expenses to
   average net assets<F1>                       2.10%<F5>      2.06%        2.21%         2.42%        3.95%<F5>
Ratio of net investment income (loss)
   to average net assets<F1>                    0.56%<F5>      0.92%        1.24%         1.12%       (0.34)%<F5>
Portfolio turnover <F7>                           80%           112%         103%          116%         140%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Rounds to less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective March 1, 2002, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class R Shares of the Fund will not exceed 2.00% until at least February 28, 2012.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                     Convertible Fund

                                                                      Class A Shares

                                         Six
                                       Months           Year          Year          Year          Year          Year
                                        Ended           Ended         Ended         Ended         Ended         Ended
                                      April 30,      October 31,   October 31,   October 31,   October 31,   October 31,
                                        2004            2003          2002          2001          2000          1999

                                     (Unaudited)

Net Asset Value,
   Beginning of Period                 $ 11.48         $ 10.04       $ 11.34       $ 14.29       $ 12.99       $ 12.22

Investment Activities:
     Net investment income                0.12            0.32          0.34          0.33          0.54          0.67
     Net realized and
       unrealized gains
       (losses) on investments            0.48            1.45         (1.31)        (1.40)         1.97          0.83

         Total from
           Investment Activities          0.60            1.77         (0.97)        (1.07)         2.51          1.50

Distributions
     Net investment income               (0.15)          (0.33)        (0.33)        (0.35)        (0.58)        (0.70)
     Net realized gains                     --              --            --         (1.53)        (0.63)        (0.03)

         Total Distributions             (0.15)          (0.33)        (0.33)        (1.88)        (1.21)        (0.73)

Net Asset Value,
   End of Period                       $ 11.93         $ 11.48       $ 10.04       $ 11.34       $ 14.29       $ 12.99

Total Return (excludes contingent
   deferred sales charge)                 5.18%<F2>      17.89%        (8.74)%       (8.22)%       20.57%        12.46%

Ratios/Supplemental Data:
Net Assets at end of period (000)      $87,691         $94,496       $58,115       $74,930       $96,451       $79,655
Ratio of expenses to
   average net assets                     1.31%<F3>       1.35%         1.32%         1.26%         1.24%         1.24%
Ratio of net investment income
   to average net assets                  2.05%<F3>       2.98%         3.08%         2.76%         4.01%         4.94%
Ratio of expenses to
   average net assets<F1>                 <F4>            <F4>          1.34%         1.32%         1.24%         <F4>
Ratio of net investment income
   to average net assets<F1>              <F4>            <F4>          3.06%         2.70%         4.01%         <F4>
Portfolio turnover <F5>                     33%             59%           50%           72%           95%           73%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4>There were no voluntary fee reductions during the period.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                         Convertible
                                                                             Fund

                                                                        Class C Shares

                                                                           March 1,
                                                                             2004
                                                                            through
                                                                           April 30,
                                                                           2004<F2>

                                                                          (Unaudited)

Net Asset Value, Beginning of Period                                       $ 12.32

Investment Activities:
     Net investment income                                                    0.07
     Net realized and unrealized losses on investments                       (0.40)

         Total from Investment Activities                                    (0.33)

Distributions
     Net investment income                                                   (0.07)

         Total Distributions                                                 (0.07)

Net Asset Value, End of Period                                             $ 11.92

Total Return (excludes contingent deferred sales charge)                     (2.68)%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                                          $     7
Ratio of expenses to average net assets <F5>                                  1.80%<F4>
Ratio of net investment income to average net assets <F5>                     1.59%<F4>
Ratio of expenses to average net assets<F1>                                  43.77%<F4>
Ratio of net investment loss to average net assets<F1>                      (40.38)%<F4>
Portfolio turnover <F6>                                                         33%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2004, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund will not exceed 1.80% until at least February 28, 2014.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                     Real Estate Fund

                                                                      Class A Shares

                                        Six
                                       Months           Year          Year          Year          Year          Year
                                       Ended            Ended         Ended         Ended         Ended         Ended
                                      April 30,      October 31,   October 31,   October 31,   October 31,   October 31,
                                        2004            2003          2002          2001          2000          1999

                                     (Unaudited)

Net Asset Value,
   Beginning of Period                 $ 14.68         $ 11.92       $ 12.13       $ 11.49       $  9.70       $ 10.19

Investment Activities:
     Net investment income                0.01            0.51          0.41          0.55          0.57          0.52
     Net realized and unrealized
       gains (losses) on investments      0.43            2.78         (0.22)         0.54          1.63         (0.50)

         Total from
           Investment Activities          0.44            3.29          0.19          1.09          2.20          0.02

Distributions
     Net investment income               (0.18)          (0.53)        (0.40)        (0.45)        (0.41)        (0.51)
     Net realized gains                     --              --            --            --            --            --

         Total Distributions             (0.18)          (0.53)        (0.40)        (0.45)        (0.41)        (0.51)

Net Asset Value, End of Period         $ 14.94         $ 14.68       $ 11.92       $ 12.13       $ 11.49       $  9.70

Total Return (excludes sales charge)      2.92%<F2>      28.33%         1.37%         9.48%        23.04%         0.03%

Ratios/Supplemental Data:
Net Assets at end of period (000)      $29,372         $26,314       $23,754       $16,660       $13,864       $14,205
Ratio of expenses to
   average net assets                     1.35%<F3>       1.40%         1.40%         1.39%         1.40%         1.16%
Ratio of net investment income
   to average net assets                  0.32%<F3>       3.91%         3.68%         4.83%         4.92%         4.92%
Ratio of expenses to
   average net assets<F1>                 1.50%<F3>       1.63%         1.61%         1.77%         1.77%         1.91%
Ratio of net investment income
   to average net assets<F1>              0.17%<F3>       3.68%         3.47%         4.45%         4.55%         4.17%
Portfolio turnover <F4>                     49%             93%           23%           75%           73%           62%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                         Real Estate Fund

                                                          Class C Shares

                                                Six                          March 1,
                                              Months            Year           2002
                                               Ended            Ended        through
                                             April 30,       October 31,    October 31,
                                               2004             2003         2002<F2>

                                            (Unaudited)

Net Asset Value, Beginning of Period          $14.66           $11.91         $12.80

Investment Activities:
     Net investment income (loss)              (0.02)            0.41           0.32
     Net realized and unrealized gains
       (losses) on investments                  0.39             2.80          (0.99)

         Total from Investment Activities       0.37             3.21          (0.67)

Distributions
     Net investment income                     (0.14)           (0.46)         (0.22)
     Net realized gains                           --               --             --

         Total Distributions                   (0.14)           (0.46)         (0.22)

Net Asset Value, End of Period                $14.89           $14.66         $11.91

Total Return (excludes contingent
   deferred sales charge)                       2.48%<F3>       27.56%         (5.39)%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)             $  421           $  363         $  242
Ratio of expenses to
   average net assets <F5>                      2.00%<F4>        2.00%          2.15%<F4>
Ratio of net investment income (loss)
   to average net assets <F5>                  (0.33)%<F4>       3.16%          3.36%<F4>
Ratio of expenses to
   average net assets<F1>                       4.02%<F4>        3.92%          3.38%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>            (2.35)%<F4>       1.24%          2.13%<F4>
Portfolio turnover <F6>                           49%              93%            23%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2002, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund will not exceed 2.20% until at least February 28, 2006 and 2.50% thereafter until at least February 28, 2014.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                        Real Estate Fund

                                                                         Class R Shares

                                                Six                                                     December 15,
                                               Months               Year         Year         Year        1999
                                               Ended                Ended        Ended        Ended      through
                                             April 30,           October 31,  October 31,  October 31,  October 31,
                                               2004                 2003         2002         2001        2000<F3>

                                            (Unaudited)

Net Asset Value,
   Beginning of Period                         $14.64              $11.89       $12.10       $11.49       $ 9.18

Investment Activities:
     Net investment income                      (0.00)<F2><F4>       0.45         0.47         0.45         0.46
     Net realized and unrealized gains
       (losses) on investments                   0.40                2.79        (0.31)        0.58         2.25

         Total from Investment Activities        0.40                3.24         0.16         1.03         2.71

Distributions
     Net investment income                      (0.15)              (0.49)       (0.37)       (0.42)       (0.40)

         Total Distributions                    (0.15)              (0.49)       (0.37)       (0.42)       (0.40)

Net Asset Value, End of Period                 $14.89              $14.64       $11.89       $12.10       $11.49

Total Return                                     2.68%<F5>          27.95%        1.11%        8.97%       29.92%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $6,489              $5,647       $4,041       $  686       $   75
Ratio of expenses to
   average net assets <F7>                       1.75%<F6>           1.75%        1.75%        1.75%        1.65%<F6>
Ratio of net investment income (loss)
   to average net assets <F7>                   (0.03)%<F6>          3.38%        3.31%        4.58%        4.40%<F6>
Ratio of expenses to
   average net assets<F1>                        2.11%<F6>           2.30%        2.35%        6.78%       31.78%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>             (0.39)%<F6>          2.83%        2.71%       (0.45)%     (25.73)%<F6>
Portfolio turnover <F8>                            49%                 93%          23%          75%          73%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Rounds to less than $0.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Effective March 1, 2002, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class R Shares of the Fund will not exceed 2.00% until at least February 28, 2012.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Intermediate Income Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Asset Backed Securities (2.4%)

American Housing Trust,
   Series VIII, Class K,
   9.00%, 1/25/21                              $  352     $    353
Chase Manhattan Auto Owner Trust,
   Series 2001-A, Class A4,
   5.07%, 2/15/08                                  80           82
Honda Auto Receivables Owner Trust,
   Series 2003-3, Class A4,
   2.77%, 11/21/08                              2,030        2,022
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A1,
   5.75%, 10/15/08                              2,185        2,319

Total Asset Backed Securities (Cost $4,658)                  4,776


Collateralized Mortgage Obligations (8.9%)

Fannie Mae Grantor Trust,
   Series 2001-T7, Class A1,
   7.50%, 2/25/41                               1,014        1,094
Fannie Mae Whole Loan,
   Series 2002-W3, Class A5,
   7.50%, 1/25/28                                 157          169
Fannie Mae Whole Loan,
   Series 2002-W7, Class A5,
   7.50%, 2/25/29                               1,502        1,616
Fannie Mae Whole Loan,
   Series 2003-W10, Class 3A3,
   2.98%, 6/25/40                               1,802        1,707
Fannie Mae Whole Loan,
   Series 2003-W12, Class 1A6,
   4.50%, 6/25/43                               5,175        5,225
Fannie Mae Whole Loan,
   Series 2003-W18, Class 1A5,
   4.61%, 8/25/43                               2,059        2,063
First Union National Bank
   Commercial Mortgage,
   Series 2001-C2,
   Class A1, 6.20%, 1/12/43                     1,412        1,512
Government National Mortgage Assoc.,
   Series 2002-53, Class AH,
   8.00%, 1/16/17                               1,990        2,200
Government National Mortgage Assoc.,
   Series 2003-22, Class AH,
   8.00%, 6/16/21                               1,835        2,032

Total Collateralized Mortgage
Obligations (Cost $17,790)                                  17,618


Commercial Paper (3.5%)

General Electric Capital Corp.,
   1.02%, 5/3/04                                6,856        6,856

Total Commercial Paper (Cost $6,856)                         6,856


Corporate Bonds (48.3%)

Airlines (0.1%):
Southwest Airlines Co.,
   6.50%, 3/1/12                                  217          231

Aluminum (0.5%):
Alcoa, Inc., 5.38%, 1/15/13                       975          998

Automotive (0.4%):
DaimlerChrysler North
   America Holding Corp.,
   7.38%, 9/15/06, MTN                            678          738

Banks (7.5%):
Asian Development Bank,
   4.88%, 2/5/07, MTN                             523          548
Bank of America Corp.,
   7.80%, 2/15/10                               1,592        1,851
Bank One Corp.,
   6.88%, 8/1/06                                2,333        2,538
European Investment Bank,
   7.13%, 9/18/06                               3,263        3,605
First Union National Bank,
   7.80%, 8/18/10                                 846        1,001
International Bank for
   Reconstruction and Development,
   4.13%, 8/12/09                               1,639        1,661
JP Morgan Chase & Co.,
   5.63%, 8/15/06                                 567          600
JP Morgan Chase & Co.,
   5.75%, 1/2/13                                  624          646

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Korea Development Bank,
   3.88%, 3/2/09                               $  410     $    399
Marshall & Ilsley Bank,
   4.13%, 9/4/07                                1,541        1,589
Southtrust Bank NA,
   4.75%, 3/1/13                                  439          426

                                                            14,864

Beverages (0.7%):
Anheuser-Busch Cos., Inc.,
   9.00%, 12/1/09                               1,143        1,402

Brokerage Services (0.4%):
Merrill Lynch & Co., Inc.,
   6.00%, 2/17/09                                 707          762

Chemicals -- General (0.3%):
Rohm & Haas Co.,
   7.40%, 7/15/09                                 583          667

Computers & Peripherals (0.8%):
Hewlett-Packard Co.,
   7.15%, 6/15/05                                 271          286
Hewlett-Packard Co.,
   6.50%, 7/1/12                                  236          261
International Business Machines Corp.,
   4.25%, 9/15/09                                 958          966

                                                             1,513

Cosmetics & Toiletries (0.6%):
Proctor & Gamble Co.,
   4.30%, 8/15/08                               1,169        1,195

Electronic & Electrical -- General (0.3%):
General Electric Co.,
   5.00%, 2/1/13                                  581          578

Entertainment (0.1%):
Walt Disney Co.,
   5.38%, 6/1/07                                  245          257

Financial Services (16.0%):
Boeing Capital Corp.,
   5.65%, 5/15/06                               2,441        2,576
Boeing Capital Corp.,
   6.50%, 2/15/12                                 533          579
Caterpillar Financial Services Corp.,
   2.59%, 7/15/06, MTN                            860          856
CIT Group, Inc.,
   6.50%, 2/7/06                                1,238        1,319
Citigroup, Inc., 5.75%, 5/10/06                 1,622        1,719
Citigroup, Inc., 5.63%, 8/27/12                   603          629
Ford Motor Credit Co.,
   6.88%, 2/1/06                                  297          314
Ford Motor Credit Co.,
   6.50%, 1/25/07                               1,678        1,779
Ford Motor Credit Co.,
   7.25%, 10/25/11                                248          263
General Electric Capital Corp.,
   5.38%, 3/15/07, MTN                            394          417
General Electric Capital Corp.,
   5.88%, 2/15/12, MTN                            860          913
General Motors Acceptance Corp.,
   6.13%, 1/22/08                               1,350        1,425
General Motors Acceptance Corp.,
   6.88%, 9/15/11                                 627          658
Goldman Sachs Group, Inc.,
   5.70%, 9/1/12                                1,581        1,630
Goldman Sachs Group, Inc.,
   5.15%, 1/15/14                                 224          218
Household Finance Corp.,
   4.13%, 12/15/08                              3,100        3,100
International Lease Finance Corp.,
   5.88%, 5/1/13                                1,220        1,273
John Deere BV, 5.88%, 4/6/06                    1,529        1,622
Lehman Brothers Holdings, Inc.,
   7.88%, 8/15/10                                 952        1,116
Morgan Stanley Group, Inc.,
   6.88%, 3/1/07                                1,817        2,000
National Rural Utilities,
   5.75%, 8/28/09                               2,689        2,866
SLM Corp., 4.00%, 1/15/09, MTN                    917          911
Toyota Motor Credit Corp.,
   4.35%, 12/15/10                                370          367

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Verizon Global Funding Corp.,
   7.25%, 12/1/10                              $1,071     $  1,211
Wells Fargo & Co.,
   4.95%, 10/16/13                              2,067        2,023

                                                            31,784

Food Distributors, Supermarkets
   & Wholesalers (1.2%):
Albertson's, Inc.,
   6.55%, 8/1/04                                  835          843
Kroger Co.,
   6.80%, 4/1/11                                1,379        1,520

                                                             2,363

Food Products (0.4%):
Kellogg Co.,
   6.60%, 4/1/11                                  726          806

Forest Products --
   Lumber & Paper (1.6%):
International Paper Co.,
   5.50%, 1/15/14                               1,802        1,786
Weyerhaeuser Co.,
   6.00%, 8/1/06                                  576          611
Weyerhaeuser Co.,
   6.75%, 3/15/12                                 622          682

                                                             3,079

Governments -- Foreign (3.8%):
Italy, Government International Bond,
   2.75%, 12/15/06                              1,165        1,155
Province of Manitoba,
   4.25%, 11/20/06                              1,762        1,817
Province of Ontario,
   3.50%, 9/17/07                                 776          779
Province of Ontario,
   5.50%, 10/1/08                                 895          954
Republic of Korea,
   8.88%, 4/15/08                                 523          613
United Mexican States,
   4.63%, 10/8/08                               1,327        1,320
United Mexican States,
   6.38%, 1/16/13, MTN                            770          780

                                                             7,418

Health Care (0.1%):
UnitedHealth Group, Inc.,
   4.75%, 2/10/14                                 290          279

Insurance (1.1%):
Allstate Corp., 7.20%, 12/1/09                    653          751
Chubb Corp., 6.00%, 11/15/11                      586          624
St. Paul Cos., Inc.,
   5.75%, 3/15/07                                 666          708

                                                             2,083

Media (0.4%):
AOL Time Warner, Inc.,
   6.88%, 5/1/12                                  216          236
News America, Inc.,
   6.63%, 1/9/08                                  275          300
Time Warner, Inc.,
   8.11%, 8/15/06                                  83           92
Viacom, Inc.,
   5.63%, 5/1/07                                  167          178

                                                               806

Medical Supplies (0.2%):
Baxter International, Inc.,
   5.25%, 5/1/07                                  290          305

Oil & Gas Exploration,
   Production & Services (1.1%):
Anadarko Petroleum Corp.,
   3.25%, 5/1/08                                  892          870
Devon Financing Corp.,
   6.88%, 9/30/11                                 891          989
Valero Energy Corp.,
   6.88%, 4/15/12                                 278          308

                                                             2,167

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Oil -- Integrated Companies (0.4%):
ConocoPhillips, 4.75%, 10/15/12                $  874     $    864

Pharmaceuticals (0.4%):
Wyeth, 5.50%, 3/15/13                             801          801

Pipelines (1.5%):
Consolidated Natural Gas,
   6.25%, 11/1/11                                 728          787
Duke Energy Field Services,
   7.88%, 8/16/10                                 341          394
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                               1,618        1,695

                                                             2,876

Radio & Television (0.4%):
Clear Channel Communications,
   5.75%, 1/15/13                                 275          281
Comcast Cable Communications,
   6.38%, 1/30/06                                 341          361
Cox Communications, Inc.,
   7.75%, 8/15/06                                 126          139

                                                               781

Railroads (0.7%):
Norfolk Southern Corp.,
   7.35%, 5/15/07                                 629          699
Union Pacific Corp.,
   6.65%, 1/15/11                                 539          594

                                                             1,293

Real Estate (0.6%):
EOP Operating LP,
   7.00%, 7/15/11                                 720          799
ERP Operating LP,
   5.20%, 4/1/13                                  468          465

                                                             1,264

Restaurants (0.5%):
McDonald's Corp.,
   6.00%, 4/15/11                                 857          919

Retail (0.9%):
Wal-Mart Stores, Inc.,
   6.88%, 8/10/09                               1,516        1,711

Telecommunications -- Cellular (1.2%):
360 Communications Co.,
   7.50%, 3/1/06                                  664          720
AT&T Wireless Services, Inc.,
   7.88%, 3/1/11                                  774          892
Verizon Wireless Capital LLC,
   5.38%, 12/15/06                                252          266
Vodafone Group PLC,
   7.75%, 2/15/10                                 450          521

                                                             2,399

Telecommunications -- Equipment (0.2%):
Motorola, Inc.,
   7.63%, 11/15/10                                297          336

Utilities -- Electric (2.7%):
Constellation Energy Group, Inc.,
   7.00%, 4/1/12                                1,684        1,864
Exelon Generation Co. LLC,
   6.95%, 6/15/11                                 594          662
Pacific Gas & Electric Co.,
   4.20%, 3/1/11                                1,139        1,093
Wisconsin Energy Corp.,
   5.88%, 4/1/06                                1,530        1,618

                                                             5,237

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Utilities -- Telecommunications (1.2%):
AT&T Corp.,
   8.05%, 11/15/11                             $  379     $    416
Deutsche Telekom International
   Finance, 3.88%, 7/22/08                        540          537
France Telecom, 8.75%, 3/1/11                     432          511
SBC Communications, Inc.,
   5.75%, 5/2/06                                  270          286
Sprint Capital Corp.,
   6.13%, 11/15/08                                647          692

                                                             2,442

Total Corporate Bonds (Cost $93,986)                        95,218


U.S. Government Agencies (20.3%)

Federal Home Loan Bank (4.1%):
2.13%, 5/15/06                                  3,270        3,246
3.50%, 4/22/08,
   Callable 10/22/04 @ 100                      4,870        4,809

                                                             8,055

Federal Home Loan
   Mortgage Corp. (7.6%):
1.88%, 2/15/06                                    875          868
2.88%, 12/15/06-5/15/07                         7,225        7,167
3.29%, 6/16/09,
   Callable 5/17/04 @ 100, MTN                  3,678        3,494
4.50%, 1/15/14                                  1,676        1,610
4.50%, 4/2/14,
   Callable 4/2/07 @ 100                        1,870        1,776

                                                            14,915

Federal National Mortgage
   Association (8.0%):
3.00%, 2/26/07,
   Callable 8/26/04 @ 100                       1,395        1,393
3.50%, 1/28/08,
   Callable 1/28/05 @ 100                       4,457        4,409
3.75%, 9/15/08,
   Callable 9/15/05 @ 100                         643          635
3.65%, 10/15/08,
   Callable 10/15/04 @ 100                        910          904
6.25%, 2/1/11                                   6,649        7,209
5.13%, 1/2/14                                   1,200        1,181

                                                            15,731

Small Business Administration (0.5%):
Small Business Administration,
   Series 1999-20D, Class 1,
   6.15%, 4/1/19                                  897          950

U.S. Government Loan Trust (0.1%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                      258          275

Total U.S. Government Agencies (Cost $40,460)               39,926


U.S. Government Mortgage Backed (4.5%)

Federal Home Loan
   Mortgage Corp. (0.6%):
6.00%, 2/1/13                                     204          214
7.00%, 10/1/28-1/1/30                              80           85
7.50%, 4/1/28-8/1/30                               61           66
8.00%, 6/1/17                                     628          684
8.50%, 7/1/21-4/1/29                               60           66

                                                             1,115

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Federal National Mortgage
   Association (3.0%):
6.50%, 9/1/28-2/1/33                           $  300     $    313
7.00%, 10/1/26-12/1/29                            194          205
7.50%, 3/1/27-11/1/29                             432          466
8.00%, 11/1/12-2/1/33                           2,409        2,612
8.50%, 7/1/25-4/1/31                            1,440        1,571
9.50%, 10/1/21                                    204          230
10.00%, 11/1/13                                   198          219
10.50%, 11/1/13                                    78           87
11.00%, 11/1/13                                   118          133

                                                             5,836

Government National
   Mortgage Assoc. (0.9%):
7.00%, 12/15/23-12/15/25                          284          304
7.50%, 12/15/27-4/15/29                            28           30
8.50%, 12/15/17                                   266          294
9.00%, 2/15/17                                     75           84
9.50%, 12/15/09-7/15/25                         1,036        1,146

                                                             1,858

Total U.S. Government
Mortgage Backed (Cost $8,583)                                8,809

U.S. Treasury Obligations (11.2%)

U.S. Treasury Inflation
   Protected Bonds (2.1%):
1.88%, 7/15/13                                  4,065        4,064

U.S. Treasury Notes (9.1%):
1.25%, 5/31/05                                  8,812        8,774
2.63%, 11/15/06                                 1,403        1,402
3.13%, 9/15/08-10/15/08                         5,626        5,544
4.25%, 8/15/13                                  1,364        1,341
4.00%, 2/15/14                                    874          840

                                                            17,901

Total U.S. Treasury Obligations (Cost $22,351)              21,965

Total Investments (Cost $194,684) (a) -- 99.1%             195,168

Other assets in excess of liabilities -- 0.9%                1,765

NET ASSETS -- 100.0%                                      $196,933

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Fund for Income                                                April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Government National Mortgage
Association (95.1%)

Multi-family (42.1%):

Collateralized Mortgage
   Obligations (28.5%):
Government National
   Mortgage Assoc.,
   Series 2002-53, Class AH,
   8.00%, 1/16/17                            $ 10,963     $ 12,115
Government National
   Mortgage Assoc.,
   Series 2003-108, Class BH,
   7.50%, 2/16/34                              14,907       16,908
Government National
   Mortgage Assoc.,
   Series 2003-22, Class AH,
   8.00%, 6/16/21                               8,074        8,940
Government National
   Mortgage Assoc.,
   Series 2003-36, Class B,
   7.50%, 2/16/31                              19,720       21,950
Government National
   Mortgage Assoc.,
   Series 2003-47, Class B,
   8.00%, 10/16/27                             15,926       17,989
Government National
   Mortgage Assoc.,
   Series 2003-59, Class B,
   7.50%, 7/16/18                              18,411       20,221
Government National
   Mortgage Assoc.,
   Series 2003-87, Class BH,
   7.50%, 8/16/32                              24,762       28,105

                                                           126,228

Pass-throughs (13.6%):
6.88%, 10/15/28                                 1,304        1,390
7.13%, 7/1/37                                   6,157        6,772
7.48%, 2/15/41                                  1,551        1,742
7.71%, 8/15/43                                  4,812        5,433
7.75%, 9/15/29-11/15/38                         5,224        5,713
7.88%, 7/15/21-12/15/32                         8,949        9,441
7.90%, 6/15/41                                  2,573        2,910
7.92%, 7/15/23                                    762          839
7.95%, 4/15/25                                    449          495
8.00%, 10/15/18-3/15/35                         8,750        9,627
8.13%, 7/15/38-6/15/41                          5,394        6,035
8.25%, 6/15/20-10/15/31                         5,270        5,820
8.60%, 5/15/27                                    576          642
8.62%, 5/15/35                                  1,057        1,179
8.75%, 4/15/22                                  2,340        2,437

                                                            60,475

                                                           186,703

Single Family (53.0%):

Collateralized Mortgage
   Obligations (2.5%):
Government National
   Mortgage Assoc.,
   Series 1996-21, Class J,
   7.00%, 7/16/13                                 369          370
Government National
   Mortgage Assoc.,
   Series 1999-22, Class VB,
   7.00%, 11/20/14                              3,000        3,186
Government National
   Mortgage Assoc.,
   Series 1995-4, Class CQ,
   8.00%, 6/20/25                                  40           42
Government National
   Mortgage Assoc.,
   Series 1996-9, Class PE,
   7.00%, 10/20/25                              1,286        1,298

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Fund for Income                                                April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Government National
   Mortgage Assoc.,
   Series 2000-9, Class PB,
   7.50%, 6/16/26                            $  5,000     $  5,369
Government National
   Mortgage Assoc.,
   Series 1997-2, Class E,
   7.50%, 2/20/27                                 168          179
Government National
   Mortgage Assoc.,
   Series 1999-6, Class AB,
   8.00%, 3/16/28                                 236          241
Government National
   Mortgage Assoc.,
   Series 2001-1, Class TA,
   9.00%, 2/20/29                                   8            8
Government National
   Mortgage Assoc.,
   Series 2001-15, Class GK,
   8.50%, 10/20/29                                343          348

                                                            11,041

Pass-throughs (50.5%):
6.00%, 1/15/33-9/15/33                         28,249       28,980
6.50%, 11/15/23-12/20/32                       57,287       59,889
7.00%, 4/15/16-4/15/33                         32,967       35,143
7.29%, 12/20/21-11/20/22                        1,798        1,934
7.50%, 8/15/10-3/15/32                         36,238       38,942
7.60%, 2/20/22                                    451          491
7.65%, 9/20/21-7/20/22                          1,587        1,730
7.75%, 8/20/20-8/15/29                          1,327        1,452
7.95%, 7/20/20                                  1,762        1,931
8.00%, 8/15/06-3/15/32                         15,545       16,961
8.15%, 3/15/19-4/15/20                            251          275
8.25%, 12/20/19-1/15/30                           866          951
8.50%, 3/15/05-8/15/29                          6,393        7,048
8.75%, 3/20/17                                     97          108
8.85%, 5/15/18-12/15/18                         2,345        2,628
9.00%, 9/15/06-6/20/30                         21,789       24,613
9.50%, 12/15/09-6/15/21                           533          594
10.00%, 5/15/12-6/15/21                           217          244

                                                           223,914

                                                           234,955

Total Government National
Mortgage Association (Cost $419,822)                       421,658


U.S. Treasury Obligations (4.2%)

U.S. Treasury Bills (1.0%):
0.99%, 8/19/04                                  4,400        4,389

U.S. Treasury Bonds (3.2%):
11.25%, 2/15/15                                 9,230       14,394

Total U.S. Treasury Obligations (Cost $19,033)              18,783

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Fund for Income                                                April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                          Shares       Value


Investment Companies (0.3%)

Federated U.S. Treasury Cash Reserve Fund   1,208,700     $  1,209

Total Investment Companies (Cost $1,209)                     1,209

Total Investments (Cost $440,064) (a) -- 99.6%             441,650

Other assets in excess of liabilities -- 0.4%                1,864

NET ASSETS -- 100.0%                                      $443,514


Notes to Schedules of Investments

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

                                     Gross           Gross            Net
                                  Unrealized      Unrealized      Unrealized
                                 Appreciation    Depreciation    Appreciation

Intermediate Income Fund            $2,589         $(2,105)         $  484
Fund for Income                      7,046          (5,460)          1,586

MTN -- Medium Term Note

   See notes to schedules of investments and notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2004

(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                               Intermediate
                                                                  Income       Fund for
                                                                   Fund         Income

ASSETS:
Investments, at value (Cost $194,684; $440,064)                 $195,168       $441,650
Collateral received for securities on loan                        65,800             --
Cash                                                                  50             50
Interest and dividends receivable                                  1,842          2,617
Receivable for capital shares issued                                  --              6
Receivable from brokers for investments sold                          21             --
Receivable from affiliates                                            --             12
Prepaid expenses and other assets                                     15             75

         Total Assets                                            262,896        444,410

LIABILITIES:
Payable to brokers for investments purchased                          --            405
Payable for return of collateral received                         65,800             --
Accrued expenses and other payables:
     Investment advisory fees                                         90            190
     Administration fees                                               3             32
     Custodian fees                                                    8             18
     Accounting fees                                                  --              1
     Transfer agent fees                                              17            104
     Shareholder service fees -- Class A Shares                       41             40
     12b-1 fees -- Class C Shares                                     --             24
     12b-1 fees -- Class R Shares                                     --             49
     Other                                                             4             33

         Total Liabilities                                        65,963            896

NET ASSETS:
Capital                                                          205,351        470,588
Accumulated net investment income                                   (949)        (8,939)
Net unrealized appreciation from investments                         484          1,586
Accumulated net realized losses from investment transactions      (7,953)       (19,721)

         Net Assets                                             $196,933       $443,514

Net Assets
     Class A Shares                                             $196,933       $195,746
     Class C Shares                                                   --         28,966
     Class R Shares                                                   --        218,802

         Total                                                  $196,933       $443,514

Outstanding units of beneficial interest (shares)
     Class A Shares                                               20,064         15,523
     Class C Shares                                                   --          2,302
     Class R Shares                                                   --         17,347

         Total                                                    20,064         35,172

Net asset value
     Redemption price per share -- Class A Shares               $   9.82       $  12.61
     Offering and redemption price per share --
        Class C Shares <F1>                                           --       $  12.58
     Offering price per share -- Class R Shares                       --       $  12.61

Maximum sales charge -- Class A Shares                              2.00%          2.00%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest
   cent) -- Class A Shares                                      $  10.02       $  12.87


<F1> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                             Intermediate
                                                                Income        Fund for
                                                                 Fund          Income

Investment Income:
Interest income                                                $ 4,166        $7,460
Dividend income                                                     --             4
Income from securities lending                                      24            --

     Total Income                                                4,190         7,464

Expenses:
Investment advisory fees                                           779         1,246
Administration fees                                                127           306
Shareholder service fees -- Class A Shares                         260           260
12b-1 fees Class -- C Shares                                        --           146
12b-1 fees Class -- R Shares                                        --           326
Accounting fees                                                     43            73
Custodian fees                                                      34            78
Legal and audit fees                                                15            36
Trustees' fees and expenses                                          5            12
Transfer agent fees                                                 30           195
Registration and filing fees                                         9            30
Printing fees                                                        1            19
Other                                                                6            17

     Total Expenses                                              1,309         2,744

Expenses voluntarily reduced by adviser                           (159)           --

     Expenses before reimbursement from administrator            1,150         2,744
     Expenses reimbursed by administrator                           --           (68)

     Net Expenses                                                1,150         2,676

Net Investment Income                                            3,040         4,788

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions           1,814           (63)
Net change in unrealized appreciation/depreciation
   from investments                                             (3,322)         (243)

Net realized/unrealized losses from investments                 (1,508)         (306)

Change in net assets resulting from operations                 $ 1,532        $4,482


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets

(Amounts in Thousands)


                                                        Intermediate                  Fund for
                                                        Income Fund                    Income

                                                    Six                           Six
                                                   Months         Year           Months         Year
                                                   Ended          Ended          Ended          Ended
                                                  April 30,    October 31,      April 30,    October 31,
                                                    2004          2003            2004          2003

                                                (Unaudited)                   (Unaudited)

From Investment Activities:
Operations:
     Net investment income                       $  3,040      $   8,485      $   4,788      $  18,972
     Net realized gains (losses) from
       investment activities                        1,814          8,319            (63)         4,305
     Net change in unrealized appreciation/
       depreciation from investments               (3,322)        (6,354)          (243)       (17,509)

Change in net assets resulting
   from operations                                  1,532         10,450          4,482          5,768

Distributions to Shareholders:
     From net investment income by class:
         Class A Shares                            (4,061)       (10,478)        (5,985)       (12,098)
         Class C Shares                                --             --           (757)          (716)
         Class G Shares                                --            (22)            --             --
         Class R Shares                                --             --         (7,228)       (18,033)

Change in net assets from
   distributions to shareholders                   (4,061)       (10,500)       (13,970)       (30,847)


Capital Transactions:
     Proceeds from shares issued                   13,282         61,740         53,169        276,928
     Proceeds from shares exchanged
       from Class G                                    --          3,448             --             --
     Dividends reinvested                           2,053          6,452          7,618         19,407
     Cost of shares redeemed                      (32,777)      (177,272)      (154,369)      (314,860)
     Cost of shares exchanged to Class A               --         (3,448)            --             --

Change in net assets from
   capital transactions                           (17,442)      (109,080)       (93,582)       (18,525)

Change in net assets                              (19,971)      (109,130)      (103,070)       (43,604)

Net Assets:
     Beginning of period                          216,904        326,034        546,584        590,188

     End of period                               $196,933      $ 216,904      $ 443,514      $ 546,584

Share Transactions:
     Issued                                         1,330          6,140          4,144         20,819
     Issued in connection with
       exchange from Class G                           --            344             --             --
     Reinvested                                       205            644            595          1,468
     Redeemed                                      (3,277)       (17,653)       (12,042)       (23,729)
     Redeemed in connection with
       exchange to Class A                             --           (345)            --             --

Change in Shares                                   (1,742)       (10,870)        (7,303)        (1,442)

Accumulated net investment income                $   (949)     $      72      $  (8,939)     $     243


                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                       Intermediate Income Fund

                                                                            Class A Shares

                                          Six
                                         Months              Year          Year          Year          Year          Year
                                          Ended              Ended         Ended         Ended         Ended         Ended
                                        April 30,         October 31,   October 31,   October 31,   October 31,   October 31,
                                          2004               2003          2002          2001          2000          1999

                                       (Unaudited)

Net Asset Value,
   Beginning of Period                  $   9.95           $   9.98      $  10.02      $   9.30      $   9.32      $   9.85

Investment Activities
     Net investment income                  0.14               0.33          0.41          0.53          0.56          0.50
     Net realized and unrealized
       gains (losses) on investments       (0.07)              0.06          0.02          0.74         (0.02)        (0.52)

         Total from
           Investment Activities            0.07               0.39          0.43          1.27          0.54         (0.02)

Distributions
     Net investment income                 (0.20)             (0.42)        (0.47)        (0.55)        (0.56)        (0.50)
     Net realized gains                       --                 --            --            --            --         (0.01)

         Total Distributions               (0.20)             (0.42)        (0.47)        (0.55)        (0.56)        (0.51)

Net Asset Value, End of Period          $   9.82           $   9.95      $   9.98      $  10.02      $   9.30      $   9.32

Total Return (excludes sales charge)        0.63%<F2>          3.98%         4.54%        14.07%         6.00%        (0.18)%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $196,933           $216,904      $323,146      $322,312      $190,945      $224,190
Ratio of expenses to
   average net assets                       1.11%<F3>          1.10%         1.06%         0.92%         0.92%         1.00%
Ratio of net investment income
   to average net assets                    2.93%<F3>          3.38%         4.22%         5.44%         5.95%         5.26%
Ratio of expenses to
   average net assets<F1>                   1.26%<F3>          1.24%         1.24%         1.26%         1.27%         1.26%
Ratio of net investment income
   to average net assets<F1>                2.78%<F3>          3.24%         4.04%         5.10%         5.60%         5.00%
Portfolio turnover <F4>                       64%               217%          168%          278%          278%          303%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized

<F3> Annualized

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                            Fund for Income

                                                                             Class A Shares

                                            Six                                                                    March 26,
                                           Months            Year          Year          Year          Year          1999
                                            Ended            Ended         Ended         Ended         Ended          to
                                          April 30,       October 31,   October 31,   October 31,   October 31,   October 31,
                                            2004             2003          2002          2001          2000       1999<F3><F4>

                                         (Unaudited)

Net Asset Value,
   Beginning of Period                    $  12.87         $  13.44      $  13.44      $  12.77      $  12.79      $ 13.14

Investment Activities
     Net investment income                    0.13<F2>         0.46          0.65          0.80          0.81         0.46
     Net realized and unrealized
       gains (losses)
       on investments                        (0.02)           (0.30)         0.11          0.67            --<F5>    (0.36)

         Total from
           Investment Activities              0.11             0.16          0.76          1.47          0.81         0.10

Distributions
     Net investment income                   (0.37)           (0.73)        (0.76)        (0.80)        (0.83)       (0.45)

         Total Distributions                 (0.37)           (0.73)        (0.76)        (0.80)        (0.83)       (0.45)

Net Asset Value, End of Period            $  12.61         $  12.87      $  13.44      $  13.44      $  12.77      $ 12.79

Total Return (excludes sales charge)          0.83%<F6>        1.15%         5.89%        11.84%         6.67%        0.72%<F6>

Ratios/Supplemental Data:
Net Assets at end of period (000)         $195,746         $221,181      $243,889      $194,914      $124,131      $40,270
Ratio of expenses to
   average net assets                         1.00%<F7>        1.00%         0.99%         0.96%         0.97%        1.00%<F7>
Ratio of net investment income
   to average net assets                      2.00%<F7>        3.36%         4.72%         6.07%         6.48%        6.02%<F7>
Ratio of expenses to
   average net assets<F1>                     1.02%<F7>        1.01%         0.99%         1.04%         1.09%        1.22%<F7>
Ratio of net investment income
   to average net assets<F1>                  1.98%<F7>        3.35%         4.72%         5.99%         6.36%        5.80%<F7>
Portfolio turnover <F8>                         20%              60%           53%           20%           25%          24%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income.

<F4> Period from commencement of operations.

<F5> Rounds to less than $.01 per share.

<F6> Not annualized.

<F7> Annualized.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                Fund for Income

                                                                 Class C Shares

                                                    Six                              March 1,
                                                  Months              Year             2002
                                                   Ended              Ended           through
                                                 April 30,         October 31,      October 31,
                                                   2004               2003           2002<F2>

                                                (Unaudited)

Net Asset Value, Beginning of Period              $ 12.84           $ 13.43          $13.22

Investment Activities
     Net investment income                           0.10              0.48            0.42
     Net realized and unrealized
       gains (losses) on investments                (0.03)            (0.41)           0.25

         Total from Investment Activities            0.07              0.07            0.67

Distributions
     Net investment income                          (0.33)            (0.66)          (0.46)

         Total Distributions                        (0.33)            (0.66)          (0.46)

Net Asset Value, End of Period                    $ 12.58           $ 12.84          $13.43

Total Return (excludes contingent
   deferred sales charge)                            0.54%<F3>         0.49%           5.17%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                 $28,966           $29,806          $1,155
Ratio of expenses to average net assets <F5>         1.55%<F4>         1.55%           1.68%<F4>
Ratio of net investment income
   to average net assets <F5>                        1.52%<F4>         2.23%           3.75%<F4>
Ratio of expenses to average net assets<F1>          1.88%<F4>         1.88%           2.23%<F4>
Ratio of net investment income
   to average net assets<F1>                         1.19%<F4>         1.90%           3.20%<F4>
Portfolio turnover <F6>                                20%               60%             53%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2002, the Adviser agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses of the Class C Shares of the Fund do not exceed 1.70%, until at least February 28, 2006 and 1.82% until at least February 28, 2014.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                Fund for Income

                                                                Class R Shares

                                                   Six
                                                  Months             Year             Year
                                                   Ended             Ended            Ended
                                                 April 30,        October 31,      October 31,
                                                   2004              2003             2002

                                                (Unaudited)

Net Asset Value, Beginning of Period             $  12.87          $  13.44         $  13.44

Investment Activities
     Net investment income                           0.12<F2>          0.42             0.64
     Net realized and unrealized
       gains (losses) on investments                (0.02)            (0.27)            0.11

         Total from Investment Activities            0.10              0.15             0.75

Distributions
     Net investment income                          (0.36)            (0.72)           (0.75)

         Total Distributions                        (0.36)            (0.72)           (0.75)

Net Asset Value, End of Period                   $  12.61          $  12.87         $  13.44

Total Return                                         0.78%<F3>         1.08%            5.80%

Ratios/Supplemental Data:
Net Assets at end of period (000)                $218,802          $295,597         $345,144
Ratio of expenses to average net assets              1.08%<F4>         1.07%            1.08%
Ratio of net investment income
   to average net assets                             1.91%<F4>         3.34%            4.62%
Ratio of expenses to average net assets<F1>          <F5>              <F5>             1.08%
Ratio of net investment income
   to average net assets<F1>                         <F5>              <F5>             4.62%
Portfolio turnover <F6>                                20%               60%              53%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                     Fund for Income

                                                                     Class R Shares

                                                                               January 1,
                                                  Year            Year            1999           Year
                                                  Ended           Ended            to            Ended
                                               October 31,     October 31,     October 31,    December 31,
                                                  2001            2000           1999<F2>        1998

Net Asset Value, Beginning of Period            $  12.77        $  12.78       $  13.32        $  13.14

Investment Activities
     Net investment income                          0.79            0.84           0.66            0.77
     Net realized and unrealized
       gains (losses) on investments                0.68           (0.01)         (0.54)           0.17

         Total from Investment Activities           1.47            0.83           0.12            0.94

Distributions
     Net investment income                         (0.80)          (0.84)         (0.66)          (0.76)

         Total Distributions                       (0.80)          (0.84)         (0.66)          (0.76)

Net Asset Value, End of Period                  $  13.44        $  12.77       $  12.78        $  13.32

Total Return                                       11.84%           6.74%          0.94%<F3>       7.37%

Ratios/Supplemental Data:
Net Assets at end of period (000)               $242,716        $143,963       $192,422        $159,712
Ratio of expenses to average net assets             0.97%           0.89%          0.88%<F4>       0.89%
Ratio of net investment income
   to average net assets                            6.05%           6.55%          6.12%<F4>       5.79%
Ratio of expenses to average net assets<F1>         1.07%           1.04%          1.04%<F4>       0.90%
Ratio of net investment income
   to average net assets<F1>                        5.95%           6.40%          5.96%<F4>       5.78%
Portfolio turnover <F5>                               20%             25%            24%             36%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Financial highlights prior to March 26, 1999, represent the Gradison Government Income Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

The Victory Portfolios                               Schedules of Investments
National Municipal Bond Fund                                   April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                              Principal
Security Description                           Amount       Value


Municipal Bonds (96.0%)

Alabama (2.9%):
Gulf Shores, Series C, GO,
   4.00%, 7/1/10, FSA                          $1,380      $ 1,428
Sheffield, Electric Revenue,
   5.00%, 7/1/20,
   Callable 1/1/13 @ 100, AMBAC                   680          697

                                                             2,125

Arizona (11.9%):
Coconino & Yavapai Counties School
   District Number 9, Sedona,
   GO, 4.00%, 7/1/06, FSA                         400          417
Coconino & Yavapai Counties School
   District Number 9, Sedona,
   GO, 4.00%, 7/1/07, FSA                         100          105
Gilbert, GO, 4.00%, 7/1/09, FGIC                1,000        1,045
Maricopa County School
   District Number 41, Gilbert,
   GO, 4.25%, 7/1/10, FSA                         750          788
Maricopa County School
   District Number 48, Scottsdale,
   GO, 4.00%, 7/1/07, FSA                         500          525
Maricopa County School
   District Number 48, Scottsdale,
   GO, 4.25%, 7/1/08, FSA                         800          849
Maricopa County School
   District Number 6,
   Washington Elementary,
   GO, 4.00%, 7/1/12, FSA                       1,000        1,011
Maricopa County School
   District Number 68, Alahambra,
   GO, 5.00%, 7/1/10, FSA                       1,500        1,638
Maricopa County School
   District Number 98,
   Fountain Hills University,
   GO, 5.00%, 7/1/10, FSA                       1,000        1,091
Oro Valley Municipal Property
   Corp. Excise Tax Revenue,
   3.50%, 7/1/11, AMBAC                           250          248
Prescott Valley Municipal
   Property Corp., Revenue,
   3.50%, 1/1/10, AMBAC                           200          202
Prescott Valley Municipal
   Property Corp., Revenue,
   3.60%, 1/1/11, AMBAC                           205          206
Yuma County Elementary School
   District Number 1,
   GO, 2.50%, 7/1/08, FSA                         510          508

                                                             8,633

California (0.5%):
Santa Ana Finance Authority
   Water Revenue,
   3.13%, 9/1/12, MBIA                            380          360

Colorado (1.6%):
Denver City and County School
   District Number 1,
   GO, 4.50%, 12/1/28,
   Callable 12/1/13 @ 100, FSA                  1,250        1,160

Connecticut (0.7%):
Regional School
   District Number 9,
   GO, 3.00%, 5/15/07, FSA                        530          541

Florida (17.1%):
Broward County Educational
   Facilities Authority Revenue,
   NOVA Southwestern University,
   Series A, 3.00%, 4/1/08, AMBAC               1,100        1,111
Broward County, Water & Sewer
   Utilities, Revenue,
   Series B, 5.00%, 10/1/10, AMBAC              2,000        2,187
Hillsborough County Utility, Revenue,
   4.25%, 8/1/09, AMBAC                           210          222

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
National Municipal Bond Fund                                   April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                              Principal
Security Description                           Amount       Value


Jacksonville Sales Tax Revenue,
   Better Jacksonville,
   4.50%, 10/1/30,
   Callable 10/1/09 @ 100, AMBAC               $3,750      $ 3,431
State Department Environmental
   Protection Preservation Revenue,
   Florida Forever, Series B,
   5.00%, 7/1/08, MBIA                          5,000        5,453

                                                            12,404

Illinois (2.1%):
Rockford School
   District Number 205,
   GO, 5.00%, 2/1/13, FGIC                        450          483
State Educational Facilities Authority,
   Robert Morris College, Revenue,
   5.80%, 6/1/30,
   Callable 12/1/07 @ 100, MBIA                 1,000        1,073

                                                             1,556

Indiana (12.9%):
Avon Community School Building
   Corp., First Meeting,
   3.00%, 1/10/13, AMBAC                        1,435        1,301
Avon Two Thousand School
   Building Corp., Revenue,
   5.00%, 7/15/20,
   Callable 7/15/13 @ 100, FGIC (b)             2,245        2,300
Clark County Jail Holding, Lease Rental,
   Revenue, 4.00%, 1/15/12, FSA                   260          262
Clark County Jail Holding, Lease Rental,
   Revenue, 4.00%, 7/15/12, FSA                   225          226
Dekalb Eastern High School Building Corp.,
   Revenue, 4.00%, 1/15/10, FSA                   310          320
Dekalb Eastern High School Building Corp.,
   Revenue, 4.00%, 7/15/10, FSA                   335          345
Delta-Eaton School Building Corp.,
   Revenue, 4.00%, 1/15/10, MBIA                  605          624
Delta-Eaton School Building Corp.,
   evenue, 4.00%, 7/15/10, MBIA                   510          525
Evansville-Vanderburgh County
   Building Authority, Revenue,
   3.50%, 2/1/07, MBIA                            250          257
Evansville-Vanderburgh School
   Building Corp., Revenue,
   4.00%, 1/15/10, FSA                          1,150        1,184
Fairfield School Building Corp.,
   Revenue, First Meeting,
   4.00%, 1/15/11, FGIC                           320          327
Indianapolis Local Public
   Improvements Revenue,
   Series E, 4.00%, 1/1/11, AMBAC                 250          256
Lawrence Township International
   School Building Corp., Revenue,
   4.00%, 1/5/10, FSA                             385          397
Noblesville-Southeastern Public
   Library Building Corp., Revenue,
   4.00%, 7/15/10, FGIC                           370          381
Northern Wells Community School
   Building Corp., Revenue,
   4.60%, 1/15/11, FGIC                           285          302
Valparaiso Multi-Schools Building Corp.,
   Revenue, 3.00%, 1/10/07, FGIC                  320          325

                                                             9,332

Maine (2.2%):
Westbrook, GO, 5.75%, 10/1/19,
   Callable 10/1/10 @ 101, AMBAC                  715          793
Westbrook, GO, 5.75%, 10/1/20,
   Callable 10/1/10 @ 101, AMBAC                  730          808

                                                             1,601

Massachusetts (4.0%):
Pittsfield, GO, 5.50%, 4/15/15,
   Callable 4/15/12 @ 101, MBIA                 2,655        2,938

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
National Municipal Bond Fund                                   April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                              Principal
Security Description                           Amount       Value


Michigan (4.0%):
Municipal Bond Authority,
   Revenue, 6.80%, 11/1/07,
   Callable 11/1/04 @ 102                      $  275      $   287
Wayne County Community College,
   GO, 5.00%, 7/1/06, FGIC (b)                  2,500        2,662

                                                             2,949

Minnesota (2.3%):
Baxter, Series A, GO, 2.75%, 2/1/08, MBIA         405          409
Robbinsdale Independent School
   District Number 281, Series A,
   GO, 3.75%, 2/1/10, FSA                       1,250        1,284

                                                             1,693

Missouri (1.8%):
Kearney Public Improvements,
   GO, 5.50%, 3/1/16, AMBAC                     1,000        1,087
St. Louis Municipal Finance Corp.,
   Series A, Lease Revenue,
   5.00%, 2/15/18,
   Callable 2/15/12 @ 100, FGIC                   250          258

                                                             1,345

New Jersey (0.5%):
State Educational Facilities Authority
   Revenue, Ramapo College,
   Series H, 3.00%, 7/1/12, FGIC                  410          379

New Mexico (0.7%):
Gallup Sales Tax Revenue, Series A,
   2.50%, 6/1/08, AMBAC                           550          542

New York (3.3%):
Monroe Woodbury Central School
   District, Series A,
   GO, 3.25%, 5/15/12, FGIC                     1,465        1,397
State Dormitory Authority,
   University of Rochester, Series A,
   5.00%, 7/1/23,
   Callable 7/1/08 @ 101, MBIA                  1,000        1,011

                                                             2,408

North Carolina (6.4%):
East Carolina University, Series A,
   Revenue, 5.25%, 11/1/21, AMBAC                 750          785
State Public Improvement,
   Series A, GO, 5.25%, 3/1/10                  3,500        3,878

                                                             4,663

Ohio (15.2%):
Hamilton County Sewer
   System Improvements,
   Metropolitan Sewer District,
   Series A, 5.75%, 12/1/25,
   Callable 6/1/10 @ 101, MBIA                    450          484
Harrison, GO, 5.45%, 12/1/10, FGIC                150          169
Harrison, GO, 5.90%, 12/1/18,
   Callable 12/1/10 @ 100, FGIC                   250          284
McDonald School District,
   GO, 6.00%, 12/1/22,
   Callable 12/1/10 @ 100, AMBAC                1,000        1,133
State Highway Capital Improvements,
   Series F, GO, 5.25%, 5/1/11                  1,000        1,106
Tecumseh Local School District,
   GO, 2.25%, 12/1/07, FGIC                       425          421
Tecumseh Local School District,
   GO, 3.50%, 12/1/11, FGIC                       525          520
Tecumseh Local School District,
   GO, 3.75%, 12/1/12, FGIC                       555          551
Tecumseh Local School District,
   GO, 0.00%, 12/1/17, FGIC                       750          388
University of Cincinnati General
   Receipts Revenue, Series A,
   5.50%, 6/1/08, FGIC                          5,415        5,989

                                                            11,045

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
National Municipal Bond Fund                                   April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                             Shares or
                                             Principal
Security Description                          Amount       Value


Oklahoma (0.6%):
Tulsa County Independent School
   District Number 9,
   GO, 4.00%, 5/1/07, FGIC                     $  450      $   472

Pennsylvania (2.5%):
Chester County Industrial Development
   Authority Revenue,
   Archdiocese of Philadelphia,
   1.10%*, 7/1/31                               1,000        1,000
Erie School District,
   GO, 5.80%, 9/1/29,
   Callable 9/1/10 @ 100, AMBAC                   250          285
Mountaintop Area Joint Sanitation
   Authority, 5.65%, 12/15/30,
   Callable 12/15/10 @ 100, MBIA                  250          265
York County, 3.50%, 6/1/10, AMBAC                 250          252

                                                             1,802

South Carolina (0.7%):
University of South Carolina,
   Series A, 5.75%, 6/1/30,
   Callable 6/1/20 @ 100, FGIC                    500          537

Washington (2.1%):
Cowlitz County School
   District Number 122,
   Longview, 3.50%, 6/1/10, FSA                   300          302
Whitman County School
   District Number 267,
   Pullman, GO, 5.63%, 12/1/17,
   Callable 6/1/12 @ 100, FSA                   1,115        1,226

                                                             1,528

Total Municipal Bonds (Cost $69,181)                        70,013


Investment Companies (6.9%)

Blackrock Provident Institutional MuniFund  3,424,097        3,424
Merrill Lynch Institutional Tax Exempt Fund 1,643,085        1,643

Total Investment Companies (Cost $5,067)                     5,067

Total Investments (Cost $74,248) (a) -- 102.9%              75,080

Liabilities in excess of other assets -- (2.9)%            (2,086)

NET ASSETS -- 100.0%                                       $72,994

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
New York Municipal Fund                                        April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


New York Municipal Bonds (102.1%)

Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/18, FGIC                        $1,000      $   509
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/19, FGIC                         1,000          478
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/21, FGIC                         1,000          425
Brockport Central School District,
   GO, 5.75%, 6/15/16, FGIC                       710          812
Canandaigua City School District,
   Series A, GO, 5.38%, 4/1/16,
   Callable 4/1/12 @ 101, FSA (b)               1,000        1,087
Catskill Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC                   300          333
Clifton Park Water Authority,
   5.00%, 10/1/19,
   Callable 10/1/09 @ 101, FGIC                   310          320
Clifton Park Water Authority,
   5.00%, 10/1/29,
   Callable 10/1/09 @ 101, FGIC                   630          631
Dutchess County, Water & Wastewater
   Authority, 5.00%, 10/1/21,
   Callable 10/1/11 @ 100, MBIA                   535          547
Ilion Central School District,
   Series B, GO, 5.50%, 6/15/16,
   Callable 6/15/12 @ 101, FGIC                   500          548
Longwood Central School District,
   GO, 4.75%, 6/15/21,
   Callable 6/15/12 @ 101, MBIA                   750          805
Mahopac Central School District,
   Series C, 5.38%, 6/1/19,
   Callable 6/1/10 @ 101, FSA                     560          598
Metropolitan Transportation Authority,
   Revenue, Series I,
   7.00%, 7/1/09, AMBAC                           250          288
New York City Industrial Development
   Agency, Civic Facilities,
   USTA National Tennis Center Project,
   6.38%, 11/15/14,
   Callable 11/15/04 @ 102, FSA                   200          209
New York City Municipal Water
   Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 6/15/19, MBIA                         3,000        1,446
New York City Transitional Finance
   Authority Revenue, Series C,
   5.00%, 5/1/29,
   Prerefunded 5/1/09 @ 101, MBIA                 315          347
New York City, Series B,
   GO, 7.00%, 10/1/18,
   Callable 10/1/04 @ 100, FSA                    300          331
New York City, Series C,
   GO, 7.00%, 2/1/12,
   Callable 8/1/04 @ 100, FGIC                     60           61
New York City, Series E2,
   GO, 1.06%, 8/1/20,
   LOC JP Morgan Chase Bank                       500          500
North Hempstead, 4.75%, 1/15/23,
   Callable 1/15/08 @ 101, FGIC                   500          494
Rome City School District,
   GO, 5.50%, 6/15/18,
   Callable 6/15/09 @ 101, FSA                    335          366
Southwestern Central School District,
   5.00%, 6/15/21,
   Callable 6/15/10 @ 101, FSA                    425          469
Southwestern Central School District,
   5.00%, 6/15/21,
   Callable 6/15/10 @ 101, FSA                     75           77
State Dormitory Authority, City University,
   Series 2, 6.75%, 7/1/24,
   Prerefunded 7/1/04 @ 102, MBIA                 700          721

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
New York Municipal Fund                                        April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


                                             Shares or
                                             Principal
Security Description                          Amount       Value


State Dormitory Authority, Revenue,
   Canisius College, 5.25%, 7/1/30,
   Callable 7/1/11 @ 101, MBIA                 $  750      $   767
State Dormitory Authority, Revenue,
   Fordham University, 4.50%, 7/1/22,
   Callable 7/1/14 @ 100, AMBAC                   800          772
State Dormitory Authority, Revenue,
   Memorial Sloan-Kettering
   Cancer Center, 0.00%, 7/1/18, MBIA           1,010          516
State Dormitory Authority, Revenue,
   Mental Health Services Facilities,
   Series C, 4.75%, 8/15/19,
   Prerefunded 2/15/09 @ 101, MBIA                250          252
State Dormitory Authority,
   Yeshiva University, 5.00%, 7/1/26,
   Callable 7/1/11 @ 100, AMBAC                   500          503
State Local Government Assistance Corp.,
   Series B, 4.88%, 4/1/20,
   Callable 4/1/08 @ 101, MBIA                    500          505
State Thruway Authority, Series C,
   Revenue, 6.00%, 1/1/25,
   Prerefunded 1/1/05 @ 102, FGIC                 550          578
Webster Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC                   300          318
Yonkers, 5.25%, 10/1/19,
   Callable 10/1/10 @ 101, FGIC                   500          528

Total New York Municipal Bonds (Cost $15,947)               17,141


Investment Companies (1.2%)

Blackrock Institutional Municipal Fund        202,225          202

Total Investment Companies (Cost $202)                         202

Total Investments (Cost $16,149) (a) -- 103.3%              17,343

Liabilities in excess of other assets -- (3.3)%              (560)

NET ASSETS -- 100.0%                                       $16,783

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Ohio Municipal Bond Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Municipal Bonds (97.0%)

General Obligations (55.9%):

Business & Public Services (0.1%):
Mount Vernon Knox County
   Public Library District,
   5.15%, 12/1/09                              $  220     $    244

County, City & Special District (10.6%):
Ashland, 4.75%, 12/1/20,
   Callable 12/1/13 @ 100, MBIA                   535          539
Butler County, 5.60%, 12/1/09,
   Callable 12/1/06 @ 101, AMBAC                  180          196
Cleveland, 4.00%, 8/1/10, FGIC                  1,250        1,295
Cleveland, 4.00%, 8/1/11, FGIC                  1,835        1,883
Cleveland, 5.75%, 8/1/12, MBIA                    875          993
Columbus, 5.25%, 1/1/11                         1,000        1,106
Columbus, Series A, 5.00%, 7/1/10               1,000        1,095
Delaware County, 4.00%, 12/1/11                 1,905        1,953
Erie County, 5.50%, 10/1/20,
   Callable 10/1/10 @ 100, FGIC                   250          272
Madison County, 7.00%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC               600          632
Mahoning County, 3.00%, 12/1/08, FSA            3,630        3,659
Monroe Falls, Series A, 6.95%, 12/1/14,
   Callable 12/1/04 @ 101, AMBAC                1,000        1,044
Summit County, Series R,
   5.50%, 12/1/13, FGIC                           250          280
Summit County, Series R,
   5.50%, 12/1/16, FGIC                           535          600
Summit County, Series R,
   5.50%, 12/1/17, FGIC                           930        1,044
Summit County, Series R,
   5.50%, 12/1/18, FGIC                         1,095        1,226
Warren, 4.00%, 12/1/10, AMBAC                   1,000        1,035
Warren County Special Assessment,
   6.55%, 12/1/14                                 725          850

                                                            19,702

Education (34.2%):
Anthony Wayne Local School District,
   5.75%, 12/1/30,
   Callable 12/1/10 @ 101, FSA                  2,215        2,379
Barnesville Village School District,
   District Credit Program,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101                         500          544
Batavia Local School District,
   7.00%, 12/1/14,
   Prerefunded 12/1/05 @ 102, MBIA              1,500        1,656
Brecksville-Broadview Heights
   City School District,
   6.50%, 12/1/16,
   Callable 12/1/06 @ 102, FGIC                 1,000        1,124
Brunswick City School
   District Improvements,
   6.00%, 12/1/26,
   Callable 12/1/09 @ 101, FGIC                   500          555
Cincinnati City School District,
   Classroom Facilities Construction
   & Improvements, 5.00%, 12/1/10, FSA          1,000        1,094
Cleveland Municipal School District,
   4.50%, 12/1/11,
   FGIC School District Credit Program          1,000        1,057
Dayton City School District,
   Facilities Construction & Improvements,
   Series D, 5.00%, 12/1/10, FGIC               3,525        3,855
Dublin City School District,
   Capital Appreciation,
   0.00%, 12/1/09, MBIA                         1,000          825
East Holmes Local School District,
   6.13%, 12/1/20,
   Callable 12/1/10 @ 102, FGIC                   500          578
Fairfield City School District,
   7.45%, 12/1/14, FGIC                         1,000        1,254

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Hamilton City School District
   Improvements, Series A,
   5.38%, 12/1/16,
   Callable 12/1/11 @ 100, FGIC                $1,200     $  1,298
Hamilton City School District
   Improvements, Series A,
   6.15%, 12/1/16,
   State Aid Withholding                          600          704
Hilliard School District,
   0.00%, 12/1/16, FGIC                         3,720        2,073
Hilliard School District,
   0.00%, 12/1/17, FGIC                         3,720        1,961
Indian Lake Local School District,
   Capital Appreciation,
   7.00%, 12/1/14,
   Callable 12/1/05 @ 102, AMBAC                2,500        2,747
Jackson Local School District,
   5.63%, 12/1/25,
   Callable 12/1/10 @ 100, FSA                  1,500        1,588
Kings Local School District,
   4.13%, 12/1/18,
   Callable 6/1/14 @ 100, MBIA                    250          238
Kings Local School District,
   4.13%, 12/1/19,
   Callable 6/1/14 @ 100, MBIA                    300          282
Kings Local School District,
   Capital Appreciation,
   0.00%, 12/1/21, MBIA                         1,310          524
Lake Local School District,
   Wood County,
   4.60%, 12/1/11, MBIA                           450          479
Lake Local School District,
   Wood County, 5.30%, 12/1/21,
   Callable 12/1/11 @ 101, MBIA                 1,575        1,668
Lakeview Local School District,
   6.95%, 12/1/19                               1,250        1,317
Lima City School District,
   5.20%, 12/1/06, AMBAC                          255          276
Lima City School District,
   5.00%, 12/1/07, AMBAC                          405          442
Lima City School District,
   5.00%, 12/1/08, AMBAC                          400          440
Lima City School District,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 102, AMBAC                2,000        2,266
Marion Local School District,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101, MBIA                   230          252
Marysville Exempt Village School District,
   0.00%, 12/1/13, AMBAC                          555          367
Marysville Exempt Village School District,
   0.00%, 12/1/17, AMBAC                          955          503
Marysville Exempt Village School District,
   5.25%, 12/1/18,
   Callable 12/1/12 @ 100, MBIA                   605          641
Marysville Exempt Village School District,
   6.00%, 12/1/24,
   Callable 12/1/10 @ 101, AMBAC                  725          842
Minerva Local School District,
   Classroom Facilities, 5.13%, 12/1/20,
   Callable 12/1/12 @ 100, MBIA                 2,700        2,815
Mount Vernon City School District,
   7.50%, 12/1/14,
   Callable 12/1/04 @ 101, FGIC                   500          522
Newcomerstown Exempt Village
   School Facilities, 6.25%, 12/1/23,
   Callable 12/1/10 @ 102, MBIA                   900        1,039
Nordonia Hills City School District,
   5.38%, 12/1/20,
   Callable 12/1/10 @ 101, AMBAC                1,500        1,612
Nordonia Hills City School District,
   5.45%, 12/1/25,
   Callable 12/1/10 @ 101, AMBAC                1,500        1,567
Sidney City School District,
   4.70%, 12/1/11, FGIC                           200          214
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                        1,715        1,270
Springfield City School District,
   Capital Appreciation,
   4.50%, 12/1/11, FGIC                           500          529
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/14, FGIC                         1,000          624
Springfield City School District,
   Capital Appreciation,
   5.00%, 12/1/17,
   Callable 12/1/11 @ 102, FGIC                   500          525

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


State Higher Education,
   Capital Facility,
   Series A, 5.25%, 2/1/09                     $  230     $    253
State Higher Education,
   Series A, 4.25%, 8/1/07                      2,250        2,380
State Higher Education,
   Series B, 4.25%, 11/1/11                       550          573
Tecumseh Local School District,
   School Improvements,
   4.63%, 12/1/22,
   Callable 12/1/14 @ 100, FGIC                 1,250        1,219
Twinsburg Local School District,
   4.25%, 12/1/20,
   Callable 12/1/14 @ 100, FGIC                 1,170        1,103
Twinsburg Local School District,
   4.25%, 12/1/21,
   Callable 12/1/14 @ 100, FGIC                 1,610        1,503
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/08, FGIC                           555          481
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/11, FGIC                           555          410
Warren City School District,
   5.00%, 12/1/22,
   Callable 6/1/14 @ 100, FGIC                    600          614
Worthington City School District,
   5.90%, 6/1/07, FGIC                          1,000        1,104
Worthington City School District,
   5.90%, 12/1/08, FGIC                         1,945        2,200
Worthington City School District,
   6.00%, 12/1/10, FGIC                         2,175        2,504
Worthington City School District,
   6.00%, 12/1/11, FGIC                         2,255        2,603

                                                            63,493

Housing (0.7%):
Cincinnati, 6.30%, 12/1/15,
   Callable 6/1/05 @ 101, AMT                   1,250        1,287

Public Facilities (Convention,
   Sport, Public Buildings) (0.9%):
Athens Recreation Facilities,
   4.75%, 12/1/08, FGIC                           200          218
Hilliard, 5.25%, 12/1/27,
   Callable 12/1/12 @ 100                         625          641
Lorain County Justice Center,
   3.05%, 12/1/05, FGIC                           155          158
Lorain County Justice Center,
   4.20%, 12/1/11, FGIC                           385          399
Lorain County Justice Center,
   4.25%, 12/1/12, FGIC                           250          257

                                                             1,673

Public Improvements (5.3%):
Akron, 5.50%, 12/1/21,
   Callable 12/1/10 @ 101                         510          552
Cincinnati, 5.00%, 12/1/09                      2,455        2,687
Cincinnati, 5.00%, 12/1/10                      2,955        3,232
Columbus, Series 1, 5.50%, 11/15/08             1,000        1,116
Columbus, Series 1, 5.50%, 11/15/10             1,000        1,126
Monroe, 5.00%, 12/1/24,
   Callable 12/1/13 @ 100, FSA                  1,090        1,102

                                                             9,815

Transportation (3.2%):
State Highway Capital Improvements,
   Series C, 5.00%, 5/1/08                      4,000        4,351
State Highway Capital Improvements,
   Series F, 5.25%, 5/1/10                        500          553
Toledo, Street Improvements,
   5.00%, 12/1/16,
   Callable 12/1/11 @ 100, MBIA                 1,050        1,098

                                                             6,002

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Utilities (Sewers, Telephone,
   Electric) (0.9%):
Avon, Route 83 Sewer Improvements,
   6.50%, 12/1/15                              $  335     $    398
Canton, Waterworks System,
   5.75%, 12/1/10,
   Callable 12/1/05 @ 102, AMBAC                  500          540
Huron County, Landfill Issue II,
   5.40%, 12/1/07, MBIA                           285          314
Huron County, Landfill Issue II,
   5.60%, 12/1/09,
   Callable 12/1/07 @ 102, MBIA                   320          356

                                                             1,608

                                                           103,824

Revenue Bonds (41.1%):

Education (18.8%):
Bowling Green State
   University General Receipts,
   4.00%, 6/1/10, AMBAC                           380          394
Bowling Green State
   University General Receipts,
   4.80%, 6/1/10, FGIC                          1,000        1,080
Cincinnati Technical College,
   5.00%, 10/1/10, AMBAC                          500          547
Cincinnati Technical College,
   5.00%, 10/1/12, AMBAC                          650          704
State Higher Education Capital Facilities,
   Series II-A, 5.25%, 12/1/06                  1,400        1,513
State Higher Education Capital Facilities,
   Series II-A, 5.50%, 12/1/08                  5,000        5,575
State Higher Education Capital Facilities,
   Series II-A, 5.25%, 12/1/11                  4,875        5,395
State Higher Education Facility Revenue,
   Denison University Project,
   4.75%, 11/1/05                                 785          821
State Higher Education Facility Revenue,
   John Carroll University Project,
   5.00%, 11/15/12                                400          428
State Higher Education Facility Revenue,
   John Carroll University Project,
   5.00%, 11/15/13                                250          266
State Higher Education Facility Revenue,
   John Carroll University Project,
   5.50%, 11/15/17,
   Callable 11/15/13 @ 100                        420          454
State Higher Education Facility Revenue,
   John Carroll University Project,
   5.50%, 11/15/18,
   Callable 11/15/13 @ 100                        335          360
State Higher Education Facility Revenue,
   Ohio Northern University Project,
   3.50%, 5/1/09                                  530          535
State Higher Education Facility Revenue,
   Xavier University Project,
   6.00%, 5/15/08,
   Callable 5/15/07 @ 102, MBIA                   500          559
State Special Obligation, Elementary &
   Secondary Education Facilities,
   Series A, 5.00%, 6/1/07, AMBAC               1,100        1,187
State Special Obligation, Elementary &
   Secondary Education Facilities,
   Series B, 5.00%, 12/1/06, FSA                1,550        1,665
State University General Receipts,
   Series A, 5.75%, 12/1/24,
   Callable 12/1/09 @ 101                       1,250        1,353
State University General Receipts,
   Series B, 3.50%, 6/1/10                      3,000        3,018
State University General Receipts,
   Series B, 4.00%, 6/1/12                      2,065        2,084
University General Receipts,
   Athens, 4.50%, 12/1/27,
   Callable 6/1/14 @ 100, MBIA                  1,500        1,385
University of Cincinnati General Receipts,
   Series C, 4.00%, 6/1/08, FGIC                1,600        1,679
University of Cincinnati General Receipts,
   Series C, 5.00%, 6/1/12, FGIC                1,835        1,986
Wright State University General Receipts,
   5.00%, 5/1/11, MBIA                          1,990        2,166

                                                            35,154

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Hospitals, Nursing Homes
   & Health Care (2.3%):
Akron Bath Copley Joint Township
   Hospital District Revenue,
   Children's Hospital,
   4.00%, 11/15/12, FSA                        $2,300     $  2,306
Lucas County Hospital Revenue,
   5.75%, 11/15/14,
   Prerefunded 11/15/06 @ 102, MBIA             1,785        1,892

                                                             4,198

Housing (2.6%):
Capital Corp. for Housing Management,
   Kent Gardens, Series II,
   6.35%, 7/1/15,
   Callable 1/1/05 @ 100, MBIA FHA              1,000        1,006
Capital Corp. for Housing Management,
   Springhill Homes, Series C,
   6.50%, 7/1/24,
   Callable 1/1/05 @ 101, MBIA FHA                920          939
Cuyahoga County Multifamily,
   Water Street Assoc.,
   5.60%, 6/20/08,
   GNMA AMT                                       370          385
Greater Cincinnati Elderly Housing
   Finance Corp., Walnut Towers,
   Series A, 6.90%, 8/1/25,
   Callable 8/1/04 @ 102, FHA                   2,020        2,084
Housing Finance Agency, Residential,
   Series A-1, 5.70%, 9/1/09,
   GNMA AMT                                       415          421
Housing Finance Agency, Residential,
   Series A-1, 6.35%, 9/1/31,
   Callable 9/1/09 @ 100, GNMA AMT                 65           66

                                                             4,901

Public Facilities (Convention, Sport,
   Public Buildings) (1.4%):
Crawford County Correctional Facilities,
   6.75%, 12/1/19,
   Prerefunded 12/01/04 @ 102, AMBAC            1,385        1,458
State Building Authority,
   James A. Rhodes State Office,
   Series A, 5.00%, 6/1/08                      1,000        1,087

                                                             2,545

Public Improvements (1.2%):
Franklin County Development,
   American Chemical Society Project,
   5.00%, 10/1/06                               1,350        1,435
State Economic Development,
   ABS Industries, Inc. Project,
   6.00%, 6/1/04, AMT                              55           55
Twinsburg, 5.50%, 12/1/15,
   Callable 12/1/11 @ 100, FGIC                   600          657

                                                             2,147

Transportation (1.6%):
State Infrastructure Revenue,
   5.00%, 12/15/07                              1,175        1,277
State Turnpike Commission Revenue,
   5.00%, 2/15/08, FSA                          1,500        1,624

                                                             2,901

Utilities (Sewers, Telephone,
   Electric) (6.6%):
Akron Sewer System Revenue,
   4.95%, 12/1/10, AMBAC                          300          325
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA               340          357
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA               410          431
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/24,
   Prerefunded 11/15/04 @ 102, MBIA             1,985        2,086

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                             Principal
Security Description                          Amount       Value


Cuyahoga County Utility System,
   Medical Center Co. Project,
   Series B, 5.85%, 8/15/10,
   Callable 8/15/05 @ 102, MBIA AMT            $1,500     $  1,598
Municipal Electric Generation Agency,
   3.25%, 2/15/11, AMBAC                        3,645        3,559
Municipal Electric Generation Agency,
   5.00%, 2/15/12, AMBAC                        3,090        3,326
Municipal Electric Generation Agency,
   0.00%, 2/15/29, AMBAC                        2,500          634

                                                            12,316

Utilities -- Water (6.6%):
Akron Waterworks Revenue,
   5.63%, 12/1/20,
   Callable 6/1/10 @ 100, AMBAC (b)             1,250        1,371
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/17,
   Callable 10/1/10 @ 100, AMBAC                  420          457
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/18,
   Callable 10/1/10 @ 100, AMBAC                  445          483
Clermont County Waterworks Revenue,
   Clermont County Sewer District,
   4.00%, 8/1/10, AMBAC                         1,035        1,073
Clermont County Waterworks Revenue,
   Clermont County Sewer District,
   4.25%, 8/1/12, AMBAC                         1,750        1,802
Cleveland Waterworks,
   Series H, 5.75%, 1/1/21,
   Prerefunded 1/1/06 @ 102, MBIA                 940        1,019
Huber Heights Water Systems,
   Capital Appreciation,
   0.00%, 12/1/24, MBIA                         1,000          335
Huber Heights Water Systems,
   Capital Appreciation,
   0.00%, 12/1/25, MBIA                         1,000          314
State Water Development Authority
   Revenue, Community Assistance,
   3.50%, 6/1/11, MBIA                            830          826
State Water Development Authority,
   Pollution Control Revenue,
   2.50%, 6/1/08                                1,000          985
State Water Development Authority,
   Pollution Control Revenue,
   5.00%, 6/1/11                                1,000        1,087
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/15,
   Callable 12/1/12 @ 101, FSA                    365          389
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/16,
   Callable 12/1/12 @ 101, FSA                    645          682
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/17,
   Callable 12/1/12 @ 101, FSA                    680          714
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/18,
   Callable 12/1/12 @ 101, FSA                    710          742

                                                            12,279

                                                            76,441

Total Municipal Bonds (Cost $174,803)                      180,265

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2004

(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                          Shares       Value


Investment Companies (0.2%)

Blackrock Ohio Money Market                   422,717     $    423

Total Investment Companies (Cost $423)                         423

Total Investments (Cost $175,226) (a) -- 97.2%             180,688

Other assets in excess of liabilities -- 2.8%                5,117

NET ASSETS -- 100.0%                                      $185,805


Notes to Schedules of Investments

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

                                    Gross           Gross            Net
                                 Unrealized      Unrealized      Unrealized
                                Appreciation    Depreciation    Appreciation

National Municipal Bond Fund       $1,746         $  (914)         $  832
New York Municipal Bond Fund        1,210             (16)          1,194
Ohio Municipal Bond Fund            6,888          (1,426)          5,462

(b) Segregated as collateral for securities purchased on a "when-issued" basis.

* Variable rate security. Rate presented represents rate in effect at April 30, 2004. Maturity date reflects actual maturity date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

FGIC -- Financial Guaranty Insurance Co.

FHA -- Federal Home Association

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Association

GO -- General Obligation

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

SCSDE -- South Carolina School District Enhancement

SPA -- Standby Purchase Agreement

   See notes to schedules of investments and notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2004

(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                          National       New York         Ohio
                                                          Municipal      Municipal      Municipal
                                                            Bond           Bond           Bond
                                                            Fund           Fund           Fund

ASSETS:
Investments, at value (Cost $74,248;
   $16,149; $175,226)                                     $75,080        $17,343        $180,688
Cash                                                           50             50              50
Interest and dividends receivable                             883            175           3,175
Receivable from brokers for investments sold                   --             --           3,290
Receivable from affiliates                                     12              5              --<F1>
Prepaid expenses and other assets                              23             15               4

         Total Assets                                      76,048         17,588         187,207

LIABILITIES:
Payable to brokers for investments purchased                2,996            788           1,228
Accrued expenses and other payables:
     Investment advisory fees                                  27              6              93
     Administration fees                                        1             --<F1>           3
     Custodian fees                                             3              1               5
     Accounting fees                                           --              1              --
     Transfer agent fees                                       10              3              17
     Shareholder service fees -- Class A Shares                15              4              39
     Other                                                      2              2              17

         Total Liabilities                                  3,054            805           1,402

NET ASSETS:
Capital                                                    71,233         15,442         178,813
Accumulated net investment income                              27             16              74
Net unrealized appreciation from investments                  832          1,194           5,462
Accumulated net realized gains from
   investment transactions                                    902            131           1,456

         Net Assets                                       $72,994        $16,783        $185,805

Net Assets
     Class A Shares                                       $72,926        $16,783        $185,794
     Class C Shares                                            68             --              11

         Total                                            $72,994        $16,783        $185,805

Outstanding units of beneficial interest (shares)
     Class A Shares                                         6,800          1,313          15,793
     Class C Shares                                             6             --               1

         Total                                              6,806          1,313          15,794

Net asset value
     Redemption price per share -- Class A Shares         $ 10.72        $ 12.79        $  11.76
     Offering and redemption price per share --
       Class C Shares <F2>                                $ 10.71             --        $  11.75

Maximum sales charge -- Class A Shares                       2.00%          2.00%           2.00%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset
   value adjusted to nearest cent) -- Class A Shares      $ 10.94        $ 13.05        $  12.00


<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2004

(Amounts in Thousands)                                            (Unaudited)


                                                           National        New York         Ohio
                                                           Municipal       Municipal      Municipal
                                                             Bond            Bond           Bond
                                                             Fund            Fund           Fund

Investment Income:
Interest income                                            $ 1,288          $ 424         $ 4,014
Dividend income                                                 16              3              21

     Total Income                                            1,304            427           4,035

Expenses:
Investment advisory fees                                       215             50             582
Administration fees                                             48             11             119
Shareholder service fees -- Class A Shares                      98             22             242
12b-1 fees -- Class C Shares                                    --<F1>         --              --<F1>
Accounting fees                                                 32             21              39
Custodian fees                                                  15              5              24
Legal and audit fees                                             5              1              12
Trustees' fees and expenses                                      2             --<F1>           5
Transfer agent fees                                             21              6              34
Registration and filing fees                                    11              6              12
Printing fees                                                    2              1               4
Other                                                            2              2               7

     Total Expenses                                            451            125           1,080

Expenses reduced by adviser                                    (39)           (13)             --
Expenses reduced by administrator                               --             (6)             --

     Expenses before reimbursement from administrator          412            106           1,080
     Expenses reimbursed by administrator                      (80)           (29)             --<F1>

     Net Expenses                                              332             77           1,080

Net Investment Income                                          972            350           2,955

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions                891             92           1,305
Net change in unrealized appreciation/depreciation
   from investments                                         (1,856)          (336)         (4,922)

Net realized/unrealized losses from investments               (965)          (244)         (3,617)

Change in net assets resulting from operations             $     7          $ 106         $  (662)


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets

(Amounts in Thousands)


                                          National Municipal          New York Municipal            Ohio Municipal
                                              Bond Fund                   Bond Fund                    Bond Fund

                                          Six                         Six                        Six
                                        Months           Year        Months         Year        Months          Year
                                         Ended           Ended        Ended         Ended        Ended          Ended
                                       April 30,      October 31,   April 30,    October 31,   April 30,     October 31,
                                         2004            2003         2004          2003         2004           2003

                                      (Unaudited)                  (Unaudited)                (Unaudited)

From Investment Activities:
Operations:
     Net investment income             $    972       $  2,113      $   350      $    820      $  2,955      $   6,431
     Net realized gains from
       investment transactions              891          1,460           92            62         1,305          1,847
     Net change in unrealized
       appreciation/depreciation
       from investments                  (1,856)           154         (336)          171        (4,922)            26

Change in net assets resulting
   from operations                            7          3,727          106         1,053          (662)         8,304

Distributions to Shareholders:
     From net investment income:
         Class A Shares                    (965)        (2,037)        (345)         (780)       (2,911)        (5,607)
         Class C Shares                      --<F1>         --           --            --            --<F1>         --
         Class G Shares                      --            (67)          --           (26)           --           (764)
     From net realized losses from
       investment transactions           (1,128)        (1,017)          --            --        (1,634)        (1,496)

Change in net assets from
   distributions to shareholders         (2,093)        (3,121)        (345)         (806)       (4,545)        (7,867)

Capital Transactions:
     Proceeds from shares issued         10,650         45,615          257         7,120        14,007         28,618
     Proceeds from shares exchanged
       from Class G                          --         19,548           --         4,634            --        137,846
     Dividends reinvested                 1,327          1,981          182           408         2,538          4,249
     Cost of shares redeemed            (19,786)       (45,302)      (2,135)      (12,047)      (24,593)       (47,090)
     Cost of shares exchanged
       to Class A                            --        (19,548)          --        (4,634)           --       (137,846)

Change in net assets from
   capital transactions                  (7,809)         2,294       (1,696)       (4,519)       (8,048)       (14,223)

Change in net assets                     (9,895)         2,900       (1,935)       (4,272)      (13,255)       (13,786)

Net Assets:
     Beginning of period                 82,889         79,989       18,718        22,990       199,060        212,846

     End of period                     $ 72,994       $ 82,889      $16,783      $ 18,718      $185,805      $ 199,060

Share Transactions:
     Issued                                 963          4,166           19           548         1,151          2,363
     Issued in connection with
       exchange from Class G                 --          1,796           --           358            --         11,451
     Reinvested                             121            181           14            32           210            352
     Redeemed                            (1,794)        (4,131)        (162)         (929)       (2,025)        (3,904)
     Redeemed in connection with
       exchange to Class A                   --         (1,795)          --          (360)           --        (11,469)

Change in Shares                           (710)           217         (129)         (351)         (664)        (1,207)

Accumulated net investment income      $     27       $     20      $    16      $     11      $     74      $      30


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                  National Municipal Bond Fund

                                                                         Class A Shares

                                          Six
                                         Months           Year          Year          Year          Year          Year
                                          Ended           Ended         Ended         Ended         Ended         Ended
                                        April 30,      October 31,   October 31,   October 31,   October 31,   October 31,
                                          2004            2003          2002          2001          2000          1999

                                      (Unaudited)

Net Asset Value,
   Beginning of Period                  $ 11.03         $ 10.96       $ 11.19       $ 10.52       $ 10.17       $ 10.92

Investment Activities:
     Net investment income                 0.14            0.28          0.29          0.36          0.40          0.41
     Net realized and unrealized
       gains (losses) on investments      (0.16)           0.21          0.25          0.87          0.40         (0.51)

         Total from
           Investment Activities          (0.02)           0.49          0.54          1.23          0.80         (0.10)

Distributions
     Net investment income                (0.14)          (0.28)        (0.29)        (0.36)        (0.40)        (0.41)
     Net realized gains                   (0.15)          (0.14)        (0.48)        (0.20)        (0.05)        (0.24)

           Total Distributions            (0.29)          (0.42)        (0.77)        (0.56)        (0.45)        (0.65)

Net Asset Value, End of Period          $ 10.72         $ 11.03       $ 10.96       $ 11.19       $ 10.52       $ 10.17

Total Return (excludes sales charge)      (0.25)%<F2>      4.54%         5.10%        12.09%         8.07%        (0.99)%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $72,926         $82,889       $65,976       $55,279       $36,516       $37,579
Ratio of expenses to
   average net assets                      0.85%<F3>       0.85%         0.88%         1.05%         1.04%         0.86%
Ratio of net investment income
   to average net assets                   2.48%<F3>       2.54%         2.70%         3.28%         3.93%         3.80%
Ratio of expenses to
   average net assets<F1>                  1.15%<F3>       1.16%         1.18%         1.21%         1.33%         1.24%
Ratio of net investment income
   to average net assets<F1>               2.18%<F3>       2.23%         2.40%         3.12%         3.64%         3.42%
Portfolio turnover <F4>                      65%            173%          330%          472%          270%          127%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                   National Municipal
                                                                        Bond Fund

                                                                     Class C Shares

                                                                        March 1,
                                                                          2004
                                                                         through
                                                                        April 30,
                                                                        2004<F2>

                                                                       (Unaudited)

Net Asset Value, Beginning of Period                                     $11.15

Investment Activities:
     Net investment income                                                 0.03
     Net realized and unrealized losses on investments                    (0.43)

         Total from Investment Activities                                 (0.40)

Distributions
     Net investment income                                                (0.04)
     Net realized gains                                                      --

         Total Distributions                                              (0.04)

Net Asset Value, End of Period                                           $10.71

Total Return (excludes contingent deferred sales charge)                  (3.62)%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                                        $   68
Ratio of expenses to average net assets <F5>                               1.50%<F4>
Ratio of net investment income to average net assets <F5>                  1.94%<F4>
Ratio of expenses to average net assets<F1>                                3.25%<F4>
Ratio of net investment income to average net assets<F1>                   0.19%<F4>
Portfolio turnover <F6>                                                      65%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2004, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 1.50% until at least February 28, 2014.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                              New York Municipal Bond Fund

                                                                      Class A Shares

                                          Six
                                         Months           Year         Year         Year         Year         Year
                                          Ended           Ended        Ended        Ended        Ended        Ended
                                        April 30,      October 31,  October 31,  October 31,  October 31,  October 31,
                                          2004            2003         2002         2001         2000         1999

                                       (Unaudited)

Net Asset Value,
   Beginning of Period                  $ 12.98         $ 12.84      $ 12.66      $ 12.17      $ 11.99      $ 12.80

Investment Activities:
     Net investment income                 0.26            0.51         0.51         0.59         0.61         0.61
     Net realized and unrealized
       gains (losses) on investments      (0.20)           0.14         0.20         0.48         0.19        (0.81)

         Total from
           Investment Activities           0.06            0.65         0.71         1.07         0.80        (0.20)

Distributions
     Net investment income                (0.25)          (0.51)       (0.50)       (0.58)       (0.62)       (0.61)
     Net realized gains                      --              --        (0.03)          --           --           --

         Total Distributions              (0.25)          (0.51)       (0.53)       (0.58)       (0.62)       (0.61)

Net Asset Value, End of Period          $ 12.79         $ 12.98      $ 12.84      $ 12.66      $ 12.17      $ 11.99

Total Return (excludes sales charge)       0.44%<F2>       5.12%        5.80%        8.98%        7.00%       (1.74)%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $16,783         $18,718      $17,314      $15,458      $14,082      $14,084
Ratio of expenses to
   average net assets                      0.85%<F3>       0.85%        0.88%        1.05%        0.98%        0.95%
Ratio of net investment income
   to average net assets                   3.90%<F3>       3.91%        4.07%        4.80%        5.08%        4.82%
Ratio of expenses to
   average net assets<F1>                  1.38%<F3>       1.37%        1.42%        1.49%        1.60%        1.42%
Ratio of net investment income
   to average net assets<F1>               3.37%<F3>       3.39%        3.53%        4.36%        4.46%        4.35%
Portfolio turnover                            5%              0%          23%          45%          26%          28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                    Ohio Municipal Bond Fund

                                                                          Class A Shares

                                            Six
                                           Months               Year          Year         Year         Year         Year
                                            Ended               Ended         Ended        Ended        Ended        Ended
                                          April 30,          October 31,   October 31,  October 31,  October 31,  October 31,
                                            2004                2003          2002         2001         2000         1999

                                         (Unaudited)

Net Asset Value,
   Beginning of Period                    $  12.10            $  12.06      $ 12.14      $ 11.45      $ 11.11      $ 12.04

Investment Activities:
     Net investment income                    0.18                0.37         0.41         0.50         0.51         0.49
     Net realized and unrealized
       gains (losses) on investments         (0.24)               0.12         0.14         0.69         0.34        (0.75)

         Total from
           Investment Activities             (0.06)               0.49         0.55         1.19         0.85        (0.26)

Distributions
     Net investment income                   (0.18)              (0.37)       (0.40)       (0.50)       (0.51)       (0.49)
     Net realized gains                      (0.10)              (0.08)       (0.23)          --           --        (0.10)
     In excess of net realized gains            --                  --           --           --           --        (0.08)

         Total Distributions                 (0.28)              (0.45)       (0.63)       (0.50)       (0.51)       (0.67)

Net Asset Value, End of Period            $  11.76            $  12.10      $ 12.06      $ 12.14      $ 11.45      $ 11.11

Total Return (excludes sales charge)         (0.53)%<F2>          4.16%        4.77%       10.55%        7.84%       (2.29)%

Ratios/Supplemental Data:
Net Assets at end of period (000)         $185,794            $199,060      $74,453      $74,705      $64,414      $74,984
Ratio of expenses to
   average net assets                         1.11%<F3>           1.10%        1.11%        1.03%        0.94%        0.92%
Ratio of net investment income
   to average net assets                      3.05%<F3>           3.08%        3.47%        4.15%        4.52%        4.20%
Ratio of expenses to
   average net assets<F1>                     <F4>                <F4>         <F4>         1.11%        1.15%        1.14%
Ratio of net investment income
   to average net assets<F1>                  <F4>                <F4>         <F4>         4.07%        4.31%        3.98%
Portfolio turnover <F5>                         37%                 62%          83%          96%          69%         112%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no fee reductions during the period.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued

For a Share Outstanding Throughout Each Period


                                                                      Ohio Municipal
                                                                         Bond Fund

                                                                      Class C Shares

                                                                         March 1,
                                                                           2004
                                                                          through
                                                                         April 30,
                                                                         2004<F2>

                                                                        (Unaudited)

Net Asset Value, Beginning of Period                                      $12.25

Investment Activities:
     Net investment income                                                  0.05
     Net realized and unrealized losses on investments                     (0.49)

         Total from Investment Activities                                  (0.44)

Distributions
     Net investment income                                                 (0.06)

         Total Distributions                                               (0.06)

Net Asset Value, End of Period                                            $11.75

Total Return (excludes contingent deferred sales charge)                   (3.64)%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                                         $   11
Ratio of expenses to average net assets <F5>                                1.50%<F4>
Ratio of net investment income to average net assets <F5>                   2.72%<F4>
Ratio of expenses to average net assets<F1>                                11.39%<F4>
Ratio of net investment loss to average net assets<F1>                     (7.17)%<F4>
Portfolio turnover <F6>                                                       37%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2004, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 1.50% until at least February 28, 2014.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

                                                Notes to Financial Statements
The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


1.  Organization:

    The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 23 active funds. The accompanying financial statements are those of the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund and Ohio Municipal Bond Fund (collectively, the "Funds").

    The Intermediate Income Fund and New York Municipal Bond Fund are authorized to issue one class of shares: Class A Shares. The Stock Index Fund is authorized to issue two classes of shares: Class A Shares and Class R Shares. The Convertible Fund, National Municipal Bond Fund, and Ohio Municipal Bond Fund are also authorized to issue two classes of shares: Class A Shares and Class C Shares. The Value Fund, Diversified Stock Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Real Estate Fund, and the Fund for Income are authorized to issue three classes of shares: Class A Shares, Class C Shares and Class R Shares (known as the Class G Shares prior to January 1, 2003). Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

    The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Diversified Stock Fund and the Growth Fund seek to provide long term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund seeks to provide capital appreciation. The Focused Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Real Estate Fund seeks to provide total return through investments in real estate-related securities. The Intermediate Income Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The New York Municipal Bond Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

    Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


2.  Reorganizations:

    On December 2, 2002, the Board of Trustees of the Trust approved the conversion and transfer of all the assets and liabilities represented by Class B Shares into additional Class A Shares for the Diversified Stock Fund. This transfer was completed on December 13, 2002. The Board of Trustees also approved the redesignation of the Class G Shares as Class R Shares for the Value Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund, Real Estate Fund and the Fund for Income. This redesignation was effective January 1, 2003. Additionally, the Board of Trustees of the Trust also approved the conversion and transfer of all the assets and liabilities represented by Class G Shares into Class A Shares for the Convertible Fund, Intermediate Income Fund, National Municipal Bond Fund, New York Municipal Bond Fund, and Ohio Municipal Bond Fund. This transfer was completed on January 17, 2003.


3.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    Securities Valuation:

    Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

    Securities Transactions and Related Income:

    Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    Repurchase Agreements:

    Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the

                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


    collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

    Line of Credit:

    The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee.

    There were no loans outstanding as of April 30, 2004.

    Futures Contracts:

    The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, and the Balanced Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

    Securities Purchased on a When-Issued Basis:

    All Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2004, the Funds had outstanding "when-issued" purchase commitments with corresponding assets segregated, as follows (amounts in thousands):

             National Municipal Bond Fund                     $4,962
             New York Municipal Bond Fund                      1,000
             Ohio Municipal Bond Fund                          1,250

                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


    Securities Lending:

    The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, National Municipal Bond Fund, and Ohio Municipal Bond Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund, with the exception of the Established Value Fund. The Established Value Fund may make loans of portfolio securities to persons unaffiliated with the Trust, not in excess of 20% of the value of the Fund's total assets (taken at market value), made in accordance with the guidelines of the SEC and with any standards established from time to time by the Trust's Board of Trustees, including the maintenance of collateral from the borrower at all times in an amount at least equal to the current market value of the securities loaned. KeyBank National Association ("KeyBank"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it received a fee. Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with KeyBank at all times in an amount equal to at least 102% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. The following Funds loaned securities and held collateral with the following market values as of April 30, 2004 (amounts in thousands):

                                            Market Value       Market Value
                                        of Loaned Securities   of Collateral

    Value Fund                                $ 60,445          $ 62,009
    Diversified Stock Fund                     357,563           368,312
    Growth Fund                                 48,164            49,074
    Established Value Fund                      63,811            64,383
    Special Value Fund                          51,801            52,738
    Small Company Opportunity Fund              22,538            22,782
    Balanced Fund                               34,131            34,588
    Intermediate Income Fund                    64,198            65,800

    As of April 30, 2004, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements and unaffiliated money market funds.

    Dividends to Shareholders:

    Dividends from net investment income are declared and paid quarterly for the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Convertible Fund, and the Real Estate Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund, and the Ohio Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund are reclassified as an offset to capital in the accompanying statements of assets and liabilities.

    Federal Income Taxes:

    It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    Other:

    Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4.  Purchases and Sales of Securities:

    Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2004 were as follows (amounts in thousands):


                                      Purchases         Sales         Purchases        Sales
                                   (excluding U.S   (excluding U.S.     of U.S.       of U.S.
                                    Government)       Government)     Government     Government
                                     Securities       Securities      Securities     Securities

    Value Fund                       $115,373         $132,782        $     --       $     --
    Diversified Stock Fund            867,722          699,239              --             --
    Stock Index Fund                    1,540            1,011              --             --
    Growth Fund                        55,972           74,262              --             --
    Established Value Fund             87,710          106,411              --             --
    Special Value Fund                130,094          157,300              --             --
    Small Company Opportunity Fund     55,497           57,274              --             --
    Focused Growth Fund                   522               29              --             --
    Balanced Fund                      79,933           82,258          31,036         30,720
    Convertible Fund                   29,193           35,771              --             --
    Real Estate Fund                   16,595           21,619              --             --
    Intermediate Income Fund           25,062           46,114         104,879        106,744
    Fund for Income                        --               --          99,668        197,151
    National Municipal Bond Fund       48,791           59,867              --             --
    New York Municipal Bond Fund          788            1,606              --             --
    Ohio Municipal Bond Fund           69,642           71,770              --             --


                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


5.  Related Party Transactions:

    Investment advisory services are provided to all the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

    Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Value Fund, Growth Fund and Special Value Fund are computed at the annual rate of 0.75% of each Fund's average daily net assets up to $400 million, 0.65% of each Fund's average daily net assets between $400 million and $800 million, and 0.60% of each Fund's average daily net assets greater than $800 million; the investment advisory fees of the Diversified Stock Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million and 0.60% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Stock Index Fund are computed at the annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $800 million, and 0.40% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Established Value Fund and the Small Company Opportunity Fund are computed at the annual rate of 0.65% of each Fund's average daily net assets up to $100 million, 0.55% of each Fund's average daily net assets between $100 million and $200 million, and 0.45% of each Fund's average daily net assets greater than $200 million; the investment advisory fees of the Balanced Fund are computed at the annual rate of 0.70% of the Fund's average daily net assets up to $400 million, 0.65% of the Fund's average daily net assets between $400 million and $800 million, and 0.60% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Convertible Fund and the Intermediate Income Fund are computed at the annual rate of 0.75% of each Fund's average daily net assets; the investment advisory fees of the Real Estate Fund are computed at the annual rate of 0.80% of the Fund's average daily net assets; the investment advisory fees of the Fund for Income are computed at the annual rate of 0.50% of the Fund's average daily net assets; the investment advisory fees of the National Municipal Bond Fund and the New York Municipal Bond Fund are computed at the annual rate of 0.55% of each Fund's average daily net assets; and the investment advisory fees of the Ohio Municipal Bond fund are computed at the annual rate of 0.60% of the Fund's average daily net assets.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

    Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, increased from 0.03% effective April 1, 2004, of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

    BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

    Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership, which had served as the Funds' distributor prior to March 1, 2004.

                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


    Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for the Stock Index Fund and the Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly service fee, at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of the Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

    The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A shares of each Fund, except for the Stock Index Fund, a fee of up to 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor), may receive a fee of up to 0.15% of the average daily net assets of Class A Shares and 0.25% of Class R Shares of the Stock Index Fund.

    In addition, the Distributor is entitled to receive commissions on sales of Class A Shares and redemptions of Class C Shares of the Funds. For the period ended April 30, 2004, the Distributor received approximately $1,467 from commissions earned on sales of Class A Shares and redemptions of Class C Shares of the Funds, a portion of which the Distributor reallowed to dealers of the Funds' shares including approximately $423 to affiliates of the Funds.

    Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


6.  Capital Share Transactions:

    Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):


                                                     Value                       Diversified
                                                     Fund                        Stock Fund

                                               Six                            Six
                                              Months           Year          Months         Year
                                              Ended           Ended           Ended        Ended
                                             April 30,       October 31,    April 30,    October 31,
                                               2004            2003           2004          2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued              $  8,368       $  44,963       $ 356,561    $ 448,833
    Proceeds from shares
      exchanged from Class B                       --              --              --       37,579
    Dividends reinvested                          786           1,950           2,871        4,957
    Cost of shares redeemed                   (26,898)       (173,811)       (176,090)    (447,488)

    Total                                    $(17,744)      $(126,898)      $ 183,342    $  43,881

    Class B Shares:
    Proceeds from shares issued              $     --       $      --       $      --    $      --
    Dividends reinvested                           --              --              --           --
    Cost of shares redeemed                        --              --              --         (649)
    Cost of shares
      exchanged to Class A                         --              --              --      (37,579)

    Total                                    $     --       $      --       $      --    $ (38,228)

    Class C Shares:
    Proceeds from shares issued              $    150       $      89       $  33,220    $   8,592
    Dividends reinvested                           --<F1>          --<F1>          12            7
    Cost of shares redeemed                        (5)             --          (1,171)      (1,260)

    Total                                    $    145       $      89       $  32,061    $   7,339

    Class R Shares:
    Proceeds from shares issued              $    175       $   2,361       $  24,648    $  33,802
    Dividends reinvested                           24              67             283          571
    Cost of shares redeemed                    (1,825)         (5,402)        (24,506)     (30,021)

    Total                                    $ (1,626)      $  (2,974)      $     425    $   4,352


    <F1> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


                                           Value                      Diversified
                                           Fund                       Stock Fund

                                     Six                          Six
                                    Months        Year           Months         Year
                                    Ended        Ended           Ended         Ended
                                   April 30,   October 31,      April 30,    October 31,
                                     2004         2003            2004          2003

    Share Transactions:
    Class A Shares:
    Issued                              689        4,531          24,123       36,221
    Issued in connection with
      exchange from Class B              --           --              --        3,340
    Reinvested                           65          196             197          425
    Redeemed                         (2,218)     (17,891)        (12,188)     (39,015)

    Total                            (1,464)     (13,164)         12,132          971

    Class B Shares:
    Issued                               --           --              --           --
    Reinvested                           --           --              --           --
    Redeemed                             --           --              --          (61)
    Redeemed in connection
      with exchange to Class A           --           --              --       (3,556)

    Total                                --           --              --       (3,617)

    Class C Shares:
    Issued                               12            8           2,256          711
    Reinvested                           --<F1>       --<F1>           1            1
    Redeemed                             --<F1>       --             (79)        (103)

    Total                                12            8           2,178          609

    Class R Shares:
    Issued                               15          242           1,697        2,861
    Reinvested                            2            7              19           49
    Redeemed                           (148)        (542)         (1,664)      (2,573)

    Total                              (131)        (293)             52          337


    <F1> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)



                                                      Stock                      Growth
                                                    Index Fund                    Fund

                                                Six                        Six
                                               Months        Year         Months        Year
                                               Ended         Ended        Ended        Ended
                                              April 30,    October 31,   April 30,   October 31,
                                                2004          2003         2004         2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued              $  9,797      $  30,971     $ 10,426    $ 74,004
    Dividends reinvested                          289          1,169          206         414
    Cost of shares redeemed                   (12,405)      (293,808)     (25,360)    (73,220)

    Total                                    $ (2,319)     $(261,668)    $(14,728)   $  1,198

    Class C Shares:
    Proceeds from shares issued              $     --      $      --     $     87    $     24
    Dividends reinvested                           --             --           --          --<F1>
    Cost of shares redeemed                        --             --           --          --

    Total                                    $     --      $      --     $     87    $     24

    Class R Shares:
    Proceeds from shares issued              $  1,772      $   3,955     $    436    $  1,204
    Dividends reinvested                           67            178           --           6
    Cost of shares redeemed                    (4,427)        (5,824)      (1,452)     (2,739)

    Total                                    $ (2,588)     $  (1,691)    $ (1,016)   $ (1,529)

    Share Transactions:
    Class A Shares:
    Issued                                        592          2,284          627       5,058
    Issued in connection with
      exchange from Class B                        --             --           --          --
    Reinvested                                     18             88           12          29
    Redeemed                                     (755)       (22,419)      (1,520)     (5,086)

    Total                                        (145)       (20,047)        (881)          1

    Class C Shares:
    Issued                                         --             --            5           2
    Reinvested                                     --             --           --          --<F1>
    Redeemed                                       --             --           --          --

    Total                                          --             --            5           2

    Class R Shares:
    Issued                                        107            289           27          82
    Reinvested                                      4             13           --           1
    Redeemed                                     (267)          (422)         (89)       (191)

    Total                                        (156)          (120)         (62)       (108)


    <F1> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)



                                                 Established Value            Special Value
                                                       Fund                       Fund

                                                Six                        Six
                                               Months        Year         Months         Year
                                               Ended        Ended         Ended         Ended
                                              April 30,   October 31,    April 30,    October 31,
                                                2004         2003          2004          2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued              $  3,199       $ 14,702     $ 10,113      $ 112,649
    Dividends reinvested                        1,769             98          414            523
    Cost of shares redeemed                    (2,887)       (33,436)     (14,963)      (167,389)

    Total                                    $  2,081       $(18,636)    $ (4,436)     $ (54,217)

    Class C Shares:
    Proceeds from shares issued              $    222       $    175     $     72      $     294
    Dividends reinvested                           17             --<F1>       --<F1>         --<F1>
    Cost of shares redeemed                        (2)            --           (1)            (9)

    Total                                    $    237       $    175     $     71      $     285

    Class R Shares:
    Proceeds from shares issued              $  6,743       $ 11,705     $    316      $     838
    Dividends reinvested                       22,335            738            3              2
    Cost of shares redeemed                   (24,373)       (31,740)        (327)          (811)

    Total                                    $  4,705       $(19,297)    $     (8)     $      29

    Share Transactions:
    Class A Shares:
    Issued                                        121            677          665          9,415
    Reinvested                                     71              4           28             43
    Redeemed                                     (110)        (1,552)        (984)       (14,051)

    Total                                          82           (871)        (291)        (4,593)

    Class C Shares:
    Issued                                          8              7            5             23
    Reinvested                                      1             --<F1>       --<F1>         --<F1>
    Redeemed                                       --<F1>         --           --<F1>         (1)

    Total                                           9              7            5             22

    Class R Shares:
    Issued                                        257            522           21             68
    Reinvested                                    900             34           --<F1>         --<F1>
    Redeemed                                     (923)        (1,408)         (21)           (68)

    Total                                         234           (852)          --<F1>         --<F1>


    <F1> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


                                                  Small Company            Focused
                                                Opportunity Fund         Growth Fund

                                                 Six
                                               Months         Year         Period
                                                Ended         Ended         Ended
                                              April 30,    October 31,    April 30,
                                                2004          2003         2004<F1>

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued               $ 6,543       $ 14,632        $449
    Dividends reinvested                        1,404             30          --
    Cost of shares redeemed                    (5,831)       (24,582)        (11)

    Total                                     $ 2,116       $ (9,920)       $438

    Class C Shares:
    Proceeds from shares issued               $   195         $   86        $ 33
    Dividends reinvested                            5             --<F2>      --
    Cost of shares redeemed                        (6)            --          --

    Total                                     $   194         $   86        $ 33

    Class R Shares:

    Proceeds from shares issued               $ 3,975       $  8,352        $ 35
    Dividends reinvested                        4,314             62          --
    Cost of shares redeemed                    (6,211)       (11,265)         --

    Total                                     $ 2,078       $ (2,851)       $ 35

    Share Transactions:
    Class A Shares:
    Issued                                        239            651          43
    Reinvested                                     55              1          --
    Redeemed                                     (213)        (1,110)         (1)

    Total                                          81           (458)         42

    Class C Shares:
    Issued                                          7              4           3
    Reinvested                                     --<F2>         --<F2>      --
    Redeemed                                       --<F2>         --          --

    Total                                           7              4           3

    Class R Shares:
    Issued                                        149            372           3
    Reinvested                                    172              3          --
    Redeemed                                     (231)          (505)         --

    Total                                          90           (130)          3


    <F1> Reflects operations for the period from January 1, 2004 (date of commencement of operations) through April 30, 2004.

    <F1> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)



                                                Balanced                   Convertible              Real Estate
                                                  Fund                        Fund                      Fund

                                          Six                         Six                         Six
                                         Months         Year          Months         Year        Months        Year
                                         Ended         Ended          Ended         Ended         Ended        Ended
                                        April 30,    October 31,     April 30,    October 31,    April 30,   October 31,
                                          2004          2003          2004<F1>       2003          2004          2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued          $ 13,561     $  36,629      $ 11,771      $ 51,930      $12,139       $ 23,683
    Proceeds from shares
      exchanged from Class G                   --            --            --         1,777           --             --
    Dividends reinvested                    1,006         3,202           479         1,114          112            213
    Cost of shares redeemed               (19,050)     (213,411)      (22,784)      (27,933)      (9,243)       (26,108)

    Total                                $ (4,483)    $(173,580)     $(10,534)     $ 26,888      $ 3,008       $ (2,212)

    Class C Shares:
    Proceeds from shares issued          $    328     $      50      $      7      $     --      $    86       $     74
    Dividends reinvested                        2            --<F2>        --<F2>        --            2              2
    Cost of shares redeemed                    (1)           (2)           --            --          (31)           (18)

    Total                                $    329     $      48      $      7      $     --      $    57       $     58

    Class R Shares:
    Proceeds from shares issued          $    943     $   2,093      $     --      $    221      $ 1,483       $  1,021
    Dividends reinvested                       36            67            --            10           56            156
    Cost of shares redeemed                  (646)       (1,562)           --           (49)        (743)          (617)
    Cost of shares  exchanged to Class A       --            --            --        (1,777)          --             --

    Total                                $    333     $     598      $     --      $ (1,595)     $   796       $    560

    Share Transactions:
    Class A Shares:
    Issued                                  1,157         3,517           968         4,782          755          1,837
    Issued in connection with
      exchange from Class G                    --            --            --           168           --             --
    Reinvested                                 86           303            40           104            7             17
    Redeemed                               (1,620)      (20,388)       (1,890)       (2,614)        (587)        (2,056)

    Total                                    (377)      (16,568)         (882)        2,440          175           (202)

    Class C Shares:
    Issued                                     29             4             1            --            5              6
    Reinvested                                 --<F2>        --            --<F2>        --           --<F2>         --
    Redeemed                                   --<F2>        --            --            --           (2)            (1)

    Total                                      29             4             1            --            3              5

    Class R Shares:
    Issued                                     81           197            --            21           94             80
    Reinvested                                  3             6            --             1            3             12
    Redeemed                                  (54)         (147)           --            (4)         (47)           (46)
    Redeemed in connection
      with exchange to Class A                 --            --            --          (168)          --             --

    Total                                      30            56            --          (150)          50             46


    <F1> Reflects operations for the period from March 1, 2004 (date of commencement of operations) through April 30, 2004 for Class C Shares.

    <F2> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


                                                   Intermediate                    Fund for
                                                   Income Fund                      Income

                                                Six                           Six
                                               Months         Year            Months          Year
                                               Ended         Ended            Ended          Ended
                                              April 30,    October 31,      April 30,       October 31,
                                                2004          2003            2004            2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued              $ 13,282       $  60,881       $ 35,962        $ 151,497
    Proceeds from shares
      exchanged from Class G                       --           3,448             --               --
    Dividends reinvested                        2,053           6,431          1,924            4,768
    Cost of shares redeemed                   (32,777)       (176,931)       (59,263)        (169,121)

    Total                                    $(17,442)      $(106,171)      $(21,377)       $ (12,856)

    Class C Shares:
    Proceeds from shares issued              $     --       $      --       $  5,020        $  32,326
    Dividends reinvested                           --              --            358              417
    Cost of shares redeemed                        --              --         (5,631)          (3,085)

    Total                                    $     --       $      --       $   (253)       $  29,658

    Class G Shares:
    Proceeds from shares issued              $     --       $     859       $     --        $      --
    Dividends reinvested                           --              21             --               --
    Cost of shares redeemed                        --            (341)            --               --
    Cost of shares
      exchanged to Class A                         --          (3,448)            --               --

    Total                                    $     --       $  (2,909)      $     --        $      --

    Class R Shares:
    Proceeds from shares issued              $     --       $      --       $ 12,187        $  93,105
    Dividends reinvested                           --              --          5,336           14,222
    Cost of shares redeemed                        --              --        (89,475)        (142,654)

    Total                                    $     --       $      --       $(71,952)       $ (35,327)


                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)



                                        Intermediate                    Fund for
                                         Income Fund                     Income

                                       Six                           Six
                                      Months        Year            Months        Year
                                      Ended        Ended            Ended        Ended
                                     April 30,   October 31,       April 30,   October 31,
                                       2004         2003             2004         2003


    Share Transactions:
    Class A Shares:
    Issued                             1,330        6,053           2,804       11,391
    Issued in connection with
      exchange from Class G               --          344              --           --
    Reinvested                           205          642             150          361
    Redeemed                          (3,277)     (17,618)         (4,618)     (12,714)

    Total                             (1,742)     (10,579)         (1,664)        (962)

    Class C Shares:
    Issued                                --           --             392        2,439
    Reinvested                            --           --              28           32
    Redeemed                              --           --            (439)        (236)

    Total                                 --           --             (19)       2,235

    Class G Shares:
    Issued                                --           87              --           --
    Reinvested                            --            2              --           --
    Cost of shares redeemed               --          (35)             --           --
    Cost of shares
      exchanged to Class A                --         (345)             --           --

    Total                                 --         (291)             --           --

    Class R Shares:
    Issued                                --           --             948        6,989
    Reinvested                            --           --             417        1,075
    Redeemed                              --           --          (6,985)     (10,779)

    Total                                 --           --          (5,620)      (2,715)


                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


                                              National Municipal       New York Municipal               Ohio Municipal
                                                 Bond Fund                  Bond Fund                      Bond Fund

                                            Six                          Six                          Six
                                           Months         Year          Months          Year         Months        Year
                                           Ended          Ended          Ended          Ended         Ended        Ended
                                          April 30,     October 31,     April 30,     October 31,    April 30,   October 31,
                                           2004<F1>       2003            2004          2003          2004<F1>      2003

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued         $ 10,579        $ 39,277        $   257       $  6,963      $ 13,996      $  24,396
    Proceeds from shares
      exchanged from Class G                  --          19,548             --          4,634            --        137,846
    Dividends reinvested                   1,327           1,776            182            386         2,538          2,961
    Cost of shares redeemed              (19,786)        (44,395)        (2,135)       (10,793)      (24,593)       (41,291)

    Total                               $ (7,880)       $ 16,206        $(1,696)      $  1,190      $ (8,059)     $ 123,912

    Class C Shares:
    Proceeds from shares issued         $     71        $     --        $    --       $     --      $     11      $      --
    Dividends reinvested                      --<F2>          --             --             --            --<F2>         --

    Total                               $     71        $     --        $    --       $     --      $     11      $      --

    Class G Shares:
    Proceeds from shares issued         $     --        $  6,338        $    --       $    157      $     --      $   4,222
    Dividends reinvested                      --             205             --             22            --          1,288
    Cost of shares redeemed                   --            (907)            --         (1,254)           --         (5,799)
    Cost of shares
      exchanged to Class A                    --         (19,548)            --         (4,634)           --       (137,846)

    Total                               $     --        $(13,912)       $    --       $ (5,709)     $     --      $(138,135)

    Share Transactions:
    Class A Shares:
    Issued                                   957           3,585             19            536         1,150          2,010
    Issued in connection with
      exchange from Class G                   --           1,796             --            358            --         11,451
    Reinvested                               121             162             14             30           210            244
    Redeemed                              (1,794)         (4,048)          (162)          (831)       (2,025)        (3,420)

    Total                                   (716)          1,495           (129)            93          (665)        10,285

    Class C Shares:
    Issued                                     6              --             --             --             1             --
    Reinvested                                --<F2>          --             --             --            --<F2>         --
    Total                                      6              --             --             --             1             --

    Class G Shares:

    Issued                                    --             581             --             12            --            353
    Reinvested                                --              19             --              2            --            108
    Redeemed                                  --             (83)            --            (98)           --           (484)
    Redeemed in connection
      with exchange to Class A                --          (1,795)            --           (360)           --        (11,469)

    Total                                     --          (1,278)            --           (444)           --        (11,492)


    <F1> Reflects operations for the period from March 1, 2004 (date of commencement of operations) through April 30, 2004 for Class C Shares.

    <F2> Rounds to less than $1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2004

                                                                  (Unaudited)


7.  Concentration of Credit Risk:

    The New York Municipal Bond Fund and Ohio Municipal Bond Fund invest primarily in municipal debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within those states than are other types of funds which are not geographically concentrated to the same extent.

                                PROXY VOTING:

     The Board of Trustees of the Funds has adopted a proxy voting policy and procedure (the "Funds Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Funds, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

     The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the Adviser or any of its affiliates or any affiliate of the Funds by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Effective August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-539-3863, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


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

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

                                  PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                Cleveland, OH
                               Permit No. 1535


Victory Funds
LOGO (R)

Visit our web site at:
www.VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)


1VF-SEMI-AR 6/04

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable - only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
(f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.



Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2)  If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

     (3)  If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
     (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (2)  Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
     Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.



Item 6. Schedule of Investments.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.



Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.



Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 11. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                           The Victory Portfolios
                                       ----------------------

By (Signature and Title)*              /s/ Adam S. Ness
                                       ----------------
                                       Adam S. Ness, Treasurer

Date  July 7, 2004
      ------------




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Kathleen A. Dennis
                                       ----------------------
                                       Kathleen A. Dennis, President

Date  July 7, 2004
      ------------


By (Signature and Title)*              /s/ Adam S. Ness
                                       ----------------
                                       Adam S. Ness, Treasurer

Date  July 7, 2004
      ------------

* Print the name and title of each signing officer under his or her signature.